As filed with the Securities and Exchange Commission on May 30, 2000


                                                        Registration No. 2-75661
                                                               File No. 811-3379
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                         ---
      Pre-Effective Amendment No.
                                                          ---
      Post-Effective Amendment No.  25                     X
                                                          ---
                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                         ---


      Amendment No.  25


                       (Check appropriate box or boxes.)

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

            625 Second Street, Suite 102, Petaluma, California 94952
              (Address of Principal Executive Offices)       (Zip Code)

       Registrant's Telephone Number, including Area Code (707) 778-1000


         TERRY COXON, 625 Second Street, Suite 102, Petaluma, CA 94952
                    (Name and Address of Agent for Service)
                              --------------------

                                   Copies to:
 ROBERT B. MARTIN, JR., ESQ., 625 Second Street, Suite 102, Petaluma, CA 94952

              It is proposed that this filing will become effective (check appropriate box), and that the approximate date of commencement of proposed sale to the public will be as soon as practicable after:

              X     immediately upon filing pursuant to paragraph (b)
             ---

                    on ______________ pursuant to paragraph (b)
             ---

                    60 days after filing pursuant to paragraph (a)
             ---

                    on (date) pursuant to paragraph (a) of rule 485
             ---


================================================================================
The Registrant has registered an indefinite amount of such securities under the Securities Act of 1933 pursuant to Rule 24f-2, and the Notice thereunder for its most recent fiscal year was filed with the Commission on March 28, 2000.
================================================================================

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                   Cross Reference Sheet Pursuant to Rule 404
            Between Items of Part A of Form N-1A and the Prospectus

              Item Number and Caption of Part A of Form N-1A                  Caption in Prospectus
        -----------------------------------------------------------  --------------------------------------------
        1.       Front and Back Cover Pages........................  Front and Back Cover Pages

        2.       Risk / Return Summary:
                   Investments, Risks and Performance..............  Risk / Return Summary

        3.       Risk / Return Summary: Fee Table..................  Pro-Forma Expense Table

        4.       Investment Objectives, Principal
                   Investment Strategies and Related Risks.........  Cover Page;
                                                                     Objectives and Policies;
                                                                     The Four Portfolios;
                                                                     The Four Portfolios-Risk Factors and Special
                                                                        Considerations

        5.       Management's Discussion of Fund Performance.......  Financial Statements

        6.       Management, Organization and
                    Capital Structure..............................  Management

        7.       Shareholder Information...........................  Objectives and Policies;
                                                                     Distributions and Taxes;
                                                                     Computation of Net Asset Values;
                                                                     Purchase of Shares from the Fund;
                                                                     Redemption of Shares by the Fund;
                                                                     Shareholder Account Services and Privileges;
                                                                     Service Charges

        8.       Distribution Arrangements.........................  Purchase of Shares from the Fund

        9.       Financial Highlights Information..................  Financial Highlights


---------------

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                   Cross Reference Sheet Pursuant to Rule 404
Between Items of Part B of Form N-1A and the Statement of Additional Information
                                                                        Caption in Statement of Additional
              Item Number and Caption of Part B of Form N-1A                       Information
        -----------------------------------------------------------  ----------------------------------------
        10.      Cover Page and Table of Contents..................  Cover Page;
                                                                     Table of Contents

        11.      Fund History......................................  Organization and Management-Fund History

        12.      Description of the Fund and its Investments and
                    Risks..........................................  Objectives and Policies

        13.      Management of the Fund............................  Organization and Management

        14.      Control Persons and Principal Holders of
                    Securities.....................................  Organization and Management-
                                                                        Share Ownership

        15.      Investment Advisory and Other Services............  Organization and Management;
                                                                     Transfer and Dividend-Disbursing Agent;
                                                                     Custodian

        16.      Brokerage Allocation and Other Practices..........  Portfolio Transactions and Brokerage

        17.      Capital Stock and Other Securities................  General Information

        18.      Purchase, Redemption and Pricing of Shares........  Computation of Net Asset Values;
                                                                     Purchase of Shares from the Fund;
                                                                     Redemption of Shares by the Fund

        19.      Taxation of the Fund..............................  Distributions and Taxes;
                                                                     Redemption of Shares by the Fund - Tax
                                                                       Consequences of In-Kind Redemptions

        20.      Underwriters......................................  Portfolio Transactions and Brokerage;
                                                                     General Information-Capitalization

        21.      Calculation of Performance Data...................  General Information-Calculations of
                                                                        Performance Data;
                                                                     General Information-After-Tax Returns

        22.      Financial Statements..............................  Financial Statements

----------

PROSPECTUS                                                          May 30, 2000


                                      The
                                   PERMANENT
                                   PORTFOLIO
                                Family of Funds

                                 (707) 778-1000
                 625 Second Street * Petaluma, California 94952
--------------------------------------------------------------------------------
  Permanent Portfolio Family of Funds, Inc. (the "Fund") is a mutual fund that contains four separate "Portfolios," each with its own separate investment policy. Investors may invest in any one or in any combination of the Portfolios. The Fund's four Portfolios are:

  The Permanent Portfolio, which invests a fixed Target Percentage of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as U.S. Treasury bills and bonds.

  The Treasury Bill Portfolio, which invests in short-term U.S. Treasury bills and notes.

  The Versatile Bond Portfolio, which invests in a diversified portfolio of short-term (remaining maturity of 24 months or less) corporate bonds rated "A" or higher by Standard & Poor's.

  The Aggressive Growth Portfolio, which invests in stocks and stock warrants of U.S. companies selected for high profit potential.

  The Fund is a no-load fund. Investors may purchase and redeem shares in any Portfolio directly with the Fund without payment of commission.

  This Prospectus is designed to provide you with information you should know before investing in any of the Fund's Portfolios. You should read this entire document and retain it for future reference.







These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Commission passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------



RISK / RETURN SUMMARY..........................................................i
BAR CHART AND PERFORMANCE TABLES..............................................iv
   Permanent Portfolio........................................................iv
   Treasury Bill Portfolio.....................................................v
   Versatile Bond Portfolio...................................................vi
   Aggressive Growth Portfolio...............................................vii
PRO-FORMA EXPENSE TABLE.....................................................viii
SUMMARY OF OTHER FEATURES.....................................................ix
OPTIONAL SERVICES AND CHARGES.................................................xi
FINANCIAL HIGHLIGHTS...........................................................1
   Permanent Portfolio.........................................................1
   Treasury Bill Portfolio.....................................................2
   Versatile Bond Portfolio....................................................3
   Aggressive Growth Portfolio.................................................4
OBJECTIVES AND POLICIES........................................................5
   Tax Planning................................................................5
   Dividends and Tax Planning..................................................5
THE FOUR PORTFOLIOS............................................................5
   Permanent Portfolio.........................................................6
   Treasury Bill Portfolio.....................................................7
   Versatile Bond Portfolio....................................................8
   Aggressive Growth Portfolio.................................................8
   Risk Factors and Special Considerations.....................................9
MANAGEMENT....................................................................13
   Investment Adviser.........................................................13
CONSULTANTS...................................................................14
DISTRIBUTIONS AND TAXES.......................................................15
COMPUTATION OF NET ASSET VALUES...............................................16
PURCHASE OF SHARES FROM THE FUND..............................................16
REDEMPTION OF SHARES BY THE FUND..............................................17
   Written Redemption Requests................................................17
   Telephone Redemption Requests..............................................18
   Redemption Limitations.....................................................18
SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES...................................19
   Automatic Investment Program...............................................19
   Portfolio Switching........................................................19
   Automatic Reinvestment.....................................................19
   Systematic Withdrawal Program..............................................19
   Individual Retirement Account Plan.........................................20
   Check Redemptions - Treasury Bill Portfolio and
      Versatile Bond Portfolio Only...........................................20
   Limitations................................................................21
SERVICE CHARGES...............................................................21
CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT.......................22
REPORTS.......................................................................22
   Advertising................................................................22

RISK / RETURN SUMMARY

     This Summary describes the features of an investment in the Fund. Please read the entire Prospectus for more complete information before you invest.

Investment Objectives, Principal Strategies and Risks

     The Fund is a no-load, diversified management investment company consisting of four Portfolios: Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Each of the Fund's four Portfolios has a separate investment policy and separate investment objectives or goals. Each Portfolio follows the strategy of undertaking, where practicable, to minimize or defer the recognition of taxable income by its shareholders.

     There is, of course, no assurance that any Portfolio will achieve its objective. Loss of money is a risk of investing in the Fund, especially in the case of the Aggressive Growth Portfolio. In addition, please see "Risk Factors and Special Considerations" for a description of the investments held by each Portfolio and the risks that would attend an isolated purchase of any one of those investments.

     Permanent  Portfolio

     The objective of the Fund's Permanent Portfolio is to preserve and increase the purchasing power value of its shares over the long term. It's strategy is to invest a fixed Target Percentage of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as U.S. Treasury bills and bonds. To maintain the Portfolio's Target Percentages, the Permanent Portfolio invests in gold and silver bullion and bullion-type coins, Swiss franc denominated deposits and Swiss government bonds, stocks of companies whose assets consist primarily of real estate and natural resources such as oil and minerals, stock warrants and volatile stocks of the types in which the Aggressive Growth Portfolio may invest and high grade, short term bills and bonds of the types in which the Treasury Bill Portfolio and Versatile Bond Portfolio may invest.

     Prices of gold, silver, stocks and stock warrants are subject to market risk and have experienced wide fluctuations from time to time. Prices of U.S. Treasury bills and bonds and short-term corporate bonds are also subject to market risk and decrease when prevailing interest rates rise. Short-term corporate bonds are also subject to some risk of default. Viewed in isolation, some of these assets, such as gold, stock warrants and long-term bonds would be considered highly speculative. However, the Fund's management believes that the various investments are subject to different (and, in some cases, contrary) risks, so that the value of the Permanent Portfolio's investments in the aggregate will be subject to less risk, over the long term, than the risk associated with any one of the investments taken by itself.

     Even if the Permanent Portfolio does achieve its objective over the long term, it is subject to the risk of suffering substantial short-term losses from time to time, since investment prices generally respond to changes in the pattern of inflation with lags and delays that are impossible to foresee.

     Treasury Bill Portfolio

     The objective of the Fund's Treasury Bill Portfolio is to earn high current income for the Portfolio, consistent with safety of principal. It's strategy is to invest at least 80% of its assets in short-term U.S. Treasury bills and notes. It also invests in U.S. Treasury bonds and notes having a remaining maturity of thirteen months or less. The Treasury Bill Portfolio, unlike most money market funds (which distribute their investment income daily and maintain a constant net asset value per share), follows a dividend policy that permits (but does not assure) its net asset value per share to rise. An investment in the Treasury Bill Portfolio is subject to the risk of market changes in prices and yields of short-term U.S. Treasury securities. Prices of short-term U.S. Treasury securities like those that the Portfolio invests in go down when prevailing interest rates rise.

     Versatile Bond Portfolio

     The objective of the Fund's Versatile Bond Portfolio is to earn high current income for the Portfolio, while limiting risk to principal. It's strategy is to invest in a diversified portfolio of corporate bonds rated "A" or higher by Standard & Poor's and having a remaining maturity of 24 months or less. An investment in the Versatile Bond Portfolio is subject to the risk of market changes in prices and yields of short-term corporate bonds. Prices of short-term corporate bonds go down when prevailing interest rates rise. Such price changes generally are smaller than changes in the prices of long-term corporate, municipal or U.S. Treasury bonds. Also, corporate bonds generally are not guaranteed by any government agency and are subject to the risk of default. Unlike most short-term bond funds that pay out dividends periodically, the Versatile Bond Portfolio follows a dividend policy that permits (but does not assure) its net asset value per share to rise.

     Aggressive Growth Portfolio

     The objective of the Fund's Aggressive Growth Portfolio is to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares. It's strategy is to invest in stocks and stock warrants of U.S. companies selected by the Investment Adviser for high profit potential. The Investment Adviser seeks to select stocks that are expected to have higher price volatility than the stock market as a whole, including stocks of companies in high technology industries, companies developing or exploiting new products or services and companies whose shares are valued primarily for potential growth in earnings, dividends or asset values. While such investments are expected by the Investment Adviser to have the potential to appreciate more rapidly than stock market investments in general, they also are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining.

                      This page intentionally left blank.

--------------------------------------------------------------------------------
                        BAR CHART AND PERFORMANCE TABLES
--------------------------------------------------------------------------------

                              Permanent Portfolio

The bar chart and table below provide an indication of the risks of investing in the Permanent Portfolio by showing changes in the Portfolio's performance from year to year over the last ten calendar years and by showing how the Portfolio's average annual total returns for the one, five and ten year periods ended December 31, 1999 compare to the performance of three-month U.S. Treasury bills. The bar chart assumes reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee. How the Permanent Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.




                                  GRAPH OMITTED




During the ten years shown in the bar chart above, the Permanent Portfolio's highest return during one calendar quarter was 7.86% (quarter ending September 30, 1997) and its lowest return during one calendar quarter was -3.18% (quarter ending March 31, 1997). The Permanent Portfolio's year-to-date return through the latest calendar quarter was 3.20% (quarter ending March 31, 2000).


                              -----------------------------------------------
                                       Average Annual Total Returns
                                 (for the periods ended December 31, 1999)
                              -----------------------------------------------
                               Past 1 Year     Past 5 Years    Past 10 Years
                              --------------  --------------  ---------------

     Permanent Portfolio......     1.10%          5.29%           4.41%
     U.S. Treasury bills*.....     4.78%          5.16%           5.00%



* Three-month U.S. Treasury bills are short-term loans to the U.S. Government with a maturity of three months. Treasury bills are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

--------------------------------------------------------------------------------
                        BAR CHART AND PERFORMANCE TABLES
--------------------------------------------------------------------------------

                            Treasury Bill Portfolio

The bar chart and table below provide an indication of the risks of investing in the Treasury Bill Portfolio by showing changes in the Portfolio's performance from year to year over the last ten calendar years and by showing how the Portfolio's average annual total returns for the one, five and ten year periods ended December 31, 1999 compare to the performance of three-month U.S. Treasury bills. The bar chart assumes reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee. How the Treasury Bill Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.




                                  GRAPH OMITTED




During the ten years shown in the bar chart above, the Treasury Bill Portfolio's highest return during one calendar quarter was 1.80% (quarter ending March 31, 1990) and its lowest return during one calendar quarter was .38%(quarter ending December 31, 1992).The Treasury Bill Portfolio's year-to-date return through the latest calendar quarter was 1.06% (quarter ending March 31, 2000).


                              -----------------------------------------------
                                       Average Annual Total Returns
                                 (for the periods ended December 31, 1999)
                              -----------------------------------------------
                                Past 1 Year    Past 5 Years    Past 10 Years
                              --------------  --------------  ---------------

     Treasury Bill Portfolio..     3.67%          4.16%           4.13%
     U.S. Treasury bills*.....     4.78%          5.16%           5.00%



* Three-month U.S. Treasury bills are short-term loans to the U.S. Government with a maturity of three months. Treasury bills are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

--------------------------------------------------------------------------------
                        BAR CHART AND PERFORMANCE TABLES
--------------------------------------------------------------------------------

                            Versatile Bond Portfolio

The bar chart and table below provide an indication of the risks of investing in the Versatile Bond Portfolio by showing changes in the Portfolio's performance from year to year over the last eight calendar years and by showing how the Portfolio's average annual total returns for the one, five and nine year periods ended December 31, 1999 compare to the performance of the Salomon Smith Barney AAA/AA 1-3 Year Corporate Index, a component of the Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index. The bar chart assumes reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee. How the Versatile Bond Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.




                                  GRAPH OMITTED




During the eight years shown in the bar chart above, the Versatile Bond Portfolio's highest return during one calendar quarter was 2.51% (quarter ending September 30, 1992) and its lowest return during one calendar quarter was .11% (quarter ending December 31, 1992). The Versatile Bond Portfolio's year-to-date return through the latest calendar quarter was 1.03% (quarter ending March 31, 2000).


                              ------------------------------------------------
                                      Average Annual Total Returns
                                  (for the periods ended December 31, 1999)
                              ------------------------------------------------
                               Past 1 Year     Past 5 Years   Since Inception(1)
                              --------------  --------------  -----------------

  Versatile Bond Portfolio....    3.21%           5.06%            4.54%
  Salomon Smith Barney AAA/AA
    1-3 Year Corporate Index*.    3.69%           6.93%            6.44%



(1) The Versatile Bond Portfolio became effective September 27, 1991 and commenced investment operations November 12, 1991.

* The Salomon Smith Barney AAA/AA 1-3 Year Corporate Index is a component of the Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor's or Moody's with maturities of one to three years and a minimum amount outstanding of $100 million.

--------------------------------------------------------------------------------
                        BAR CHART AND PERFORMANCE TABLES
--------------------------------------------------------------------------------

                          Aggressive Growth Portfolio

The bar chart and table below provide an indication of the risks of investing in the Aggressive Growth Portfolio by showing changes in the Portfolio's performance from year to year over the last ten calendar years and by showing how the Portfolio's average annual total returns for the one, five and ten year periods ended December 31, 1999 compare to the performance of the Dow Jones Industrial Average. The bar chart assumes reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee. How the Aggressive Growth Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.




                                  GRAPH OMITTED




During the ten years shown in the bar chart above, the Aggressive Growth Portfolio's highest return during one calendar quarter was 27.47% (quarter ending December 31, 1998) and its lowest return during one calendar quarter was -27.44% (quarter ending September 30, 1990). The Aggressive Growth Portfolio's year-to-date return through the latest calendar quarter was 6.35% (quarter ending March 31, 2000).


                              -------------------------------------------------
                                        Average Annual Total Returns
                                  (for the periods ended December 31, 1999)
                              -------------------------------------------------
                               Past 1 Year     Past 5 Years    Past 10 Years(1)
                              --------------  --------------  -----------------

Aggressive Growth Portfolio...    31.53%          24.66%            17.19%
Dow Jones Industrial Average*.    25.22%          24.56%            15.47%



(1) The Aggressive Growth Portfolio became effective January 2, 1990 and commenced investment operations May 16, 1990.

* The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks.

--------------------------------------------------------------------------------
                            PRO-FORMA EXPENSE TABLE
--------------------------------------------------------------------------------

The table below briefly describes the fees and expenses you may pay in connection with an investment in the Fund.

Shareholder Fees (fees paid directly from your investment)
     One-time account start-up fee..........................  $35.00
     Optional services:
     Exchange fee (Portfolio switching).....................  $ 5.00 per switch
     Check redemptions
       (Treasury Bill Portfolio
        and Versatile Bond Portfolio only)..................  $ 1.00 per check
     Bank-to-bank wire transfer.............................  $ 8.00 per wire


Annual Fund Operating Expenses (expenses that are deducted from Fund assets):


                    ------------------------------------------------------------
                     Permanent  Treasury Bill  Versatile Bond  Aggressive Growth
                     Portfolio    Portfolio       Portfolio       Portfolio
                    ----------  -------------  --------------  -----------------


Management fees(1)..   1.13%        1.13%           1.13%           1.13%
Other expenses
  Other operating
   expenses.........    .34%         .39%            .26%            .60%
  Account
   maintenance fees.    .05%         .05%            .05%            .05%
                       -----        -----           -----           -----
  Total other
   expenses             .39%         .44%            .31%            .65%
                       -----        -----           -----           -----
Total operating
   expenses            1.52%        1.57%           1.44%           1.78%
                       =====        =====           =====           =====



(1) During the year ended January 31, 2000, the Investment Adviser voluntarily agreed to waive portions of the investment advisory (management) fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that the Portfolio's total investment advisory fee would exceed an annual rate of 5/8 of 1% (0.625%), in the case of the Treasury Bill Portfolio, or 3/4 of 1% (0.750%), in the case of the Versatile Bond Portfolio. After fee waivers, the investment advisory fee for the Treasury Bill Portfolio and the Versatile Bond Portfolio is actually .63% and .75%, respectively, instead of 1.13%, and total operating expenses are 1.07% and 1.06%, respectively. The Investment Adviser may continue to voluntarily waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.



Example
This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                    ------------------------------------------------------------
                     Permanent  Treasury Bill  Versatile Bond  Aggressive Growth
                     Portfolio    Portfolio       Portfolio       Portfolio
                    ----------  -------------  --------------  -----------------
 1 Year.............  $  189       $  194          $  181          $  216
 3 Years............  $  514       $  529          $  489          $  594
 5 Years............  $  861       $  888          $  819          $  997
10 Years............  $1,842       $1,896          $1,754          $2,123

SUMMARY OF OTHER FEATURES

Other major features of the Fund include:

*    Dividends and capital gain distributions (if any) paid annually.

* Tax planning at the Fund level to minimize or defer, where practicable, the recognition of taxable income or gains by its shareholders.

*    IRA Plan.

*    $1,000 minimum initial investment in any Portfolio.

*    $100 minimum additional investment in any Portfolio.

*    No redemption or commission charge to redeem shares directly with the Fund.

Investment and Tax Planning

     The Fund was designed to provide its shareholders with a flexible tool for their investment and tax planning. In furtherance of that purpose, each of the Fund's four Portfolios has its own particular investment policy, and each Portfolio may be purchased through an IRA Plan sponsored by the Fund.

     Each Portfolio, to the extent consistent with its investment objectives, arranges its investments to favor opportunities for appreciation and holds appreciated investments for at least the minimum period required for sales of investments to qualify for long-term capital gain treatment. In addition, each Portfolio distributes its investment income to its shareholders as per-share dividends only once a year and only to the extent necessary for the Portfolio to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, thereby avoiding corporate federal income tax. (If a Portfolio were to distribute less than the minimum amount required for any year, which the Fund considers unlikely, it would become subject to federal income tax for that year.) This dividend policy may lessen a shareholder's tax burden by deferring recognition of taxable income and/or by permitting a greater portion of the shareholder's total return to be recognized as a capital gain on a redemption rather than as dividends, which are taxable as ordinary income. In the case of shares that pass to a shareholder's estate, this dividend policy may eliminate income tax on a portion of the shareholder's total return, due to a federal income tax provision which generally treats property acquired from a decedent as having a tax basis equal to its fair market value at the date of death.

     For shareholders holding their shares in a Portfolio continuously for longer than one year, the tax advantages to be achieved from the Portfolio's dividend policy will vary depending on the amount and timing of redemptions of shares by the Portfolio's shareholders in general. See "Objectives and Policies," "The Four Portfolios" and "Distributions and Taxes."

Investing in the Fund

     Investors may establish a Shareholder Account by sending a check ($1,000 minimum for each Portfolio in which you invest), together with a Shareholder Account Application, to the Fund's Transfer Agent, Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208; please see "Purchase of Shares from the Fund." Eligible investors may invest through the Fund's IRA Plan. Existing shareholders may reinvest dividends and capital gain distributions, if any, through the Fund's Automatic Reinvestment feature. See "Shareholder Account Services and Privileges - Automatic Reinvestment."

Redemption of Shares

     A shareholder may voluntarily redeem any or all of the shares he has purchased in a Portfolio at that Portfolio's net asset value next determined following receipt of a properly completed redemption request by the Transfer Agent. Redemption requests may be made in writing or by telephone. See "Redemption of Shares by the Fund - Telephone Redemption Requests." The cash proceeds of a telephone redemption will be sent to the shareholder's individual bank account by check (via first class mail), or by bank-to-bank wire if requested. Shareholders also may redeem shares in the Treasury Bill Portfolio and in the Versatile Bond Portfolio by writing a redemption check. In addition, the Fund offers a Systematic Withdrawal Program whereby shareholders may receive periodic payments of a fixed amount. The Fund reserves a limited right to redeem shares in the Permanent Portfolio in kind; see "Risk Factors and Special Considerations - Target Percentages and In-Kind Redemptions."

     Shareholders may redeem shares in one Portfolio and simultaneously reinvest the proceeds in another Portfolio by means of a Portfolio Switch. See "Shareholder Account Services and Privileges - Portfolio Switching."

Computation of Net Asset Values

     The Fund calculates net asset values for each Portfolio each business day at the close of business of the New York Stock Exchange. All purchases and redemptions are effected at the price based on the next calculation of net asset value after the order is accepted.

Consultants

     The Fund and the Investment Adviser have retained Harry Browne and Douglas Casey as consultants at the expense of the Investment Adviser. The consultants are available to the Fund's officers and Investment Adviser for discussion on general economic conditions and other matters; they do not advise the Fund or the Investment Adviser on the selection of specific investments.

Transfer Agent

     The Fund has retained Chase Global Funds Services Company as its transfer agent. The Fund's management believes that the Transfer Agent is well qualified to provide shareholders with service that is timely, accurate and efficient. You may contact the Transfer Agent to inquire about your Shareholder Account or about the processing of your purchase and redemption requests by calling (800) 341-8900 (from Massachusetts, (617) 557-8000), or by writing to Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208.

Information Office

     The Investor's Information Office (the "Information Office") is made available by the Investment Adviser for the convenience of Fund shareholders. A shareholder or other interested investor may obtain a current Prospectus, Statement of Additional Information ("SAI"), Annual and Semi-Annual Report, Shareholder Account Application, IRA Plan booklet and forms and other informational material by calling the Information Office at (800) 531-5142 or
(512) 453-7558, or by writing to the Information Office, P.O. Box 5847, Austin, Texas 78763 (Fax (512) 453-2015).

     After you have read the Prospectus, please contact the Information Office if you have any questions about the policies or objectives of any of the Fund's Portfolios. The experienced personnel at the Information Office will welcome your inquiry.

--------------------------------------------------------------------------------
                         OPTIONAL SERVICES AND CHARGES
--------------------------------------------------------------------------------


Telephone redemptions ....................  No charge;
                                            no minimum redemption size;
                                            no limit to the number of telephone
                                               redemptions.

Automatic investment program .............  No charge.

Portfolio switching ......................  $5.00 per switch;
                                            no limit to the number or frequency
                                               of switches.

Automatic reinvestment ...................  No charge.

Check redemptions ........................  $1.00 per check;
 (Treasury Bill Portfolio and               no minimum check size;
  Versatile Bond Portfolio only)            no limit to the number of check
                                               redemptions.

Bank-to-bank wire transfer ...............  $8.00 per wire.

Systematic withdrawal program ............  No charge.

Assistance from
Investor's Information Office
at (800) 531-5142 ........................  No charge.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     These financial highlight tables are intended to help you understand each Portfolio's financial performance for the past five years. Certain information reflects financial results for a single share in a Portfolio. Total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information is derived from the financial highlights in the Fund's financial statements and has been audited for each of the years in the four-year period ended January 31, 1999, by KPMG LLP, independent auditors, and for the year ended January 31, 2000, by Tait, Weller & Baker, independent auditors, whose report dated February 25, 2000, along with the Fund's financial statements, are included in the Fund's Annual Report. The report of KPMG LLP, dated March 12, 1999, and the report of Tait, Weller & Baker, each contain an explanatory paragraph that states that the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund's Investment Adviser and one (formerly two) of the Fund's directors and officers. See "Risk Factors and Special Considerations - Regulatory matters." This report is available without charge from the Investor's Information Office.

                                                ----------------------------------------------------------------------------------
                                                                               Permanent Portfolio
                                                ----------------------------------------------------------------------------------
                                                                               Year ended January 31
                                                ----------------------------------------------------------------------------------
                                                   2000              1999               1998              1997              1996
                                                ---------         ---------          ---------         ---------         ---------
Net asset value, beginning of year              $   18.71         $   19.08          $   18.40         $   18.80         $   16.51
                                                ---------         ---------          ---------         ---------         ---------
  Income (loss) from investment operations:
    Net investment income (1)..............           .43               .47                .37               .52               .50
    Net realized and unrealized gain (loss)
     on investments and foreign
     currencies ...........................          (.64)                -               1.01              (.41)             2.17
                                                ---------         ---------          ---------         ---------         ---------
      Total income (loss) from
        investment operations                        (.21)              .47               1.38               .11              2.67

  Less distributions from:
    Net investment income  ................          (.29)             (.20)              (.34)             (.42)             (.38)
    Net realized gain on investments (2)...          (.77)             (.64)              (.36)             (.09)                -
                                                ---------         ---------          ---------         ---------         ---------
      Total distributions                           (1.06)             (.84)              (.70)             (.51)             (.38)
                                                ---------         ---------          ---------         ---------         ---------

Net asset value, end of year                    $   17.44         $   18.71          $   19.08         $   18.40         $   18.80
                                                =========         =========          =========         =========         =========

Total return (3)  .........................       (1.11)%             2.48%              7.57%              .57%            16.20%

Ratios / supplemental data:
  Net assets, end of year (in thousands)...     $  56,773         $  66,855          $  71,099         $  72,992         $  76,641
                                                =========         =========          =========         =========         =========


  Ratio of expenses to average net assets..         1.47%             1.43%              1.91%             1.49%             1.35%
  Ratio of net investment income
    to average net assets .................         2.39%             2.48%              1.96%             2.78%             2.85%
  Portfolio turnover rate .................        23.75%            14.05%              7.66%            12.29%             9.96%






(l) Net investment income is based on average net assets per share outstanding during the year.
(2)  Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.



                                                   --------------------------------------------------------------------------------
                                                                               Treasury Bill Portfolio
                                                   --------------------------------------------------------------------------------
                                                                                 Year ended January 31
                                                   --------------------------------------------------------------------------------
                                                       2000            1999              1998             1997              1996
                                                   -----------     -----------       ------------     ------------      -----------
Net asset value, beginning of year                  $   67.97       $   67.56         $    67.55       $    67.84        $    66.40
                                                    ---------       ---------         ----------       ----------        ----------
  Income from investment operations:
    Net investment income (1)(2)................         2.51            2.72               2.69             2.84              3.22
    Net realized and unrealized gain (loss)
     on investments (3) ........................         (.01)            .03                .06              .01               .06
                                                    ---------       ---------         ----------       ----------        ----------
      Total income from investment operations            2.50            2.75               2.75             2.85              3.28

  Less distributions from:
    Net investment income  .....................        (2.59)          (2.34)             (2.74)           (3.14)            (1.84)
                                                    ---------       ---------         ----------       ----------        ----------
      Total distributions                               (2.59)          (2.34)             (2.74)           (3.14)            (1.84)
                                                    ---------       ---------         ----------       ----------        ----------

Net asset value, end of year                        $   67.88       $   67.97         $    67.56       $    67.55        $    67.84
                                                    =========       =========         ==========       ==========        ==========

Total return (4) ...............................        3.70%           4.09%              4.09%            4.23%             4.95%

Ratios / supplemental data:
  Net assets, end of year  (in thousands) ......    $  81,059       $  93,095         $   94,200       $  105,342        $  114,667
                                                    =========       =========         ==========       ==========        ==========

  Ratio of expenses to average net assets (2) ..        1.02%            .96%              1.20%             .90%              .82%
  Ratio of net investment income
    to average net assets  .....................        3.70%           4.01%              3.98%            4.19%             4.79%






(1) Net investment income is based on average net assets per share outstanding during the year.
(2) Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 2000 and .50%, .50%, .50% and .50% for the years ended January 31,1999, 1998, 1997 and
     1996, respectively. Without this waiver, the net investment income per share would have been $2.01 for the year ended January 31, 2000 and $2.24, $2.19, $2.37 and $2.78 for the years then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

                                                ----------------------------------------------------------------------------------
                                                                            Versatile Bond Portfolio
                                                ----------------------------------------------------------------------------------
                                                                              Year ended January 31
                                                ----------------------------------------------------------------------------------
                                                    2000              1999             1998              1997              1996
                                                -----------       -----------      -----------       -----------       -----------
Net asset value, beginning of year               $   58.83         $   58.58        $   57.24         $   56.85         $   54.90
                                                 ---------         ---------        ---------         ---------         ---------

  Income from investment operations:
    Net investment income (1)(2)  ............        2.44              2.77             2.87              2.94              2.91
    Net realized and unrealized gain (loss)
      on investments (3)  ....................        (.58)             (.08)             .17              (.34)             1.05
                                                 ---------         ---------        ---------         ---------         ---------
      Total income from investment operations         1.86              2.69             3.04              2.60              3.96

  Less distributions from:
    Net investment income  ...................       (2.31)            (2.44)           (1.70)            (2.21)            (2.01)
                                                 ---------         ---------        ---------         ---------         ---------
      Total distributions                            (2.31)            (2.44)           (1.70)            (2.21)            (2.01)
                                                 ---------         ---------        ---------         ---------         ---------

Net asset value, end of year                     $   58.38         $   58.83        $   58.58         $   57.24         $   56.85
                                                 =========         =========        =========         =========         =========

Total return (4)  ............................       3.18%             4.61%            5.33%             4.58%             7.24%

Ratios / supplemental data:
  Net assets, end of year (in thousands)......   $  18,065         $  24,377        $  23,355         $  21,345         $  20,137
                                                 =========         =========        =========         =========         =========

  Ratio of expenses to average net assets (2).       1.01%             1.08%            1.01%              .97%              .89%
  Ratio of net investment income
    to average net assets  ...................       4.16%             4.72%            4.95%             5.16%             5.21%
  Portfolio turnover rate  ...................      59.52%            68.21%           55.53%           102.29%            51.64%




(1) Net investment income is based on average net assets per share outstanding during the year.
(2) Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .37% for the year ended January 31, 2000 and .37%, .38%, .38% and .37% for the years ended January 31 ,1999, 1998, 1997 and
     1996, respectively. Without this waiver, the net investment income per share would have been $2.14 for the year ended January 31, 2000 and $2.48, $2.59, $2.66 and $2.65 for the years then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

                                                          -----------------------------------------------------------------------
                                                                               Aggressive Growth Portfolio
                                                          -----------------------------------------------------------------------
                                                                                  Year ended January 31
                                                          -----------------------------------------------------------------------

                                                             2000           1999           1998           1997            1996
                                                          ----------     ----------     ----------     ----------      ----------
Net asset value, beginning of year                        $    69.13     $    56.24     $    47.66     $    40.65      $   31.61
                                                          ----------     ----------     ----------     ----------      ---------

  Income from investment operations:
    Net investment income (loss)(1)....................         (.78)          (.41)          (.31)           .26           (.02)
    Net realized and unrealized gain
      on investments  .................................        15.26          13.30          11.97           7.05          10.68
                                                          ----------     ----------     ----------     ----------      ---------
      Total income from investment operations                  14.48          12.89          11.66           7.31          10.66

  Less distributions from:
    Net investment income  ............................            -              -           (.19)          (.25)          (.11)
    Net realized gain on investments (2)...............            -              -          (2.89)          (.05)         (1.51)
                                                          ----------     ----------     ----------     ----------      ---------
      Total distributions                                          -              -          (3.08)          (.30)         (1.62)
                                                          ----------     ----------     ----------     ----------      ---------

Net asset value, end of year                              $    83.61     $    69.13     $    56.24     $    47.66      $   40.65
                                                          ==========     ==========     ==========     ==========      =========

Total return (3)  .....................................       20.95%         22.92%         24.41%         18.00%         33.78%

Ratios / supplemental data:
  Net assets, end of year (in thousands)  .............   $   23,938     $   21,764     $   19,955     $   15,417      $  11,067
                                                          ==========     ==========     ==========     ==========      =========

  Ratio of expenses to average net assets .............        1.73%          1.39%          1.46%          1.33%          1.19%
  Ratio of net investment income (loss) to average net
   assets..............................................      (1.02)%         (.65)%         (.60)%           .59%         (.06)%
  Portfolio turnover rate .............................        9.38%          2.73%          2.15%         21.32%         18.94%


(1) Net investment income (loss) is based on average net assets per share outstanding during the year.
(2)  Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

OBJECTIVES AND POLICIES

     Each of the Fund's Portfolios has its own objectives and policies, as explained below. The Fund itself is designed to provide its shareholders with a flexible tool for their investing and tax planning. (Investors should note that the Fund neither intends nor attempts to engage in tax planning for individual shareholders).

     To further its shareholders' individual investment programs, the Fund includes four separate and distinct Portfolios, each with its own investment policy. A shareholder may select a Portfolio or Portfolios in accordance with his own financial objectives, and he may switch all or a portion of his investment(s) from one Portfolio to another whenever he wishes.

Tax Planning

     To further its shareholders' tax-planning, the Fund sponsors an IRA Plan, and the Fund's four Portfolios have adopted policies which operate generally by deferring (but not eliminating) federal income tax with the intent of reducing the tax burden to the shareholders of any realized income or capital gains earned by the Fund. There is no assurance that such policies will be successful, nor is it possible to predict the extent to which a shareholder's tax burden would be reduced by a successful application of the policies.

     Each of the Fund's Portfolios, to the extent consistent with its investment objectives, follows a policy of holding appreciated investments for at least the minimum period required for sales of investments to qualify for long-term capital gain treatment. This policy can enable a Portfolio to distribute investment profits in the form of capital gains, which for shareholders in the maximum federal tax bracket may be less heavily taxed than ordinary income dividends. Any Portfolio may sell investments that have declined in value for the purpose of offsetting taxable gain on investments that have appreciated in value.

     Each Portfolio also attempts, in furtherance of its objectives, to manage its investments in order to reduce its net taxable income and to favor opportunities for asset appreciation, which would be free of current federal income taxation to the Portfolio or its shareholders. See "Distributions and Taxes."

Dividends and Tax Planning

     Each Portfolio distributes its net investment income and net capital gains, if any, to its shareholders as per-share dividends only once a year and only to the extent necessary for the Portfolio to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, thereby avoiding corporate federal income tax. Under current provisions of the Internal Revenue Code the Fund is required to pay as dividends 90% of its net investment company taxable income. Each Portfolio treats as per-share dividends paid the amounts of its taxable net investment income distributed in the form of redemption proceeds. By using this permitted method of calculating dividends paid, each Portfolio is able to reduce the amount of its dividends that are distributed to shareholders who have not redeemed their shares.

     Each Portfolio has paid and will likely continue to pay a federal excise tax of four percent on its undistributed income and capital gains, if any. The Federal excise tax reduces the benefit of distributing less than 100% of the Fund's net investment income. Such undistributed amounts are retained by the Portfolio and reinvested to earn further income and gains. See "Distributions and Taxes." To the extent that a Portfolio successfully executes it's policy, the tax liability of a long-term shareholder or a shareholder who holds shares in the Portfolio on an ex-dividend date may be lessened (to an extent which the Fund cannot predict), without reducing the shareholder's total return (dividends plus appreciation).

THE FOUR PORTFOLIOS

     Each of the Fund's four Portfolios has its own pool of assets, and each Portfolio has adopted its own investment policy.

     Investors who wish to invest all or a portion of their capital in a way that does not depend on any particular outcome for the economy should consider purchasing shares in the Permanent Portfolio. Investors who wish to invest all or a portion of their capital in a way that seeks to provide a current return (which may be in the form of dividends, increases in net asset value per share, or some combination of the two) and stability of principal should consider purchasing shares in the Treasury Bill Portfolio. Investors who wish to invest all or a portion of their capital for the high current return that can be earned on high-grade, short-term, corporate bonds while limiting risk to principal should consider purchasing shares in the Versatile Bond Portfolio. Investors who wish to invest a portion of their capital to achieve high (greater than for the stock market as a whole), long-term appreciation should consider purchasing shares in the Aggressive Growth Portfolio.

     Investors may switch all or a portion of their investment in the Fund from one Portfolio to another at any time.

     Except as indicated otherwise, the investment policies and objectives of each Portfolio, as described below, are fundamental. A Portfolio's fundamental investment policy or objective can be changed only by a vote of a majority of the Portfolio's outstanding shares.

Permanent Portfolio

     The objective of the Permanent Portfolio is to preserve and increase the "purchasing power" value of its shares over the long term. This goal would require the price of shares in the Permanent Portfolio to rise at a rate equal to or greater than the rate of general price inflation (or, in the event of a deflation in the economy, it would require the price of shares in the Permanent Portfolio to resist the decline in the general level of prices). If the Permanent Portfolio succeeds in meeting its objective, the amount of goods and services that can be purchased with an amount of money equivalent to a share in the Permanent Portfolio will hold steady (over the long term), or rise, and would do so regardless of the course of inflation.

     Investors should note that even if the Permanent Portfolio does achieve its objective over the long term, it may suffer substantial short-term losses from time to time, since investment prices generally respond to changes in the pattern of inflation with lags and delays that are impossible to foresee.

     The investment policy of the Permanent Portfolio reflects the opinion of its Investment Adviser that inflation rates and other economic events cannot be forecast with a high degree of reliability and that only investors who are willing to embrace a high degree of risk should act on such forecasts. An investment vehicle such as the Permanent Portfolio, whose goals include the preservation of purchasing power, should not depend on forecasts. Instead, it should acknowledge a broad range of economic possibilities and, in order to preserve purchasing power over the long term, should incorporate investments for each of them. For a further discussion of the investment strategy of the Permanent Portfolio, see "Objectives and Policies - Investment Strategy - Permanent Portfolio" in the Fund's SAI.

     In pursuit of its objective of preserving and increasing the purchasing power value of its shares, the Permanent Portfolio, as its fundamental investment policy, invests a fixed "Target Percentage" of its net assets in each of the following categories:

--------------------------------------------------------------------------------
Investment Category                                            Target Percentage
--------------------------------------------------------------------------------
Gold ......................................................................  20%
Silver ....................................................................   5%
Swiss franc assets ........................................................  10%
Stocks of U.S. and foreign real estate
   and natural resource companies .........................................  15%
Aggressive growth stocks ..................................................  15%
Dollar assets .............................................................  35%
Total                                                                       100%
--------------------------------------------------------------------------------

     The Fund will not alter the Permanent Portfolio's Target Percentages or change the composition of its investment categories without prior authorization by the Portfolio's shareholders. The Permanent Portfolio will buy or sell investments as needed to correct any discrepancy between its actual holdings in a given category and the Target Percentage for that category if such a discrepancy exceeds 1/10th of the Target Percentage. The Investment Adviser does not attempt to anticipate short-term changes in the general price level of any investment category. Please see the SAI under "Objectives and Policies - Investment Categories" for a discussion of how each investment category works to achieve the Permanent Portfolio's objectives, and under "Objectives and Policies
- Strategic Portfolio Adjustments" for a discussion of those circumstances that might occasion a delay in portfolio adjustments.

     The Permanent Portfolio's "Gold" holdings consist of gold bullion and bullion-type coins such as, for example, American Eagle gold coins and Canadian Maple Leaf gold coins.

     The Permanent Portfolio's "Silver" holdings consist of silver bullion and bullion-type coins.

     The Permanent Portfolio's "Swiss franc assets" consist of deposits of Swiss francs at Swiss or non-Swiss banks and the bonds and other securities of the federal government of Switzerland.

     The Permanent Portfolio's "Stocks of U.S. and foreign real estate and natural resource companies" consist of stocks of companies whose assets consist primarily of real estate (such as timberland, ranching and farm land, raw land, and land with improvements and structures) and natural resources (such as oil, gas, coal, precious and non-precious metals.

     The Permanent Portfolio's "Aggressive growth stocks" include stock warrants and stocks of U.S. companies that are more volatile than the stock market as a whole, and consist of the same types of investments in which the Aggressive Growth Portfolio may invest. See "The Four Portfolios - Aggressive Growth Portfolio."

     The Permanent Portfolio's "Dollar assets" include cash, U.S. Treasury bills and notes and U.S. Treasury bonds, and may include other U.S. dollar-denominated assets such as the obligations of U.S. Government agencies, high-grade, short-term, corporate bonds and banker's acceptances which, in the opinion of the Fund's management, are secure enough to escape default even under deflationary economic conditions. The average length to maturity of the Permanent Portfolio's net dollar assets will not exceed 15 years and corporate bonds so denominated have a Standard & Poor's rating of "A" or higher and a remaining time to maturity of 24 months or less.

     The assets in each of the Permanent Portfolio's investment categories are subject to certain risks. See "Risk Factors and Special Considerations" below for a discussion of the principal risks. See, also, "Objectives and Policies - Investment Categories" in the SAI for a discussion of other risks.

     Viewed in isolation, some of the Permanent Portfolio's assets, such as gold and stock warrants, would be considered highly speculative. However, the Fund's management believes that the various investments are subject to different (and, in some cases, contrary) risks, so that the value of the Permanent Portfolio's investments in the aggregate will be subject to less risk, over the long term, than the risk associated with any one of the investments taken by itself.

     It is the Permanent Portfolio's policy to arrange its investments, whenever feasible in keeping within the Permanent Portfolio's Target Percentages, to reduce the Portfolio's net taxable income and to favor opportunities for asset appreciation. To the extent that this policy is successfully executed, the Permanent Portfolio's net asset value per share will be greater than it would have been otherwise (since the amount of distributions to shareholders will be less), and the federal income tax liability incurred by shareholders will be reduced accordingly.

     The Permanent Portfolio follows the same tax planning and dividend policies as the Fund's other Portfolios. These policies are intended generally to defer (not eliminate) the payment of federal income tax. The operation of this deferral may lessen a shareholder's tax liability without reducing his total return (dividends plus appreciation). See "Objectives and Policies" and "Distributions and Taxes."

Treasury Bill Portfolio

     The objective of the Treasury Bill Portfolio is to earn high current income for the Portfolio, consistent with safety and liquidity of principal.

     The Treasury Bill Portfolio, as its fundamental investment policy, invests exclusively in debt obligations of the United States Treasury. At least 80% of the Portfolio's assets will consist of U.S. Treasury bills and notes. The balance of the assets may be invested in U.S. Treasury bonds having a remaining maturity of thirteen months or less. The dollar weighted average length to maturity of the Portfolio's investments will not exceed 90 days.

     The Treasury Bill Portfolio distributes its net investment income and net capital gains, if any, only to the extent necessary for the Portfolio to qualify for treatment as a regulated investment company under Subchapter M of the

Internal Revenue Code, thereby avoiding corporate federal income tax. The Portfolio reduces the amount of its per-share dividends to the extent its taxable net investment income is distributed in the form of redemption proceeds. (The Treasury Bill Portfolio's dividend policy differs from the dividend policies of most money market funds in this respect.) The Treasury Bill Portfolio's dividend policy permits (but does not assure) the Portfolio's net asset value per share to rise. As a result of this policy, the tax liability of a long-term shareholder or a shareholder who holds shares on an ex-dividend date may be lessened (to an extent which the Fund cannot predict), without reducing the shareholder's total return (dividends plus appreciation).

     An investment in the Treasury Bill Portfolio should be considered for the portion of an investor's capital for which the investor wishes to provide stability of principal while earning a current return (which may be in the form of dividends, increases in net asset value per share, or some combination of the two). An investor may desire such protection because he is uncertain about the future course of investment prices, because he expects investment prices in general to decline, because he wishes to make greater allowance for the possibility of economic deflation than does the Permanent Portfolio, or because he wishes to invest temporarily in a pool of liquid, short-term securities with a low degree of risk.

Versatile Bond Portfolio

     The objective of the Versatile Bond Portfolio is to earn high current income for the Portfolio, while limiting risk to principal. The Portfolio was designed to provide its shareholders with a versatile instrument for their investment and tax planning and may be suitable for investors in a variety of circumstances.

     The Versatile Bond Portfolio invests in high-grade, short-term corporate bonds selected by the Investment Adviser for their ability to earn high current income and for their ability to protect principal.

     In order to limit risk to principal arising from defaults by corporate bond issuers, the Versatile Bond Portfolio invests only in bonds that have earned a rating of "A" or higher by Standard & Poor's and which in the opinion of the Fund's management are secure enough to escape default even under deflationary economic conditions. "AAA," "AA" and "A" are the three highest of Standard & Poor's eleven bond rating categories and mean respectively that, in the judgment of Standard & Poor's, a bond's capacity to pay interest and repay principal is "extremely strong," "very strong" or "strong." The Portfolio does not invest in so-called "junk bonds." The Portfolio further reduces risk by diversifying so that ordinarily no more than 5% of the value of its assets is invested in the bonds of any one issuer and no more than 25% is invested in the bonds of issuers in any one industry.

     The Portfolio purchases only bonds with remaining maturities of 24 months or less, in order to limit risk to principal arising from changes in open-market interest rates. Prices of such short-term bonds tend to be much more stable than prices of long-term corporate, municipal or U.S. Treasury bonds.

     The Versatile Bond Portfolio follows the same tax planning and dividend policies as the Fund's other Portfolios. These policies are intended to lessen a shareholder's tax liability without reducing his total return (dividends plus appreciation). See "Objectives and Policies" and "Distributions and Taxes." Even though the Versatile Bond Portfolio invests in short-term corporate bonds having little potential for appreciation, the Portfolio's dividend policy permits (but does not assure) the Portfolio's net asset value per share to rise.

     An investment in the Versatile Bond Portfolio should be considered for the portion of an investor's capital that he wishes to protect from risk of substantial loss while earning a higher current return than available in United States Treasury securities (which may be in the form of dividends, increases in net asset value per share, or some combination of the two). The Versatile Bond Portfolio may be especially suitable for an investor who wishes to defer federal income tax liability for a portion of his return on an investment with high current income.

Aggressive Growth Portfolio

     The objective of the Aggressive Growth Portfolio is to achieve high (greater than the stock market), long-term appreciation in the value of the Portfolio's shares. The performance of the stock market is reflected in indices, which include for example, the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index.

     The Aggressive Growth Portfolio, as its fundamental policy, invests exclusively in stocks and stock warrants of U.S. companies selected for high profit potential. The price volatility of such investments is expected by the Investment Adviser to be greater than the price volatility of the U.S. stock market as a whole. Such investments may include stocks of companies in high technology industries, companies exploiting or developing new products or services, and companies whose stock is valued primarily for appreciation potential rather than current income. Stocks may be selected for purchase by the Aggressive Growth Portfolio because they have a history of high volatility or because the companies involved have above-average growth in income, profits or sales. The Aggressive Growth Portfolio intends that, at any one time, it will hold stocks from at least twelve different industry groups and that within each industry group it ordinarily will hold the stocks of both large and small companies. The Aggressive Growth Portfolio also purchases stock warrants, which are long-term options to purchase shares of stock at a fixed price.

     Ordinarily at least 60% of the Aggressive Growth Portfolio's assets will be invested in securities listed on the New York Stock Exchange. The remaining portion of the Portfolio's assets will be invested in securities listed on the American Stock Exchange or other domestic stock exchange or traded in the over-the-counter market.

     The Aggressive Growth Portfolio will remain fully invested in stock market investments at all times, apart from incidental amounts of cash that ordinarily do not exceed 3% of the Portfolio's net assets. Accordingly, the success of the Portfolio's investment policy does not depend on short-term, market timing decisions by the Investment Adviser.

     The Aggressive Growth Portfolio follows the same tax planning and dividend policies as the Fund's other Portfolios. These policies are intended to lessen a shareholder's tax liability without reducing his total return (dividends plus appreciation). See "Objectives and Policies" and "Distributions and Taxes."

     An investment in the Aggressive Growth Portfolio should be considered for the portion of an investor's capital for which the investor seeks long-term appreciation. Investors should note that, while stocks owned by the Aggressive Growth Portfolio are expected by the Investment Adviser to appreciate in value more rapidly than the stock market, they also are subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining.

Risk Factors and Special Considerations

     Investors should review carefully the risks, significant features and other special considerations associated with an investment in the Fund.

     Gold. Gold generates no interest or dividends, offering only the potential for price appreciation. The performance of the Permanent Portfolio will be affected by changes in the price of gold. A decline in the price of gold would tend to reduce the net asset value of shares in the Permanent Portfolio, although in some instances this tendency could be offset by increases in the price of other investments held by the Permanent Portfolio.

     The market for gold is worldwide. The price of gold is subject to the risk that in any country inflation or the public's expectation of inflation will decline. The price of gold also can be depressed by large-scale sales of the metal by the U.S. or foreign governments, by other official bodies, or by private parties; by adverse economic conditions in countries where gold is held by the general public; and by governmental prohibitions or restrictions on the private ownership of gold.

     The price of gold has been subject to volatile fluctuations from time to time.

     Silver. The performance of the Permanent Portfolio will be affected by changes in the price of silver.

     Silver is subject to risks similar to those of gold and has shown even greater price volatility than gold. In addition, because of the substantial but variable demand for silver by industrial users, the price of silver is likely to decline in the event of any actual or anticipated decline in the general level of worldwide economic activity.

     Real estate and natural resource company stocks. The performance of the Permanent Portfolio will be affected by changes in the prices of real estate and natural resource company stocks.

     The stocks of real estate and natural resource companies are particularly subject to irregular price fluctuations due to the nature of the assets owned by the companies. Any decline in the general level of prices of oil or real estate would be expected to have an adverse impact on these stocks. The Fund's management believes that the prices of such stocks are particularly vulnerable to decline in the event of deflationary economic conditions, and that such stocks may be particularly profitable during periods of rising inflation.

     Aggressive growth stocks. The Permanent Portfolio's investments in this category, and all of the Aggressive Growth Portfolio's investments, are selected for high profit potential. Such issues tend to appreciate more than the stock market as a whole during periods when stock prices in general are rising, and tend to decline in value more than the stock market as a whole during periods when stock prices in general are falling. In addition, those Portfolios might invest in companies with small capitalization, which tend to rely on smaller product lines and customer bases than larger companies. The prices of the stocks in such companies therefore can be expected to be more volatile and influenced more by changes in the economy as a whole.

     U.S. Treasury bills and bonds. The performance of the Permanent Portfolio and the Treasury Bill Portfolio will be affected by changes in the prices and yields of U.S. Treasury securities.

     Although U.S. Treasury bonds are widely considered to be free of any risk of default, their open-market prices are affected by changes in the general level of interest rates. Prices of existing U.S. Treasury securities tend to rise when interest rates are falling, and tend to fall when interest rates are rising. Price fluctuations of long-term U.S. Treasury bonds, such as the bonds held by the Permanent Portfolio, can be as extensive as the price fluctuations of common stocks.

     Prices of U.S. Treasury bills and other short-term U.S. Treasury securities, including those held by the Treasury Bill Portfolio, also fluctuate in response to changes in interest rates. However, such fluctuations ordinarily are minimal compared to other interest bearing instruments.

     Short-term bonds. The short-term corporate bonds in which the Versatile Bond Portfolio and the Permanent Portfolio may invest are not guaranteed by the U.S. government or any government agency and hence are subject to some risk of default. The Versatile Bond Portfolio protects against the risk of default (but does not eliminate it entirely) by diversifying its holdings and by investing only in bonds with remaining maturities of 24 months or less and that are rated "A," "AA" or "AAA" by Standard & Poor's. An "A" rating by Standard & Poor's means that the bond has strong capacity to pay interest and principal but is not as strongly protected against the adverse effects of changes in circumstances and economic conditions as bonds rated "AA" or "AAA." As an additional protection, the Portfolio invests only in bonds that in the opinion of the Fund's management are secure enough to escape default even under deflationary economic conditions. Open-market prices of short-term corporate bonds are affected by changes in the general level of interest rates; such price fluctuations are small in comparison with changes in prices of long-term corporate, municipal or U.S. Treasury bonds. Corporate bonds also may be subject to downward changes in their ratings by Standard & Poor's and to "call," or early repayment, at the option of the issuer. The calling of a bond that is trading at a premium over its face value could result in a loss of the premium to the bondholder.

     Foreign investments. The Permanent Portfolio may own investments issued by foreign banks and governments and may own stock in foreign companies or investments held outside the United States.

     Stock in foreign companies may be held in the form of American Depository Receipts ("ADRs"). ADRs are certificates issued by a U.S. bank that represent the right to receive securities of a foreign company deposited in the same bank or in its correspondent bank. In addition, the Fund may direct its Custodian to leave gold, silver, Swiss franc assets and other investments in the custody of qualified foreign sub-custodians. The Fund may hold gold and silver bullion in the form of claim accounts with foreign banks.

     In many foreign markets there is less publicly available information about securities, including independent reports and ratings, than in U.S. markets, and accounting and auditing standards often are less strict and less reliable than in the U.S.

     Many foreign stock markets are not as developed or efficient as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable United States companies. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, banks and listed companies than in the United States.

     Tax planning. Each Portfolio of the Fund intends to pay per-share dividends only to the extent necessary for the Portfolio to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code thereby avoiding corporate federal income tax on its income. If a Portfolio were to distribute to its shareholders less than the minimum amount required for any year, which the Fund considers unlikely, the Portfolio would become subject to federal income tax for that year.

     Target percentages and in-kind redemptions. To avoid liability for corporate federal income tax each year, a Portfolio must, among other things, derive at least 90% of its gross income from items including interest, dividends and gains on sales of securities. Gains on sales of gold and silver by the Permanent Portfolio would not qualify as "gains on sales of securities." Consequently, in the event of a rapid rise in prices of gold and silver, profitable sales of gold and silver (as might be required for the Permanent Portfolio to adhere to its Target Percentages) could subject the Portfolio to liability for corporate federal income tax. In order to avoid this adverse tax result, the Fund has reserved the right to require redeeming shareholders in the Permanent Portfolio to accept readily tradable gold or silver bullion or bullion coins in complete or partial payment of redemptions. The bullion or coins would be selected by the Fund from the Permanent Portfolio's holdings.

     However, in order to reduce the possibility of inconvenience or loss to shareholders in the Permanent Portfolio, the Fund will require a redeeming shareholder to accept an in-kind redemption only if it has arranged a convenient opportunity for the shareholder promptly to sell the bullion or coins through a qualified broker or dealer at a cost not to exceed 2% of their value at the time of the redemption. In the event that a shareholder elected not to use this service, the Fund at its own expense would deliver the bullion or coins to the shareholder, or, at his request, to his local bank.

     From time to time the Fund, at the request of redeeming shareholders in any Portfolio, may distribute readily tradable assets to the shareholder in payment of his redemption. To be accepted by the Fund, any such request for an in-kind redemption must be made in writing. The Fund will accept a request for an in-kind redemption only if it has otherwise decided that the selected asset is suitable for disposition in a transaction consistent with the Portfolio's investment policies. See "In-Kind Redemptions" in the SAI for a discussion of the Fund's operating policies for such redemptions.

     For the shareholder, the tax consequences of an in-kind redemption generally would be the same as those of a cash redemption.

     Illiquid securities. The Permanent Portfolio may hold a maximum of 10%, and the Aggressive Growth Portfolio may hold a maximum of 5%, of its net assets in investments that have no ready market for resale and securities for which no readily available market quotation exists. Neither the Treasury Bill Portfolio nor the Versatile Bond Portfolio will hold illiquid securities.

     Regulatory matters. Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the "Commission") instituted public administrative and cease-and-desist proceedings on January 13, 1997, to determine the truth of allegations by the Commission's Division of Enforcement (the "Division") that World Money Managers, Terry Coxon and Alan Sergy (the Fund's Investment Adviser and two of the Fund's directors and officers, respectively, or, the "Respondents"), breached their fiduciary duties in violation of certain provisions of federal securities laws in fiscal years 1990 through 1996. From May 5, 1997 through May 15, 1997, an administrative hearing on these charges was held before Chief Administrative Law Judge Brenda P. Murray (the "Hearing Officer") in San Francisco, California. The Respondents have denied all of the allegations of the Division and have actively contested the proceedings. No charges have been made against the Fund, which allegedly was subject to improper charges by the Respondents, and the Fund is not a party to the proceedings.

     In an initial decision dated April 1, 1999 (the "Initial Decision"), the Hearing Officer ruled that the Respondents had committed certain violations. Specifically, the Hearing Officer ruled that the Respondents violated Section 206(2) of the Investment Advisers Act of 1940: by charging $248,153 of transfer agent and accounting fees to the Fund's Marketing and Distribution Plan (the "12b-1 Plan") during calendar year 1990; by causing the excessive capitalization of a broker-dealer subsidiary of the Permanent Portfolio (World Money Securities, Inc., or "WMS") of $850,000 and charging it in 1990 and 1991 for printing costs related to the distribution of shares in the Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio in the amount of $336,571; by charging WMS excessive rent and improper underwriting costs of $72,426; and by acquiring a "call option" in 1990 prohibited by the Fund's fundamental investment policies and managing the investment for the advantage of a client of an officer of the Fund. The Hearing Officer also ruled that the Respondents violated or aided and abetted violations of: Section 12(b) of the Investment Company Act of 1940 (the "ICA") and Rule 12b-1 thereunder, by receiving unauthorized reimbursements in calendar year 1990 of $214,270 under the Fund's 12b-1 Plan and by providing insufficient information regarding the 12b-1 Plan to the Fund's Board of Directors; Section 13(a)(3) of the ICA by acquiring the "call option;" Section 17(a) of the Securities Act of 1933,
Section 10(b) of the Exchange Act of 1934 and Rule 10b-5 thereunder, and Section 34(b) of the ICA by making misleading statements in the Fund's registration materials; Section 10(b) of the ICA by using WMS as a principal underwriter for the Fund; and Section 17(d) of the ICA and Rule 17d-1 thereunder, by causing WMS to be excessively capitalized.

     The Hearing Officer ordered that the Respondents: cease and desist from committing further violations; be suspended from association with any registered investment adviser or investment company for a period of three months; disgorge $1,608,018, pay prejudgment interest of $1,236,726 and pay civil penalties of $140,000.

     The Respondents believe that the Hearing Officer's Initial Decision is incorrect and contains reviewable errors. Accordingly, on April 22, 1999, they filed petitions for review by the Commission. On April 21, 1999, the Division also filed a petition for review by the Commission of certain sanctions contained in the Initial Decision, seeking to bar World Money Managers from acting as an investment adviser and to bar Terry Coxon from association with any registered investment adviser or investment company for one year with a right to reapply. Thereafter, the Commission granted the petitions and has accepted the review of the Initial Decision.

     Under the Fund's Bylaws, the Fund is obligated to advance expenses incurred by the Respondents in the proceedings upon their undertaking to repay the advances, in the event it is ultimately determined that they have committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Fund has therefore incurred, and may continue to incur, such expenses in connection with the allegations, including amounts paid by World Money Managers to persons who are directors and officers of the Fund for their litigation expenses.

     The Initial Decision of the Hearing Officer does not become effective until the Commission's decision, which could affirm, reverse or modify the Initial Decision. World Money Managers continues to act as Investment Adviser of the Fund, and Terry Coxon continues to serve as President and a director of the Fund. See "Management-Investment Adviser." Alan Sergy retired from the Fund for medical reasons in March 1998 and, except for payments being made under the Fund's long-term disability plan, is no longer associated with the Fund.

     The ultimate outcome of these proceedings is unknown. The Fund's Board of Directors plans to continue to monitor the proceedings and to take such actions as may be appropriate to assure the availability to the Fund of such investment advice and administrative support as may be necessary to continuously implement the Fund's investment policies and investment objectives, as outlined in this Prospectus.

     Unusual features. The Fund's Portfolios involve many unusual features, including the objectives of providing tax advantages, and investments in a foreign currency, foreign securities and precious metals. These features may result in administrative, financial or tax consequences that are entirely unforeseen.

MANAGEMENT

     The Fund's Board of Directors has the duty and responsibility of managing the business and affairs of the Fund. Three of the six directors are Independent Directors, who have no financial interest in the Investment Adviser. The special function of the Independent Directors is to assure that the Fund deals with the Investment Adviser at arm's length and solely for the benefit of the Fund's shareholders.

     The Fund holds meetings of its shareholders only as may be required by Maryland law. Generally, each shareholder is entitled to cast one vote for each share he owns. A separate vote is taken when a matter affects only one Portfolio.

Investment Adviser

     The Fund retains World Money Managers (the "Investment Adviser") as its adviser under an Investment Advisory Contract dated June 19, 1996 (the "Contract"). The Investment Adviser is a limited partnership organized in August 1981 under the laws of the State of California. The Investment Adviser's general partners are Terry Coxon, who is also a limited partner in the Investment Adviser, and Terry Coxon, Inc., a California corporation wholly owned by Terry Coxon. The Investment Adviser's business consists, and has always consisted, solely of managing investment companies. See "Risk Factors and Special Considerations - Regulatory matters."

     The Investment Adviser furnishes the Fund continuously with suggested investment planning and investment advice. The Investment Adviser's responsibilities (which are performed on its behalf by Terry Coxon and Terry Coxon, Inc., its general partners; and by Michael J. Cuggino, its consultant) include making recommendations concerning the selection, purchase and sale of the Fund's investments (which are placed by the Fund's officers, Terry Coxon, its President and Michael J. Cuggino, its Treasurer). The day-to-day administration of the Fund's activities are the responsibility of Terry Coxon, its President and Michael J. Cuggino, its Treasurer. All activities undertaken by the Investment Adviser on behalf of the Fund are subject to the general policy direction of the Fund's Board of Directors. The following sets forth certain information regarding Mr. Coxon and Mr. Cuggino.

     Terry Coxon has been an investment adviser and author since 1976. Mr. Coxon has served as President and a director of the Fund since its inception in 1981, during all of which time he has shared primary responsibility for the activities of the Investment Adviser and the Fund described above. Mr. Coxon also has served as President and a director of Bullion Security Corporation, the sponsor of an investment trust, since its inception in 1987.

     Michael J. Cuggino has been a Certified Public Accountant since 1988. He was employed by the Boston office of Ernst & Young and its predecessor company, Arthur Young & Company, in various audit and accounting capacities, including audit manager, from August 1985 until January 1991. In January 1991, Mr. Cuggino established an accounting practice in Petaluma, California. He served as Assistant Treasurer of the Fund, World Money Securities, Inc. and Bullion Security Corporation from August 1991 until December 1992. Mr. Cuggino has served as Treasurer: of World Money Securities, Inc. from 1993 until 1996; of Bullion Security Corporation since 1993; and of the Fund since 1993, when he began to share primary responsibility for the activities of the Fund described above. Mr. Cuggino has also served as a director of the Fund since 1998.

     The Fund pays the Investment Adviser a comprehensive advisory fee monthly at the following annual rate:

(i) for each Portfolio, 1/4 of 1% (0.250%) of the first $200 million of the Portfolio's average daily net assets; plus

(ii) for the Fund as a whole, 7/8 of 1% (0.875%) of the first $200 million of the Fund's average daily net assets; 13/16 of 1% (0.813%) of the next $200 million of the Fund's average daily net assets; 3/4 of 1% (0.750%) of the next $200 million of the Fund's average daily net assets; and 11/16 of 1% (0.688%) of the Fund's average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.

     While the advisory fee is higher than the fees of other mutual funds, World Money Managers absorbs a substantial portion of the Fund's ordinary operating expenses as described below, a practice that benefits the Fund by limiting its expenses, simplifying its internal accounting and facilitating independent audits. The Investment Adviser also bears the Fund's distribution expenses. In addition, during the year ended January 31, 2000, the Investment Adviser voluntarily agreed to waive portions of the advisory fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio's total advisory fee otherwise would exceed an annual rate of 5/8 of 1% (0.625%), in the case of the Treasury Bill Portfolio, or 3/4 or 1% (0.750%), in the case of the Versatile Bond Portfolio, of the respective Portfolio's average daily net assets. The Investment Adviser may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund. Investors should note that the yields of those two Portfolios are enhanced by the fee waiver.

     The Fund also pays for its investment expenses (such as interest on borrowings, taxes and brokerage commissions), the salary expense of the Fund's officers (including payments under the Fund's long term disability plan), the fees and expenses of the Fund's directors, and any and all extraordinary fees, costs and expenses, including those associated with litigation, government investigations or administrative proceedings. The Investment Adviser bears all of the Fund's other ordinary operating expenses, which may include charges by the Fund's Transfer Agent, charges by the Fund's Custodian, accounting fees, auditing and legal fees not associated with litigation, employee and consultant salaries and expenses, rent and occupancy, printing, postage and general administrative expense. The Fund does not pay any of the Investment Adviser's general or administrative overhead expense.

     All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund's Portfolios in proportion to their net assets.

     The Investment Adviser has entered into an Administrative Agreement effective February 1, 1986, with Permanent Portfolio Information, Inc.
("Information"), which is one of its limited partners, whereby Information provides administrative and marketing services, such as designing and coordinating mailings and responding to inquiries from prospective Fund investors and shareholders. The Investment Adviser reimburses Information for its expenses and pays Information a fee of $6,000 per month. The Investment Adviser may enter into similar arrangements with other persons.

     The Investment Adviser also receives certain service charges paid by shareholders either directly or from their Shareholder Accounts. See "Service Charges."

CONSULTANTS

     The Fund and the Investment Adviser have entered into agreements with Harry Browne and Douglas Casey under which those individuals make themselves available for consultation with the Fund and the Investment Adviser on such matters as basic trends in domestic and international finance and on the criteria for evaluating investments. The expense of such agreements is borne by the Investment Adviser. Neither of the consultants advises either the Investment Adviser or the Fund on the selection of specific investments for any Portfolio.

     Harry Browne is a financial author and lecturer. His books include: How You Can Profit from the Coming Devaluation, You Can Profit from a Monetary Crisis,
Complete Guide to Swiss Banks, New Profits from the Monetary Crisis, Inflation-Proofing Your Investments (co-authored with Terry Coxon), Investment Rule #1, Why the Best-Laid Investment Plans Usually Go Wrong and The Economic Time Bomb.

     Douglas  Casey  is  an  investment  author  (Crisis  Investing,   Strategic
Investing and The International Man) and the author of an investment advisory service, "The International Speculator."

DISTRIBUTIONS AND TAXES

     For federal income tax purposes, each Portfolio is treated as a separate corporation.

     To reduce the amount of its income that is taxable currently, each Portfolio will, whenever practical and in accordance with its investment policy, offset taxable gains on sales of investments that have risen in price with tax losses from sales of assets that have fallen in price. In addition, the Permanent Portfolio may purchase bonds or notes at a market discount, thereby enabling the Portfolio to defer recognition for tax purposes of a portion of the return on such notes or bonds.

     Each Portfolio intends to continue to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. This would permit the Portfolio to deduct distributions of its net investment income to its shareholders thereby avoiding corporate federal income tax on the income so distributed. Under applicable federal income tax provisions, "distributions" include per-share dividends and also include amounts paid to redeeming shareholders that represent their share of a Portfolio's undistributed earnings and profits. For redeeming shareholders, however, the entire redemption proceeds generally are treated as proceeds from the sale of shares and not as a distribution of income or gain realized by the Fund. See "General Information" in the SAI.

     In order to reduce the current tax burden of a Portfolio's investors on their shares of the Portfolio's income and gains, each Portfolio intends to pay per-share dividends only in amounts judged sufficient by the Fund's Board of Directors to enable the Portfolio to qualify for treatment under Subchapter M thereby avoiding corporate federal income tax, to the extent of such dividends. Under the Internal Revenue Code the Fund is required to distribute as dividends 90% of its net investment company taxable income.

     The amount of a Portfolio's net investment income per share that is distributed through redemption payments rather than as per-share dividends is reflected for financial accounting purposes in the same Portfolio's net asset value per share. Thus, while the Fund's dividend policy may reduce a shareholder's tax burden on his share of a Portfolio's realized income and capital gains, it should not reduce the shareholder's total return (dividends plus change in net asset value) on his investment.

     Dividends, if any, are paid only once a year, ordinarily in December. Until paid, amounts earmarked for dividends are retained by the Portfolio from which they are payable and contribute to the Portfolio's net asset value and ability to earn interest, dividends and gains. Dividend payments reduce a Portfolio's net asset value per share.

     Shareholders may benefit from the Fund's dividend policy described under "Objectives and Policies," depending upon their personal tax circumstances. This benefit is reduced by the payment of the federal excise tax discussed below. Generally, the benefits are greater for shareholders who hold their shares for longer periods. A shareholder who is accumulating assets over a period of years may achieve a higher after-tax return as a result of the Fund's dividend policy, since all of the portion of his return not distributed, consisting of appreciation remains invested in the Fund, without any reduction by current federal income tax. A shareholder who redeems portions of his shares from time to time also may achieve a higher after-tax return as a result of the Fund's dividend policy, since the appreciation on his remaining shares may continue to remain invested in the Fund free of current federal income tax. (Such a shareholder should note, however, that his benefit is achieved by deferring, not by eliminating, the payment of taxes; thus his overall benefit may be small if he holds his shares for only a few years.) And, in the case of shares that pass to a shareholder's estate or heirs, the potential federal income tax liability for previous appreciation may be eliminated entirely through the operation of federal income tax provisions that grant a step-up in the tax basis of property left to an estate or heir. Other capital assets may provide similar tax advantages but be subject to different risks than an investment in the Fund.

     Dividends from net investment income and net short-term capital gains generally will be taxable to shareholders as ordinary income, even though in some cases the income will have been earned by the Portfolio before the investor became a shareholder. Dividends from long-term capital gains, if any are paid by a Portfolio, generally will be taxable to shareholders as capital gains regardless of how briefly their shares have been held and regardless of when the gains were earned by the Portfolio. Shareholders will be sent a statement no later than February 28 of each year showing their total distributions (during the preceding calendar year) from net investment income and capital gains.

     Distributions may be automatically reinvested in additional shares of the same Portfolio if requested.

     The payor of a dividend on stock (as the Fund may be) may be required to withhold 31% of any reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to a noncorporate shareholder if that shareholder fails to provide the Fund with a valid taxpayer identification number. Other withholding requirements may apply to certain foreign shareholders.

     The Fund has incurred and will likely continue to incur a federal excise tax of four percent which is imposed on undistributed income and capital gains, if any, of a Portfolio. Undistributed income to which the excise tax applies would include amounts, if any, that the Fund in reliance on the judgment of its Board of Directors has not timely distributed under Subchapter M of the Internal Revenue Code. Such excise tax reduces a Portfolio's net asset value; however, such undistributed income and capital gain is retained by each Portfolio and is available to earn further interest, dividends and gains.

     Conversion transactions. Under the provisions added to the Internal Revenue Code in 1993, all or a portion of any gain on certain "conversion transactions" is recharacterized as ordinary income, rather than capital gain. In the opinion of the Fund's management and counsel, based on the provisions' statutory language and legislative history, the provisions on conversion transactions do not apply to investments in the Treasury Bill Portfolio or the Versatile Bond Portfolio. However, no Treasury Regulations or Rulings have been issued interpreting these provisions, and it is therefore uncertain whether the Internal Revenue Service would agree with this conclusion. Accordingly, it remains uncertain whether the gain that a shareholder recognizes upon a redemption of shares in the Treasury Bill Portfolio or the Versatile Bond Portfolio will be taxed as ordinary income or as capital gain.

     In any event, regardless of the taxation of any recognized gains, the provisions on conversion transactions do not, in the opinion of the Fund's management and counsel, disturb the usefulness of the Treasury Bill Portfolio or the Versatile Bond Portfolio for deferring recognition of income.

COMPUTATION OF NET ASSET VALUES

     The Fund makes a separate calculation of each Portfolio's net asset value per share at the close of business of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) every day that the Exchange is open for trading ("business day"). All requests received for purchases and requests for redemptions of shares in each Portfolio are executed at a price equal to the Portfolio's net asset value per share as next computed following receipt thereof by the Transfer Agent.

     Investments are valued primarily at market value on the basis of the most recent price on the exchange on which they are principally traded, or, if not available, by a method which the Fund's Board of Directors in good faith believes accurately reflects fair value. If there is no trading in an investment on a business day, the investment will be valued at the mean between its bid and asked prices. Short-term securities are marked to market daily. Gold and silver are valued at the closing spot price on the New York Commodity Exchange, a regulated U.S. commodity futures exchange. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available will be valued in good faith by the Fund's Board of Directors.

     Current net asset value information for the Fund's Portfolios may be obtained by checking newspaper listings under the heading "Perm Port Funds" or similar abbreviation.

PURCHASE OF SHARES FROM THE FUND

     Shares in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio are offered for sale continuously by the Fund. Investors may purchase such shares directly from the Fund without payment of commission or sales load.

     The minimum initial investment in any Portfolio is $1,000. Shareholders may make additional investments at any time in minimum amounts of $100 per Portfolio. All requests for purchases of shares accompanied by payment therefore are effected at a price equal to the net asset value per share next computed after receipt of the properly completed request by the Transfer Agent.

     Initial investment in the Fund. After reading this entire Prospectus, new investors should complete and sign the accompanying Shareholder Account Application. Mail the application, together with a check or money order payable through a U.S. bank for the amount of your initial investment, to Permanent Portfolio Family of Funds, Inc., c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208. (If you use an overnight delivery service other than U.S. mail, send your Application and check to Permanent Portfolio Family of Funds, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108.) Please make your investment check payable to "Permanent Portfolio Family of Funds, Inc."

     Additional investments by mail. After your initial investment has been accepted, you will receive a confirmation of your purchase. A form which should be used to make additional purchases by mail will accompany the confirmation. (It will not be necessary to fill out another Shareholder Account Application, even if you are investing for the first time in another Portfolio.) Please indicate clearly the Portfolio or Portfolios in which the additional investment is to be made.

     Additional investments by wire. Another way to add to your investment is by bank wire. To do so, send a bank wire to: State Street Bank and Trust Company, Boston, Massachusetts, ABA#011000028; Attention: Permanent Portfolio Family of Funds, Inc., Account #53839882. The bank wire must include your Shareholder Account number and a message indicating that you wish to make a purchase in a specific Portfolio(s) in the stated amount(s). (Your initial investment in the Fund cannot be made by bank wire.) Your bank may assess a charge for use of a bank wire.

     Automatic investment program. Shareholders may add systematically to their investment in any of the Fund's Portfolios by enrolling in the Fund's Automatic Investment Program. See "Shareholder Account Services and Privileges-Automatic Investment Program."

     If a shareholder sends money to the Fund without clearly indicating how it is to be invested, the Fund's policy is to treat the money as an investment in the Treasury Bill Portfolio.

The Fund reserves the right to reject investments in part or in whole.

REDEMPTION OF SHARES BY THE FUND

     Shareholders may redeem all or some of their shares in any Portfolio.

     Subject to the limitations noted below, requests for redemption will be accepted on any business day. The price paid to the redeeming shareholder is the Portfolio's net asset value per share next computed after receipt by the Transfer Agent of the properly completed redemption request.

     Redemption requests must be accompanied by share certificates, if issued, and must be sent to the Transfer Agent. The Fund may refuse redemption requests not made in the proper manner.

Written Redemption Requests

     Normally the shareholder's signature on a written redemption request (and on the share certificate, if issued) must match exactly the name on the Shareholder Account and must be guaranteed by an eligible guarantor institution. Eligible guarantor institutions include banks, trust companies, brokers, dealers, municipal or government securities brokers or dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies or savings associations, provided that they are members of STAMP (Securities Transfer Agents Medallion Program). Signature guarantees from institutions that are not STAMP members and notarizations from Notaries Public will not be accepted. (Shareholders may verify that a guarantor institution is a member of STAMP by contacting the STAMP administrator, Kemark Financial Services, at (800) 348-2724, or the Transfer Agent.) The signature guarantee must be in proper form and undated. For protection of the shareholder and the Fund, additional documentation may be required for redemption of shares held in corporate, partnership, trust or fiduciary accounts.

     However, by completing the appropriate section of the Shareholder Account Application ("Redemption by Telephone and Without Signature Guarantee," of the Application), an investor may authorize the Fund to honor redemption requests without signature guarantee. The lack of the signature guarantee does not render the Fund responsible for the authenticity of the signature or of telephone redemption requests. While the Fund will employ reasonable procedures to confirm telephone instructions, such as verification of certain information with the caller, the investor will bear the risk of loss from any such request that is unauthorized. Such a redemption request would be processed as though it had been made by telephone (see below), and the cash proceeds would be sent by check or, if requested, by bank-to-bank wire to the shareholder's bank account.

     Investors who wish to avoid the possible inconvenience and delay of obtaining an acceptable signature guarantee should carefully consider authorizing the Fund to accept redemption requests without signature guarantee.

Telephone Redemption Requests

     A shareholder who has authorized the Fund to honor redemption requests without signature guarantee may submit redemption requests by telephone. Telephone requests are made by calling the Transfer Agent at (800) 341-8900 or
(617) 557-8000. Unless applied to the purchase of shares in another Portfolio (see "Shareholder Account Services and Privileges - Portfolio Switching"), the cash proceeds of redemptions requested by telephone or in writing without a signature guarantee will be sent by check, via first-class mail. As an optional alternative, the redeeming shareholder may request that the cash proceeds be sent by bank-to-bank wire. Whether remitted by check or by bank wire, the redemption proceeds will be addressed only to the shareholder's U.S. commercial bank account (not to an account at a savings bank, savings and loan association, credit union or other thrift institution).

     If the redeeming shareholder requests a wire transfer, the Transfer Agent's bank will charge the shareholder its customary fee for a wire transfer, which currently is $8. The fee will be deducted from the proceeds of the redemption. A shareholder should ascertain and verify that his bank will accept a "federal funds" wire transfer before requesting that the proceeds of a redemption be sent by bank wire. Failure to do so may result in delay in receiving the redemption proceeds and in additional bank-wire fees which will be charged to the shareholder.

     No  telephone   requests  will  be  honored  to  redeem  shares  for  which certificates have been issued and are outstanding.

     Telephone redemptions of shares held in an IRA Plan will be accepted only if the proceeds are to be applied to the purchase of shares in another Portfolio or are otherwise to be reinvested within the Fund's IRA Plan. See "Shareholder Account Services and Privileges - Portfolio Switching."

Redemption Limitations

     The Fund ordinarily will honor a valid redemption request at the Portfolio's net asset value per share next computed after receipt by the Transfer Agent of the properly completed redemption request, and by law must pay it within seven calendar days following the redemption. However, the Fund may delay payment of a request to redeem shares purchased by check until the Fund is certain that the check has cleared, which may take up to 15 calendar days after the issuance of the shares. A shareholder may avoid this delay by purchasing shares with a cashier's check. Shares for which certificates have been issued may not be redeemed until the certificates have been returned to the Transfer Agent. Neither the Fund, the Investment Adviser, the Transfer Agent, nor any of their agents is responsible for losses sustained by a shareholder as a result of their acting on any authorized instruction or authorization on the shareholder's Shareholder Account Application or otherwise in connection with redemption of his shares in the Fund.

     The right to redeem may be limited or suspended by the Fund, or the payment date postponed, for any period during which the New York Stock Exchange is closed or during any emergency or other period for which the Securities and Exchange Commission has permitted or required a suspension for the protection of shareholders.

     The Fund may redeem an investor's shares in any Portfolio at any time that the value of the shares is less than $500 other than by reason of a decline in their net asset value. The Fund will notify such an investor at least 30 days prior to effecting such a redemption.

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

     When an investor makes his initial investment in one of the Fund's Portfolios, a Shareholder Account is opened in accordance with his application. Subsequent investments by the shareholder in any Portfolio will be added to his same Shareholder Account. Fund shareholders will receive a confirmation statement showing each transaction in their Shareholder Account, along with a summary of the status of the account as of the transaction date. A shareholder may inquire about his Shareholder Account by mail or by telephone. See
"Custodian, Transfer Agent and Dividend-Disbursing Agent." Investors who purchase or redeem shares in the Fund through a broker-dealer may be charged a transaction fee by the broker-dealer, who may place such orders by telephone in accordance with the Fund's procedures.

     Certain optional services and privileges are available with a Shareholder Account, as described below. Some of the services involve a fee; a shareholder will incur the fee only if he uses the service. Shareholders who do not use a particular service do not bear the cost of providing the service to other shareholders.

Automatic Investment Program

     The Fund's Automatic Investment Program allows shareholders to invest in any portfolio on a regular schedule. To participate in the Program, a shareholder should complete an Automatic Investment Program enrollment form which authorizes the Transfer Agent to deduct a specified dollar amount from the shareholder's checking account (minimum investment $100 per Portfolio each month) and apply that amount to purchase shares in the Portfolio selected by the shareholder. These deductions may be scheduled for either the 1st or the 15th of each month. The Program is free of charge and is available to shareholders in all of the Fund's Portfolios; the costs of administering the Program are paid by the Investment Adviser. Shareholders in the Fund's IRA Plan are also eligible for the Automatic Investment Program. An Automatic Investment Program may be terminated or suspended at any time by the shareholder or by the Fund.

Portfolio Switching

     Shareholders may redeem shares in one Portfolio and simultaneously invest the proceeds in another Portfolio. Such a transaction would constitute a taxable event to the shareholder. By completing the appropriate section of the Shareholder Account Application ("Portfolio Switching (Exchange)"), an investor may authorize the Fund to accept Portfolio switching instructions by telephone and in writing without a signature guarantee. Each Portfolio Switch is subject to a charge of $5 by the Fund's Investment Adviser. If you are unable to execute a Portfolio Switch by telephone, you should consider sending your Portfolio Switch request by mail.

     An individual who has both a regular Shareholder Account and an IRA Plan in exactly the same name may use a Portfolio Switch to redeem shares from his regular account and purchase shares in his IRA Plan. An IRA contribution effected in this manner is subject, for federal income tax purposes, to the same conditions and limitations that apply to all IRA contributions generally.

Automatic Reinvestment

     A shareholder may request that all dividends, including distributions of long-term capital gains, be automatically reinvested in shares of the same Portfolio.

     A shareholder's tax liability for dividends is not reduced by reinvesting dividends (whether through the Automatic Reinvestment Plan or otherwise) in additional Fund shares.

Systematic Withdrawal Program

     An investor whose Shareholder Account totals at least $5,000 may establish a Systematic Withdrawal Program under which shares with a value predesignated by him (but at least $100) are automatically redeemed either monthly or quarterly. Withdrawal payments ordinarily will be mailed within five business days after the end of the withdrawal period.

     Systematic Withdrawal Program payments are financed by the automatic redemption from the Shareholder's Account of the necessary number of shares to pay the shareholder the amount of cash requested. Redemptions ordinarily are made on the 3rd business day of the month. Because the prices of Fund shares fluctuate, the number of shares redeemed to finance Systematic Withdrawal Program payments of a given amount will vary from payment to payment.

     If a shareholder owns shares in more than one Portfolio, he may designate the Portfolio from which the redemptions under a Systematic Withdrawal Program will be made.

     A Systematic Withdrawal Program may be terminated or suspended at any time, either by the shareholder or by the Fund. No separate charge is made for a Systematic Withdrawal Program; the costs of administering the Program are borne by the Investment Adviser.

Individual Retirement Account Plan

     Eligible taxpayers may contribute up to $2,000 per year of income earned from wages, salary and self-employment to an Individual Retirement Account ("Traditional IRA"). Such annual contributions generally are deductible by the taxpayer in computing his adjusted gross income for federal income tax purposes, if he does not participate in an employer sponsored retirement plan or if his adjusted gross income does not exceed certain limits. All investment earnings in a Traditional IRA accumulate tax free until withdrawn, usually at retirement. In addition, deductible contributions can be made to a Traditional IRA for the non-employed spouse of a person who is employed. With certain limitations, amounts withdrawn from a Traditional IRA or received as a lump-sum distribution from a corporate pension or profit-sharing plan or from a Keogh plan can be rolled over without tax into a new IRA account.

     Also, a Traditional IRA may be used in connection with a Simplified Employer Pension Plan ("SEP") maintained by a taxpayer's employer.

     In addition, beginning January 1, 1998, eligible taxpayers may contribute up to $2,000 per year of income earned from wages, salary and self-employment to a Roth Individual Retirement Account ("Roth IRA"). Under a Roth IRA, the earnings and interest on an individual's nondeductible contributions grow without being taxed, and qualifying distributions are generally tax-free. Additionally, unlike a Traditional IRA, there is no rule against making contributions to a Roth IRA after turning age 70 1/2, and there's no requirement to begin making minimum withdrawals at that age. A Roth IRA can be used instead of a Traditional IRA, to replace an existing Traditional IRA, or to complement a Traditional IRA.

     Under the terms of the Fund's IRA Plan (including both Traditional and Roth
IRAs), contributions are invested in shares of the Portfolio(s) selected by the shareholder, and all dividends and distributions are reinvested in additional shares of the same Portfolio(s).

     State Street Bank and Trust Company, Boston, Massachusetts (which is the Custodian of the Fund's assets) acts as custodian for each Shareholder Account opened under an IRA Plan and charges the fees described in the IRA Plan materials which are available upon request to the Investor's Information Office.

     Shareholder services available with a regular Shareholder Account (including Automatic Investment Program, Portfolio Switching, Automatic Reinvestment and Systematic Withdrawal Program) are also available with an IRA Plan, but subject to such limitations as the Fund or the IRA Plan custodian may impose from time to time, and subject to a separate account maintenance fee.

Shares held in an IRA Plan may not be redeemed by means of a check redemption, nor may they be redeemed by telephone except as part of a Portfolio Switch.

Check Redemptions - Treasury Bill Portfolio and Versatile Bond Portfolio Only

     Investors who have completed the appropriate section of the Shareholder Account Application ("Redemption by Check") may redeem shares in the Treasury Bill Portfolio or in the Versatile Bond Portfolio by writing a redemption check, as explained below. Such checks may be deposited by a shareholder in his local bank account or used to make payments to third parties.

     A book of personalized checks drawn on Chase Manhattan Bank, N.A. will be sent upon request to a shareholder maintaining a regular Shareholder Account. The checks will be preprinted for use with the Portfolio for which the shareholder requests check redemption. (Shareholders wishing to write checks on both Portfolios will be provided with two separate books of checks.) When a check signed by the shareholder is presented for payment by Chase Manhattan Bank, N.A., the Fund redeems a sufficient number of the shareholder's shares in the appropriate Portfolio to pay the check. Please note that a check can be used to redeem shares only in the Portfolio preprinted on the face of the check.

     Shares for which certificates have been issued and not returned to the Transfer Agent may not be redeemed by check! Please do not write redemption checks for which insufficient shares are available; such checks will be returned unpaid, and your Shareholder Account will be charged a "bad check" fee of $25. Neither the Fund nor its Investment Adviser or Transfer Agent bears any responsibility in regard to the payment or non-payment of redemption checks by Chase Manhattan Bank, N.A.

     The check redemption privilege is offered by the Fund as a convenience to its shareholders. There is no limit to the number of checks a shareholder may write, nor is any minimum check amount required. However, check redemptions are not intended to be used as a substitute for a bank checking account. The fee for each check redemption is $1, which is collected by redeeming an additional fraction of a share from the Shareholder's Account.

     Shares  held  in an IRA  Plan  may  not be  redeemed  by check  redemption.

Limitations

     The Fund's management has designed the foregoing services and privileges in accordance with its intention to provide its shareholders with a flexible tool for their investing. However, the Fund reserves the right to limit or suspend check redemption, automatic investment, portfolio switching, automatic reinvestment or systematic withdrawal services at any time without notice.

SERVICE CHARGES

     Each shareholder pays the Fund's Investment Adviser an account maintenance fee of $1.50 per month, whether he invests in one or in more than one Portfolio. No additional fee is charged for an IRA Plan Account maintained by a shareholder who also maintains a regular Shareholder Account in exactly the same name and address.

     At the shareholder's option, the fee may be paid annually by check. Otherwise, the fee is collected once a year, usually in December, from any dividends payable to the shareholder. If the shareholder's dividends are insufficient to pay the fee, the Fund will redeem a sufficient number of shares to pay the remaining amount, redeeming first from the Treasury Bill Portfolio, next from the Permanent Portfolio, next from the Versatile Bond Portfolio, and lastly from the Aggressive Growth Portfolio. If a shareholder invests both through a regular Shareholder Account and also through an IRA Plan Account in exactly the same name and with the same Social Security number, and if the shareholder does not pay the fees for the two accounts separately by check, they will be collected first from dividends on, and/or redemption of, shares held in the regular Shareholder Account rather than by drawing on the IRA Plan Account.

     Any accrued but unpaid account maintenance fee will be collected from the amount owed to a shareholder who closes his Shareholder Account during the year.

     The account maintenance fee offsets a portion of the recurring costs associated with maintaining each Shareholder Account. Such costs could include charges by the Fund's Transfer Agent for shareholder accounting and data processing; printing of the Fund's annual and interim financial reports sent to shareholders; printing of shareholder proxy materials and the tabulation of shareholder proxies not deemed extraordinary expenses as defined by the Contract; postage associated with mailing reports, shareholder statements and other materials to shareholders; and costs of maintaining the "800" telephone lines to the Transfer Agent and the Investor's Information Office. The Investment Adviser collected a total of $92,602 in account maintenance fees in the last fiscal year, which is less than the Investment Adviser paid for the recurring costs referred to above. The Investment Adviser believes that the amounts paid by it for such costs were lower than those which the Fund might have paid to obtain comparable services from unaffiliated parties.

     All mutual funds incur similar expenses. Most funds pay them directly, a practice which reduces their shareholders' net investment income per share and/or net asset value per share. The Fund, however, asks each of its shareholders to pay an account maintenance fee in order to avoid any such reduction in net income or net asset value per share.

     For an investor, account maintenance fees generally are a tax-deductible investment expense, subject to the general limitations on the deductibility of such expenses.

     The Investment Adviser charges each investor a one-time account start-up fee of $35. An investor pays this fee only once, even if he invests in more than one Portfolio, and even if he maintains both an IRA Plan Account and a regular Shareholder Account with the Fund in exactly the same name and address. This fee is deducted from the investor's initial investment and will be deducted a second time only if a former shareholder opens a new Shareholder Account.

     The one-time account start-up fee offsets a portion of the costs associated with establishing an account for each shareholder. The Fund's Board of Directors considers that the amount of such fee is lower than that which the Fund might have paid to obtain comparable services from unaffiliated parties.

     A current shareholder may invest in one or more additional Portfolios without incurring an additional account start-up fee.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     The  Fund's   custodian  is  State  Street  Bank  and  Trust  Company  (the
"Custodian"), located in Boston, Massachusetts.

     The Fund's transfer agent and dividend-disbursing agent is Chase Global Funds Services Company (the "Transfer Agent"), telephone number (800) 341-8900 or (617) 557-8000. The Transfer Agent's primary offices are located at 73 Tremont Street, Boston, Massachusetts 02108. Correspondence should be addressed to P.O. Box 2798, Boston, Massachusetts 02208.

REPORTS

     The Fund sends its shareholders financial statements, including a report of each Portfolio's investment holdings, every six months. The Fund's fiscal year ends on January 31. Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders for the year ended January 31, 2000. The report of Tait, Weller & Baker on the aforementioned financial statements and financial highlights contains an explanatory paragraph that states that the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund's Investment Adviser and one (formerly two) of the Fund's directors and officers. A copy of the Annual Report to Shareholders is available without charge from the Investor's Information Office.

     Tait, Weller & Baker has been selected by the Board of Directors as the independent auditors of the Fund for the fiscal year ending January 31, 2001.

Advertising

     From time to time the Fund may advertise its yield or total return in accordance with applicable federal securities regulations, See "Calculations of Performance Data" in the SAI for a discussion of how yield and total return is calculated.
--------------------------------------------------------------------------------
No Person is authorized to give any information or to make any representation not contained in this Prospectus in connection with the matters described herein. If given or made, such information or representation must not be relied upon as having been authorized.

     Investment Adviser                                         THE
             World Money Managers                            PERMANENT
             Terry Coxon, General Partner                    PORTFOLIO
             Petaluma, California                         Family of Funds

     Consultants to the Fund
             Harry Browne
             Douglas Casey

     Transfer Agent
             Chase Global Funds Services Company
             Boston, Massachusetts

     Custodian
             State Street Bank and Trust Company
             Boston, Massachusetts


Additional information about the Fund's investments
is available in  the Fund's Annual  and Semi-Annual
Reports  to  shareholders.  In  the  Fund's  Annual
Report, you  will  find a  discussion of the market
conditions  and  investment  strategies   that sig-            including
nificantly  affected  the Fund's performance during
this  last  fiscal  year.  The Fund's  Statement of       Permanent Portfolio,
Additional  Information   ("SAI"),  which  has been          (Symbol PRPFX)
filed  with the  Securities and Exchange Commission
("SEC"), also provides additional information about     Treasury Bill Portfolio,
the  Fund  and is  incorporated herein by reference          (Symbol PRTBX)
(a legal part of this Prospectus).
                                                        Versatile Bond Portfolio
Information  about  the  Fund  (including  the  SAI)         (Symbol PRVBX)
can  be  reviewed  and  copied  at the SEC's Public
Reference  Room  in  Washington,  D.C.  Information               and
on  the  operation of  the  Public  Reference  Room
may be obtained by calling the SEC at (202)942-8090  Aggressive Growth Portfolio
Reports  and  other information  about the Fund are          (Symbol PAGRX)
available on   the  EDGAR  Database  on  the  SEC's
Internet  site   at  http://www.sec.gov and  copies
                     ------------------
of this information  may  be obtained, upon payment
of a duplication fee, by  electronic request at the
following   e-mail   address:   publicinfo@sec.gov,
                                ------------------
or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102

To  obtain  a copy  of the Fund's SAI or Annual and
Semi-Annual  Reports  free  of  charge,  to request
other  information   about  the  Fund,  or  to make
shareholder inquiries, please write or call:

      Investor's Information Office                           Prospectus
   P.O. BOX 5847, Austin, Texas 78763
            (800) 531-5142
                 or                                   (Investment Company Act
  (512) 453-7558 - FAX (512) 453-2015                    File No. 811-3379)

STATEMENT OF                                                        May 30, 2000
ADDITIONAL
INFORMATION







                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                 625 Second Street * Petaluma, California 94952




    This Statement of Additional  Information (the "SAI") of Permanent Portfolio

Family of Funds,  Inc.  (The "Fund") is not a  prospectus  and should be read in conjunction with the Fund's  Prospectus  dated May 30, 2000 (the  "Prospectus").

The Prospectus and the Fund's Annual Report to Shareholders for the year ended

January  31, 2000 may be obtained  without  charge by request to the  Investor's

Information Office, P.O. Box 5847, Austin, Texas 78763.


    The Fund's Permanent Portfolio reserves a limited right to redeem its shares in  kind in  certain  circumstances,  as  explained  herein  under  the  heading

"REDEMPTION OF SHARES BY THE FUND - IN-KIND REDEMPTIONS."

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


OBJECTIVES AND POLICIES.......................................................1
    The Four Portfolios.......................................................1
    Investment Strategy.......................................................1
        Permanent Portfolio...................................................1
        Treasury Bill Portfolio...............................................2
        Versatile Bond Portfolio..............................................2
        Aggressive Growth Portfolio...........................................3
    Investment Categories.....................................................4
    Illiquid Investments......................................................6
    Offsetting and Indirect Investments.......................................7
    Strategic Portfolio Adjustments..........................................13
    Investment Restrictions..................................................13
ORGANIZATION AND MANAGEMENT..................................................15
    Fund History.............................................................15
    Investment Adviser.......................................................16
    Board of Directors.......................................................17
    Directors and Officers...................................................18
    Share Ownership..........................................................18
    Code of Ethics...........................................................18
    Compensation.............................................................18
CONSULTANTS..................................................................19
DISTRIBUTIONS AND TAXES......................................................19
    Foreign Taxes............................................................20
COMPUTATION OF NET ASSET VALUES..............................................20
PURCHASE OF SHARES FROM THE FUND.............................................21
REDEMPTION OF SHARES BY THE FUND.............................................22
    Redemption Limitations...................................................22
    In-Kind Redemptions......................................................22
    In-Kind Redemption Requests..............................................23
    Tax Consequences of In-Kind Redemptions..................................24
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................24
TRANSFER AND DIVIDEND-DISBURSING AGENT.......................................25
CUSTODIAN....................................................................25
GENERAL INFORMATION..........................................................26
    Capitalization...........................................................26
    Income Equalization Accounting...........................................26
    Calculations of Performance Data.........................................26
    After-Tax Returns........................................................28
FINANCIAL STATEMENTS.........................................................29

OBJECTIVES AND POLICIES

The Four Portfolios

     The Fund has four separate portfolios (the "Portfolios"), the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio.

     The Permanent Portfolio invests a fixed Target Percentage of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as U.S. Treasury bills, notes and bonds. The Permanent Portfolio's objective is to preserve and increase the purchasing power value of its shares over the long term.

     The Treasury Bill Portfolio invests in short-term U.S. Treasury bills, and may also invest in U.S. Treasury bonds and notes having a remaining maturity of thirteen months or less. The Portfolio's objective is to earn high current income for the Portfolio, consistent with safety of principal.

     The Versatile Bond Portfolio invests in a diversified portfolio of short-term corporate bonds rated "A" or higher by Standard & Poor's. The Portfolio's objective is to earn high current income for the Portfolio, while limiting risk to principal.

     The Aggressive Growth Portfolio invests in U.S. stock market investments selected for high profit potential. The Aggressive Growth Portfolio's objective is to achieve high, long-term appreciation in the value of its shares.

     Solely for the purpose of holding overnight cash balances (but not for investment purposes), the Fund may hold investments up to 7 days in short-term U.S. Treasury securities or repurchase agreements with commercial banks and securities broker-dealers, in amounts ordinarily not to exceed 3% of the Fund's net assets, or 4% if the repurchase agreement is entered into with the Fund's Custodian, State Street Bank and Trust Company.

Investment Strategy

     Permanent Portfolio

     The Permanent Portfolio's investment policies reflect the opinion of the Fund's management that it is impossible to forecast inflation rates or other economic events with a high degree of reliability and that only investors who are willing to embrace a high degree of risk should act on such forecasts. An investment vehicle such as the Permanent Portfolio, whose goals include the preservation of purchasing power, should acknowledge a broad range of economic possibilities and, in order to preserve purchasing power over the long term, should incorporate investments for each of them. In the opinion of the Fund's management, economic possibilities for the future are limited to the following:

1. Rising inflation. From 1960 through 1980 the rate of inflation generally, with intermittent pauses and reversals, rose. The inflation rate generally fell from 1980 through 1999. The Fund's management believes that if the pattern of rising inflation resumes, the investments most likely to appreciate would include gold, silver, Swiss franc assets and interests in real estate and natural resources. Gold, silver, real estate and natural resources tend to be profitable during periods of rising inflation because inflation and the fear of further inflation add to investor demand for assets whose values are not denominated in a fiat (non-convertible) currency. Swiss franc assets tend to appreciate during periods of rising inflation because, although the Swiss franc is a fiat currency, the Swiss government traditionally has acted with a high degree of restraint in permitting the issuance of new currency. Such restraint is generally taken to indicate that a currency will preserve its purchasing power. If the rate of inflation does rise, the prices of common stocks (other than those of real estate and natural resource companies) and, more especially, of dollar assets, are likely to decline.

2. Abruptly-slowing inflation. Most periods of extended inflation in U.S. history have been followed by abrupt declines in the rate of inflation and, in many cases, by deflation. The Fund's management believes that if inflation should decline abruptly (or deteriorate into a deflation), the investments most likely to appreciate would include previously issued dollar assets such as U.S. Treasury securities, since interest rates on newly issued dollar investments of these types tend to decline during periods of declining inflation, thus increasing the value of previously issued securities. If the rate of inflation does decline abruptly, it is likely that gold, silver, Swiss franc assets and most common stocks would decline in value.

3. Gradually-slowing inflation. In the event that the rate of inflation declines slowly (a "soft landing") and the economy escapes the trauma that has followed most inflations, the Fund's management believes that common stocks would be among the investments most likely to appreciate. The results for stock market issues that tend to rise and fall to a greater degree than the stock market as a whole (the types of issues that the Fund's management attempts to identify and include in the Permanent Portfolio's investment portfolio as aggressive growth stocks) would be especially favorable. In the opinion of the Fund's management, common stocks tend to appreciate during periods of gradually declining inflation because the effective rate of taxation faced by most operating businesses declines in step with the inflation rate (due to the interaction between inflation and the depreciation allowances provided for under the Internal Revenue Code), and because the occurrence of a soft landing indicates that the economy will not suffer the disruption associated with an abrupt decline in inflation. If the rate of inflation does decline gradually, it is likely that gold, Swiss franc assets and the stocks of real estate and natural resource companies would decline in value.

     The Permanent Portfolio attempts to achieve its objective by maintaining a combination of investments whose purchasing power as a whole should hold steady or increase in the variety of economic circumstances listed above. The Fund's management is able to make no assessment as to the current state of the economy and has no opinion as to the occurrence of any particular economic possibility for the future.

     As indicated above, the Permanent Portfolio's investments include gold, silver, Swiss franc assets, various stock market issues and dollar assets. The investment categories were selected and the Target Percentages assigned in accordance with the Fund's management's opinion of the volatility of the investments, and their past and anticipated future performances in varying economic circumstances. Of course, the Fund has no control over the manner in which particular investments respond to changes in economic conditions. For example, even in an inflationary climate there may be large-volume sellers of gold or silver whose actions would tend to depress the prices of those commodities.

     Treasury Bill Portfolio

     The Treasury Bill Portfolio's investment policies reflect the opinion of the Fund's management that among investors' primary goals for their cash holdings are safety and liquidity plus, when possible, a way to reduce the tax burden on the income that cash can earn on money market investments. The Treasury Bill Portfolio was designed for investors who wish to avoid the risk of large price declines that can occur in the stock and bond markets and who may be concerned about the safety of banks, savings institutions and other money market funds, but who desire tax planning and check-writing privileges. The Treasury Bill Portfolio therefore invests only in U.S. Treasury securities and provides those shareholder services described in the Prospectus under the heading "Shareholder Account Services and Privileges," and follows the dividend and tax-planning policies described in the Prospectus under "Objectives and Policies" and "Distributions and Taxes."

     Versatile Bond Portfolio

     The Versatile Bond Portfolio's investment policies reflect the opinion of the Fund's management that short-term (24 months or less), investment-grade (Standard & Poor's ratings of "A" or higher) corporate bonds historically have provided high returns and their price fluctuations ordinarily are mild. Constructing a portfolio from such bonds can be a formula for achieving high current income without bearing the serious risks of buying junk bonds or long-term corporate, municipal or U.S. Treasury bonds. In addition, the Versatile Bond Portfolio follows the same dividend and tax-planning policies as the Fund's other Portfolios. The Versatile Bond Portfolio may purchase U.S. Treasury securities with remaining maturities of two years or less for temporary cash holdings.

     Aggressive Growth Portfolio

     The Aggressive Growth Portfolio's investment policies reflect the opinion of the Fund's management that the stock market has been the most successful long-term investment since 1926, and that an investor seeking to construct his own investment portfolio should include an investment whose profitability is linked directly to the stock market. The Fund's management believes that stocks have been the most successful long-term investment because stocks represent ownership in the engines of wealth - factories, mines, airlines, telephone systems, research laboratories, publishing companies, financial service organizations and other productive enterprises - that turn out the goods and services people need and want. Stock market investments have earned the best profits because they feed capital to these engines of wealth, making them even more productive.

     Stock market investors, however, need caution. While the stock market's total return has been high, it has not been smooth or steady. Most stocks are riskier than bonds or money market instruments; and, unlike gold, stocks are vulnerable to inflation. And there is no guarantee that the economic growth that underlies long-term stock market profits will continue in the future, which is one reason a prudent investor should carefully consider how much of his capital to invest in stocks. Stocks are tightly linked to the real world of production and commerce, and any shock in the economy (inflation, recession, political turmoil, bad news of any kind) can translate into a shock for the stock market. For an investor who holds only a limited portion of his investment portfolio in stocks, the Fund's management believes that the stocks that the investor holds should be volatile, the kinds of stocks whose prices move faster and farther than the stock market as a whole. In addition, volatile stocks can reduce such an investor's portfolio's overall risk by minimizing the share of his portfolio that needs to be devoted to stocks. With less of his overall portfolio allocated to stocks, the investor is less vulnerable to any single economic event - such as inflation, deflation, or recession - that might be disastrous for the stock market as a whole.

     The Aggressive Growth Portfolio invests in U.S. companies whose stocks have been selected for their high, long-term appreciation potential (higher than for the stock market as a whole). With such a selection, when the stock market as a whole rises, the value of shares in the Aggressive Growth Portfolio should rise more. Of course, no selection of stocks can be guaranteed to "outrun" a rising market. While the Aggressive Growth Portfolio's stocks involve more risk than the average stock, especially when the stock market as a whole is declining, they also offer greater potential reward. During bull markets in stocks, volatile stocks can put the investor on the "fast track" to high stock market prices because, in the opinion of the Fund's management, stocks in general typically gain much more during periods when the stock market as a whole is rising than they lose during periods that follow when the stock market as a whole is declining. Therefore, the Fund's management believes that in the long term, volatile stocks should outperform other stocks.

     The Aggressive Growth Portfolio is fully invested in the stock market at all times. It does not take on the unnecessary risks that come with attempts to switch in and out of the market. Its "fully-invested" policy assures that it will not miss out on a bull market in stocks because it has mistakenly decided to sit on the sidelines. And the Aggressive Growth Portfolio follows the same dividend and tax-planning policies as the Fund's other Portfolios.

     Investors in the following circumstances may find that the Aggressive Growth Portfolio can help to achieve their objectives. An investor who has only recently begun investing and has many earning years ahead of him may be willing to bear short-term risks for his capital, in order to maximize long-term appreciation. An investor whose wealth is mostly tied up in real estate, annuities, life insurance, pension plans or trusts may desire to use any cash available for a stock market investment in a way that is most effective. An investor who owns high-yielding stocks (those that pay high taxable dividends) may improve his after-tax return by replacing the high-yielding issues with shares in the Aggressive Growth Portfolio. Although this may tend to increase the short-term volatility of his stock market holdings, the Portfolio's tax planning could permit more of his stock market profits to be retained, instead of being lost to current taxes, so that his capital may grow faster. And an investor who is interested in short-term stock trading may acquire shares in the Portfolio whenever he believes the time is right to invest in stocks, knowing that the Portfolio is always fully invested in stocks and being able to take advantage of the fact that the Portfolio invests only in volatile stocks.
Thereby he can maintain a larger position in the stock market without risking too much of his speculative budget.

Investment Categories

     Dollar assets. The Prospectus describes the investment categories and Target Percentages of the Fund's Permanent Portfolio. As a further elaboration on the Dollar asset investment category, and for information regarding the holdings of the Treasury Bill Portfolio and the Versatile Bond Portfolio, please see the box on the following page. Any dollar asset is subject to default risk, that is, the risk that the issuer's promise to make payment will not be kept. The Fund's management attempts to reduce this risk to a very low level by purchasing high-grade dollar assets, i.e., those which, in the opinion of the Fund's management, are secure enough to escape default even under deflationary economic conditions. Consequently, the Portfolios do not invest in certificates of deposit or commercial paper, even though the yields on such investments may be higher than the yields on high-grade dollar assets. Long-term dollar assets, and, to a lesser extent, short-term dollar assets, are subject to the risk of rising interest rates. As rates rise, as they tend to do during periods of rising inflation, the market values of dollar assets decline. See the discussion under "Investment Strategy - Abruptly-slowing inflation" above. The degree to which the Permanent Portfolio through its dollar assets is exposed to the risk of rising interest rates can be measured by the average length to maturity (the "term structure") of the Permanent Portfolio's net dollar assets (the amount of the Permanent Portfolio's dollar assets reduced by any outstanding borrowings). The greater the average length to maturity, the greater the risk. The average length to maturity of the Permanent Portfolio's net dollar assets will not exceed 15 years. For purposes of computing the average length to maturity of the Permanent Portfolio's dollar assets, the following method is used:

     (i) multiply the value of each dollar asset by the length of time until its maturity;

     (ii) compute the sum of the results of (i);

     (iii)from the result of (ii), subtract the sum of the amount of each debt (including reverse repurchase agreements) owed by the Permanent Portfolio multiplied by the length of time until its repayment is due;

     (iv) divide the result of (iii) by the Permanent Portfolio's average net dollar assets.

     Repurchase agreements. The Permanent Portfolio may also hold repurchase agreements on the dollar assets described above. (The Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio may also include repurchase agreements in their assets.) See the box on the following page. A Portfolio would suffer a loss on a repurchase agreement if the seller defaulted on his repurchase obligation when the value of the underlying investment had declined to less than the agreed upon repurchase price. In order to reduce the risk of loss from such transactions, a Portfolio will enter into repurchase agreements whose underlying investments are, in the case of the Permanent Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio, only other Dollar assets (or, in the case of the Treasury Bill Portfolio, Treasury securities), which in the opinion of the Fund's management present only a very small risk of default. Less than 5% of the net assets of the Fund during the last fiscal year were subject to repurchase agreements, and the Fund intends that less than 5% of its net assets will be subject to repurchase agreements during the current fiscal year.

--------------------------------------------------------------------------------
                            HIGH-GRADE DOLLAR ASSETS
--------------------------------------------------------------------------------
     U.S. Treasury Bills. Treasury bills are short-term (52 weeks or less) loans to the U.S. Government. Treasury bills are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. Treasury bills are actively traded in the open market. Because of their short time to maturity, their day-to-day price fluctuations are small.

     U.S. Treasury Notes and Bonds. Treasury notes and bonds are long-term (as long as 30 years) loans to the U.S. Government. Like Treasury bills, they are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as free of any risk of default. Treasury notes and bonds are actively traded in the open market. Because of their long maturities, they are subject to larger day-to-day fluctuations in price than Treasury bills.

     U.S. Government Agency Securities. Short-term notes and long-term bonds are also issued by various agencies of the U.S. Government or by enterprises sponsored by the U.S. Government, such as the Federal National Mortgage Association and the Government National Mortgage Association. Most such notes and bonds are not full-faith-and-credit obligations of the U.S. Treasury and generally do not carry a direct guaranty by the U.S. Government itself. However, because their issuers exist to carry out government programs, these securities are generally regarded as having negligible risk of default.

     High-Grade Corporate Bonds. High-grade corporate bonds are debt obligations of corporations with a Standard & Poor's rating of "A" or higher and a remaining time to maturity of 24 months or less, and may include corporate notes and debentures. Such bonds are not guaranteed by the U.S. Government and are subject to some risk of default; however, the risk of default generally is considered to be very low. Such bonds also are subject to price fluctuations caused by changes in open-market interest rates; however, such fluctuations are much smaller than for long-term bonds and are only slightly greater than for U.S. Treasury bills. The Permanent Portfolio may invest in high-grade corporate bonds which, in the opinion of the Fund's management, are secure enough to escape default even under deflationary economic conditions.

     Banker's Acceptances. A banker's acceptance is a postdated check written by a business (not necessarily a major corporation) that has been "accepted" and guaranteed by a bank. Usually, the postdating is for no more than nine months. The types of acceptances which the Permanent Portfolio would acquire are those which are actively traded in the open market.

     There are two, often three, guaranties behind a banker's acceptance. First, the acceptance is an obligation of the bank that has accepted it. Second, if the accepting bank should default on its obligation, the business that wrote the accepted check ordinarily would be responsible for making payment to the investor. Third, an acceptance is often secured by a pledge of merchandise or other property. Banker's acceptances are generally regarded as among the safest of all privately issued, short-term dollar assets. The Fund's management considers banker's acceptances, with their multiple backing, to be significantly safer than certificates of deposit, which represent the obligation of a single entity.

     Repurchase Agreements. In a repurchase agreement, the Permanent Portfolio buys an investment (the "underlying security"), such as a Treasury bond, that the seller agrees to buy back at a later date for a stated price. Repurchase agreements entered into by the Permanent Portfolio will generally run for seven days or less. The Permanent Portfolio earns interest on the transactions either in the form of an explicit payment or in the form of a differential between the purchase price and the repurchase price.

     Repurchase agreements may be considered loans to sellers of the underlying securities, with those securities constituting the collateral for the loans. The Permanent Portfolio would suffer a loss on a repurchase agreement if the seller defaulted on his obligation to repurchase the underlying securities when the value of the securities had declined to less than the agreed upon repurchase price. In order to reduce the risk of loss from such transactions, the Permanent Portfolio will enter into repurchase agreements whose underlying securities are only U.S. Treasury securities, U.S. Government Agency securities and banker's acceptances, which in the opinion of the Fund's management, present only a very small risk of default.

     The Permanent Portfolio generally will enter into repurchase agreements only with banks. It may enter into a repurchase agreement with a broker-dealer provided that the agreement is fully collateralized and "marked to market" daily (which would require sufficient adjustments of cash or collateral to be made each day so that the current value of the collateral is at least equal to the amount of the loan including accrued interest thereon). Such collateral would be deposited with the Fund's Custodian.
--------------------------------------------------------------------------------

     Gold. The Permanent Portfolio will buy and sell gold only to and from banks (both U.S. and foreign), regulated U.S. commodities exchanges, exchanges affiliated with a regulated U.S. stock exchange and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange or stock exchange or approved by the U.S. Treasury as qualified to purchase American Eagle coins from the U.S. Mint, or interests equivalent thereto, in accordance with applicable investment laws. The Permanent Portfolio will not purchase gold from any producer of the metal or in any form that is not readily marketable. However, to the extent that the Permanent Portfolio actually holds gold bullion and coins, it may encounter higher storage and transaction costs than those normally associated with the ownership of securities. Gold generates no interest or dividends, offering only the potential for capital appreciation.

     Silver. The Permanent Portfolio's silver holdings may include bullion-type silver coins minted by the U.S. Treasury.

     Swiss franc assets. The Permanent Portfolio also holds Swiss franc assets. The Swiss franc is subject to the risk that inflation (either actual or expected) will decrease in the U.S. or rise in Switzerland. The price of the Swiss franc is also subject to the imposition of exchange controls; to manipulation by the Federal Reserve System, the Swiss National Bank, and, to a lesser extent, by other Swiss central banks and official agencies; and to investment controls established by the Swiss or U.S. Government. While Switzerland has historically been a politically stable nation, there is no assurance that the country may not become subject to the risks discussed under "Risk Factors and Special Considerations - Foreign investments" in the Prospectus.

     Real estate and natural resource company stocks. Investments in the Permanent Portfolio's real estate and natural resource company stocks category are generally common stocks, but the Permanent Portfolio may acquire preferred stocks, shares of beneficial interest in real estate investment trusts and American Depository Receipts ("ADRs") on stocks within this category. The Permanent Portfolio will invest in a security in this category only if it is listed on a national securities exchange in the United States, the principal exchange of a foreign country, as determined by the Board of Directors, or is an over-the-counter stock quoted on NASDAQ.

     Aggressive growth stocks. Investments in the Permanent Portfolio's aggressive growth stocks category, and investments in the Aggressive Growth Portfolio, may include stock warrants, which are long-term options to purchase shares of stock at a fixed price. Most stock warrants are subject to expiration, which causes their value to dwindle with the passage of time. Each of the Permanent Portfolio's and the Aggressive Growth Portfolio's total investments in warrants is limited to a value (at the lower of cost or market) not to exceed 5% of the Portfolio's net assets; and warrants which are not listed on the New York or American Stock Exchanges may not exceed 2% of the Portfolio's net assets.

     Short-term corporate bonds. Investments in the Permanent Portfolio's dollar asset category, and investments in the Versatile Bond Portfolio, may include short-term corporate bonds rated "A" or higher by Standard & Poor's when acquired by the Portfolio, but whose ratings subsequently have become downgraded. Ordinarily the Portfolio will sell any investment that has been downgraded below Standard & Poor's "A" rating, but may retain such an investment if, in the opinion of the Fund's management, the investment still appears secure enough to escape default even under deflationary economic conditions and if such investments in the aggregate do not exceed 2% of the Portfolio's net assets.

Illiquid Investments

     The Permanent Portfolio may hold in the aggregate a maximum of 10%, and the Aggressive Growth Portfolio may hold in the aggregate a maximum of 5%, of its net assets in investments that have no ready market for resale and securities for which no readily available market quotation exists, including repurchase agreements maturing in more than 7 days. For this purpose, securities of U.S. issuers are deemed to have no readily available market quotation if they are restricted securities (securities that must be registered under the Securities Act of 1933 before they may be offered or sold to the public); securities of non-governmental foreign issuers are deemed to have no readily available market quotation if they are not listed or traded on a recognized domestic or foreign securities exchange; other assets of the Portfolio are deemed to have no ready market for resale if, in the opinion of the Fund's Board of Directors, no bona fide market exists for the asset at the time of its purchase or subsequent valuation. However, no investment is counted toward the limit if its bid/asked spread (on bona fide quotes from dealers and market-makers) normally is less than 4%, or if it is subject to a put option exercisable in 7 days or less or a forward contract that matures in 7 days or less.

     Such illiquid investments may include investments in a broker-dealer subsidiary of the Fund in amounts not to exceed in the aggregate 1% of the Permanent Portfolio's net assets and 2% of the Aggressive Growth Portfolio's net assets. The Fund has, however, liquidated and dissolved its broker-dealer subsidiary World Money Securities, Inc., and has no present plans to hold such investments in the future. Also, see "Investment Restrictions" below.

     If through the appreciation of restricted securities and other assets for which no readily available market quotation or ready market exists or through the depreciation of unrestricted securities or other assets for which a ready market does exist, more than 10% of the Permanent Portfolio's net assets, or more than 5% of the Aggressive Growth Portfolio's net assets, should be invested in illiquid assets, then the Fund's management would consider appropriate steps to protect its liquidity. Less than 5% of the Permanent Portfolio's assets and less than 5% of the Aggressive Growth Portfolio's assets during the last fiscal year were considered to be illiquid investments, and the Permanent Portfolio and the Aggressive Growth Portfolio each intends that less than 5% of its assets will be considered to be illiquid investments during the current fiscal year.

Offsetting and Indirect Investments

     The Permanent Portfolio, in carrying out its investment and tax planning policies and in maintaining the Target Percentage for each investment category, and the Aggressive Growth Portfolio, in carrying out its investment and tax planning policies, each may write covered call options and purchase put options on stocks that it owns, make short sales of stocks that it owns, and borrow money and enter into reverse repurchase agreements. The Permanent Portfolio also may buy and sell gold, silver and Swiss francs in the forward market (including through the purchase and sale of futures contracts). None of the Permanent Portfolio's assets during the last fiscal year was subject to or consisted of covered call options, put options, forward contracts, short sales, borrowed money or reverse repurchase agreements, and the Permanent Portfolio anticipates that none of its assets will be subject to or consist of such investments or techniques during the current fiscal year. None of the Aggressive Growth Portfolio's assets during the last fiscal year was subject to or consisted of covered call options, put options, short sales, borrowed money or reverse repurchase agreements, and the Aggressive Growth Portfolio anticipates that none of its assets will be subject to or consist of such investments or techniques during the current fiscal year. Although these devices are commonly associated with speculative, short-term trading, each of the Permanent Portfolio and the Aggressive Growth Portfolio is prohibited from using them, and will not use them, for such purpose (or in contravention of such rules and regulations or orders as the Securities and Exchange Commission may prescribe). The Permanent Portfolio will use short sales, forward contracts, put and call options, borrowings and reverse repurchase agreements only to reduce discrepancies between the Permanent Portfolio's actual holdings and the Target Percentages in instances where the devices appear to offer an advantage in price or yield over a direct purchase or sale of the underlying asset, or for tax planning. The Aggressive Growth Portfolio will use such devices only in instances where they appear to offer an advantage in price or yield over a direct purchase or sale of the underlying asset, or for tax planning. Each of the Permanent Portfolio and the Aggressive Growth Portfolio expects, when it uses put and call options, forward contracts, and short sales, actually to make or accept delivery of the underlying asset. The Permanent Portfolio and the Aggressive Growth Portfolio would elect not to make or accept delivery only when so electing would, in the opinion of the Fund's management, achieve an advantage in price, yield, or tax planning. In such instances, those Portfolios would enter into an offsetting option transaction (selling the put and purchasing the call), or an offsetting forward transaction (selling or purchasing a forward contract, as the case might
be), or would close out the short sale by purchasing and delivering the underlying securities. Those Portfolios generally would incur additional brokerage costs in doing so. The Permanent Portfolio may engage in forward contracts and short sales outside of the United States, which might entail additional risks. See "Risk Factors and Special Considerations - Foreign investments" in the Prospectus.

     As an example of how the Permanent Portfolio might use the strategies described above, if the Permanent Portfolio's actual holdings of gold exceeded the Target Percentage of 20%, the Permanent Portfolio might enter into a forward sale for the excess amount. The quantity of gold subject to the forward sale then would be counted as an offset against the Permanent Portfolio's actual holdings, and the payment receivable from the forward sale would be counted as a dollar asset.

     Similarly, the Permanent Portfolio might increase its position in an investment category by making purchases in the forward market. For example, if the Permanent Portfolio's actual holdings of silver fell below the Target Percentage of 5%, the Permanent Portfolio might purchase silver in the forward market and count it as silver owned. The money payable to the seller upon delivery of the silver to the Permanent Portfolio would be counted as an offset against the Permanent Portfolio's holdings of dollar assets.

     As a further example, the Permanent Portfolio or the Aggressive Growth Portfolio might use put and call options to effectively reduce its holdings of a particular stock. Those Portfolios would do so by writing (selling) call options on the shares of stock they owned and simultaneously purchasing put options (with the same expiration date and striking price) on the same stock. The effect of the option transactions would be virtually to eliminate the Portfolio's interest in the price of the stock for the duration of the options, since the net value of the option position would (within narrow limits) change dollar for dollar with, but in the direction opposite to, changes in the price of the stock. The combined dollar value of the stock and the option position would be approximately fixed, but, due to competitive factors in the option market, normally would tend to rise gradually over the life of the options. Accordingly, while the option position remains open, the Permanent Portfolio would count the value of the stock together with the option position as a dollar asset.

     The Permanent Portfolio may borrow money or enter into reverse repurchase agreements in order to reduce its net holdings of dollar assets to the level called for by the Target Percentages, but the Portfolio may not and will not borrow for the purpose of speculative, short-term trading. The amount of any borrowing by the Permanent Portfolio would be counted as an offset against the Permanent Portfolio's holdings of dollar assets, and the money borrowed would be invested to increase the Permanent Portfolio's holdings in other investment categories to the levels called for by the Target Percentages.

     Additional   information  regarding  offsetting  and  indirect  investments appears below.

     Put and call options. In exchange for a premium, the seller (writer) of a call option grants to the option buyer the right, until a certain expiration date, to purchase shares of stock at a fixed price (the striking price). For a speculative trader, the risk assumed by selling a call option is that the market price of the underlying stock prevailing on the expiration date may be above the option's striking price. In that case the speculative option seller (unlike the Permanent Portfolio and the Aggressive Growth Portfolio, which would own the underlying stock) could be forced to purchase the stock to cover the option and deliver it to the option buyer. The difference between the option's striking price and the stock's price in the open market would represent a loss to the option seller.

     By paying a premium, the purchaser of a put option acquires the right, until a certain expiration date, to sell shares of stock at a fixed striking price. For a speculative trader, the risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option's striking price. In that case the option would expire worthless and the entire amount invested in it would be lost.

     The purchase of a put option simultaneously with the sale of a call option (on the same stock and with the same striking price and expiration date) is considered in economic effect a short sale of the underlying stock; the net value of the option position tends to change dollar for dollar with, but in a direction counter to, the price of the underlying stock. The Permanent Portfolio or the Aggressive Growth Portfolio might enter into a short sale, instead of a combined option transaction, of a particular stock that it owned if no option were available on the stock or if the short sale provided an advantage in price over a combined option transaction.

     The combined option transaction also involves both the payment of a premium (for the purchase of the put option) and the receipt of a premium (from the sale of the call option). For a speculative trader, the risk of such a combined option transaction is that the price of the underlying stock will rise. In that case, each one-dollar rise in the price of the stock would result in a loss of approximately one dollar on the combined option transaction.

     The only type of option transaction which the Permanent Portfolio or the Aggressive Growth Portfolio may enter into as an offsetting or indirect investment is the combined transaction described in the preceding paragraph. However, those Portfolios will enter into such a transaction only if they actually own the stock to which the options apply, and they will continue to hold the option position only while they continue to hold the stock. Thus any loss on a permissible option transaction should be approximately equalled by a gain on the price of the stock. Consequently those Portfolios will not be exposed to the risks normally associated with the speculative use of put and call options.

     Each of the Permanent Portfolio and the Aggressive Growth Portfolio has adopted the following operating policies with respect to option transactions used as offsetting or indirect investments, which may be changed only by the Fund's Board of Directors:

     * the aggregate value of the stock underlying option transactions, determined as of the date the options are entered into, will not ordinarily exceed 10% and may not exceed 25% of such Portfolio's net assets. Neither of such Portfolio's net assets during the last fiscal year were subject to option transactions, and each of such Portfolios intends that less than 5% of its net assets will be subject to option transactions during the current fiscal year;

     * the stock underlying the options must be listed on a national securities exchange, and the option must be issued by the Chicago Board Options Clearing Corporation;

     * the aggregate premiums paid for all put options purchased by such Portfolio and held by such Portfolio at any one time will not exceed 2% of such Portfolio's net assets;

     * the stock underlying the options must be qualified within such Portfolio's investment categories; and

     *    the maximum term of the options will not exceed nine months.

     Any gain (or loss) on stocks liquidated through such an option transaction would be recognized in the year the options are exercised. During most months of the year, options are available that do not expire until the following year. Thus, provided that the holder of the call option which the Permanent Portfolio or the Aggressive Growth Portfolio has sold does not exercise it before the end of the year in which it is written, the Portfolio could use a combined option transaction to defer recognition of a capital gain (or loss) into the following year. In some cases those Portfolios might want to accomplish such a deferral in order to offset the gain (or loss) of one stock position against the loss (or gain) from the sale of other assets. In addition, the net proceeds of a stock liquidation through a combined option transaction may be greater, even allowing for brokerage costs, than through a direct sale.

     The foregoing discussion applies only to option transactions used as offsetting or indirect investments and has no application to the acquisition of stock warrants by the Permanent Portfolio or the Aggressive Growth Portfolio. See "Investment Categories - Aggressive growth stocks" in this SAI.

     Forward contracts. A forward purchase obligates the purchaser to pay a fixed price for a commodity (or currency) to be delivered at a fixed date in the future. A forward sale is the counterpart of a forward purchase; it obligates the seller to deliver a commodity (or currency) on a fixed date in the future in exchange for a fixed price.

     Except for futures contracts (the type of forward contract that is traded on a U.S. futures exchange), forward contracts usually are settled in cash at the contract's maturity date. A futures contract, on the other hand, usually involves daily settlement, in cash, of the gain or loss on the commodity's price each day. Commodity futures contracts traded on U.S. commodity exchanges are subject to the regulation of the exchange and of the Commodity Futures Trading Commission under the Commodity Exchange Act, in order to prevent price manipulation and excessive speculation, and to promote orderly and effective commodity futures markets. Such regulations may include trading and daily price limits, position limits and margin requirements. Forward contracts with a bank or dealer generally are not secured or guaranteed by an exchange, clearing corporation, or similar entity.

     Because it is possible to enter into forward purchase and sales contracts by making an initial payment of as little as 5% (or even less) of the value of the commodity, forward contracts can involve a high degree of risk; even a small decline in the price of the commodity could result in the loss of most or all of the cash invested. The Permanent Portfolio, however, will not trade in commodity forward contracts; it will enter into forward purchases only for amounts of commodities (or Swiss francs) needed to meet the Target Percentages, and it will enter into forward sales only for amounts of commodities (or Swiss francs) it actually owns that exceed the Target Percentages. Consequently, the Permanent Portfolio will not be subject to the high degree of risk associated with the speculative use of forward contracts, although each forward transaction, viewed in isolation, would still appear to involve the risks normally associated with forward contracts. Furthermore, the Permanent Portfolio has adopted the following operating policies, which may be changed only by the Fund's Board of
Directors:

*    the  Permanent  Portfolio  will use forward  contracts  only to acquire and
     dispose  of  actual   commodities  (or  Swiss  francs)  within  the  Target
     Percentages, and not for any speculative purpose;

* the Permanent Portfolio will enter into forward contracts only through a regulated U.S. commodity exchange or dealers who are members of or affiliated with members of a regulated U.S. commodity exchange, or with the ten largest (in assets) U.S. banks or ten largest (in assets) Swiss commercial banks, excluding cantonal and savings banks, as determined by the Swiss National Bank;

* the Permanent Portfolio's net assets plus borrowings by the Permanent Portfolio and the aggregate price of all commodity forward contracts owned by the Permanent Portfolio (measured by multiplying the number of units to which the contracts refer by the price per unit specified) will equal at least 300% of the aggregate price of all commodity forward contracts owned by the Permanent Portfolio and any borrowings. If the 300% requirement specified above is not being met at any time, the Permanent Portfolio will take the necessary steps to restore the 300% coverage within three business days. Sales of commodity forward contracts in order to comply with this 300% limitation may have an adverse impact on the Permanent Portfolio;

* the Permanent Portfolio will segregate, and maintain in a segregated account until the commodity forward purchase contract is closed out, cash or U.S. government securities equal in value to the purchase price required to be paid by the Permanent Portfolio due on the settlement date under the contract;

*    the  Permanent   Portfolio  will  not  invest  (including  the  placing  of additional margin deposits) more than twice the amount of the original margin deposit in any commodity forward contract; and

* the Permanent Portfolio will not invest in, or be contingently obligated in connection with, commodity contracts in an amount exceeding 10% of its assets.

     The assets maintained in the segregated account referred to above will continue to be treated as dollar assets for purposes of the Target Percentages until the settlement date under the contract.

     The Permanent Portfolio did not engage in any forward contracts during the last fiscal year, and does not intend to engage in any forward contracts during the current fiscal year.

     Short sales. A short sale obligates the seller to deliver a security at a later, perhaps indefinite, date. In return, the seller receives a price that is fixed on the date of the sale. For a speculative trader, the risk of making a short sale is that the price of the security will rise, forcing the short seller to purchase the security at a higher price than he receives from the short sale. In principle, the potential loss is unlimited, since there is no absolute limit on how high an investment's price might rise.

     Each of the Permanent Portfolio and the Aggressive Growth Portfolio will enter into short sales only of stocks which it contemporaneously owns, and it will retain such stocks so long as the short position remains open. (In other words, those Portfolios will enter into short sales "against the box.") Consequently, those Portfolios will not be exposed to the risks associated with the speculative use of short sales. Neither the Permanent Portfolio nor the Aggressive Growth Portfolio entered into short sales during its last fiscal year, nor intends to enter into short sales during its current fiscal year. Furthermore, the Permanent Portfolio and the Aggressive Growth Portfolio each has adopted the following operating policies with respect to short sales, which may be changed only by the Fund's Board of Directors:

* such Portfolio will limit the dollar amount of short sales at any one time to a value ordinarily not to exceed 10% and in no instance to exceed 25% of its net assets; and

* the value of securities of any one issuer in which such Portfolio may be short will not exceed the lesser of 2% of the value of such Portfolio's net assets or 2% of the securities of that class of that issuer.

     For tax purposes, a capital gain (or loss) on a short sale is generally recognized when the seller makes delivery of the securities he has sold short. A short sale "against the box" is treated as a constructive sale of the underlying security at the time it is entered into. The gain (or loss) is long-term only if the securities had been held for more than the applicable minimum holding period for long-term capital gains at the time of the short sale.

     Borrowed money. The purchase of investments with borrowed money can entail a higher degree of risk from price fluctuations than a cash purchase using one's own funds, since the borrowings allow the buyer to purchase more of the investment than he could using only his own cash ("Leverage Risk"). For example, if the buyer finances a purchase 50% with his own cash and 50% with borrowed funds, each 1% decline in the price of the investment would result in a 2% decline in the net value of his position in the investment. A 50% decline in price would result in a total loss. In addition, the buyer would incur interest expense on borrowed funds.

     Borrowing also can add to the risk of loss from investment price fluctuations if the borrowing increases the average length to maturity of the borrower's net dollar assets, since such borrowing may increase the borrower's exposure to fluctuations in the prices of dollar assets due to changes in interest rates ("Interest Rate Risk"). However, as indicated under "Investment Categories" above, the average length to maturity of the Permanent Portfolio's net dollar assets may not exceed 15 years - a term structure that the Permanent Portfolio could achieve without the use of borrowed money. Consequently, the Permanent Portfolio's ability to borrow will not increase its potential exposure to loss from investment price fluctuations due to Interest Rate Risk. Furthermore, the Permanent Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio each has adopted the following operating policies with respect to borrowings:

* the amount of money such Portfolio may borrow will be limited by the Investment Company Act of 1940 (the "Act") so that immediately after such borrowing the amount borrowed may not exceed 33 1/3% of the value of such Portfolio's assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any securities with respect to which there are open short positions). If, due to market fluctuations or other reasons, the value of such Portfolio's assets falls below the coverage requirement of the Act, such Portfolio will, within three business days, reduce its debt to the extent necessary. To do this such Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so;

*    such  Portfolio may borrow only from banks in accordance  with the Act, and
     will  also  be  subject  to  applicable  margin   limitations   imposed  by
     regulations adopted by the Federal Reserve Board;

* in observing these limits, such Portfolio will count the proceeds of reverse repurchase agreements (see below) as borrowed money; and

* such Portfolio will segregate, and maintain in a segregated account until the borrowing is repaid, cash, U.S. government securities or other appropriate liquid assets equal to the amount borrowed. See "Forward contracts" above for the treatment of the segregated assets.

     No Portfolio engaged in any borrowings during the last fiscal year, and no Portfolio intends to engage in any borrowings during the current fiscal year.

     Reverse repurchase agreements. A reverse repurchase agreement is a special device for borrowing money. Under such an agreement, the borrower sells an investment (usually a bond, money market instrument or other dollar asset) and agrees to repurchase it later at a fixed price. Because it is possible to borrow nearly the entire purchase price of a bond or other dollar asset through a reverse repurchase agreement, such agreements can be used by traders to speculate on price changes, especially price changes associated with declines in interest rates. Such speculation is highly risky, since an unforeseen rise in interest rates could cause a loss that equalled or even exceeded the cash invested.

     Neither the Permanent Portfolio, the Versatile Bond Portfolio nor the Aggressive Growth Portfolio will use reverse repurchase agreements for any speculative purpose. Reverse repurchase agreements have virtually the same effect on a Portfolio as borrowing. Those Portfolios might enter into a reverse repurchase agreement, instead of a borrowing, if the reverse repurchase agreement provides an advantage in interest rate over a borrowing. None of the Permanent Portfolio's, the Versatile Bond Portfolio's or the Aggressive Growth Portfolio's net assets during the last fiscal year were subject to reverse repurchase agreements, and none of such Portfolios intends that its net assets will be subject to reverse repurchase agreements during the current fiscal year.

     The Permanent Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio will count the proceeds of a reverse repurchase agreement as borrowed money. Consequently, as in the case of direct borrowing (discussed above) a Portfolio's use of reverse repurchase agreements should not add to its potential risk of loss from investment price fluctuations. Furthermore, the Permanent Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio each has adopted the following operating policies with respect to reverse repurchase agreements:

* such Portfolio will enter into only those reverse repurchase agreements that have a specified repurchase price;

* such Portfolio will enter into reverse repurchase agreements only with banks; and

* such Portfolio will segregate, and maintain in a segregated account until the reverse repurchase agreement is closed out, cash, U.S. government securities or other appropriate liquid assets equal to the repurchase price. See "Forward contracts" above for the treatment of the segregated assets.

     Default risk. Put and call options, forward purchases, short sales, borrowings and reverse repurchase agreements all involve contracts between a Portfolio and a bank, broker, dealer or clearinghouse. A default by any of them could expose the Portfolio to serious loss. Although the risk of such a loss is small, the Fund's management intends to reduce a Portfolio's exposure by giving preference to banks, brokers, dealers and clearinghouses which, in the opinion of the Fund's management, have an especially high degree of creditworthiness and by giving preference to transactions that require the corresponding party to pledge or otherwise deliver or establish collateral to the benefit of such Portfolio.

Strategic Portfolio Adjustments

     Because investment prices are constantly changing, the actual composition of the Permanent Portfolio's holdings will never exactly match the Target Percentages. Ordinarily, whenever the Permanent Portfolio's actual holdings in any investment category deviate from the category's Target Percentage by more than 1/10th of the Target Percentage, the Permanent Portfolio will buy or sell investments to correct the discrepancy (unless it is corrected by changes in market prices) and will do so within 30 days from the initial day of such deviation.

     The Permanent Portfolio's management is authorized to delay portfolio adjustments whenever, in its opinion, extraordinary circumstances make it desirable to do so. In the event of such a delay, the Permanent Portfolio's actual holdings in one or more investment categories could deviate by more than 1/10th from the Target Percentages for those categories for a period in excess of 30 days. Circumstances that might occasion a delay include:

1. A disorderly market, i.e., when the differences between the buying and selling prices (bid and asked) quoted by market makers and investment dealers are, in the opinion of the Fund's management, abnormally large;

2. A banking crisis or other financial emergency that compromises the ability of brokers and dealers to consummate investment transactions;

3. The inability to make a portfolio adjustment without recognizing a large short-term capital gain; and

4. The inability to make a portfolio adjustment without jeopardizing the Permanent Portfolio's federal tax status as a regulated investment company.

     The Permanent Portfolio will not delay portfolio adjustments called for by the Target Percentages in anticipation of a change in the general price level of any investment category.

     A Portfolio may acquire assets from another Portfolio that are otherwise qualified investments for the Portfolio, so long as neither Portfolio bears any markup or spread and no commission, fee or other remuneration is paid in connection with the acquisition. Any such transaction would be a cash purchase or sale of a security for which market quotations are readily available, at its independent current market price, in a manner consistent with SEC Rule 17a-7 under the Investment Company Act of 1940.

Investment Restrictions

     The investment policies and restrictions described in the Prospectus and this SAI are intended to remain in force indefinitely. The investment restrictions described below have been adopted by the Fund as operating policies and are subject to change by the Fund's Board of Directors. However, the Fund will not change any operating policy without notifying its shareholders in advance. The Fund will not:

1. Purchase securities of companies for the purpose of exercising control or management.

2. Purchase securities on margin, although the Permanent Portfolio may enter into commodity forward contracts (but only in accordance with the operating procedures and policies contained elsewhere in the Prospectus and this SAI) and obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio investments.

3. Purchase securities of any other registered open-end investment company except as part of a merger or consolidation.

4.   Invest in straddles or spreads.

5. Purchase from or sell to any officer, director or employee of the Fund, or its adviser, or any of its partners or employees, any securities other than shares of any Portfolio of the Fund.

6. Purchase or retain the securities of any issuer if those officers and directors of the Fund or partners of its adviser owning individually more than 1/2% of a class of securities of such issuer together own more than 5% of such securities of such issuer.

7. Retain a custodian for its assets which shall be other than a bank or trust company having at least $2,000,000 in aggregate capital, surplus and undivided profits and, upon the resignation or inability to serve of the custodian, the Fund shall use its best efforts to obtain and transfer its assets to a similarly qualified custodian or submit to its stockholders the question whether to function without such a custodian.

8. Invest more than 5% of the value of the total assets of a Portfolio in securities of companies which together with predecessors have a record of less than three years' continuous operation.

9. Pledge, mortgage or hypothecate assets of any Portfolio having a market value greater than 15% of the value of that Portfolio's gross assets (taken at cost), except to secure permitted borrowings of that Portfolio. Less than 5% of the value of any Portfolio's gross assets during the last fiscal year were pledged, mortgaged or hypothecated, and each Portfolio intends that less than 5% of the value of its gross assets will be pledged, mortgaged or hypothecated during the current fiscal year.

10. Use as security for borrowings of any Portfolio more than 35% of value of that Portfolio's assets. Less than 5% of value of any Portfolio's assets during the last fiscal year were used as security for borrowings of that Portfolio, and each Portfolio intends that less than 5% of value of its assets will be so used during the current fiscal year.

     Under the Investment Company Act of 1940, certain policies of the Fund may not be changed unless authorized by the vote of a majority of its outstanding voting securities. In addition to those fundamental policies described in the Prospectus, without shareholder approval:

1. Subject to the policy regarding a wholly-owned broker-dealer subsidiary, the Fund will not act as a securities underwriter of other issuers except to the extent that acting as such may be necessary to dispose of securities acquired by the Fund. (However, in connection with the disposition of "restricted securities" and securities for which there is no readily available market quotation, the Fund may be deemed to be an underwriter under certain federal securities laws.)

2. The Fund will not lend its assets to its officers, directors, adviser or affiliates of its adviser, nor shall such persons take long or short positions in shares of the Fund (which prohibition shall not prevent them from acquiring such shares for investment purposes at the current net asset value).

3. No Portfolio will concentrate its investments in any particular industry or group of industries (i.e., no more than 25% of the value of any Portfolio's assets, other than securities issued by the United States government or an agency or instrumentality thereof, will be invested in any one industry).

4. No Portfolio will invest in the stock of any issuer, other than the United States government or an agency or instrumentality thereof, if immediately thereafter more than 5% of that Portfolio's total assets (taken at market value) would be invested therein. For this purpose, options on the stock of any corporation will be deemed to be securities issued by that corporation.

5. Subject to the policy regarding a wholly-owned broker-dealer subsidiary, neither the Permanent Portfolio nor the Aggressive Growth Portfolio will invest in the stock of any issuer, other than the United States government or an agency or instrumentality thereof, if immediately thereafter more than 10% of the outstanding voting stock of such issuer would be held by the respective Portfolio.

6. Neither the Treasury Bill Portfolio nor the Versatile Bond Portfolio will invest in the stock of any issuer, other than the United States government or an agency or instrumentality thereof, if immediately thereafter more than 10% of the outstanding voting stock of such issuer would be held by the respective Portfolio.

7. The Permanent Portfolio will not borrow money, issue senior securities, purchase or sell real estate (including real estate limited partnerships) or commodities or oil, gas or other mineral leases, or make loans to other persons, except as follows: the amount of money the Permanent Portfolio may borrow will be limited by the Investment Company Act of 1940 so that immediately after such borrowing the amount borrowed may not exceed 33 1/3% of the value of the Permanent Portfolio's assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any securities with respect to which there are open short positions). In observing these limits, the Permanent Portfolio will count the proceeds of reverse repurchase agreements as borrowed money.

8. Neither the Treasury Bill Portfolio, the Versatile Bond Portfolio nor the Aggressive Growth Portfolio will borrow money, issue senior securities, purchase or sell real estate (including limited partnership interests) or commodities or oil, gas or other mineral leases, make loans or lend its assets to other persons, hold more than 5% of its net assets in investments which are not readily marketable, engage in short sales or write put options or uncovered call options (other than as noted above), except as follows: the amount of money any such Portfolio may borrow will be limited by the Investment Company Act of 1940 so that immediately after such borrowing the amount borrowed may not exceed 33 1/3% of the value of the respective Portfolio's assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any securities with respect to which there are open short positions).

9. Notwithstanding any other policy of the Permanent Portfolio, the Permanent Portfolio may form a wholly-owned subsidiary for the purpose of engaging in broker-dealer activities. The total amount of the Permanent Portfolio's capital contributions to such subsidiary shall be limited to an amount not to exceed, in the aggregate, 1% of the net assets of the Permanent Portfolio as of the time that any capital contribution is made. The
     Permanent Portfolio shall not make any capital contribution to such subsidiary that would increase the then current value of the Permanent Portfolio's investment in the subsidiary to an amount in excess of 1% of the then net assets of the Permanent Portfolio.

ORGANIZATION AND MANAGEMENT

Fund History

     The Fund was incorporated under the laws of Maryland on December 14, 1981, under the name "Permanent Portfolio Fund, Inc." and changed its name to "Permanent Portfolio Family of Funds, Inc." on August 10, 1988. The Fund was originally organized with a single Portfolio which commenced operations as an investment company on October 15, 1982. That Portfolio continues, with the same investment policy, and is now called the Fund's "Permanent Portfolio." The Fund's Treasury Bill Portfolio commenced operations on May 26, 1987, the Fund's Aggressive Growth Portfolio commenced operations on January 2, 1990 and the Fund's Versatile Bond Portfolio commenced operations on September 27, 1991. The Fund may offer additional Portfolios from time to time.

Investment Adviser

     The Fund retains World Money Managers (the "Investment Adviser") as its adviser. The Investment Adviser is a limited partnership organized in August 1981 under the laws of the State of California. The Investment Adviser's limited partners are Terry Coxon, Robert F. Allen, Jr., Robert F. Schaub Irrevocable Trusts, The Schaub Corporation, The Alan and Holly Sergy 1998 Trust and Permanent Portfolio Information, Inc. The Investment Adviser's general partners are Terry Coxon and Terry Coxon, Inc., a California corporation wholly owned by Terry Coxon. Mr. Coxon also serves as President and a director of the Fund. See "Directors and Officers" on the following page.

     The services the Investment Adviser provides to the Fund and the compensation it receives are defined in the Investment Advisory Contract (the "Contract") between the Fund and the Investment Adviser, dated June 19, 1996. The Investment Adviser received the following investment advisory fees from each Portfolio for the last three fiscal years:

--------------------------------------------------------------------------------
              Advisory Fees Paid for Fiscal Year Ended January 31
--------------------------------------------------------------------------------
                                      2000           1999           1998
                                   ----------     ----------     ----------

Permanent Portfolio                $  687,246    $  775,077      $  800,234

Treasury Bill Portfolio(1)            549,685       582,473         622,117

Versatile Bond Portfolio(2)           150,578       161,938         171,008

Aggressive Growth Portfolio           251,511       229,836         202,493

---------

(1) Net of investment advisory fees waived of $436,923, $466,838 and $494,877 for the fiscal years ended January 31, 2000, 1999 and 1998, respectively.

(2) Net of investment advisory fees waived of $75,751, $80,753 and $85,809 for the fiscal years ended January 31, 2000, 1999 and 1998, respectively.

     During the year ended January 31, 2000, the Investment Adviser voluntarily agreed to waive portions of the advisory fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio's total advisory fee otherwise would exceed an annual rate of 5/8 of 1% (0.625%), in the case of the Treasury Bill Portfolio, or 3/4 of 1% (0.750%), in the case of the Versatile Bond Portfolio, of the respective Portfolio's average daily net assets. The Investment Adviser may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

     The Contract also provides that the Investment Adviser shall not be liable to the Fund or to any shareholder for anything done or omitted by it, including losses sustained by the Fund in the purchase, holding or sale of any Fund investment, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon it by the Contract.

     The Contract was most recently approved by the Board of Directors of the Fund, including a majority of the Fund's Independent Directors, on December 4, 1999; the Contract was most recently approved by a majority of the outstanding voting securities of each of the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on August 22, 1996.

     The Contract will continue in force and may be renewed from year to year thereafter with respect to a Portfolio, provided that any such renewal has been specifically approved annually by the vote of a majority of the outstanding voting securities of the Portfolio or by the Fund's Board of Directors. In addition, to continue in force, the Contract must be approved annually by a majority of the Fund's Independent Directors, voting in person at a meeting called for the purpose of considering continuation of the Contract.

     The Contract may be terminated by either party without penalty on 60 days' written notice to the other party. Such termination may be effected on behalf of the Fund by its Board of Directors or by a vote of a majority of its outstanding voting securities, or on behalf of a Portfolio of the Fund by a vote of a majority of the outstanding voting securities of that Portfolio. Assignment of the Contract to another party automatically terminates it.

     Additional  information   regarding  the  Contract  is  set  forth  in  the
Prospectus under "Management - Investment Adviser."

Board of Directors

     The business and affairs of the Fund are managed under the direction of the Board of Directors who exercise all powers of the Corporation granted under Maryland law.

--------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS(1)(7)
--------------------------------------------------------------------------------
David P. Bergland(2)(3)(4)(5)(6) age 65, Director
Attorney specializing in business litigation, currently a sole practitioner in Costa Mesa, California. Mr. Bergland is also a writer, lecturer, publisher and Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992.

Hugh A. Butler(2)(4)(5)(6) age 47, Director
Chief Executive Officer and Founder of Computer Consultants Corporation, Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996.

Terry Coxon* age 56, President and Director
Investment adviser and author since 1976; along with Terry Coxon, Inc., a corporation which he wholly owns and for which he serves as President and director, Mr. Coxon is the general partner of the Investment Adviser. Mr. Coxon also has served as President and a director since 1987 of Bullion Security Corporation, the sponsor of United States Gold Trust, an investment trust. Mr. Coxon is the founder of the Fund and has served as its President and as a director since its inception.

Michael J. Cuggino* age 37, Treasurer and Director
A Certified Public Accountant, Mr. Cuggino has served as Treasurer of the Fund since 1993 and as a director of the Fund since 1998. Mr. Cuggino has also served as Treasurer since 1993 of Bullion Security Corporation and from 1993 through 1996 of World Money Securities, Inc., the Fund's former broker-dealer subsidiary. From 1991 through 1992, Mr. Cuggino served as Assistant Treasurer of the Fund, Bullion Security Corporation and World Money Securities, Inc. From 1985 until 1991, Mr. Cuggino was employed by Ernst & Young, the Fund's former independent auditors, in various audit and accounting capacities, including audit manager.

Robert B. Martin, Jr.*(3) age 56, Secretary and Director
Attorney specializing in tax matters, currently a sole practitioner in Pasadena, California. Mr. Martin has served as a director of the Fund since its inception, as legal counsel to the Fund and the Investment Adviser since 1994 and as Secretary of the Fund since 1998.

Mark Tier(2)(3)(4)(6) age 52, Director
Self-employed marketing consultant in Hong Kong for more than the preceding five years. Mr. Tier has served as a director of the Fund since 1986.

----------
* Interested person within the meaning of the Investment Company Act of 1940. Messrs. Coxon and Cuggino are deemed interested persons because of their association with the Investment Adviser. Mr. Martin is deemed an interested person because of his association as legal counsel to the Fund and the Investment Adviser.
(1) The address for each officer and director is 625 Second Street, Suite 102, Petaluma, California 94952.
(2) Independent director, not considered to be an interested person within the meaning of the Investment Company Act of 1940.
(3)  Member, Audit Committee.
(4)  Member, Compensation Committee.
(5)  Member, Legal Affairs Committee.
(6)  Member, Nominating Committee.
(7)  No director of officer has any family relationship with another.

Directors and Officers

     As of May 5, 2000, all officers and directors of the Fund as a group owned less than 1% of the outstanding common stock of the Fund. No officer or director has any family relationship with another See "Organization and Management - Investment Adviser".

     The chart on the preceding page is provided as of May 5, 2000 as to each director and officer of the Fund.

Share Ownership

     As of May 5, 2000, the following persons are known by the Board of Directors to own beneficially or to hold of record 5% or more of the outstanding common stock of any class of the Fund:

--------------------------------------------------------------------------------
                                            Number of Shares       Percent
          Name(1)                           Held of Record        of Class
-------------------------------------------------------------  -----------------
Versatile Bond Portfolio:

  Bercom Nominees c/o                         79,216.627           27.614%
  Bermuda Commercial Bank, Ltd.


Aggressive Growth Portfolio:

  Charles Schwab & Co., Inc.                  25,723.888            9.184%
  c/o Reinvest Account

  Bercom Nominees c/o                         48,503.376           17.317%
  Bermuda Commercial Bank, Ltd.

---------

(1) The address for each holder is c/o 625 Second Street, Suite 102, Petaluma, California 94952. No person is known by the Board of Directors to own beneficially or to hold of record 5% or more of the shares of the Fund as a whole.

Code of Ethics

     The Fund and its Investment Adviser have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act of 1940 which permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

Compensation

     Under the Contract, the Fund has the obligation to pay the salaries, fees and expenses of all of the officers and directors of the Fund. The Fund currently compensates its President at a rate of $72,000 per annum and its Secretary and Treasurer at a rate of $48,000 per annum. Each Director of the Fund receives $6,000 per annum plus $900 and out-of-pocket expenses for each Board of Directors meeting attended.

     On March 9, 1998, the Fund's Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (the "Plan"). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a "Participant"), as defined by the Plan, a disability benefit equal to 50% of the Participant's salary as an officer as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund's Board of Directors at any time prior to each annual renewal. On March 10, 1998, the Fund accrued an estimated liability of $107,808 under the Plan and the Plan was most recently renewed by the Fund's Board of Directors on December 4, 1999.

     The table at the top of the following page sets forth information on compensation paid by the Fund to each officer and director for services in such capacities during the fiscal year ended January 31, 2000.

-------------------------------------------------------------------------------------------------------------------
                                             COMPENSATION TABLE
-------------------------------------------------------------------------------------------------------------------
     (1)                     (2)                (3)                   (4)                        (5)
Name of Person,           Aggregate      Pension or Retirement   Estimated Annual      Total Compensation from
  Position               Compensation     Benefits Accrued as       Benefits               Fund/Fund Complex
                         from Fund       Part of Fund Expenses    upon Retirement    Paid to Directors and Officers
-------------------------------------------------------------------------------------------------------------------
David P. Bergland,
Director                 $ 30,751               $ 0                    $ 0                   $ 30,751

Hugh A. Butler,
Director                   22,200                 0                      0                     22,200

Terry Coxon,
President and Director     86,100                 0                      0                     86,100

Michael J. Cuggino,
Treasurer and Director     62,100                 0                      0                     62,100

Robert B. Martin, Jr.,
Secretary and Director     63,000                 0                      0                     63,000

Mark Tier,
Director                   21,300                 0                      0                     21,300
-------------------------------------------------------------------------------------------------------------------

CONSULTANTS

     As discussed under "Consultants" in the Prospectus, Harry Browne and Douglas Casey serve as consultants to the Fund and the Investment Adviser. Each consulting agreement may be terminated without prior notice by either the Investment Adviser, the Fund or the consultant. Each agreement requires the Investment Adviser, during the term of the agreement and for 90 days after its termination, if any, to transmit to all Fund shareholders any written statement that the consultant may submit regarding the Fund or the Investment Adviser. In payment for his consulting services, the general partners of the Investment Adviser have agreed to assign to Mr. Casey a portion, not to exceed 10%, of their share of the profits earned by World Money Managers in advising the Fund.

DISTRIBUTIONS AND TAXES

     Dividends from net interest and dividend income and net short-term capital gains, if any, generally will be taxable to shareholders as ordinary income. To the extent that such distributions consist of qualifying income from certain domestic sources, they may be subject to the 70% dividends-received deduction for corporate shareholders. The payor of a dividend on stock (as the Fund may be) may be required to withhold 31% of any reportable payments (which may include dividends, capital gains distributions and redemptions) paid to a noncorporate shareholder if that shareholder fails to provide the Fund with a valid taxpayer identification number. Other withholding requirements may apply to certain foreign shareholders.

     Any dividend paid by a Portfolio has the effect of reducing the Portfolio's net asset value. Therefore, a dividend paid shortly after a shareholder's investment in the Portfolio would represent, in substance, a return of capital to the shareholder. Nevertheless, the distribution would be subject to the income taxes discussed here and in the Prospectus.

     Redemption of Fund shares (including redemptions under a Systematic Withdrawal Program) is a taxable event for redeeming shareholders. Any gain or loss realized on a sale or redemption of Fund shares by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held more than one year and otherwise as a short-term capital gain or loss. Any such loss, however, will be treated as a long-term capital loss to the extent of any capital gain distribution received by the shareholder in the year in which the loss is recognized if such shareholder held his shares for less than six months. Also, see "Redemption of Shares by the Fund-Tax Consequences of In-Kind Redemptions."

     The Fund is required by federal law to ask each shareholder to certify on his Shareholder Account Application that the social security or taxpayer identification number provided is correct and that he is not subject to 31% backup withholding for previous underreporting to the IRS. If the application is not so certified, the Fund must withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) made to those shareholders' accounts.

Foreign Taxes

     The Permanent Portfolio expects to earn interest income in Switzerland and possibly to earn interest or dividends in other foreign countries, principally Australia and Canada, which levy withholding taxes on payments made to U.S. corporations. In many cases there are tax treaties between the U.S. and a foreign country which may qualify the Permanent Portfolio for a reduced rate of tax, usually provided that more than 75% of the Permanent Portfolio's shares are owned by individuals who are residents or citizens of the United States.

     The Permanent Portfolio may be subject to withholding taxes on income derived from sources in other countries, but the Fund's management anticipates that the amount of such taxes will not be significant. The Permanent Portfolio does not expect to be able to pass through any foreign tax credits to its U.S. shareholders. The Permanent Portfolio incurred no of foreign income taxes deducted at the source, net of refundable taxes, during its last fiscal year.

COMPUTATION OF NET ASSET VALUES

     The net asset values of Fund shares are computed at the close of business of the New York Stock Exchange (usually 1:00 P.M. Pacific Time) every day that the Exchange is open for trading ("business day"). The Exchange is generally open for trading every Monday through Friday, but is closed for trading on certain customary national business holidays consisting of New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Fund has significant holdings that are principally traded on foreign exchanges which may be open for trading on days other than the Fund's business days, the net asset values of the Fund's shares may be significantly affected on days when investors have no access to the Fund. All awaiting and accepted requests for purchases and redemptions of Fund shares are executed, at a price equal to net asset value per share, immediately following the computation. See "Purchase of Shares from the Fund" and "Redemption of Shares by the Fund."

     Net asset value per share of a Portfolio is computed by adding the current value of all the Portfolio's assets, subtracting the amount of its liabilities (including proper accruals of expense items), dividing the result by the total number of outstanding shares of the Portfolio, and rounding up or down to the nearest cent per share. The current value of Fund assets is determined as follows: assets that are traded on one or more public exchanges (including stock options) will be valued at their most recent price of the day on the exchange on which they are principally traded. If there is no trading in such an asset on a business day, the asset will be valued at the mean between its bid and ask prices. Assets that are traded over-the-counter will be valued at the mean between their bid and ask prices. The Fund will value gold and silver each business day at the closing spot price on the New York Commodity Exchange, a regulated U.S. commodity futures exchange. Deposits of Swiss francs will be valued each business day at the 4 p.m. (Eastern Time) price (converted into U.S. dollars) quoted by Reuters. Swiss government bonds will be valued each business day at the closing price in Zurich, Switzerland, converted into U.S. dollars at the 4 p.m. (Eastern Time) Swiss franc rate quoted by Reuters. Short-term securities will be marked to market daily. Assets for which there is no public market will be valued at the current price of substantially similar assets on the basis of comparable marketability, maturity, quality and type. All other assets (including restricted securities and forward contracts with banks or brokers) will be valued at fair value as determined in good faith by the Board of Directors. Also, the Fund may rely upon bona fide quotations obtained from sources other than those referred to above when doing so would, in the opinion of the Board of Directors, better serve the fair and accurate valuation of the Fund's assets. In the event of an extraordinary occurrence or emergency which would affect the value of Fund assets traded on a foreign exchange, and which the Board of Directors learns of prior to 4:00 p.m. Eastern Time, those assets will be valued at fair value as determined in good faith by the Board of Directors.

     As of January 31, 2000, the net asset value (offering price and redemption price) per share of Common Shares in the Permanent Portfolio was $17.44, which was computed by dividing the Portfolio's net assets, valued as described above, on that date ($56,772,658) by the number of its shares outstanding on that date (3,254,445). As of that date, the net asset value per share of Common Shares in the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio were $67.88, $58.38 and $83.61, respectively, as similarly computed.

PURCHASE OF SHARES FROM THE FUND

     Shares in each Portfolio are offered for sale continuously by the Fund. Investors who purchase such shares directly from the Fund pay no commissions or sales charges. The minimum initial investment in any Portfolio is $1,000. Shareholders may make additional investments at any time in minimum amounts of $100 per Portfolio. All requests for purchases of shares accompanied by payment therefor are effected at a price equal to the net asset value per share, as described under "Computation of Net Asset Values," next computed after receipt of the properly completed request by the Fund's Transfer Agent. Please see "Purchase of Shares from the Fund" in the Prospectus for further information.

     If a shareholder sends money to the Fund without clearly indicating how it is to be invested, the Fund's policy is to treat the money as an investment in the Treasury Bill Portfolio.

     The Fund reserves the right to reject investments in part or in whole.

     Complete and detailed records for each Shareholder Account are maintained by the Transfer Agent. A confirmation is sent to a shareholder at the time of each purchase, redemption or other transaction. Certificates for shares are issued without charge, but only when specifically requested in writing by the investor. Certificates are not issued for fractional interests.

     The Fund has authorized one or more broker-dealers to accept purchase and redemption orders for Fund shares on the Fund's behalf. Such broker-dealers are authorized to designate other intermediaries to accept purchase and redemption orders for Fund shares on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker-dealer or, if applicable, a broker-dealer's authorized designee or intermediary, accepts the order. In such instances an investor's order will be priced at the Fund's net asset value next computed after it is accepted by such an authorized broker-dealer or the broker-dealer's authorized designee.

     Investors who purchase or redeem shares in the Fund through a broker-dealer may be charged a transaction fee by the broker-dealer, who may place such orders by telephone in accordance with the Fund's procedures.

REDEMPTION OF SHARES BY THE FUND

     Shareholders may redeem all or some of their shares in any Portfolio.

     Subject to the limitations noted below, requests for redemption will be accepted for a Portfolio on any business day. The price paid to the redeeming shareholder is the Portfolio's net asset value per share next computed after receipt by the Transfer Agent of the properly completed redemption request.

     Redemption requests must be accompanied by certificates, if issued, and must be sent to the Transfer Agent. Shareholders may be required to use a redemption form provided by the Fund. The Fund may refuse redemption requests not made in the proper manner. Please see "Redemption of Shares by the Fund" in the Prospectus for further information.

     Requests for redemption (whether in writing or by telephone) will be processed by the Transfer Agent at the net asset value next determined after receipt of the request. Because the net asset values per share of the Fund fluctuate (reflecting the market value of assets owned by the Portfolios), the amount a shareholder receives for a redemption may be more or less than the amount of his purchase and may be more or less than the net asset value on the date that a written redemption request is mailed. Any such redemptions are purely voluntary on the part of the shareholder.

Redemption Limitations

     The right to redeem may be limited or suspended by the Fund, or the payment date postponed, as follows:

* for any period during which the New York Stock Exchange is closed or trading thereon is restricted, as determined by the Securities and Exchange Commission;

* for any period during which the Securities and Exchange Commission determines that an emergency makes it impractical to dispose of portfolio securities or to calculate net asset values; or

* during any period for which the Securities and Exchange Commission has by order permitted a suspension for the protection of shareholders.

In-Kind Redemptions

     Subject to the restrictions set forth below, the Fund reserves the right to require redeeming shareholders in the Permanent Portfolio (but not shareholders in any other Portfolio) to accept readily tradable assets from the Permanent Portfolio in complete or partial payment of redemptions in instances where so doing would present an advantage to the Permanent Portfolio in pursuit of its tax planning objectives over a sale or other disposition of the asset. Although the Fund's management believes it is unlikely that the Fund would ever use an asset other than gold or silver bullion or bullion coins for any such in-kind redemption, the assets would be selected by the Fund from the Permanent Portfolio and generally would not reflect Target Percentages. The Fund would not require redeeming shareholders to accept any investment that is not readily saleable.

     Investors should note that an in-kind distribution might result in inconvenience or in financial loss or gain due to price fluctuations. The risk of financial loss would be especially great in the case of an investment subject to high price volatility. Also, shareholders might incur high brokerage costs in liquidating small lots of distributed investments.

     In order to reduce the possibility of inconvenience or loss, the Fund has agreed that it will not exercise its right to make such a required in-kind redemption unless it has arranged, on behalf of the shareholder, a convenient opportunity to accomplish the prompt sale of the assets through a qualified broker or dealer. Further, the Fund will not require a shareholder to accept an asset in an in-kind redemption if the necessary costs of selling the asset (in the form and quantity distributed to the shareholder) exceed 2% of the asset's value at the time of the redemption. In the event that a shareholder elected not to use the broker or dealer provided by the Fund to sell assets distributed to him, the Fund would deliver the assets to the shareholder or, at his request, to his bank.

     The Permanent Portfolio makes portfolio changes on the basis of investment factors at the time and in pursuit of its investment objectives, and in order to adhere to the Target Percentages. See "Objectives and Policies" in the Prospectus. In accordance with these objectives, at the time the decision is made to dispose of assets from the Permanent Portfolio, the Fund will decide whether to sell the assets or to distribute them in satisfaction of redemption requests.

     If the Fund ever elects to dispose of assets through such required in-kind redemptions, it will inform the Transfer Agent of the specific assets to be used and the order in which to use them. The Transfer Agent thereafter would honor all redemption requests, in the order received, by distributing the designated assets. Generally, the Transfer Agent would continue to effect all redemption requests for the Permanent Portfolio with in-kind distributions until the designated assets were exhausted or until the Fund instructed the Transfer Agent otherwise. The Fund might instruct the Transfer Agent otherwise, for example, if the Fund no longer intended to dispose of a designated asset or if a particular redemption request would result in a distribution of assets that, in the estimation of the Fund's management, could not then be sold at a cost of 2% or less of the value of the assets.

     From time to time, the Fund at the request of a redeeming shareholder in any Portfolio, may distribute readily tradable assets to the shareholder in payment of his redemption. To be accepted by the Fund, any such request for an in-kind payment must be made in writing and must be included in the redemption request to which it pertains. The Fund will accept a request for in-kind payment of redemption of shares in a Portfolio only as an alternative to making a sale of the respective asset in a transaction consistent with the Portfolio's investment policies.

In-Kind Redemption Requests

     If the Fund ever elects to make assets available for in-kind payment of redemptions, it will inform the Transfer Agent of the specific assets to be used. The Transfer Agent thereafter would honor all written redemption requests for a particular such asset, in the order received, by distributing the designated asset. The Transfer Agent would continue to effect all redemption requests for a particular asset with in-kind payment until the asset was exhausted or until the Fund instructed the Transfer Agent otherwise. The Fund might instruct the Transfer Agent otherwise, for example, if the Fund no longer intended to dispose of the asset.

     The Fund makes no representation that it will attempt to protect any redeeming shareholder from inconvenience, expense or loss that results from an in-kind redemption requested by the shareholder.

     The Fund has adopted the following operating policies with respect to such in-kind redemptions:

* the Fund shall identify before 4:00 p.m. Eastern time of the day on which such identification is made any readily tradable assets held by a Portfolio that are available for in-kind redemption;

* any shareholder, (except an affiliate as set forth below) may request an in-kind redemption of shares in such Portfolio prior to 4:00 p.m. of such day, and any such request shall become irrevocable at 4:00 p.m. of such day;

* no such request for redemption shall be accepted for any Fund shares held by an affiliated person or other person specified in section 17(a) of the Investment Company Act;

* the Fund will accept a request for an in-kind redemption only as an alternative to the sale of the asset to be distributed in a transaction consistent with the Portfolio's investment policies;

* requested in-kind redemptions shall be limited to assets for which market quotations are readily available; and

* the asset price used to effect the redemption shall be the respective asset price used to calculate the net asset value of the shares being redeemed.

Tax Consequences of In-Kind Redemptions

     Under present federal income tax laws, the tax consequences to an individual (noncorporate) shareholder of an in-kind redemption are similar to the consequences of a redemption for cash. See "Distributions and Taxes" in the Prospectus. The shareholder recognizes a capital gain (or loss) equal to the market value of the assets he receives minus the cost basis of the shares being redeemed. (The Fund would inform a shareholder as to its determination of the market value of any assets distributed to him.) The gain would be recognized by the shareholder in the period when the redeemed assets became constructively available to the shareholder (or the loss would be recognized immediately on the day the redemption is consummated), even though the shareholder did not subsequently sell the assets. The shareholder's cost basis in the assets distributed in kind would equal their market value at the time of the redemption. The federal income tax consequences of an in-kind redemption to a corporate shareholder are complex, and corporations considering investing in the Fund should consult their tax advisers in this regard. Generally, no capital gain or loss would be recognized by a Portfolio upon a distribution of assets through an in-kind redemption.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Fund's portfolio transactions are recommended by the Investment Adviser and placed by the Fund's officers. The objective of the Fund in effecting portfolio transactions is to obtain the best available prices, taking into account services and the costs and promptness of executions. Some of the Fund's purchases and sales of investments will be made directly with dealers and market-makers, usually without brokerage commissions. In other cases the Fund will use a broker-dealer and will pay commissions. In many foreign countries, commission rates are fixed by governmental or exchange regulation or by industry agreement, and may be higher or lower than those charged on comparable transactions in the United States. There currently is no agreement or commitment to place orders with any dealer, market-maker or broker-dealer. The Fund in the past had directed certain portfolio transactions to World Money Securities, Inc. ("WMS"), its wholly owned broker-dealer subsidiary. In 1996, the Fund liquidated and dissolved WMS and has no current intention of having a broker-dealer subsidiary in the future. Please see the chart below for information on commissions paid by the Portfolios.

--------------------------------------------------------------------------------
                        PORTFOLIO COMMISSIONS & TURNOVER
--------------------------------------------------------------------------------

     Each Portfolio paid the following commissions and had the following portfolio turnover rates during the last three fiscal years:

                                  ----------------------------------------------
                                           Fiscal Year Ended January 31
                                  ----------------------------------------------
                                       2000            1999            1998
                                  --------------   ------------   --------------

Total commissions paid
   Permanent Portfolio............    $ 12,369       $ 21,592       $ 10,997
   Treasury Bill Portfolio........           0              0              0
   Versatile Bond Portfolio.......           0              0              0
   Aggressive Growth Portfolio....      10,368          8,978            460

Portfolio turnover rate
   Permanent Portfolio ...........      23.75%         14.05%          7.66%
   Treasury Bill Portfolio........         N/A            N/A            N/A
   Versatile Bond Portfolio.......      59.52%         68.21%         55.53%
   Aggressive Growth Portfolio....       9.38%          2.73%          2.15%

     Neither the Fund's Board of Directors, its officers nor the Investment Adviser intends to request research, statistical, securities pricing or other related services from any broker-dealer beyond what the broker-dealer provides to its customers generally, nor will the Fund's Board of Directors, its officers or the Investment Adviser pay any broker additional commissions on portfolio transactions as an inducement to sell Fund shares. Nevertheless, the Fund's officers may, in circumstances in which two or more broker-dealers are in a position to offer comparable prices and execution, give preference to those which have provided research, statistical and related services to the Fund or the Investment Adviser for the benefit of the Fund. The Investment Adviser believes that while research and related services may be useful in varying degrees, they are of indeterminable value and may or may not reduce the expenses of the Investment Adviser.

     The Fund's Board of Directors does not consider that it has an obligation to obtain the lowest available commission rate with respect to portfolio transactions to the exclusion of price, service and qualitative considerations. Nevertheless, the officers of the Fund and the general partners of the Investment Adviser are authorized to negotiate payment only for brokerage services rendered and not for research, statistical or other services. The Fund's Board of Directors does not authorize the payment of commissions to brokers in recognition of their having provided such services, in excess of commissions other qualified brokers would have charged for handling comparable transactions.

TRANSFER AND DIVIDEND-DISBURSING AGENT

     The Fund's transfer and dividend disbursing-agent is Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208 (the "Transfer Agent"), telephone number (800) 341-8900 (from outside Massachusetts) or
(617) 557-8000.

     The Transfer Agent maintains the records of each Shareholder Account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and disbursing agent, and performs other related shareholder service functions. See "Redemption of Shares By the Fund-In-Kind Redemptions."

     The Investment  Adviser pays all customary fees and charges of the Transfer
Agent  incurred  by  the  Fund  (See  "Management-Investment   Adviser"  in  the
Prospectus).

CUSTODIAN

     The Fund's custodian is State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 (the "Custodian").

     The Custodian receives and deposits cash, holds all securities and other evidences of investments of the Fund, receives and delivers securities and other investments bought or sold by the Fund, and receives and collects income from the Fund's investments. From time to time, but only upon direction of the Fund's management, some of the Fund's assets may be held in the London, Zurich or other foreign offices of the Custodian's sub-custodians or foreign custodians which are qualified to act as such under the Investment Company Act of 1940, in accordance with Rule 17f-5 thereunder.

     The custodial agreement between the Fund and the Custodian requires the Custodian to hold the Fund's assets in strict segregation; the custodial agreement prohibits commingling of the Fund's assets with assets owned by the Custodian, and it requires the Custodian to receive and maintain the Fund's assets in a form and condition that would make them readily identifiable as customer property in an audit or in the event that the Fund appoints a successor custodian.

     In executing portfolio transactions, the Custodian acts as an agent for the Fund but has no part in the management or investment decisions of the Fund or in the Fund's general administration. The Custodian does not provide trusteeship protection or protection for investors against possible depreciation of assets.

     The Investment Adviser pays all customary fees and charges of the Custodian incurred by the Fund (See "Management-Investment Adviser" in the Prospectus).

GENERAL INFORMATION

Capitalization

     The Fund's present authorized capitalization is 500,000,000 shares, $.001 par value per share, divided into two classes consisting of 150,000,000 shares of preferred stock and 350,000,000 shares of common stock. The Fund is currently authorized and has registered to issue an indefinite number of shares of its common stock in the following series: 100,000,000 shares in the Permanent Portfolio; 100,000,000 shares in the Treasury Bill Portfolio; 10,000,000 in the Versatile Bond Portfolio; and 25,000,000 shares in the Aggressive Growth Portfolio. The Fund has not registered the sale of any of its preferred stock and has no plan to do so. Upon issuance and sale, shares of the Fund are fully paid and nonassessable, have no preemptive rights and are freely transferable. Shareholders may require redemption of their shares. See "Redemption of Shares By the Fund."

     Holders of shares in each Portfolio are entitled to vote separately on any change in the Fund's investment policy, as provided in Section 13(a) of the Investment Company Act and on all matters on which the Investment Company Act, other applicable law or the Articles of Incorporation of the Fund require a vote by Portfolios. Otherwise, all Fund shareholders have equal voting rights, vote as a single class and are entitled to one vote per share.

     The Fund will hold an annual meeting of its shareholders in any year in which an annual meeting is required under Maryland law and the charter and bylaws of the Fund. Maryland law and the Fund's bylaws provide that the Fund is not required to hold an annual meeting in any year in which the election of directors is not required to be acted upon under the Investment Company Act of 1940. In any year in which the election of directors is not presented to its shareholders, the Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of any director if requested in writing so to do by the record holders of not less than 10% of its outstanding shares and assist with shareholder communications as required.

     The Fund has no other securities outstanding. However, from time to time the Board of Directors may authorize the Fund to issue additional shares of common or preferred stock, in series, with such rights and preferences as will be determined by the Board of Directors in authorizing any such shares. Any offering or sale by the Fund of shares of additional series or classes to the public would be subject to effective registration of the shares as necessary under federal and state securities laws.

Income Equalization Accounting

     The Fund follows an accounting practice known variously as "equalization" or "income equalization." When a share in a Portfolio is purchased by an investor, the Portfolio's undistributed income account is increased by an amount equal to the Portfolio's undistributed income per share immediately before the purchase. When a share is redeemed, the Portfolio's undistributed income account is decreased by an amount equal to the Portfolio's undistributed income per share immediately before the redemption. The effect of income equalization accounting, and the Fund's purpose for using it, is to prevent purchases and redemptions from influencing a Portfolio's undistributed net income per share.

Calculations of Performance Data

     From time to time the Fund in accordance with applicable regulations may advertise performance data or reprint material from the Fund's consultants or other investment authors which contain performance data or represent that consultant's or author's views on such matters as portfolio strategy, basic trends in domestic and international finance and on the criteria for evaluating and holding investments. In addition, fund performance may be compared to statistical information and well-known indices of market performance, such as those included in Appendices A and B as described below. Please see "Consultants" in the Prospectus for additional information regarding the Fund's consultants and material authored by them.

     Dollar Assets. Attached to this SAI as Appendix A are two tables that show the historical performance of various types of dollar assets from December 1981 to January 2000. The dollar assets and their respective sources of data are the following: 30-year U.S. Treasury bonds ("T-Bonds"), coupon-equivalent yield reported by Bank of America; 20-year U.S. Government Agency bonds through January 1995 and 30-Year U.S. Government Agency bonds through January 1999 ("Agency Bonds"), coupon-equivalent yield reported by Bank of America;
short-term, high-grade corporate bonds ("STHG Bonds"), average of coupon-equivalent yields for corporate bonds with maturities of one to two years and rated "A" or higher by Standard & Poor's included in the Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index; 91-day U.S. Treasury bills ("T-Bills"), bank discount rate thereon reported by the Federal Reserve System; 3-month banker's acceptances ("Acceptances"), bank discount rate thereon reported by Bank of America; 3-month bank certificates of deposit ("CDs"), bank discount rate thereon reported by Bank of America; overnight repurchase agreements for U.S. Government securities ("Repos"), bank discount rate thereon reported by Bank of America.

     Table 1 shows, as of the last business day of each month in the period, for T-Bonds, Agency Bonds and STHG Bonds, the respective instrument's coupon-equivalent yield and annual yield and the current market price of an instrument whose market price was 100 at the end of the preceding month ("Old Bond Price"). Table 2 shows, as of the last business day of each month in the period, the bank discount rate, the annual yield and the market price for T-Bills, Acceptances and CDs and the bank discount rate and annual yield for Repos. All calculations of annual yields assume reinvestment of all interest. For STHG Bonds, the calculation of Old Bond Price assumes a term to maturity of 18 months.

     Stocks. Attached to this SAI as Appendix B is a table that shows the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index daily from January 2, 1990 through January 31, 2000.

     The results shown below do not represent or guarantee the gain or loss to be realized from an investment in the Fund. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     The following tables show the average annual total return for the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio, assuming hypothetical initial investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee, and complete redemption of the investment at the end of the respective periods. Such calculations were made according to the following formula: P(1+T)n = ERV, where P = a hypothetical initial investment in shares of $1,000, T = average annual total return, n = number of years and ERV = ending redeemable value at the end of the respective period of a hypothetical $1,000 investment in shares made at the beginning of the respective period.

--------------------------------------------------------------------------------
Permanent Portfolio
--------------------------------------------------------------------------------
 1 year ended January 31, 2000                (1.16)%
 5 years ended January 31, 2000                 4.90%
10 years ended January 31, 2000                 4.42%
15 years ended January 31, 2000                 5.46%
17 years 62 days ended January 31, 2000         4.52%
--------------------------------------------------------------------------------
Treasury Bill Portfolio
--------------------------------------------------------------------------------
 1 year ended January 31, 2000                  3.65%
 5 years ended January 31, 2000                 4.15%
10 years ended January 31, 2000                 4.10%
12 years 250 days ended January 31, 2000        4.59%
--------------------------------------------------------------------------------
Versatile Bond Portfolio
--------------------------------------------------------------------------------
 1 year ended January 31, 2000                  3.13%
 5 years ended January 31, 2000                 4.92%
 8 years 127 days ended January 31, 2000        4.52%
--------------------------------------------------------------------------------
Aggressive Growth Portfolio
--------------------------------------------------------------------------------
 1 year ended January 31, 2000                 20.89%
 5 years ended January 31, 2000                23.83%
10 years ended January 31, 2000                16.94%
10 years 29 days ended January 31, 2000        16.79%

     The yield and effective yield for the Treasury Bill Portfolio for the seven-day period ended January 31, 2000, was 3.07% and 3.12%, respectively, assuming a hypothetical preexisting account having a balance of one share at the beginning of the period, reinvestment of all dividends and distributions during the period, deduction of the $1.50 monthly account maintenance fees in proportion to the length of the base period and relative to the size of the account but not deduction of the $35 one-time account start-up fee, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. For yield, that return is annualized; for effective yield, that return is annualized and compounded.

     The yield on the Versatile Bond Portfolio will be based on a 30-day (or one month) period and will be computed by dividing the net investment income (i.e., dividends and interest earned during the period less expenses accrued for the period, net of reimbursements) per share earned during the period by the net asset value per share on the last day of the period, using the average number of shares outstanding during the period, deducting the $1.50 monthly account maintenance fees in proportion to the length of the base period and relative to the size of the account but not deducting the $35 one-time account start-up fee, and then annualizing the result. The yield on the Versatile Bond Portfolio as so computed for the 30 days ended January 31, 2000 was 4.47%.

After-Tax Returns

     The foregoing calculations of return and yield are made in conformity with federal securities rules of uniform application to investment companies regarding the calculation of performance data. Such rules do not take into effect potential federal income tax effects, and as a consequence, the returns and yield set forth do not represent after-tax returns.

     For investors subject to federal income tax, the Fund's tax planning policies described in the Prospectus under "Distributions and Taxes" may increase an investor's after-tax return. Such policies operate generally to defer and not eliminate the payment of federal income tax.

     For example, a direct investment in a fixed-dollar instrument yielding currently taxable interest or dividends will result in an investor paying current tax on the entire amount of such interest or dividends without regard to the amount withdrawn in a given year. By contrast, the Fund's tax planning policies allow a portion of the Fund's return to be added to the redemption value of its shares which additions are taxable to a shareholder only at the time he redeems his shares. If an investor redeems only a portion of his shares, the tax deferral continues for the rest.

     The successful implementation of such deferral policies can have the effect of deferring an investor's current exposure to tax under a Systematic Withdrawal Program. For example, an investor who adopts a strategy of withdrawing each year an amount equal to all of the earnings on his investment in the Fund will be taxed only on that portion of the withdrawal representing deferred gain, and the rest will come as a tax-free return of capital, thus giving the investor more spendable after-tax cash. Similar benefits can be achieved year after year. Investors should note, however, that these benefits are achieved by deferring, not eliminating, the payment of taxes. Thus, the overall benefit may be small if the investor holds all of his shares for only a few years. When he redeems shares, the deferral comes to an end and the deferred gains on those shares become taxable.

     The advantage increases if the investor lets his gains accumulate. The share value can grow year by year, compounding free of current tax until the day the investor chooses to redeem. Letting gains accumulate also gives the investor greater flexibility in his personal tax planning. If the investor is in a low tax bracket in a later year he can redeem his appreciated shares in the Fund to take advantage of the lower tax bracket.

     If the investor uses the Fund as an estate planning tool, the accumulated gains may never be subject to income tax. Generally, when an investment passes to the investor's heirs on his death, all potential liability for tax on capital gains is left behind. His heirs get a stepped-up basis and can sell the investment without paying tax on the appreciation accumulated during the investor's lifetime.

     Of course, while the tax-planning advantages of an investment in the Fund may be substantial, in practice, investment yields fluctuate, and it cannot be known in advance what portion of its income a Portfolio will add to share value each year (it is unlikely to add all of it) and what portion the Portfolio will pay out in ordinary dividends. Also, other investments may earn higher before-tax returns by accepting risks that the Fund avoids.

FINANCIAL STATEMENTS

     The financial statements of the Fund as of and for the year ended January 31, 2000 are incorporated by reference. Such financial statements have been audited by Tait, Weller & Baker, independent auditors, as set forth in their report thereon included therein, and are incorporated by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The report of Tait, Weller & Baker, dated February 25, 2000, on the aforementioned financial statements and financial highlights contains an explanatory paragraph that states that the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund's Investment Adviser and one (formerly two) of the Fund's directors and officers.

     For all periods ending prior to February 1, 1999, the statements of changes in net assets, financial highlights and capital stock transactions included in
Note 7 of the financial statements were audited by KPMG LLP, independent auditors, as set forth in their report thereon included therein and are indicated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The report of KPMG LLP, dated March 12, 1999, contained an explanatory paragraph that states that the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund's investment adviser and two of the Fund's directors and officers.

     The Fund will furnish, without charge, a copy of the Fund's Annual Report to Shareholders for the year ended January 31, 2000, on request to the Investor's Information Office listed on the front cover.







No person is authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus in connection with the matters described herein and therein. If given or made, such information or representation must not be relied upon as having been authorized.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                                 ANNUAL REPORT






                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Permanent Portfolio Family of Funds, Inc. (comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), as of January 31, 2000, and the related statements of operations and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For all periods ending prior to February 1, 1999, the statements of changes in net assets, financial highlights and capital stock transactions included in Note 7 were audited by other auditors whose report dated March 12, 1999, expressed an unqualified opinion on this information and whose report contained an explanatory paragraph that stated that the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund's investment adviser and two of the Fund's directors and officers.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of January 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 2000, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with generally accepted accounting principles.

As discussed in Note 8 to the financial statements, the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund's investment adviser and one (formerly two) of the Fund's directors and officers.
                                                            Tait, Weller & Baker

Philadelphia, Pennsylvania
February 25, 2000

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                January 31, 2000




                             ASSETS AND LIABILITIES


ASSETS
Investments  at  market  value  (Notes 1, 2, 5 & 6):
  Investments  other  than securities:
     Gold assets  ..............................................................
     Silver assets  ............................................................


  Swiss franc bonds  ...........................................................
  Stocks of United States and foreign real estate and natural resource companies
  Aggressive growth stock investments  .........................................
  Corporate bonds  .............................................................
  United States Treasury securities  ...........................................

     Total  investments (identified  cost $56,266,373;  $80,057,149; $17,895,873 and $9,125,226, respectively)

Cash  ..........................................................................
Accounts receivable for shares of the portfolio sold  ..........................
Accrued interest, dividends and foreign taxes receivable  ......................


     Total assets


LIABILITIES
Bank overdraft  ................................................................
Accounts payable for shares of the portfolio redeemed  .........................
Accounts payable for investments purchased .....................................
Accrued investment advisory fee  ...............................................
Accrued directors' and officers' fees and expenses  ............................
Accrued excise tax  ............................................................

     Total liabilities

     Net assets applicable to outstanding shares

                                   NET ASSETS
Capital stock - par value $.001 per share:
  Authorized - 100,000,000; 100,000,000; 10,000,000 and 25,000,000 shares, respectively
  Outstanding - 3,254,445; 1,194,155; 309,429 and 286,295 shares, respectively  .............................................................

Paid-in capital  ...............................................................


Undistributed net investment income (loss) (Note 1)  ...........................
Accumulated net realized gain (loss) on investments  ...........................
Accumulated net realized loss on foreign currency transactions..................
Net unrealized appreciation (depreciation) of investments ......................
Net unrealized depreciation on translation of assets and liabilities in foreign currencies  ..................................................................

     Net assets applicable to outstanding shares

     Net asset value per share



                             See accompanying notes.



       Permanent Portfolio     Treasury Bill Portfolio     Versatile Bond Portfolio     Aggressive Growth Portfolio
       -------------------     -----------------------     ------------------------     ---------------------------


          $ 11,473,875              $          -                $           -                  $          -
             3,058,788                         -                            -                             -
          ------------              ------------                -------------                  ------------
            14,532,663                         -                            -                             -
             5,343,551                         -                            -                             -
             8,584,126                         -                            -                             -
             9,106,930                         -                            -                    24,019,386
             2,614,380                         -                   16,510,460                             -
            16,691,048                80,028,000                    1,234,911                        49,985
          ------------              ------------                -------------                  ------------

            56,872,698                80,028,000                   17,745,371                    24,069,371

               636,801                         -                       21,233                        18,064
                 2,496                   131,324                            -                        64,000
               473,696                 1,372,324                      331,800                         5,390
          ------------              ------------                -------------                  ------------

            57,985,691                81,531,648                   18,098,404                    24,156,825



                     -                   257,880                            -                             -
               100,265                    25,582                          105                       108,256
             1,003,573                         -                            -                             -
                53,419                    42,588                       11,298                        20,420
                31,413                    39,925                        7,905                         8,644
                24,363                   106,308                       14,487                        82,000
          ------------              ------------                -------------                  ------------
             1,213,033                   472,283                       33,795                       219,320
          ------------              ------------                -------------                  ------------
          $ 56,772,658              $ 81,059,365                $  18,064,609                  $ 23,937,505
          ============              ============                =============                  ============





          $      3,254              $      1,194                $         309                  $        286

            47,611,097                81,253,103                   17,781,905                     7,101,164
          ------------              ------------                -------------                  ------------
            47,614,351                81,254,297                   17,782,214                     7,101,450
             7,437,661                     6,209                      615,981                      (200,014)
             1,422,779                  (171,992)                    (183,084)                    2,091,924
              (268,067)                        -                            -                             -
               606,325                   (29,149)                    (150,502)                   14,944,145

               (40,391)                        -                            -                             -
          ------------              ------------                -------------                  ------------
          $ 56,772,658              $ 81,059,365                $  18,064,609                  $ 23,937,505
          ============              ============                =============                  ============
             $17.44                    $67.88                       $58.38                        $83.61
             ======                    ======                       ======                        ======

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                           Year ended January 31, 2000






Investment income (Note 1):
  Interest  ....................................................................
  Dividends  ...................................................................


Expenses (Notes 3 & 8):
  Investment advisory fee  .....................................................
  Directors' fees and expenses  ................................................
  Officers' salary expense  ....................................................
  Excise tax  ..................................................................
  Regulatory expense  ..........................................................

  Total expenses
  Less waiver of investment advisory fee  ......................................

    Net expenses


Net investment income (loss)

Realized and unrealized gain (loss)on investments and foreign currency
  (Notes 1, 2, 5 & 6):
Net realized gain (loss) on:
  Investments in unaffiliated issuers...........................................
  Investments other than securities.............................................
  Foreign currency transactions.................................................



Change in unrealized appreciation (depreciation) of:
  Investments  .................................................................
  Translation of assets and liabilities in foreign currencies  .................


Net realized and unrealized gain (loss) on investments
  and foreign currency
Net increase (decrease) in net assets resulting from operations













                             See accompanying notes.






      Permanent Portfolio      Treasury Bill Portfolio     Versatile Bond Portfolio      Aggressive Growth Portfolio
      -------------------      -----------------------     ------------------------      ---------------------------
          $  1,875,377              $  4,143,429                $   1,059,670                  $     13,111
               494,741                         -                            -                       147,084
          ------------              ------------                -------------                  ------------
             2,370,118                 4,143,429                    1,059,670                       160,195

               687,246                   986,608                      226,329                       251,511
                64,215                    92,398                       21,030                        26,732
                58,043                    83,498                       19,007                        21,421
                24,363                   106,308                       14,487                        82,000
                69,042                    64,335                        1,627                         7,910
          ------------              ------------                -------------                  ------------
               902,909                 1,333,147                      282,480                       389,574
                     -                   436,923                       75,751                             -
          ------------              ------------                -------------                  ------------
               902,909                   896,224                      206,729                       389,574
          ------------              ------------                -------------                  ------------

             1,467,209                 3,247,205                      852,941                      (229,379)
          ------------              ------------                -------------                  ------------



             3,074,982                    (3,573)                     (43,072)                    2,116,581
            (1,614,304)                        -                            -                             -
              (268,067)                        -                            -                             -
          ------------              ------------                -------------                  ------------
             1,192,611                    (3,573)                     (43,072)                    2,116,581


            (3,335,857)                  (34,067)                    (184,947)                    2,385,745
               (37,472)                        -                            -                             -
          ------------              ------------                -------------                  ------------


            (2,180,718)                  (37,640)                    (228,019)                    4,502,326
          ------------              ------------                -------------                  ------------
          $   (713,509)             $  3,209,565                $     624,922                  $  4,272,947
          ============              ============                =============                  ============

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS






                                                                                              Permanent Portfolio
                                                                                     -----------------------------------
                                                                                        Year ended         Year ended
                                                                                     January 31, 2000   January 31, 1999
                                                                                     ----------------   ----------------
Operations:
  Net investment income (loss)  ..............................................         $  1,467,209       $  1,709,831
  Net realized gain (loss) on investments  ...................................            1,460,678          2,418,508
  Net realized loss on foreign currency transactions  ........................             (268,067)          (162,612)
  Change in unrealized appreciation (depreciation) of investments ............           (3,335,857)        (2,399,261)
  Change in unrealized appreciation (depreciation) on translation of
     assets and liabilities in foreign currencies  ...........................              (37,472)            33,472
                                                                                       ------------       ------------
Net increase (decease) in net assets resulting from operations                             (713,509)         1,599,938

Equalization on shares issued and redeemed:  .................................             (732,742)          (313,988)

Distributions to shareholders from:
  Net investment income  .....................................................             (924,178)          (691,911)
  Net realized gain on investments  ..........................................           (2,454,747)        (2,212,316)

Capital stock transactions exclusive of amounts allocated to undistributed
  net investment income (Note 7):  ...........................................           (5,256,951)        (2,625,499)
                                                                                       ------------       ------------
Net increase (decrease) in net assets                                                   (10,082,127)        (4,243,776)

Net assets at beginning of year                                                          66,854,785         71,098,561
                                                                                       ------------       ------------

Net assets at end of year (including undistributed net investment income
  (loss) of $7,437,661 and $7,414,839; $6,209 and $(120,246); $615,981
  and $1,372,050; $(200,014) and $(202,864), respectively)                             $ 56,772,658       $ 66,854,785
                                                                                       ============       ============
























                             See accompanying notes.

       Treasury Bill Portfolio                Versatile Bond Portfolio                Aggressive Growth Portfolio
----------------------------------      -----------------------------------      -------------------------------------
   Year ended        Year ended            Year ended         Year ended            Year ended           Year ended
January 31, 2000  January 31, 1999      January 31, 2000   January 31, 1999      January 31, 2000     January 31, 1999
----------------  ----------------      ----------------   ----------------      ----------------     ----------------

  $  3,247,205      $  3,746,712          $    852,941       $  1,023,748          $   (229,379)        $   (132,689)
        (3,573)           (7,146)              (43,072)             3,227             2,116,581               68,336
             -                 -                     -                  -                     -                    -
       (34,067)           (6,913)             (184,947)           (63,398)            2,385,745            4,132,624

             -                 -                     -                  -                     -                    -
  ------------      ------------          ------------       ------------          ------------         ------------
     3,209,565         3,732,653               624,922            963,577             4,272,947            4,068,271

      (455,251)         (329,728)             (702,166)          (224,680)                    -                    -


    (2,832,534)       (2,854,801)             (481,767)          (616,185)                    -                    -
             -                 -                     -                  -                     -                    -


   (11,957,645)       (1,652,736)           (5,753,747)           899,737            (2,099,687)          (2,259,519)
  ------------      ------------          ------------       ------------          ------------         ------------
   (12,035,865)       (1,104,612)           (6,312,758)         1,022,449             2,173,260            1,808,752

    93,095,230        94,199,842            24,377,367         23,354,918            21,764,245           19,955,493
  ------------      ------------          ------------       ------------          ------------         ------------



  $ 81,059,365      $ 93,095,230          $ 18,064,609       $ 24,377,367          $ 23,937,505         $ 21,764,245
  ============      ============          ============       ============          ============         ============


                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000




     Quantity                                                                                          Market Value
-----------------                                                                                      ------------

                     GOLD ASSETS - 20.21% of Total Net Assets
  11,613 Troy Oz.     Gold bullion (a)  .........................................................      $  3,288,710

  27,883 Coins        One-ounce gold coins (a) ..................................................         8,137,654

   4,297 Units        United States Gold Trust (a)(b) ...........................................            47,511
                                                                                                       ------------

                        Total Gold Assets (Cost $14,043,295)                                           $ 11,473,875
                                                                                                       ------------
                     SILVER ASSETS - 5.39% of Total Net Assets
 321,246 Troy Oz.     Silver bullion (a) ........................................................      $  1,697,783

     379 Bags         Silver coins (a) ..........................................................         1,361,005
                                                                                                       ------------

                        Total Silver Assets (Cost $2,994,572)                                          $  3,058,788
                                                                                                       ------------

Principal Amount     SWISS FRANC ASSETS - 9.41% of Total Net Assets
----------------
 CHF 3,900,000        6.500% Swiss Confederation bonds, 04-10-04 ................................      $  2,671,184
 CHF 4,000,000        5.500% Swiss Confederation bonds, 01-06-05 ................................         2,672,367
                                                                                                       ------------

                        Total Swiss Franc Assets (Cost $5,830,906)                                     $  5,343,551
                                                                                                       ------------

       Number        STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
      Of Shares      RESOURCE COMPANIES - 15.12% of Total Net Assets
      ---------
                     NATURAL RESOURCES - 6.89% of Total Net Assets
        20,000        Broken Hill Proprietary, Ltd. (c) .........................................      $    473,750
        12,000        Burlington Resources, Inc. ................................................           384,750
        30,000        Forest Oil Corporation (a) ................................................           300,000
        25,000        Inco, Ltd.(a)..............................................................           475,000
         8,000        Phelps Dodge Corporation ..................................................           465,000
        25,000        Pogo Producing Company ....................................................           564,063
        50,000        Santa Fe Energy Resources, Inc. (a)  ......................................           365,625
         8,000        Texaco, Inc. ..............................................................           423,000
         8,000        Weyerhaeuser Company  .....................................................           459,000
                                                                                                       ------------
                                                                                                       $  3,910,188













                          Continued on following page.


                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000



  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    REAL ESTATE - 8.23% of Total Net Assets
  22,000             Archstone Communities Trust ................................................       $   441,375
  20,000             BRE Properties, Inc. Class A ...............................................           440,000
  31,000             Burnham Pacific Properties, Inc. ...........................................           279,000
  20,000             Federal Realty Investment Trust ............................................           398,750
  35,000             IRT Property Company .......................................................           288,750
  18,000             MGI Properties .............................................................            92,250
  21,000             New Plan Excel Realty Trust, Inc............................................           343,875
  22,000             Pennsylvania Real Estate Investment Trust ..................................           374,000
  11,000             Texas Pacific Land Trust ...................................................           448,938
  40,000             United Dominion Realty Trust, Inc. .........................................           385,000
  29,000             Urstadt Biddle Properties, Inc..............................................           203,000
  29,000             Urstadt Biddle Properties, Inc. Class A.....................................           210,250
  30,000             Washington Real Estate Investment Trust ....................................           465,000
  30,000             Western Investment Real Estate Trust .......................................           303,750
                                                                                                        -----------
                                                                                                        $ 4,673,938
                                                                                                        -----------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (Cost $6,044,755)                                             $ 8,584,126
                                                                                                        -----------

                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 16.04% of Total Net Assets


                     CHEMICALS - .67% of Total Net Assets
   7,000              Air Products & Chemicals, Inc.  ...........................................       $   207,375
  10,000              Wellman, Inc. .............................................................           173,750
                                                                                                        -----------
                                                                                                        $   381,125
                     COMPUTER SOFTWARE - 3.78% of Total Net Assets
   6,000              Autodesk, Inc. ............................................................       $   183,375
       1              Symantec Corporation warrant (a)(d) .......................................         1,962,342
                                                                                                        -----------
                                                                                                        $ 2,145,717
                     CONSTRUCTION - .18% of Total Net Assets
   9,000              Johns Manville Corporation ................................................       $   100,688
                                                                                                        -----------
                                                                                                        $   100,688














                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000



  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                     DATA PROCESSING - .73% of Total Net Assets
   2,000              Hewlett-Packard Company ...................................................       $   216,500
   5,000              Seagate Technology, Inc. (a) ..............................................           200,313
                                                                                                        -----------
                                                                                                        $   416,813
                     ELECTRICAL AND ELECTRONICS - .81% of Total Net Assets
   2,000              Intel Corporation  ........................................................       $   197,875
   5,000              National Semiconductor Corporation (a) ....................................           262,500
                                                                                                        -----------
                                                                                                        $   460,375
                     ENTERTAINMENT AND LEISURE - 1.62% of Total Net Assets
   6,000              Disney (Walt) Company  ....................................................       $   217,875
   3,000              Harcourt General, Inc.  ...................................................           120,000
  10,000              Harrah's Entertainment, Inc. (a)  .........................................           199,375
  20,000              Hilton Hotels Corporation (a) .............................................           168,750
   5,000              Tribune Company  ..........................................................           210,938
                                                                                                        -----------
                                                                                                        $   916,938
                     FINANCIAL SERVICES - 2.52% of Total Net Assets
   6,000              Bank of New York, Inc. ....................................................       $   243,750
  14,386              Bank of Petaluma ... ......................................................           359,650
   5,000              Bear Stearns Companies, Inc.  .............................................           206,250
   3,000              Morgan Stanley Dean Witter & Company  .....................................           198,750
   5,000              Schwab (Charles) Corporation  .............................................           180,313
   3,000              State Street Corporation  .................................................           240,563
                                                                                                        -----------
                                                                                                        $ 1,429,276
                     MANUFACTURING - 2.33% of Total Net Assets
   3,000              Harley-Davidson, Inc. .....................................................       $   210,563
   4,000              Illinois Tool Works, Inc.  ................................................           234,000
  15,000              Mattel, Inc.  .............................................................           156,563
   2,000              NACCO Industries, Inc. Class A  ...........................................           101,500
   8,000              NACCO Industries, Inc. Class B  ...........................................           406,000
   5,000              Parker-Hannifin Corporation  ..............................................           216,250
                                                                                                        -----------
                                                                                                        $ 1,324,876









                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000



   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    OIL AND OILFIELD SERVICES - .72% of Total Net Assets
   40,000            Frontier Oil Corporation (a)  ..............................................       $   305,000
   30,000            Parker Drilling Company (a)  ...............................................           105,000
                                                                                                        -----------
                                                                                                        $   410,000

                    PHARMACEUTICALS - 1.05% of Total Net Assets
    6,000            Abbott Laboratories  .......................................................       $   195,750
    2,000            Biogen, Inc. (a)  ..........................................................           172,500
    4,000            Genzyme Corporation (General Division) (a)  ................................           208,000
      756            Genzyme Corporation Molecular Oncology (a) .................................             5,578
      716            Genzyme Corporation Surgical Products (a) ..................................             7,250
    1,245            Genzyme Corporation Tissue Repair (a)  .....................................             4,980
                                                                                                        -----------
                                                                                                        $   594,058
                    RETAIL - .62% of Total Net Assets
    4,000            Costco Wholesale Corporation (a)  ..........................................       $   195,750
   15,000            Toys "R" Us, Inc. (a) ......................................................           154,688
                                                                                                        -----------
                                                                                                        $   350,438
                    TRANSPORTATION - .55% of Total Net Assets
    3,000            Kansas City Southern Industries, Inc.  .....................................       $   207,563
    5,000            M. S. Carriers, Inc. (a) ...................................................           107,500
                                                                                                        -----------
                                                                                                        $   315,063
                    MISCELLANEOUS - .46% of Total Net Assets
    5,000            Lockheed Martin Corporation  ...............................................       $    93,750
    3,000            Temple-Inland, Inc.  .......................................................           167,813
                                                                                                        -----------
                                                                                                        $   261,563
                                                                                                        -----------

                       Total Aggressive Growth Stock Investments (Cost $2,867,076)                      $ 9,106,930
                                                                                                        -----------











                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000




Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    DOLLAR ASSETS - 34.01% of Total Net Assets

                    CORPORATE BONDS - 4.61% of Total Assets
$   200,000          7.700% American Home Products Corporation, 02-15-00 ........................      $    200,214
    200,000          5.750% Aluminum Company of America, Inc., 02-01-01 .........................           197,638
    200,000          5.650% Ameritech Capital Funding Corporation, 01-15-01 .....................           197,664
    200,000          8.875% Capital Cities / ABC, Inc., 12-15-00 ................................           203,036
    200,000          6.250% Dresser Industries, Inc., 06-01-00 ..................................           199,968
    200,000          9.375% GTE Corporation, 12-01-00 ...........................................           203,532
    200,000          5.850% Gannett Company, Inc., 05-01-00 .....................................           199,848
    200,000          8.375% General Electric Capital Corporation, 03-01-01 ......................           202,874
    200,000          6.375% International Business Machines Corporation, 06-15-00 ...............           200,110
    200,000          9.875% May Department Stores Company, 06-15-00 .............................           202,442
    200,000          8.250% McDonnell Douglas Corporation, 07-01-00 .............................           201,396
    200,000          8.375% Mobil Corporation, 02-12-01 .........................................           202,656
    200,000          8.750% Pacific Gas & Electric Company, 01-01-01 ............................           203,002
                                                                                                       ------------
                                                                                                       $  2,614,380
                                                                                                       ------------

                     UNITED STATES TREASURY SECURITIES - 29.40% of Total Net Assets
 41,000,000           United States Treasury bond strips (Principal only) 6.727%, 05-15-18(e) ...      $ 12,226,610
    800,000           United States Treasury bonds 6.250%, 08-15-23  ............................           763,504
  1,000,000           United States Treasury notes 6.375%, 01-31-02  ............................           995,625
    750,000           United States Treasury bills 3.336%, 02-03-00 (e)..........................           749,792
  2,000,000           United States Treasury bills 4.682%, 07-20-00 (e)..........................         1,955,517
                                                                                                       ------------
                                                                                                       $ 16,691,048
                                                                                                       ------------

                        Total Dollar Assets (Cost $24,485,769)                                         $ 19,305,428
                                                                                                       ------------
                        Total Portfolio - 100.18% of total net assets (identified cost $56,266,373)(f) $ 56,872,698
                        Liabilities, less other assets (.18% of total net assets)                          (100,040)
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 56,772,658
                                                                                                       ============

                        Note:(a) Non-income producing.
                             (b) Affiliated investment trust.
                             (c) Sponsored ADR.
                             (d) Market value determined by the Board of Directors.
                             (e) Interest rate represents yield to maturity.
                             (f) Aggregate cost for federal income tax purposes was $47,644,132.




                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                           THE TREASURY BILL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000




Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                     UNITED STATES TREASURY SECURITIES - 98.73% of Total Net Assets
$20,000,000           United States Treasury notes 5.500%, 02-29-00 .............................      $ 20,000,000
 20,000,000           United States Treasury notes 5.500%, 03-31-00 .............................        20,000,200
 20,000,000           United States Treasury notes 6.750%, 04-30-00 .............................        20,046,000
 20,000,000           United States Treasury notes 5.500%, 05-31-00 .............................        19,981,800
                                                                                                       ------------
                        Total Portfolio - 98.73% of total net assets (identified cost $80,057,149)(a)  $ 80,028,000
                        Other assets, less liabilities (1.27% of total net assets)                        1,031,365
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 81,059,365
                                                                                                       ============

                        Note:(a) Aggregate cost for federal income tax purposes.







































                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 January 31, 2000



Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                 CORPORATE BONDS - 91.39% of Total Net Assets

                 AEROSPACE - 4.46% of Total Net Assets
 $  800,000       8.250% McDonnell Douglas Corporation, 07-01-00 ................................      $    805,584
                                                                                                       ------------
                                                                                                       $    805,584
    800,000      ALUMINUM - 4.38% of Total Net Assets
                  5.750% Aluminum Company of America, Inc., 02-01-01 ............................      $    790,552
                                                                                                       ------------
                                                                                                       $    790,552
                 BROADCASTING - 4.50% of Total Net Assets
    800,000       8.875% Capital Cities / ABC, Inc., 12-15-00 ...................................      $    812,144
                                                                                                       ------------
                                                                                                       $    812,144
                 DATA PROCESSING - 4.43% of Total Net Assets
    800,000       6.375% International Business Machines Corporation, 06-15-00 ..................      $    800,440
                                                                                                       ------------
                                                                                                       $    800,440
                 ELECTRIC UTILITIES - 4.49% of Total Net Assets
    800,000       8.750% Pacific Gas & Electric Company, 01-01-01 ...............................      $    812,008
                                                                                                       ------------
                                                                                                       $    812,008
                 FINANCIAL SERVICES - 8.87% of Total Net Assets
    800,000       5.650% Ameritech Capital Funding Corporation, 01-15-01 ........................      $    790,656
    800,000       8.375% General Electric Capital Corporation, 03-01-01 .........................           811,496
                                                                                                       ------------
                                                                                                       $  1,602,152
                 HOUSEHOLD PRODUCTS - 5.65% of Total Net Assets
  1,000,000       8.625% Kimberly-Clark Corporation, 05-01-01 ...................................      $  1,019,830
                                                                                                       ------------
                                                                                                       $  1,019,830
                 MANUFACTURING - 5.68% of Total Net Assets
  1,000,000       9.125% General Motors Corporation, 07-15-01....................................      $  1,025,280
                                                                                                       ------------
                                                                                                       $  1,025,280
                 OIL AND OILFIELD SERVICES - 8.91% of Total Net Assets
    800,000       6.250% Dresser Industries, Inc., 06-01-00 .....................................      $    799,872
    800,000       8.375% Mobil Corporation, 02-12-01  ...........................................           810,624
                                                                                                       ------------
                                                                                                       $  1,610,496
                 PHARMACEUTICALS - 9.97% of Total Net Assets
    800,000       7.700% American Home Products Corporation, 02-15-00 ...........................      $    800,856
  1,000,000       5.875% Upjohn Company, 04-15-00................................................           999,470
                                                                                                       ------------
                                                                                                       $  1,800,326









                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 January 31, 2000



Principal Amount                                                                                       Market Value
----------------                                                                                       ------------


                 PUBLISHING - 4.42% of Total Net Assets
$   800,000       5.850% Gannett Company, Inc., 05-01-00  .......................................      $    799,392
                                                                                                       ------------
                                                                                                       $    799,392
                 RETAIL - 10.12% of Total Net Assets
    800,000       9.875% May Department Stores Company, 06-15-00  ...............................      $    809,768
  1,000,000       8.625% Wal-Mart Stores, Inc., 04-01-01 ........................................         1,018,960
                                                                                                       ------------
                                                                                                       $  1,828,728
                 TELECOMMUNICATIONS - 10.04% of Total Net Assets
    800,000       9.375% GTE Corporation, 12-01-00 ..............................................      $    814,128
  1,000,000       6.125% Southwestern Bell Telephone Company, 03-01-00 ..........................         1,000,300
                                                                                                       ------------
                                                                                                       $  1,814,428
                 TOBACCO - 5.47% of Total Net Assets
  1,000,000       7.250% Philip Morris Companies, Inc., 09-15-01 ................................      $    989,100
                                                                                                       ------------
                                                                                                       $    989,100
                                                                                                       ------------

                     Total Corporate bonds (Cost $16,649,988)                                          $ 16,510,460
                                                                                                       ------------

                 UNITED STATES TREASURY SECURITIES - 6.84% of Total Net Assets
  1,000,000       United States Treasury notes 5.625%, 09-30-01..................................      $    984,980
    250,000       United States Treasury bills 3.336%, 02-03-00 (a) .............................           249,931
                                                                                                       ------------

                    Total United States Treasury securities (Cost $1,245,885)                          $  1,234,911
                                                                                                       ------------
                    Total Portfolio - 98.23% of total net assets (identified cost $17,895,873)(b)      $ 17,745,371
                    Other assets, less liabilities (1.77% of total net assets)                              319,238
                                                                                                       ------------
                    Net assets applicable to outstanding shares                                        $ 18,064,609
                                                                                                       ============

                        Note:(a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for federal income tax purposes.




















                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                January 31, 2000



   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 100.34% of Total Net Assets

                     CHEMICALS - 2.57% of Total Net Assets
   12,000             Air Products & Chemicals, Inc. ............................................      $    355,500
   15,000             Wellman, Inc. .............................................................           260,625
                                                                                                       ------------
                                                                                                       $    616,125
                     COMPUTER SOFTWARE - 3.16% of Total Net Assets
   11,000             Computer Associates International, Inc. ...................................      $    755,563
                                                                                                       ------------
                                                                                                       $    755,563
                     CONSTRUCTION - 4.02% of Total Net Assets
   10,000             Fluor Corporation .........................................................      $    399,375
   15,000             Johns Manville Corporation  ...............................................           167,813
   24,000             Ryland Group, Inc. ........................................................           394,500
                                                                                                       ------------
                                                                                                       $    961,688
                     DATA PROCESSING - 5.82% of Total Net Assets
    8,000             Hewlett-Packard Company ...................................................      $    866,000
    4,000             SCI Systems, Inc. (a) .....................................................           288,000
    6,000             Seagate Technology, Inc. (a) ..............................................           240,375
                                                                                                       ------------
                                                                                                       $  1,394,375
                     ELECTRICAL AND ELECTRONICS - 7.09% of Total Net Assets
   10,800             Intel Corporation  ........................................................      $  1,068,525
   12,000             National Semiconductor Corporation (a) ....................................           630,000
                                                                                                       ------------
                                                                                                       $  1,698,525
                     ENTERTAINMENT AND LEISURE - 10.39% of Total Net Assets
   15,900             Disney (Walt) Company .....................................................      $    577,369
    9,000             Harcourt General, Inc. ....................................................           360,000
    4,532             Hilton Hotels Corporation (a) .............................................            38,239
   16,000             Tribune Company  ..........................................................           675,000
   15,000             Viacom, Inc. Class A (a) ..................................................           837,188
                                                                                                       ------------
                                                                                                       $  2,487,796
                     FINANCIAL SERVICES - 17.76% of Total Net Assets
   18,000             Bank of New York, Inc. ....................................................      $    731,250
   14,000             Bear Stearns Companies, Inc. ..............................................           577,500
   16,000             Morgan Stanley Dean Witter & Company ......................................         1,060,000
   30,000             Schwab (Charles) Corporation ..............................................         1,081,875
   10,000             State Street Corporation ..................................................           801,875
                                                                                                       ------------
                                                                                                       $  4,252,500
                     MANUFACTURING - 8.48% of Total Net Assets
   13,000             Dana Corporation  .........................................................      $    305,500
   10,000             Harley-Davidson, Inc. .....................................................           701,875
    8,600             Illinois Tool Works, Inc. .................................................           503,100
   12,000             Parker-Hannifin Corporation ...............................................           519,000
                                                                                                       ------------
                                                                                                       $  2,029,475


                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 January 31, 2000



   Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                     OIL AND OILFIELD SERVICES - 3.94% of Total Net Assets
  105,200             Frontier Oil Corporation (a) ..............................................      $    802,150
   40,000             Parker Drilling Company (a) ...............................................           140,000
                                                                                                       ------------
                                                                                                       $    942,150
                     PHARMACEUTICALS - 19.40% of Total Net Assets
   28,000             Amgen, Inc.  (a) ..........................................................      $  1,783,250
   20,000             Biogen, Inc. (a) ..........................................................         1,725,000
    7,000             Chiron Corporation (a) ....................................................           310,625
   15,000             Genzyme Corporation (General Division) (a) ................................           780,000
    1,620             Genzyme Corporation Molecular Oncology (a) ................................            11,948
    2,685             Genzyme Corporation Surgical Products (a) .................................            27,185
    1,170             Genzyme Corporation Tissue Repair (a)  ....................................             4,680
                                                                                                       ------------
                                                                                                       $  4,642,688
                     RETAIL - 5.37% of Total Net Assets
   24,000             Costco Wholesale Corporation (a) ..........................................      $  1,174,500
    5,000             Neiman Marcus Group, Inc. Class B (a) .....................................           111,875
                                                                                                       ------------
                                                                                                       $  1,286,375
                     TRANSPORTATION - 8.97% of Total Net Assets
    4,000             Alaska Air Group, Inc. (a).................................................      $    127,500
   21,000             Kansas City Southern Industries, Inc. .....................................         1,452,938
   21,000             M.S. Carriers, Inc. (a) ...................................................           451,500
    2,000             UAL Corporation (a)  ......................................................           114,250
                                                                                                       ------------
                                                                                                       $  2,146,188
                     MISCELLANEOUS - 3.37% of Total Net Assets
    5,000             Ionics, Inc. (a)...........................................................      $    148,125
   10,000             Lockheed Martin Corporation  ..............................................           187,500
   10,000             Ryerson Tull, Inc. ........................................................           190,625
    5,000             Temple-Inland, Inc. .......................................................           279,688
                                                                                                       ------------
                                                                                                       $    805,938
                                                                                                       ------------

                        Total Aggressive Growth Stock Investments (Cost $9,075,241)                    $ 24,019,386
                                                                                                       ------------

Principal Amount
----------------
                     UNITED STATES TREASURY SECURITIES - .21% of Total Net Assets
  $  50,000           United States Treasury bills 3.336%, 02-03-00 (b) .........................      $     49,985
                                                                                                       ------------

                        Total United States Treasury securities (Cost $49,985)                         $     49,985
                                                                                                       ------------
                        Total Portfolio - 100.55% of total net assets (identified cost $9,125,226)(c)  $ 24,069,371
                        Liabilities, less other assets (.55% of total net assets)                          (131,866)
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 23,937,505
                                                                                                       ============

                        Note:(a) Non-income producing.
                             (b) Interest rate represents yield to maturity.
                             (c) Aggregate cost for federal income tax purposes.



                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000




1.   SIGNIFICANT ACCOUNTING POLICIES
     Permanent Portfolio Family of Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act" or, the "ICA"), as a no-load, open-end, series, investment management company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for
     registered  investment   companies.   The  preparation  of  such  financial
     statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

     Valuation of investments
     Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Board of Directors. At January 31, 2000, one such investment in the Permanent Portfolio (3.46% of total net assets) was so valued.

     Investment transactions and investment income
     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premium and discount for financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

     For the year ended January 31, 2000, investment income was earned as follows:

                                                 Permanent       Treasury Bill    Versatile Bond     Aggressive Growth
                                                 Portfolio         Portfolio        Portfolio            Portfolio
                                               ------------      -------------    --------------     -----------------
     Interest on:
       Corporate bonds ....................    $     50,899       $          -     $  1,001,193         $         -
       Swiss franc assets .................         259,177                  -                -                   -
       United States Treasury securities ..       1,555,823          4,108,074           34,268                   7
       Other investments ..................           9,478             35,355           24,209              13,104
     Dividends ............................         494,741                  -                -             147,084
                                               ------------       ------------     ------------         -----------
                                               $  2,370,118       $  4,143,429     $  1,059,670         $   160,195
                                               ============       ============     ============         ===========




                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000



     Translation of foreign currencies
     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at January 31, 2000; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies; foreign currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at January 31, 2000.

     Federal taxes
     Each of the Fund's Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2000, pursuant to the requirements of the Code.

     At January 31, 2000, capital loss carryforwards available to offset future realized gains, if any, were as follows: $169,011 in the Treasury Bill Portfolio, of which $1,752, $98,561, $41,743, $5,429, $3,632, $14,264 and
     $3,630  expire on January 31,  2001,  January 31,  2002,  January 31, 2003,
     January 31, 2004, January 31, 2005, January 31, 2007 and January 31, 2008, respectively; and $173,734 in the Versatile Bond Portfolio, of which $86,614, $34,492, $18,906 and $33,722 expire on January 31, 2003, January
     31, 2004, January 31, 2006 and January 31, 2008, respectively. There were no capital loss carryforwards in the Permanent Portfolio or the Aggressive Growth Portfolio. Additionally, net capital losses of $2,981 and $9,350 in the Treasury Bill Portfolio and the Versatile Bond Portfolio, respectively, are attributable to investment transactions that occurred after October 31, 1999 and are recognized for federal income tax purposes as arising on February 1, 2000, the first day of each Portfolio's next taxable year.

     Pursuant to the Code, 14.60% of the distributions made from investment company taxable income in 1999 by the Permanent Portfolio qualifies for the corporate dividends received deduction.

     During the year ended January 31, 2000, the Fund's Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred federal excise taxes of $24,363, $106,308, $14,487 and $82,000, respectively, which was imposed on four percent of each
     Portfolio's undistributed income and capital gains, if any. Such tax reduced each Portfolio's net asset value, however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

     Distributions
     Distributions to shareholders from net investment income and realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such distributions are determined in accordance with the Code which may differ from generally accepted accounting principles. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund's Portfolios. During the year ended January 31, 2000, the Fund's Permanent


                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000



     Portfolio and Treasury Bill Portfolio reclassified $375,145 and $167,035, respectively, from paid-in capital to undistributed net investment income and the Fund's Versatile Bond Portfolio reclassified $425,077 from undistributed net investment income to paid-in capital to reflect such book and tax basis differences relating to shareholder distributions. Additionally, the Permanent Portfolio reclassified $162,612 from undistributed net investment income to accumulated net realized loss on foreign currency transactions and the Aggressive Growth Portfolio reclassified $232,229 from paid-in capital to undistributed net investment loss, also due to these differences.

     Equalization
     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.   INVESTMENTS IN AFFILIATED ISSUERS
     The Permanent Portfolio held 4,297 units of United States Gold Trust, an affiliated investment trust, resulting in net unrealized depreciation of $18,435 at January 31, 2000. The Permanent Portfolio received no income from this investment during the year then ended.

3.   INVESTMENT ADVISORY CONTRACT
     In accordance with the terms of an Investment Advisory Contract (the "Contract"), World Money Managers ("WMM"), the Fund's investment adviser, receives a comprehensive advisory fee monthly (the "Advisory Fee"), computed at the following annual rate: (i) for each Portfolio, 1/4 of 1% of the first $200 million of the Portfolio's average daily net assets; plus
     (ii) for the Fund as a whole: 7/8 of 1% of the first $200 million of the Fund's average daily net assets; 13/16 of 1% of the next $200 million of the Fund's average daily net assets; 3/4 of 1% of the next $200 million of the Fund's average daily net assets; and 11/16 of 1% of the Fund's average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.

     All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund's Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund's directors, the salary expense of the Fund's officers (including payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the Contract, WMM pays or reimburses the Fund for substantially all of the Fund's ordinary operating expenses out of its Advisory Fee.

     During the year ended January 31, 2000, WMM voluntarily agreed to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio's total Advisory Fee otherwise would exceed an annual rate of 5/8 of 1%, in the case of the Treasury Bill Portfolio, or 3/4 of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio's average daily net assets. WMM may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

     WMM is a limited partnership of which one of the general partners is the President and a director of the Fund and the other general partner is a corporation wholly owned by the same individual.



                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000



4.   LONG TERM DISABILITY PLAN
     On March 9, 1998, the Fund's Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (the "Plan"). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a "Participant"), as defined by the Plan, a disability benefit equal to 50% of the Participant's salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund's Board of Directors at any time prior to each annual renewal. On March 10, 1998, the Fund accrued an estimated liability of $107,808 for one Participant under the Plan.

5.   PURCHASES AND SALES OF SECURITIES
     The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2000:

                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------
      Purchases................................    $ 9,769,538          None           $11,562,414        $ 2,082,105
      Sales....................................     17,056,075          None            18,129,962          4,355,124


6.   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
     The following is a summary of net unrealized appreciation (depreciation) of investments at January 31, 2000 for federal income tax purposes:

                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------
     Aggregate gross unrealized appreciation of
      investments with excess of value over
      tax cost:
      Investments in securities of unaffiliated
        issuers ...............................    $12,642,786         $      -        $       168        $15,253,159
      Investments other than securities .......        220,312                -                  -                  -
                                                   -----------         --------        -----------        -----------
                                                    12,863,098                -                168         15,253,159
     Aggregate gross  unrealized  depreciation
      of investments with excess of tax cost
      over value:
      Investments in securities of unaffiliated
        issuers ...............................       (909,016)         (29,149)          (150,670)          (309,014)
      Investments other than securities........     (2,725,516)               -                  -                  -
                                                   -----------         --------        -----------        -----------
                                                    (3,634,532)         (29,149)          (150,670)          (309,014)
                                                   -----------         --------        -----------        -----------
      Net unrealized appreciation (depreciation)
       of investments                              $ 9,228,566         $(29,149)       $  (150,502)       $14,944,145
                                                   ===========         ========        ===========        ===========





                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000



7.   CAPITAL STOCK TRANSACTIONS

     Transactions  in shares of each  Portfolio's  capital  stock  exclusive  of amounts  allocated to undistributed  net investment  income were as follows for the years ended January 31, 2000 and 1999:
                                                                       Permanent Portfolio
                                      -----------------------------------------------------------------------------------
                                                January 31, 2000                            January 31, 1999
                                      ---------------------------------------      --------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    -------------------      ---------------    -------------------
     Shares sold......................     173,595           $  2,587,458              325,975           $  5,316,770
     Distributions reinvested.........     179,410              3,123,527              142,118              2,651,913
                                           -------           ------------              -------           ------------
                                           353,005              5,710,985              468,093              7,968,683

     Shares redeemed..................    (671,730)           (10,967,936)            (620,388)           (10,594,182)
                                           -------           ------------              -------           ------------
     Net decrease                         (318,725)          $ (5,256,951)            (152,295)          $ (2,625,499)
                                           =======           ============              =======           ============

                                                                       Treasury Bill Portfolio
                                      -----------------------------------------------------------------------------------
                                                January 31, 2000                            January 31, 1999
                                      ---------------------------------------      --------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    -------------------      ---------------    -------------------
     Shares sold......................     546,400           $ 36,808,338              719,836           $ 47,806,798
     Distributions reinvested.........      39,589              2,670,274               39,785              2,689,841
                                           -------           ------------              -------           ------------
                                           585,989             39,478,612              759,621             50,496,639

     Shares redeemed..................    (761,564)           (51,436,257)            (784,288)           (52,149,375)
                                           -------           ------------              -------           ------------
     Net decrease                         (175,575)          $(11,957,645)             (24,667)          $ (1,652,736)
                                           =======           ============              =======           ============

                                                                       Versatile Bond Portfolio
                                      -----------------------------------------------------------------------------------
                                                January 31, 2000                            January 31, 1999
                                      ---------------------------------------     ---------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    -------------------     ----------------   --------------------
     Shares sold......................     277,049           $ 15,163,613              409,669           $ 22,138,246
     Distributions reinvested.........       7,656                445,184                9,691                566,997
                                           -------           ------------              -------           ------------
                                           284,705             15,608,797              419,360             22,705,243

     Shares redeemed..................    (389,663)           (21,362,544)            (403,659)           (21,805,506)
                                           -------           ------------              -------           ------------
     Net increase (decrease)              (104,958)          $ (5,753,747)              15,701           $    899,737
                                           =======           ============              =======           ============

                                                                       Aggressive Growth Portfolio
                                      -----------------------------------------------------------------------------------
                                                January 31, 2000                            January 31, 1999
                                      ---------------------------------------     ---------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    -------------------     ----------------   --------------------
     Shares sold......................      30,159           $  2,324,643               58,283           $  3,529,499
     Distributions reinvested.........           -                      -                    -                      -
                                           -------           ------------              -------           ------------
                                            30,159              2,324,643               58,283              3,529,499

     Shares redeemed..................     (58,675)            (4,424,330)             (98,311)            (5,789,018)
                                           -------           ------------              -------           ------------
     Net decrease                          (28,516)          $ (2,099,687)             (40,028)          $ (2,259,519)
                                           =======           ============              =======           ============

                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000



8.   REGULATORY MATTERS
     Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the "Commission") instituted public administrative and cease-and-desist proceedings on January 13, 1997, to determine the truth of allegations by the Commission's Division of Enforcement (the "Division") that WMM, Terry Coxon and Alan Sergy (the Fund's investment adviser and two of the Fund's directors and officers, respectively, or, the "Respondents"), breached their fiduciary duties in violation of certain provisions of federal securities laws in fiscal years 1990 through 1996. From May 5, 1997 through May 15, 1997, an administrative hearing on these charges was held before Chief Administrative Law Judge Brenda P. Murray (the "Hearing Officer") in San Francisco, California. The Respondents have denied all of the allegations of the Division and have actively contested the proceedings. No charges have been made against the Fund, which allegedly was subject to improper charges by the Respondents, and the Fund is not a party to the proceedings.

     In an initial decision dated April 1, 1999 (the "Initial Decision"), the Hearing Officer ruled that the Respondents had committed certain violations. Specifically, the Hearing Officer ruled that the Respondents violated Section 206(2) of the Investment Advisers Act of 1940: by charging $248,153 of transfer agent and accounting fees to the Fund's Marketing and Distribution Plan (the "12b-1 Plan") during calendar year 1990; by causing the excessive capitalization of a broker-dealer subsidiary of the Permanent Portfolio (World Money Securities, Inc. or, "WMS") of $850,000 and charging it in 1990 and 1991 for printing costs related to the distribution of shares in the Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio in the amount of $336,571; by charging WMS excessive rent and improper underwriting costs of $72,426; and by acquiring a "call option" in 1990 prohibited by the Fund's fundamental investment policies and managing the investment for the advantage of a client of an officer of the Fund. The Hearing Officer also ruled that the Respondents violated or aided and abetted violations of: Section 12(b) of the ICA and Rule 12b-1 thereunder, by receiving unauthorized reimbursements in calendar year 1990 of $214,270 under the Fund's 12b-1 Plan and by providing insufficient information regarding the 12b-1 Plan to the Fund's Board of Directors; Section 13(a)(3) of the ICA by acquiring the "call option;"
     Section 17(a) of the Securities Act of 1933, Section 10(b) of the Exchange Act of 1934 and Rule 10b-5 thereunder, and Section 34(b) of the ICA by making misleading statements in the Fund's registration materials; Section 10(b) of the ICA by using WMS as a principal underwriter for the Fund; and
     Section 17(d) of the ICA and Rule 17d-1 thereunder, by causing WMS to be excessively capitalized.

     The Hearing Officer ordered that the Respondents: cease and desist from committing further violations; be suspended from association with any registered investment adviser or investment company for a period of three months; disgorge $1,608,018, pay prejudgment interest of $1,236,726 and pay civil penalties of $140,000.

     The Respondents believe that the Hearing Officer's Initial Decision is incorrect and contains reviewable errors. Accordingly, on April 22, 1999, they filed petitions for review by the Commission. On April 21, 1999, the Division also filed a petition for review by the Commission of certain sanctions contained in the Initial Decision, seeking to bar WMM from acting as an investment adviser and to bar Terry Coxon from association with any registered investment adviser or investment company for one year with a right to reapply. Thereafter, the Commission granted the petitions and has accepted the review of the Initial Decision.


                         Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                January 31, 2000




     Under the Fund's Bylaws, the Fund is obligated to advance expenses incurred by the Respondents in the proceedings upon their undertaking to repay the advances, in the event it is ultimately determined that they have committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Fund has therefore incurred, and may continue to incur, such expenses in connection with the allegations, including amounts paid by WMM to persons who are directors and officers of the Fund for their litigation expenses. The Fund neither paid nor advanced such expenses during the year ended January 31, 2000.

     The Initial Decision of the Hearing Officer does not become effective until the Commission's decision, which could affirm, reverse or modify the Initial Decision. WMM continues to act as investment adviser of the Fund, and Terry Coxon continues to serve as President and a director of the Fund. Alan Sergy retired from the Fund for medical reasons in March 1998 and, except for payments being made under the Fund's Long Term Disability Pan (see Note 4), is no longer associated with the Fund.

     The ultimate outcome of these proceedings is unknown. The Fund's Board of Directors intends to continue to monitor the proceedings and to take such actions as may be appropriate to assure the availability to the Fund of such investment advice and administrative support as may be necessary to continuously implement the Fund's investment policies and investment objectives.

     The Fund paid or reimbursed the following legal expenses (and during the years ended January 31, 1995 through January 31, 1999, the indemnification expenses described above) during the years ended January 31, 1992 through 2000:


                  Permanent     Treasury Bill  Versatile Bond  Aggressive Growth
                  Portfolio       Portfolio       Portfolio        Portfolio
               -------------   -------------   --------------  -----------------
     1992 ....   $        -      $        -      $        -       $        -
     1993 ....       52,331          63,961               -                -
     1994 ....            -               -               -                -
     1995 ....       78,010          71,156           6,213            1,777
     1996 ....       26,100          22,233           1,646              848
     1997 ....       53,511          43,469           3,046            2,640
     1998 ....      325,585         293,026               -           32,558
     1999 ....       14,333          14,015          11,155           11,473
     2000 ....       69,042          64,335           1,627            7,910
                 ----------      ----------      ----------       ----------
                 $  618,912      $  572,195      $   23,687       $   57,206
                 ==========      ==========      ==========       ==========

On June 1, 1999, the financial information contained in the Fund's prospectus became stale and the Fund ceased to have a current prospectus. The Fund filed a new, updated prospectus which became effective September 24, 1999.

                       This page intentionally left blank.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO




Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each year:
                                                Year ended       Year ended         Year ended        Year ended        Year ended
                                                January 31,      January 31,        January 31,       January 31,       January 31,
                                                   2000             1999               1998              1997              1996
                                                -----------      -----------        -----------       -----------       -----------
Net asset value, beginning of year              $   18.71         $   19.08          $   18.40         $   18.80         $   16.51
                                                ---------         ---------          ---------         ---------         ---------
  Income (loss) from investment operations:
    Net investment income (1)..............           .43               .47                .37               .52               .50
    Net realized and unrealized gain (loss)
     on investments and foreign
     currencies ...........................          (.64)                -               1.01              (.41)             2.17
                                                ---------         ---------          ---------         ---------         ---------
      Total income (loss) from
        investment operations                        (.21)              .47               1.38               .11              2.67

  Less distributions from:
    Net investment income  ................          (.29)             (.20)              (.34)             (.42)             (.38)
    Net realized gain on investments (2)...          (.77)             (.64)              (.36)             (.09)                -
                                                ---------         ---------          ---------         ---------         ---------
      Total distributions                           (1.06)             (.84)              (.70)             (.51)             (.38)
                                                ---------         ---------          ---------         ---------         ---------

Net asset value, end of year                    $   17.44         $   18.71          $   19.08         $   18.40         $   18.80
                                                =========         =========          =========         =========         =========

Total return (3)  .........................       (1.11)%             2.48%              7.57%              .57%            16.20%

Ratios / supplemental data:
  Net assets, end of year (in thousands)...     $  56,773         $  66,855          $  71,099         $  72,992         $  76,641
                                                =========         =========          =========         =========         =========


  Ratio of expenses to average net assets..         1.47%             1.43%              1.91%             1.49%             1.35%
  Ratio of net investment income
    to average net assets .................         2.39%             2.48%              1.96%             2.78%             2.85%
  Portfolio turnover rate .................        23,75%            14.05%              7.66%            12.29%             9.96%






(l) Net investment income is based on average net assets per share outstanding during the year.
(2)  Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.



                             See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE TREASURY BILL PORTFOLIO




Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each year:
                                                    Year ended      Year ended        Year ended       Year ended        Year ended
                                                    January 31,     January 31,       January 31,      January 31,       January 31,
                                                       2000            1999              1998             1997              1996
                                                   -----------     -----------       ------------     ------------      ------------
Net asset value, beginning of year                  $   67.97       $   67.56         $    67.55       $    67.84        $    66.40
                                                    ---------       ---------         ----------       ----------        ----------
  Income from investment operations:
    Net investment income (1)(2)................         2.51            2.72               2.69             2.84              3.22
    Net realized and unrealized gain (loss)
     on investments (3) ........................         (.01)            .03                .06              .01               .06
                                                    ---------       ---------         ----------       ----------        ----------
      Total income from investment operations            2.50            2.75               2.75             2.85              3.28

  Less distributions from:
    Net investment income  .....................        (2.59)          (2.34)             (2.74)           (3.14)            (1.84)
                                                    ---------       ---------         ----------       ----------        ----------
      Total distributions                               (2.59)          (2.34)             (2.74)           (3.14)            (1.84)
                                                    ---------       ---------         ----------       ----------        ----------

Net asset value, end of year                        $   67.88       $   67.97         $    67.56       $    67.55        $    67.84
                                                    =========       =========         ==========       ==========        ==========

Total return (4) ...............................        3.70%           4.09%              4.09%            4.23%             4.95%

Ratios / supplemental data:
  Net assets, end of year  (in thousands) ......    $  81,059       $  93,095         $   94,200       $  105,342        $  114,667
                                                    =========       =========         ==========       ==========        ==========

  Ratio of expenses to average net assets (2) ..        1.02%            .96%              1.20%             .90%              .82%
  Ratio of net investment income
    to average net assets  .....................        3.70%           4.01%              3.98%            4.19%             4.79%






(1) Net investment income is based on average net assets per share outstanding during the year.
(2) Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 2000 and .50%, .50%, .50% and .50% for the years ended January 31,1999, 1998, 1997 and
     1996, respectively. Without this waiver, the net investment income per share would have been $2.01 for the year ended January 31, 2000 and $2.24, $2.19, $2.37 and $2.78 for the years then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.


                             See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO




Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each year:
                                                 Year ended        Year ended       Year ended        Year ended        Year ended
                                                 January 31,       January 31,      January 31,       January 31,       January 31,
                                                    2000              1999             1998             1997               1996
                                                -----------       -----------      -----------       -----------       -----------
Net asset value, beginning of year               $   58.83         $   58.58        $   57.24         $   56.85         $   54.90
                                                 ---------         ---------        ---------         ---------         ---------

  Income from investment operations:
    Net investment income (1)(2)  ............        2.44              2.77             2.87              2.94              2.91
    Net realized and unrealized gain (loss)
      on investments (3)  ....................        (.58)             (.08)             .17              (.34)             1.05
                                                 ---------         ---------        ---------         ---------         ---------
      Total income from investment operations         1.86              2.69             3.04              2.60              3.96

  Less distributions from:
    Net investment income  ...................       (2.31)            (2.44)           (1.70)            (2.21)            (2.01)
                                                 ---------         ---------        ---------         ---------         ---------
      Total distributions                            (2.31)            (2.44)           (1.70)            (2.21)            (2.01)
                                                 ---------         ---------        ---------         ---------         ---------

Net asset value, end of year                     $   58.38         $   58.83        $   58.58         $   57.24         $   56.85
                                                 =========         =========        =========         =========         =========

Total return (4)  ............................       3.18%             4.61%            5.33%             4.58%             7.24%

Ratios / supplemental data:
  Net assets, end of year (in thousands)......   $  18,065         $  24,377        $  23,355         $  21,345         $  20,137
                                                 =========         =========        =========         =========         =========

  Ratio of expenses to average net assets (2).       1.01%             1.08%            1.01%              .97%              .89%
  Ratio of net investment income
    to average net assets  ...................       4.16%             4.72%            4.95%             5.16%             5.21%
  Portfolio turnover rate  ...................      59.52%            68.21%           55.53%           102.29%            51.64%




(1) Net investment income is based on average net assets per share outstanding during the year.
(2) Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .37% for the year ended January 31, 2000 and .37%, .38%, .38% and .37% for the years ended January 31 ,1999, 1998, 1997 and
     1996, respectively. Without this waiver, the net investment income per share would have been $2.14 for the year ended January 31, 2000 and $2.48, $2.59, $2.66 and $2.65 for the years then ended.
(3) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.


                             See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO




Financial  highlights  for the  Aggressive  Growth  Portfolio
For each share of capital stock outstanding throughout each year:
                                                          Year ended     Year ended     Year ended     Year ended      Year ended
                                                          January 31,    January 31,    January 31,    January 31,     January 31,
                                                             2000           1999           1998           1997            1996
                                                          ----------     ----------     ----------     ----------      ----------
Net asset value, beginning of year                        $    69.13     $    56.24     $    47.66     $    40.65      $   31.61
                                                          ----------     ----------     ----------     ----------      ---------

  Income (loss) from investment operations:
    Net investment income (loss)(1)....................         (.78)          (.41)          (.31)           .26           (.02)
    Net realized and unrealized gain (loss)
      on investments  .................................        15.26          13.30          11.97           7.05          10.68
                                                          ----------     ----------     ----------     ----------      ---------
      Total income from investment operations                  14.48          12.89          11.66           7.31          10.66

  Less distributions from:
    Net investment income  ............................            -              -           (.19)          (.25)          (.11)
    Net realized gain on investments (2)...............            -              -          (2.89)          (.05)         (1.51)
                                                          ----------     ----------     ----------     ----------      ---------
      Total distributions                                          -              -          (3.08)          (.30)         (1.62)
                                                          ----------     ----------     ----------     ----------      ---------

Net asset value, end of year                              $    83.61     $    69.13     $    56.24     $    47.66      $   40.65
                                                          ==========     ==========     ==========     ==========      =========

Total return (3)  .....................................       20.95%         22.92%         24.41%         18.00%         33.78%

Ratios / supplemental data:
  Net assets, end of year (in thousands)  .............   $   23,938     $   21,764     $   19,955     $   15,417      $  11,067
                                                          ==========     ==========     ==========     ==========      =========

  Ratio of expenses to average net assets .............        1.73%          1.39%          1.46%          1.33%          1.19%
  Ratio of net investment income (loss) to average net
   assets..............................................      (1.02)%         (.65)%         (.60)%           .59%         (.06)%
  Portfolio turnover rate .............................        9.38%          2.73%          2.15%         21.32%         18.94%


(1) Net investment income (loss) is based on average net assets per share outstanding during the year.
(2)  Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.


                             See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                               PERMANENT PORTFOLIO







                   (Graph omitted, see description on page 33)






          ---  Permanent Portfolio

          ...  United States Treasury bills*


          * Three-month United States Treasury bills are short-term loans to the United States Government with a maturity of three months. Treasury bills are full-faith-and-credit obligations of the United States Treasury and are generally regarded as being free of any risk of default.


                     See page 33 for explanation of graphs.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            VERSATILE BOND PORTFOLIO






                   (Graph omitted, see description on page 33)







          ---  Versatile Bond Portfolio

          ...  Salomon Smith Barney AAA/AA 1-3 Year Corporate Index*


          * The Salomon Smith Barney AAA/AA 1-3 Year Corporate Index is a component of the Salomon Smith Barney Broad Investment-Grade
               (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor's or Moody's with maturities of one to three years and a minimum amount outstanding of $100 million.





                      See page 33 for explanation of graphs.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                           Aggressive Growth Portfolio




                   (Graph omitted, see description on page 33)






          ---  Aggressive Growth Portfolio

          ...  Dow Jones Industrial Average*


          * The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks.






                  See following page for explanation of graphs.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.



The graphs on pages 30 through 32 compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Permanent Portfolio and the Aggressive Growth Portfolio, and of the most recently completed fiscal years since the commencement of investment operations for the Versatile Bond Portfolio, assuming a $10,000 investment in the Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in comparable broad-based securities market indicies. A graph is not provided for the Treasury Bill Portfolio because it is a money market portfolio. The tables below show each of the Fund's Portfolio's average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Past performance is not predictive of future performance and does not guarantee future gain or loss to be realized from an investment in any Portfolio. The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Permanent Portfolio(1)                     Treasury Bill Portfolio (2)(5)
---------------------------------------    -------------------------------------
 1 year ended January 31, 2000  (1.16)%     1 year ended January 31, 2000  3.65%
 5 years ended January 31, 2000   4.90%     5 years ended January 31, 2000 4.15%
10 years ended January 31, 2000   4.42%    10 years ended January 31, 2000 4.10%
15 years ended January 31, 2000   5.46%    12 years 250 days ended
17 years 62 days ended                         January 31, 2000            4.59%
    January 31, 2000              4.52%



Aggressive Growth Portfolio(3)             Versatile Bond Portfolio (4)(6)
---------------------------------------    -------------------------------------
 1 year ended January 31, 2000   20.89%     1 year ended January 31, 2000  3.13%
 5 years ended January 31, 2000  23.83%     5 years ended January 31, 2000 4.92%
10 years ended January 31, 2000  16.94%     8 years 127 days ended
10 years 29 days ended                         January 31, 2000            4.52%
    January 31, 2000             16.79%






-----------------------

(1)  The Permanent Portfolio commenced operations on December 1, 1982.
(2)  The Treasury Bill Portfolio commenced operations on May 26, 1987.
(3)  The Aggressive Growth Portfolio commenced operations on January 2, 1990.
(4)  The Versatile Bond Portfolio commenced operations on September 27, 1991.
(5) Yield on the Treasury Bill Portfolio for the seven days ended January 31, 2000, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 3.07%, and effective yield was 3.12%.
(6) The 30-day SEC standardized yield for the Versatile Bond Portfolio at January 31, 2000, calculated by dividing the net investment income per share earned during the specified 30-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 4.47%.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.







     Management's Discussion and Analysis
     Permanent Portfolio
     The Permanent Portfolio's investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. The strong performance of U.S. growth and natural resource stocks throughout 1999 was more than offset by weakness in gold assets, the stocks of real estate investment trusts, United States Treasury securities and the relative value of the Swiss franc. Accordingly, the Portfolio achieved a total return of (1.11%) for the year ended January 31, 2000, as compared to an annualized inflation rate of 2.70% during the year then ended.

     Treasury Bill Portfolio
     The Treasury Bill Portfolio's investment objective is to achieve high current income, consistent with safety and liquidity of principal. It invests in short-term United States Treasury securities. The Portfolio achieved a total return of 3.70% and maintained an average maturity of between 60 and 90 days throughout the year ended January 31, 2000. This return was consistent with other money market funds that invest primarily in short-term United States Treasury securities.

     Versatile Bond Portfolio
     The Versatile Bond Portfolio's investment objective is to achieve high current income while limiting risk to principal. It invests in a diversified portfolio of short-term corporate bonds rated "A" or higher by Standard & Poor's. The Portfolio achieved a total return of 3.18% while maintaining an average maturity of between 270 and 450 days throughout the year ended January 31, 2000. This return was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.

     Aggressive Growth Portfolio
     The Aggressive Growth Portfolio's investment objective is to achieve high long-term appreciation. It is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of 20.95% for the year ended January 31, 2000, as compared to 18.67% for the Dow Jones Industrial Average and 10.33% the Standard and Poor's 500 Stock Index during the year then ended.

                       This page intentionally left blank.

           INVESTMENT ADVISER                                The
             World Money Managers                         PERMANENT
             Terry Coxon, General Partner                 PORTFOLIO
             625 Second Street                         Family of Funds
             Petaluma, California 94952

           CONSULTANTS TO THE FUND
             Harry Browne
             Douglas Casey

           TRANSFER AGENT
             Chase Global Funds Services Company
             P.O. Box 2798
             Boston, Massachusetts 02208
             (for overnight delivery services,
             73 Tremont Street
             Boston, Massachusetts 02108)
             1 (800) 341-8900
             In Mass. 1 (617) 557-8000

           CUSTODIAN
             State Street Bank and Trust Company
             Boston, Massachusetts 02105

           INDEPENDENT AUDITORS
             Tait, Weller & Baker
             Eight Penn Center Plaza
             Philadelphia, Pennsylvania 19103




         INVESTOR'S INFORMATION OFFICE
                 P.O. Box 5847                              ANNUAL REPORT
               Austin, Texas 78763                         January 31, 2000
            1 (800)531-5142 Nationwide
              Local 1 (512)453-7558

                                   Appendix A

                                    Table 1
    Date   T-Bonds     T-Bonds         T-Bonds     Agency      Agency          Agency       STHG        STHG            STHG
           Coupon-      Annual        Old Bond      Bonds       Bonds       Bonds Old      Bonds       Bonds           Bonds
        Equivalent       Yield           Price    Coupon-      Annual            Bond     Coupon      Annual        Old Bond
             Yield                             Equivalent       Yield           Price Equivalent       Yield           Price
                                                    Yield                                  Yield
-------- ---------    --------       --------- ----------    --------       --------- ----------     -------        --------
12/31/81    13.64%      14.10%                     13.61%      14.08%                     14.66%      15.19%
 1/29/82    13.85%      14.33%         98.4880     14.37%      14.88%         95.0990     15.09%      15.66%         99.4396
 2/26/82    13.81%      14.29%        100.2797     14.60%      15.13%         98.4963     15.20%      15.78%         99.8510
 3/31/82    13.68%      14.14%        100.9752     14.69%      15.23%         99.3908     15.20%      15.77%        100.0096
 4/30/82    13.37%      13.82%        102.2408     13.48%      13.94%        108.3184     14.76%      15.30%        100.5740
 5/31/82    13.39%      13.84%         99.8484     13.37%      13.82%        100.7780     14.60%      15.14%        100.1973
 6/30/82    13.88%      14.37%         96.5140     14.39%      14.91%         93.3540     15.35%      15.93%         99.0381
 7/30/82    13.41%      13.85%        103.4913     13.89%      14.37%        103.3698     14.30%      14.81%        101.3696
 8/31/82    12.50%      12.89%        107.0762     12.51%      12.90%        110.0373     12.73%      13.14%        102.0771
 9/30/82    11.77%      12.11%        105.9954     11.80%      12.15%        105.4201     12.22%      12.59%        100.6905
10/29/82    10.97%      11.27%        106.9895     11.21%      11.52%        104.6753     10.76%      11.05%        101.9729
11/30/82    10.68%      10.97%        102.5749     11.20%      11.51%        100.0928     10.84%      11.13%         99.8929
12/31/82    10.43%      10.70%        102.3220     11.10%      11.41%        100.7527     10.38%      10.65%        100.6250
 1/31/83    10.95%      11.25%         95.3908     11.42%      11.74%         97.5566     10.23%      10.49%        100.2029
 2/28/83    10.49%      10.76%        104.2259     11.06%      11.36%        102.8495     10.17%      10.43%        100.0788
 3/31/83    10.67%      10.96%         98.3493     11.12%      11.43%         99.5297     10.04%      10.29%        100.1774
 4/29/83    10.37%      10.64%        102.7433     10.86%      11.15%        102.0921      9.66%       9.89%        100.5152
 5/31/83    10.97%      11.27%         94.8001     11.33%      11.65%         96.3363     10.26%      10.52%         99.1908
 6/30/83    10.99%      11.29%         99.8492     11.39%      11.72%         99.4776     10.77%      11.06%         99.3120
 7/29/83    11.75%      12.09%         93.7194     12.19%      12.56%         94.0534     11.21%      11.52%         99.4024
 8/31/83    11.95%      12.31%         98.3781     12.20%      12.58%         99.9142     11.59%      11.93%         99.4848
 9/30/83    11.43%      11.76%        104.3780     11.69%      12.03%        103.9724     10.92%      11.21%        100.9148
10/31/83    11.79%      12.13%         97.0760     12.01%      12.37%         97.5662     10.98%      11.28%         99.9196
11/30/83    11.65%      11.99%        101.1087     11.84%      12.19%        101.2965     10.77%      11.06%        100.2728
12/30/83    11.85%      12.21%         98.3463     11.99%      12.35%         98.8889     11.32%      11.64%         99.2658
 1/31/84    11.76%      12.10%        100.7857     11.84%      12.19%        101.1384     10.70%      10.99%        100.8339
 2/29/84    12.15%      12.52%         96.8634     12.24%      12.61%         97.0354     11.09%      11.40%         99.4789
 3/30/84    12.53%      12.92%         97.0755     12.64%      13.04%         97.1046     11.64%      11.98%         99.2647
 4/30/84    12.84%      13.26%         97.6020     13.00%      13.43%         97.4215     11.97%      12.33%         99.5518
 5/31/84    13.81%      14.29%         93.0929     13.97%      14.46%         93.5236     12.96%      13.38%         98.6979
 6/29/84    13.63%      14.09%        101.3549     13.98%      14.46%         99.9834     13.16%      13.60%         99.7267
 7/31/84    12.77%      13.18%        106.5547     13.04%      13.46%        106.6224     12.98%      13.41%        100.2376
 8/31/84    12.51%      12.90%        102.0447     12.89%      13.31%        101.0210     12.90%      13.32%        100.1058
 9/28/84    12.26%      12.63%        101.9579     12.43%      12.81%        103.4260     12.26%      12.63%        100.8628
10/31/84    11.62%      11.96%        105.2964     11.87%      12.22%        104.2178     11.56%      11.89%        100.9405
11/30/84    11.59%      11.92%        100.2902     11.65%      11.99%        101.6987     11.09%      11.40%        100.6227
12/31/84    11.50%      11.83%        100.7599     11.53%      11.87%        100.8873     10.50%      10.78%        100.7994
 1/31/85    11.20%      11.51%        102.5863     11.24%      11.56%        102.3311     10.38%      10.65%        100.1681
 2/28/85    11.89%      12.24%         94.3802     11.89%      12.25%         95.0383     10.67%      10.96%         99.6067
 3/29/85    11.63%      11.97%        102.1173     11.82%      12.17%        100.5681     10.86%      11.15%         99.7473
 4/30/85    11.48%      11.81%        101.2648     12.29%      12.67%         96.5398     10.65%      10.93%        100.2861
 5/31/85    10.59%      10.87%        108.0550     11.42%      11.74%        106.8012     10.24%      10.50%        100.5538
 6/28/85    10.46%      10.74%        101.1247     11.24%      11.55%        101.4337     10.02%      10.28%        100.2921
 7/31/85    10.72%      11.00%         97.7501     11.51%      11.84%         97.8951     10.19%      10.44%         99.7822
 8/30/85    10.48%      10.75%        102.1446     11.48%      11.81%        100.1996      9.86%      10.10%        100.4463
 9/30/85    10.56%      10.84%         99.2741     11.62%      11.96%         98.9386      9.79%      10.03%        100.0866
10/31/85    10.28%      10.54%        102.5901     11.36%      11.69%        101.9905      9.74%       9.97%        100.0807
11/29/85     9.84%      10.08%        104.2683     10.90%      11.19%        103.7825      9.33%       9.55%        100.5534
12/31/85     9.26%       9.48%        105.7483      9.63%       9.86%        111.1317      9.02%       9.22%        100.4332
 1/31/86     9.33%       9.54%         99.3855      9.68%       9.91%         99.5882      8.89%       9.08%        100.1794
 2/28/86     8.27%       8.45%        111.5960      8.75%       8.94%        108.6822      8.66%       8.85%        100.3061
 3/31/86     7.43%       7.57%        110.1238      7.81%       7.96%        109.4679      8.21%       8.38%        100.6274
 4/30/86     7.46%       7.60%         99.6471      8.06%       8.23%         97.4738      7.99%       8.15%        100.3118
 5/30/86     7.72%       7.87%         96.9063      8.58%       8.77%         95.0826      8.25%       8.42%         99.6332
 6/30/86     7.24%       7.37%        105.9007      8.27%       8.44%        103.0222      7.86%       8.01%        100.5440
 7/31/86     7.46%       7.60%         97.3771      8.59%       8.77%         97.0072      7.61%       7.76%        100.3422
 8/29/86     7.21%       7.33%        103.1002      8.36%       8.53%        102.1940      7.76%       7.91%         99.7968
 9/30/86     7.59%       7.73%         95.4710      8.77%       8.96%         96.1563      7.34%       7.48%        100.5810
10/31/86     7.61%       7.76%         99.7293      8.67%       8.86%        100.9432      7.10%       7.22%        100.3451

                                   Appendix A

                                    Table 1
    Date   T-Bonds     T-Bonds         T-Bonds     Agency      Agency          Agency       STHG        STHG            STHG
           Coupon-      Annual        Old Bond      Bonds       Bonds       Bonds Old      Bonds       Bonds           Bonds
        Equivalent       Yield           Price    Coupon-      Annual            Bond     Coupon      Annual        Old Bond
             Yield                             Equivalent       Yield           Price Equivalent       Yield           Price
                                                    Yield                                  Yield
-------- ---------    --------       --------- ----------    --------       --------- ----------     -------        --------
11/28/86     7.40%       7.54%        102.5474      8.50%       8.68%        101.6236      7.05%       7.18%        100.0640
12/31/86     7.49%       7.63%         98.9564      8.37%       8.55%        101.2506      7.25%       7.38%         99.7179
 1/30/87     7.48%       7.62%        100.0666      8.29%       8.46%        100.7817      7.10%       7.22%        100.2192
 2/27/87     7.47%       7.61%        100.1255      8.27%       8.44%        100.2150      7.16%       7.29%         99.9138
 3/31/87     7.81%       7.96%         96.1198      8.44%       8.62%         98.3230      7.46%       7.60%         99.5808
 4/30/87     8.45%       8.63%         93.0407      9.14%       9.35%         93.6439      8.31%       8.48%         98.8205
 5/29/87     8.64%       8.82%         98.0043      9.38%       9.60%         97.8745      8.57%       8.76%         99.6397
 6/30/87     8.50%       8.68%        101.4665      9.25%       9.47%        101.1218      8.27%       8.44%        100.4202
 7/31/87     8.89%       9.09%         95.9076      9.65%       9.88%         96.5486      8.35%       8.52%         99.8924
 8/31/87     9.17%       9.38%         97.2095      9.87%      10.12%         98.0309      8.64%       8.82%         99.6018
 9/30/87     9.77%      10.01%         94.2310     10.47%      10.74%         95.0500      9.29%       9.51%         99.1007
10/30/87     9.02%       9.22%        107.7465      9.65%       9.88%        107.2135      8.76%       8.95%        100.7365
11/30/87     9.11%       9.31%         99.0803      9.84%      10.09%         98.3064      8.76%       8.95%         99.9961
12/31/87     8.95%       9.15%        101.6556      9.64%       9.87%        101.8342      8.66%       8.84%        100.1438
 1/29/88     8.41%       8.59%        105.7953      9.06%       9.27%        105.2480      8.09%       8.26%        100.7819
 2/29/88     8.35%       8.52%        100.7396      8.97%       9.17%        100.8806      7.99%       8.15%        100.1400
 3/31/88     8.78%       8.98%         95.3907      9.47%       9.69%         95.5634      8.19%       8.36%         99.7251
 4/29/88     9.09%       9.30%         96.8608      9.78%      10.02%         97.2816      8.61%       8.79%         99.4244
 5/31/88     9.29%       9.51%         97.9725     10.05%      10.30%         97.6750      8.91%       9.11%         99.5865
 6/30/88     8.85%       9.05%        104.5799      9.57%       9.80%        104.2071      8.74%       8.93%        100.2293
 7/29/88     9.22%       9.43%         96.2813     10.26%      10.52%         94.2503      9.02%       9.22%         99.6206
 8/31/88     9.32%       9.54%         99.0211     10.25%      10.52%        100.0156      9.38%       9.60%         99.4998
 9/30/88     8.98%       9.18%        103.4977      9.83%      10.07%        103.6568      9.08%       9.28%        100.4210
10/31/88     8.73%       8.92%        102.6830      9.46%       9.68%        103.3470      8.91%       9.11%        100.2296
11/30/88     9.06%       9.27%         96.5498      9.82%      10.06%         96.8502      9.41%       9.63%         99.3101
12/30/88     8.99%       9.19%        100.7340      9.69%       9.93%        101.1028      9.79%      10.03%         99.4848
 1/31/89     8.83%       9.03%        101.6630      9.49%       9.72%        101.8023      9.71%       9.94%        100.1133
 2/28/89     9.13%       9.34%         96.9254      9.65%       9.88%         98.6210     10.09%      10.34%         99.4842
 3/31/89     9.10%       9.30%        100.3944      9.64%       9.88%        100.0236     10.48%      10.76%         99.4598
 4/28/89     8.92%       9.12%        101.7912      9.41%       9.63%        102.1189     10.07%      10.33%        100.5587
 5/31/89     8.60%       8.79%        103.4278      9.12%       9.33%        102.5890      9.63%       9.87%        100.6021
 6/30/89     8.05%       8.21%        106.2381      8.58%       8.77%        105.1340      9.04%       9.25%        100.8134
 7/31/89     7.92%       8.07%        101.5115      8.43%       8.60%        101.4964      8.67%       8.86%        100.5090
 8/31/89     8.21%       8.38%         96.7600      8.58%       8.77%         98.5091      9.32%       9.54%         99.1127
 9/29/89     8.24%       8.41%         99.6298      8.68%       8.86%         99.1350      9.35%       9.57%         99.9593
10/31/89     7.91%       8.07%        103.7378      8.33%       8.50%        103.3720      8.87%       9.06%        100.6658
11/30/89     7.90%       8.05%        100.2165      8.31%       8.48%        100.1388      8.71%       8.90%        100.2092
12/29/89     7.99%       8.15%         98.9240      8.44%       8.62%         98.7531      8.86%       9.05%         99.8015
 1/31/90     8.46%       8.64%         94.9131      8.97%       9.17%         95.1120      9.19%       9.40%         99.5427
 2/28/90     8.54%       8.72%         99.1404      9.03%       9.23%         99.5131      9.32%       9.53%         99.8288
 3/30/90     8.64%       8.83%         98.9426      9.07%       9.27%         99.6378      9.39%       9.61%         99.8987
 4/30/90     9.02%       9.22%         96.1069      9.47%       9.70%         96.3599      9.65%       9.88%         99.6501
 5/31/90     8.58%       8.76%        104.6835      9.05%       9.26%        103.8650      9.21%       9.42%        100.5974
 6/29/90     8.40%       8.57%        101.9818      8.86%       9.05%        101.8196      8.96%       9.16%        100.3442
 7/31/90     8.42%       8.59%         99.7955      8.86%       9.05%        100.0147      8.70%       8.89%        100.3599
 8/31/90     8.98%       9.18%         94.1903      9.87%      10.11%         91.2071      8.76%       8.95%         99.9143
 9/28/90     8.94%       9.14%        100.3600      9.85%      10.09%        100.1822      8.92%       9.12%         99.7824
10/31/90     8.78%       8.97%        101.7241      9.77%      10.01%        100.7231      8.84%       9.03%        100.1155
11/30/90     8.40%       8.58%        104.1445      9.49%       9.72%        102.4382      8.68%       8.87%        100.2145
12/31/90     8.24%       8.41%        101.8195      9.47%       9.69%        100.2070      8.46%       8.64%        100.3038
 1/31/91     8.20%       8.36%        100.4431      9.31%       9.52%        101.4593      8.44%       8.62%        100.0225
 2/28/91     8.19%       8.36%        100.0369      9.23%       9.44%        100.7443      8.27%       8.45%        100.2347
 3/29/91     8.24%       8.41%         99.4909      9.26%       9.48%         99.6669      8.11%       8.27%        100.2307
 4/30/91     8.18%       8.35%        100.6179      9.24%       9.45%        100.2092      7.88%       8.03%        100.3202
 5/31/91     8.26%       8.43%         99.1458      9.25%       9.46%         99.9189      7.70%       7.85%        100.2496
 6/28/91     8.42%       8.60%         98.2656      9.35%       9.57%         99.1059      7.88%       8.04%         99.7466
 7/31/91     8.36%       8.53%        100.6541      9.25%       9.46%        100.8802      7.72%       7.87%        100.2188
 8/30/91     8.06%       8.22%        103.3743      8.98%       9.18%        102.4878      7.35%       7.49%        100.5208
 9/30/91     7.81%       7.96%        102.8796      8.81%       9.00%        101.5856      7.03%       7.15%        100.4481

                                   Appendix A

                                    Table 1
    Date   T-Bonds     T-Bonds         T-Bonds     Agency      Agency          Agency       STHG        STHG            STHG
           Coupon-      Annual        Old Bond      Bonds       Bonds       Bonds Old      Bonds       Bonds           Bonds
        Equivalent       Yield           Price    Coupon-      Annual            Bond     Coupon      Annual        Old Bond
             Yield                             Equivalent       Yield           Price Equivalent       Yield           Price
                                                    Yield                                  Yield
-------- ---------    --------       --------- ----------    --------       --------- ----------     -------        --------
10/31/91     7.90%       8.06%         98.9722      8.94%       9.14%         98.7988      6.67%       6.78%        100.5031
11/29/91     7.95%       8.11%         99.4317      8.79%       8.98%        101.4011      6.48%       6.58%        100.2717
12/31/91     7.40%       7.54%        106.5922      8.30%       8.47%        104.7428      5.98%       6.07%        100.7101
 1/31/92     7.76%       7.91%         95.8335      8.50%       8.68%         98.0923      6.07%       6.16%         99.8742
 2/28/92     7.83%       7.98%         99.1953      8.73%       8.92%         97.8424      6.09%       6.18%         99.9675
 3/31/92     7.97%       8.13%         98.4118      8.78%       8.97%         99.4738      6.36%       6.46%         99.6195
 4/30/92     8.05%       8.21%         99.0993      8.88%       9.08%         98.9570      5.95%       6.04%        100.5730
 5/31/92     7.84%       7.99%        102.4119      8.58%       8.76%        103.2153      5.70%       5.79%        100.3546
 6/30/92     7.79%       7.94%        100.5770      8.55%       8.73%        100.3224      5.41%       5.48%        100.4182
 7/31/92     7.46%       7.60%        103.9321      8.39%       8.57%        101.7450      5.00%       5.06%        100.5898
 8/31/92     7.42%       7.56%        100.4785      8.33%       8.50%        100.6580      4.76%       4.81%        100.3421
 9/30/92     7.37%       7.51%        100.6011      8.23%       8.40%        101.1070      4.41%       4.46%        100.5012
10/31/92     7.63%       7.78%         96.9528      8.45%       8.63%         97.6138      5.03%       5.09%         99.1135
11/30/92     7.60%       7.74%        100.3526      8.59%       8.77%         98.5009      5.48%       5.56%         99.3561
12/31/92     7.39%       7.53%        102.5195      9.06%       9.27%         95.1759      5.25%       5.32%        100.3362
 1/31/93     7.22%       7.35%        102.0741      8.81%       9.00%        102.6240      4.83%       4.89%        100.5950
 2/28/93     6.89%       7.01%        104.1619      8.52%       8.70%        103.1252      4.54%       4.59%        100.4174
 3/31/93     6.82%       6.94%        100.8891      8.54%       8.72%         99.7849      4.46%       4.51%        100.1134
 4/30/93     6.92%       7.04%         98.7426      8.53%       8.71%        100.1077      4.35%       4.40%        100.1610
 5/31/93     6.81%       6.93%        101.3986      8.54%       8.72%         99.8924      4.69%       4.74%         99.5130
 6/30/93     6.63%       6.74%        102.3313      8.22%       8.39%        103.5456      4.48%       4.53%        100.3014
 7/31/93     6.32%       6.42%        104.1465      8.10%       8.26%        101.3447      4.50%       4.55%         99.9727
 8/31/93     6.00%       6.09%        104.4281      7.73%       7.88%        104.2947      4.33%       4.38%        100.2415
 9/30/93     5.94%       6.03%        100.8356      7.66%       7.81%        100.8180      4.32%       4.36%        100.0201
10/31/93     6.21%       6.31%         96.3464      7.65%       7.80%        100.1170      4.43%       4.47%         99.8435
11/30/93     6.25%       6.35%         99.4610      8.04%       8.20%         95.6051      4.58%       4.63%         99.7835
12/31/93     6.22%       6.32%        100.4055      8.08%       8.24%         99.5509      4.53%       4.58%        100.0674
 1/31/94     6.29%       6.39%         99.0607      7.88%       8.04%        102.2883      4.36%       4.40%        100.2500
 2/28/94     6.68%       6.79%         95.0183      8.36%       8.53%         94.7610      4.87%       4.93%         99.2679
 3/31/94     7.09%       7.22%         94.8720      8.83%       9.03%         95.0640      5.36%       5.43%         99.2984
 4/29/94     7.32%       7.45%         97.2481      9.07%       9.27%         97.5673      5.88%       5.97%         99.2595
 5/31/94     7.43%       7.57%         98.6520      9.21%       9.43%         98.5151      6.19%       6.28%         99.5694
 6/30/94     7.62%       7.77%         97.7783      9.43%       9.65%         97.8855      6.36%       6.46%         99.7618
 7/29/94     7.38%       7.52%        102.8789      9.08%       9.29%        103.5570      6.22%       6.32%        100.1891
 8/31/94     7.45%       7.59%         99.1979      9.22%       9.44%         98.5361      6.34%       6.44%         99.8351
 9/30/94     7.82%       7.97%         95.7421      8.21%       8.38%        111.2693      6.76%       6.88%         99.4047
10/31/94     7.96%       8.12%         98.3455      8.34%       8.51%         98.5664      6.99%       7.11%         99.6834
11/30/94     8.00%       8.16%         99.6039      8.34%       8.51%        100.0062      7.69%       7.84%         99.0217
12/30/94     7.89%       8.04%        101.2846      8.20%       8.37%        101.5408      8.02%       8.18%         99.5408
 1/31/95     7.71%       7.86%        102.0481      8.06%       8.22%        101.6144      7.59%       7.74%        100.6031
 2/28/95     7.46%       7.60%        102.9698      7.85%       8.00%        102.3596      7.09%       7.22%        100.6984
 3/31/95     7.43%       7.57%        100.3791      7.80%       7.95%        100.5897      7.11%       7.24%         99.9706
 4/28/95     7.34%       7.47%        101.1114      7.70%       7.85%        101.1540      6.91%       7.03%        100.2888
 5/31/95     6.66%       6.77%        108.7546      7.02%       7.14%        108.5221      6.26%       6.35%        100.9185
 6/30/95     6.58%       6.69%        101.0415      6.95%       7.07%        100.7904      6.21%       6.30%        100.0678
 7/31/95     6.80%       6.92%         97.1999      7.17%       7.30%         97.2813      6.19%       6.29%        100.0254
 8/31/95     6.50%       6.61%        103.9380      7.04%       7.16%        101.7039      6.14%       6.23%        100.0777
 9/29/95     6.53%       6.64%         99.6074      6.96%       7.08%        100.9299      6.18%       6.27%         99.9393
10/31/95     6.32%       6.42%        102.8090      6.72%       6.83%        103.1387      5.99%       6.08%        100.2702
11/30/95     6.11%       6.20%        102.8720      6.50%       6.60%        102.8946      5.76%       5.84%        100.3289
12/29/95     5.92%       6.01%        102.6519      6.39%       6.49%        101.4632      5.54%       5.62%        100.2997
 1/31/96     5.95%       6.04%         99.5826      6.35%       6.45%        100.4925      5.27%       5.34%        100.3845


                                   Appendix A

                                    Table 1
    Date   T-Bonds     T-Bonds         T-Bonds     Agency      Agency          Agency       STHG        STHG            STHG
           Coupon-      Annual        Old Bond      Bonds       Bonds       Bonds Old      Bonds       Bonds           Bonds
        Equivalent       Yield           Price    Coupon-      Annual            Bond     Coupon      Annual        Old Bond
             Yield                             Equivalent       Yield           Price Equivalent       Yield           Price
                                                    Yield                                  Yield
-------- ---------    --------       --------- ----------    --------       --------- ----------     -------        --------
 2/29/96     6.47%       6.57%         93.1527      6.84%       6.95%         93.8454      5.71%       5.79%         99.3873
 3/31/96     6.73%       6.84%         96.6670      7.04%       7.16%         97.4797      6.00%       6.09%         99.5884
 4/30/96     6.97%       7.09%         96.9976      7.22%       7.35%         97.7441      6.24%       6.34%         99.6585
 5/31/96     7.00%       7.12%         99.6258      7.35%       7.48%         98.5159      6.38%       6.48%         99.8069
 6/30/96     6.90%       7.02%        101.2599      7.26%       7.39%        101.1073      6.28%       6.38%        100.1340
 7/31/96     6.98%       7.10%         99.0002      7.34%       7.48%         98.9449      6.40%       6.50%         99.8366
 8/31/96     7.13%       7.26%         98.1534      7.50%       7.64%         98.1949      6.47%       6.58%         99.8944
 9/30/96     6.93%       7.05%        102.5122      7.28%       7.41%        102.6287      6.27%       6.36%        100.2920
10/31/96     6.66%       6.77%        103.4861      7.04%       7.17%        102.9418      5.91%       6.00%        100.4968
11/30/96     6.36%       6.46%        103.9960      6.71%       6.82%        104.3268      5.81%       5.89%        100.1488
12/31/96     6.65%       6.76%         96.2518      6.95%       7.07%         96.9547      6.06%       6.15%         99.6523
 1/31/97     6.80%       6.92%         98.0908      7.13%       7.26%         97.7454      6.05%       6.14%        100.0085
 2/28/97     6.80%       6.92%        100.0000      7.22%       7.35%         98.9710      6.18%       6.28%         99.8108
 3/31/97     7.10%       7.23%         96.2957      7.49%       7.63%         96.7459      6.55%       6.66%         99.4865
 4/30/97     6.95%       7.07%        101.8803      7.34%       7.47%        101.8085      6.43%       6.53%        100.1704
 5/31/97     6.92%       7.04%        100.3772      7.28%       7.41%        100.7277      6.33%       6.43%        100.1325
 6/30/97     6.80%       6.92%        101.5273      7.08%       7.21%        102.4745      6.26%       6.36%        100.1002
 7/31/97     6.30%       6.40%        106.7021      6.63%       6.74%        105.8282      5.96%       6.05%        100.4259
 8/31/97     6.61%       6.72%         95.9768      6.89%       7.01%         96.7209      6.19%       6.28%         99.6809
 9/30/97     6.47%       6.57%        101.8435      6.85%       6.97%        100.5065      6.06%       6.15%        100.1767
10/31/97     6.21%       6.31%        103.5183      6.81%       6.93%        100.5086      5.99%       6.08%        100.0962
11/30/97     6.12%       6.21%        101.2296      6.50%       6.61%        104.0693      6.20%       6.29%         99.7148
12/31/97     5.93%       6.02%        102.6490      6.33%       6.43%        102.2715      6.06%       6.15%        100.1965
 1/31/98     5.82%       5.90%        101.5520      6.22%       6.32%        101.4869      5.80%       5.88%        100.3713
 2/28/98     5.92%       6.01%         98.6043      6.30%       6.40%         98.9277      5.97%       6.06%         99.7496
 3/31/98     5.94%       6.03%         99.7215      6.26%       6.36%        100.5384      6.00%       6.09%         99.9604
 4/30/98     5.95%       6.04%         99.8609      6.28%       6.38%         99.7314      5.99%       6.08%        100.0198
 5/31/98     5.81%       5.89%        101.9774      6.18%       6.28%        101.3575      5.97%       6.05%        100.0297
 6/30/98     5.62%       5.70%        102.7397      5.97%       6.06%        102.9153      5.94%       6.02%        100.0410
 7/31/98     5.72%       5.80%         98.5737      6.08%       6.17%         98.4908      5.93%       6.02%        100.0085
 8/31/98     5.30%       5.37%        106.2747      5.94%       6.03%        101.9498      5.69%       5.77%        100.3476
 9/30/98     4.98%       5.04%        104.9567      5.56%       5.64%        105.5157      5.24%       5.31%        100.6283
10/31/98     5.15%       5.22%         97.4171      6.02%       6.11%         93.6482      5.34%       5.41%         99.8605
11/30/98     5.08%       5.14%        101.0720      5.62%       5.70%        105.7678      5.43%       5.51%         99.8692
12/31/98     5.09%       5.15%         99.8470      5.65%       5.73%         99.5688      5.43%       5.51%        100.0014
 1/31/99     5.09%       5.15%        100.0000      5.73%       5.81%         98.8602      5.34%       5.41%        100.1352
 2/28/99     5.57%       5.65%         93.0405                                             5.74%       5.82%         99.4272
 3/31/99     5.63%       5.71%         99.1358                                             5.56%       5.64%        100.2571
 4/30/99     5.68%       5.76%         99.2837                                             5.61%       5.68%         99.9375
 5/31/99     5.84%       5.93%         97.7475                                             5.97%       6.05%         99.4907
 6/30/99     5.98%       6.07%         98.0586                                             6.11%       6.21%         99.7895
 7/31/99     6.11%       6.20%         98.2221                                             6.35%       6.45%         99.6688
 8/31/99     6.07%       6.16%        100.5494                                             6.55%       6.66%         99.7158
 9/30/99     6.06%       6.15%        100.1375                                             6.44%       6.55%        100.1507
10/31/99     6.16%       6.25%         98.6396                                             6.57%       6.67%         99.8298
11/30/99     6.29%       6.39%         98.2556                                             6.73%       6.84%         99.7697
12/31/99     6.48%       6.58%         97.5007                                             6.94%       7.06%         99.7071
 1/31/00     6.49%       6.60%         99.8686                                             7.19%       7.32%         99.6434


                                   Appendix A

                                    Table 2
    Date  T-Bill   T-Bill     T-Bill    Accep-    Accep-     Accep-        CD's     CD's        CD's        Repos      Repos
            Bank   Annual     Market    tances    tances     tances        Bank   Annual      Market         Bank     Annual
        Discount    Yield      Price      Bank    Annual     Market    Discount    Yield       Price     Discount      Yield
            Rate                      Discount     Yield      Price        Rate                              Rate
                                          Rate
-------- -------   ------    -------    ------    ------    -------      ------   ------     -------       ------     ------
12/31/81  11.08%   12.07%    97.1992    12.40%    13.63%    96.8656      12.90%   14.22%     96.7392       11.25%     12.08%
 1/29/82  12.52%   13.77%    96.8352    13.55%    15.00%    96.5749      13.95%   15.49%     96.4738       13.13%     14.24%
 2/26/82  12.44%   13.67%    96.8554    13.65%    15.12%    96.5496      14.10%   15.67%     96.4358       12.50%     13.51%
 3/31/82  13.26%   14.65%    96.6482    14.10%    15.67%    96.4358      14.80%   16.52%     96.2589       15.50%     17.02%
 4/30/82  12.34%   13.55%    96.8807    13.75%    15.24%    96.5243      14.20%   15.79%     96.4106       12.50%     13.51%
 5/31/82  11.50%   12.56%    97.0931    12.95%    14.28%    96.7265      13.40%   14.82%     96.6128       11.88%     12.80%
 6/30/82  12.76%   14.05%    96.7746    14.70%    16.40%    96.2842      15.05%   16.83%     96.1957       11.88%     12.80%
 7/30/82  10.17%   11.01%    97.4293    11.60%    12.68%    97.0678      12.00%   13.15%     96.9667        9.75%     10.39%
 8/31/82   8.42%    9.01%    97.8716     9.90%    10.70%    97.4975      10.40%   11.28%     97.3711        8.75%      9.28%
 9/30/82   7.62%    8.11%    98.0738    10.05%    10.87%    97.4596      10.50%   11.39%     97.3458       10.25%     10.95%
10/29/82   7.90%    8.43%    98.0031     8.80%     9.44%    97.7756       9.05%    9.73%     97.7124        9.13%      9.69%
11/30/82   8.28%    8.85%    97.9070     8.60%     9.22%    97.8261       8.95%    9.61%     97.7376        8.75%      9.28%
12/31/82   7.92%    8.45%    97.9980     8.55%     9.16%    97.8388       8.65%    9.27%     97.8135       12.00%     12.94%
 1/31/83   8.10%    8.65%    97.9525     8.50%     9.10%    97.8514       8.65%    9.27%     97.8135        8.38%      8.86%
 2/28/83   7.93%    8.46%    97.9955     8.05%     8.60%    97.9651       8.20%    8.76%     97.9272        8.25%      8.73%
 3/31/83   8.64%    9.26%    97.8160     8.90%     9.56%    97.7503       9.15%    9.84%     97.6871       10.25%     10.95%
 4/29/83   8.08%    8.63%    97.9576     8.25%     8.82%    97.9146       8.35%    8.93%     97.8893        8.50%      9.00%
 5/31/83   8.63%    9.25%    97.8185     8.95%     9.61%    97.7376       9.05%    9.73%     97.7124        8.40%      8.89%
 6/30/83   8.79%    9.43%    97.7781     9.00%     9.67%    97.7250       9.15%    9.84%     97.6871        9.38%      9.97%
 7/29/83   9.22%    9.92%    97.6694     9.45%    10.18%    97.6113       9.60%   10.36%     97.5733        9.20%      9.78%
 8/31/83   9.26%    9.97%    97.6593     9.55%    10.30%    97.5860       9.80%   10.58%     97.5228        9.25%      9.83%
 9/30/83   8.71%    9.34%    97.7983     9.00%     9.67%    97.7250       9.25%    9.95%     97.6618        9.50%     10.11%
10/31/83   8.51%    9.11%    97.8489     9.00%     9.67%    97.7250       9.30%   10.01%     97.6492        9.13%      9.69%
11/30/83   8.88%    9.53%    97.7553     9.13%     9.81%    97.6934       9.33%   10.05%     97.6416        8.88%      9.42%
12/30/83   8.97%    9.64%    97.7326     9.45%    10.18%    97.6113       9.65%   10.41%     97.5607       10.88%     11.66%
 1/31/84   8.89%    9.54%    97.7528     9.15%     9.84%    97.6871       9.37%   10.09%     97.6315        9.15%      9.72%
 2/29/84   9.14%    9.83%    97.6896     9.45%    10.18%    97.6113       9.70%   10.47%     97.5481        9.00%      9.56%
 3/30/84   9.72%   10.49%    97.5430    10.10%    10.93%    97.4469      10.28%   11.14%     97.4014       10.00%     10.67%
 4/30/84   9.72%   10.49%    97.5430    10.32%    11.18%    97.3913      10.55%   11.45%     97.3332       10.25%     10.95%
 5/31/84   9.75%   10.53%    97.5354    10.88%    11.84%    97.2498      11.45%   12.50%     97.1057       10.00%     10.67%
 6/29/84   9.92%   10.72%    97.4924    11.42%    12.47%    97.1133      11.75%   12.86%     97.0299       10.15%     10.84%
 7/31/84  10.40%   11.28%    97.3711    11.15%    12.15%    97.1815      11.43%   12.48%     97.1108       11.38%     12.23%
 8/31/84  10.63%   11.54%    97.3130    11.24%    12.26%    97.1588      11.60%   12.68%     97.0678       11.50%     12.37%
 9/28/84  10.22%   11.07%    97.4166    10.77%    11.71%    97.2776      11.23%   12.24%     97.1613       10.75%     11.52%
10/31/84   9.01%    9.68%    97.7225     9.48%    10.22%    97.6037       9.56%   10.31%     97.5834        9.80%     10.45%
11/30/84   8.44%    9.03%    97.8666     8.89%     9.54%    97.7528       8.92%    9.58%     97.7452        8.55%      9.06%
12/31/84   7.85%    8.37%    98.0157     8.20%     8.76%    97.9272       8.45%    9.05%     97.8640        8.88%      9.42%
 1/31/85   8.05%    8.60%    97.9651     8.17%     8.73%    97.9348       8.30%    8.88%     97.9019        8.38%      8.86%
 2/28/85   8.50%    9.10%    97.8514     8.75%     9.39%    97.7882       8.90%    9.56%     97.7503        8.50%      9.00%
 3/29/85   8.18%    8.74%    97.9323     8.60%     9.22%    97.8261       8.78%    9.42%     97.7806        8.50%      9.00%
 4/30/85   7.85%    8.37%    98.0157     8.15%     8.71%    97.9399       8.40%    8.99%     97.8767        8.00%      8.45%
 5/31/85   7.14%    7.58%    98.1952     7.37%     7.83%    98.1370       7.43%    7.90%     98.1219        7.35%      7.74%
 6/28/85   6.83%    7.24%    98.2735     7.37%     7.83%    98.1370       7.49%    7.97%     98.1067        7.55%      7.96%
 7/31/85   7.28%    7.73%    98.1598     7.70%     8.20%    98.0536       7.83%    8.35%     98.0208        8.75%      9.28%
 8/30/85   7.14%    7.58%    98.1952     7.67%     8.17%    98.0612       7.82%    8.34%     98.0233        7.45%      7.85%
 9/30/85   7.04%    7.47%    98.2204     7.70%     8.20%    98.0536       7.84%    8.36%     98.0182        7.65%      8.07%
10/31/85   7.19%    7.63%    98.1825     7.70%     8.20%    98.0536       7.71%    8.21%     98.0511        7.70%      8.12%
11/29/85   7.16%    7.60%    98.1901     7.73%     8.24%    98.0460       7.83%    8.35%     98.0208        7.80%      8.23%
12/31/85   7.05%    7.48%    98.2179     7.55%     8.04%    98.0915       7.72%    8.23%     98.0486        7.70%      8.12%
 1/31/86   6.97%    7.39%    98.2381     7.55%     8.04%    98.0915       7.69%    8.19%     98.0561        7.80%      8.23%
 2/28/86   7.02%    7.45%    98.2255     7.49%     7.97%    98.1067       7.54%    8.02%     98.0941        7.65%      8.07%
 3/31/86   6.34%    6.69%    98.3974     6.82%     7.22%    98.2761       7.08%    7.51%     98.2103        7.35%      7.74%
 4/30/86   6.10%    6.43%    98.4581     6.43%     6.79%    98.3746       6.50%    6.87%     98.3569        6.70%      7.03%
 5/30/86   6.30%    6.65%    98.4075     6.66%     7.05%    98.3165       6.80%    7.20%     98.2811        6.55%      6.87%
 6/30/86   5.96%    6.28%    98.4934     6.44%     6.80%    98.3721       6.55%    6.93%     98.3443        7.38%      7.76%
 7/31/86   5.79%    6.09%    98.5364     6.11%     6.44%    98.4555       6.30%    6.65%     98.4075        6.20%      6.49%
 8/29/86   5.17%    5.42%    98.6931     5.31%     5.57%    98.6578       5.45%    5.72%     98.6224        5.50%      5.74%
 9/30/86   5.20%    5.45%    98.6856     5.67%     5.96%    98.5668       5.82%    6.12%     98.5288        5.75%      6.00%
10/31/86   5.20%    5.45%    98.6856     5.53%     5.81%    98.6021       5.70%    5.99%     98.5592        5.65%      5.90%
11/28/86   5.39%    5.66%    98.6375     5.67%     5.96%    98.5668       5.78%    6.08%     98.5389        5.25%      5.47%
12/31/86   5.67%    5.96%    98.5668     5.95%     6.27%    98.4960       6.50%    6.87%     98.3569       17.00%     18.82%

                                   Appendix A

                                    Table 2
    Date  T-Bill   T-Bill     T-Bill    Accep-    Accep-     Accep-        CD's     CD's        CD's        Repos      Repos
            Bank   Annual     Market    tances    tances     tances        Bank   Annual      Market         Bank     Annual
        Discount    Yield      Price      Bank    Annual     Market    Discount    Yield       Price     Discount      Yield
            Rate                      Discount     Yield      Price        Rate                              Rate
                                          Rate
-------- -------   ------    -------    ------    ------    -------      ------   ------     -------       ------     ------
 1/30/87   5.60%    5.89%    98.5844     5.85%     6.16%    98.5213       6.10%    6.43%     98.4581        5.95%      6.22%
 2/27/87   5.45%    5.72%    98.6224     5.98%     6.30%    98.4884       6.15%    6.49%     98.4454        5.80%      6.06%
 3/31/87   5.61%    5.90%    98.5819     6.15%     6.49%    98.4454       6.32%    6.67%     98.4024        6.00%      6.27%
 4/30/87   5.53%    5.81%    98.6021     6.71%     7.10%    98.3039       6.70%    7.09%     98.3064        6.05%      6.33%
 5/29/87   5.86%    6.17%    98.5187     6.96%     7.38%    98.2407       6.97%    7.39%     98.2381        6.40%      6.70%
 6/30/87   5.73%    6.03%    98.5516     6.87%     7.28%    98.2634       6.95%    7.37%     98.2432        6.50%      6.81%
 7/31/87   6.07%    6.40%    98.4656     6.60%     6.98%    98.3317       6.77%    7.17%     98.2887        6.45%      6.76%
 8/31/87   6.25%    6.60%    98.4201     6.83%     7.24%    98.2735       7.05%    7.48%     98.2179        6.70%      7.03%
 9/30/87   6.61%    6.99%    98.3291     7.72%     8.23%    98.0486       7.98%    8.52%     97.9828        7.45%      7.85%
10/30/87   5.27%    5.53%    98.6679     7.25%     7.70%    98.1674       7.55%    8.04%     98.0915        6.65%      6.98%
11/30/87   5.21%    5.46%    98.6830     7.55%     8.04%    98.0915       7.70%    8.20%     98.0536        6.75%      7.08%
12/31/87   5.68%    5.97%    98.5642     7.08%     7.51%    98.2103       7.20%    7.65%     98.1800        6.90%      7.25%
 1/29/88   5.64%    5.93%    98.5743     6.77%     7.17%    98.2887       6.68%    7.07%     98.3114        6.35%      6.65%
 2/29/88   5.62%    5.91%    98.5794     6.49%     6.86%    98.3595       6.57%    6.95%     98.3393        6.30%      6.60%
 3/31/88   5.71%    6.00%    98.5566     6.60%     6.98%    98.3317       6.70%    7.09%     98.3064        6.50%      6.81%
 4/29/88   5.98%    6.30%    98.4884     6.94%     7.36%    98.2457       7.10%    7.53%     98.2053        6.80%      7.14%
 5/31/88   6.43%    6.79%    98.3746     7.42%     7.89%    98.1244       7.60%    8.09%     98.0789        6.80%      7.14%
 6/30/88   6.56%    6.94%    98.3418     7.51%     7.99%    98.1016       7.75%    8.26%     98.0410        7.30%      7.68%
 7/29/88   6.95%    7.37%    98.2432     7.94%     8.47%    97.9929       7.94%    8.47%     97.9929        7.56%      7.97%
 8/31/88   7.30%    7.76%    98.1547     8.26%     8.83%    97.9121       8.55%    9.16%     97.8388        7.70%      8.12%
 9/30/88   7.25%    7.70%    98.1674     8.19%     8.75%    97.9298       8.45%    9.05%     97.8640        8.50%      9.00%
10/31/88   7.36%    7.82%    98.1396     8.18%     8.74%    97.9323       8.45%    9.05%     97.8640        8.10%      8.56%
11/30/88   7.83%    8.35%    98.0208     8.88%     9.53%    97.7553       9.00%    9.67%     97.7250        8.20%      8.67%
12/30/88   8.10%    8.65%    97.9525     8.83%     9.48%    97.7680       9.25%    9.95%     97.6618        9.25%      9.83%
 1/31/89   8.39%    8.98%    97.8792     8.96%     9.62%    97.7351       9.20%    9.90%     97.6744        8.80%      9.33%
 2/28/89   8.71%    9.34%    97.7983     9.76%    10.54%    97.5329      10.13%   10.97%     97.4394        9.50%     10.11%
 3/31/89   8.90%    9.56%    97.7503     9.86%    10.65%    97.5076      10.15%   10.99%     97.4343        9.50%     10.11%
 4/28/89   8.41%    9.00%    97.8741     9.50%    10.24%    97.5986       9.80%   10.58%     97.5228        9.45%     10.06%
 5/31/89   8.61%    9.23%    97.8236     9.25%     9.95%    97.6618       9.40%   10.13%     97.6239        9.60%     10.22%
 6/30/89   7.99%    8.53%    97.9803     8.76%     9.40%    97.7857       9.10%    9.78%     97.6997        9.40%     10.00%
 7/31/89   7.80%    8.31%    98.0283     8.14%     8.70%    97.9424       8.40%    8.99%     97.8767        8.55%      9.06%
 8/31/89   7.89%    8.42%    98.0056     8.56%     9.17%    97.8362       8.80%    9.44%     97.7756        8.80%      9.33%
 9/29/89   7.91%    8.44%    98.0005     8.75%     9.39%    97.7882       9.00%    9.67%     97.7250        9.10%      9.67%
10/31/89   7.77%    8.28%    98.0359     8.26%     8.83%    97.9121       8.49%    9.09%     97.8539        8.80%      9.33%
11/30/89   7.59%    8.08%    98.0814     8.08%     8.63%    97.9576       8.30%    8.88%     97.9019        8.55%      9.06%
12/29/89   7.55%    8.04%    98.0915     7.89%     8.42%    98.0056       8.10%    8.65%     97.9525        9.20%      9.78%
 1/31/90   7.74%    8.25%    98.0435     8.00%     8.54%    97.9778       8.27%    8.84%     97.9095        8.15%      8.62%
 2/28/90   7.77%    8.28%    98.0359     7.99%     8.53%    97.9803       8.25%    8.82%     97.9146        8.13%      8.59%
 3/30/90   7.80%    8.31%    98.0283     8.15%     8.71%    97.9399       8.40%    8.99%     97.8767        8.05%      8.51%
 4/30/90   7.79%    8.30%    98.0309     8.29%     8.87%    97.9045       8.56%    9.17%     97.8362        7.95%      8.40%
 5/31/90   7.75%    8.26%    98.0410     8.03%     8.57%    97.9702       8.28%    8.85%     97.9070        8.00%      8.45%
 6/29/90   7.74%    8.25%    98.0435     7.96%     8.49%    97.9879       8.25%    8.82%     97.9146        8.20%      8.67%
 7/31/90   7.49%    7.97%    98.1067     7.59%     8.08%    98.0814       7.92%    8.45%     97.9980        7.93%      8.37%
 8/31/90   7.39%    7.86%    98.1320     7.70%     8.20%    98.0536       8.02%    8.56%     97.9727        7.95%      8.40%
 9/28/90   7.14%    7.58%    98.1952     7.92%     8.45%    97.9980       8.19%    8.75%     97.9298        8.00%      8.45%
10/31/90   7.11%    7.55%    98.2028     7.66%     8.16%    98.0637       7.96%    8.49%     97.9879        7.75%      8.18%
11/30/90   7.02%    7.45%    98.2255     7.90%     8.43%    98.0031       8.30%    8.88%     97.9019        7.55%      7.96%
12/31/90   6.44%    6.80%    98.3721     7.17%     7.61%    98.1876       7.50%    7.98%     98.1042        6.75%      7.08%
 1/31/91   6.12%    6.45%    98.4530     6.71%     7.10%    98.3039       6.97%    7.39%     98.2381        7.25%      7.63%
 2/28/91   6.04%    6.37%    98.4732     6.54%     6.91%    98.3468       6.75%    7.15%     98.2938        6.85%      7.19%
 3/29/91   5.74%    6.04%    98.5491     6.08%     6.41%    98.4631       6.27%    6.62%     98.4151        7.50%      7.90%
 4/30/91   5.51%    5.79%    98.6072     5.75%     6.05%    98.5465       5.95%    6.27%     98.4960        5.75%      6.00%
 5/31/91   5.53%    5.81%    98.6021     5.85%     6.16%    98.5213       5.95%    6.27%     98.4960        5.80%      6.06%
 6/28/91   5.54%    5.82%    98.5996     5.95%     6.27%    98.4960       6.07%    6.40%     98.4656        5.85%      6.11%
 7/31/91   5.53%    5.81%    98.6021     5.90%     6.21%    98.5086       5.97%    6.29%     98.4909        5.90%      6.17%
 8/30/91   5.33%    5.59%    98.6527     5.55%     5.83%    98.5971       5.70%    5.99%     98.5592        5.40%      5.63%
 9/30/91   5.11%    5.35%    98.7083     5.40%     5.67%    98.6350       5.55%    5.83%     98.5971        6.60%      6.92%
10/31/91   4.82%    5.04%    98.7816     5.05%     5.29%    98.7235       5.20%    5.45%     98.6856        5.00%      5.20%
11/29/91   4.35%    4.53%    98.9004     4.84%     5.06%    98.7766       4.95%    5.18%     98.7488        4.82%      5.01%
12/31/91   3.86%    4.01%    99.0243     4.05%     4.21%    98.9763       4.18%    4.35%     98.9434        5.25%      5.47%
 1/31/92   3.84%    3.99%    99.0293     4.01%     4.17%    98.9864       4.15%    4.32%     98.9510        5.65%      5.90%

                                   Appendix A

                                    Table 2

    Date  T-Bill   T-Bill     T-Bill    Accep-    Accep-     Accep-        CD's     CD's        CD's        Repos      Repos
            Bank   Annual     Market    tances    tances     tances        Bank   Annual      Market         Bank     Annual
        Discount    Yield      Price      Bank    Annual     Market    Discount    Yield       Price     Discount      Yield
            Rate                      Discount     Yield      Price        Rate                              Rate
                                          Rate
-------- -------   ------    -------    ------    ------    -------      ------   ------     -------       ------     ------
 2/28/92   3.93%    4.09%    99.0066     4.07%     4.24%    98.9712       4.18%    4.35%     98.9434        4.05%      4.19%
 3/31/92   4.05%    4.21%    98.9763     4.17%     4.34%    98.9459       4.30%    4.48%     98.9131        4.63%      4.81%
 4/30/92   3.70%    3.84%    99.0647     4.00%     4.16%    98.9889       3.85%    4.00%     99.0268        3.75%      3.88%
 5/31/92   3.70%    3.84%    99.0647     3.84%     3.99%    99.0293       3.95%    4.11%     99.0015        3.75%      3.88%
 6/30/92   3.57%    3.70%    99.0976     3.77%     3.92%    99.0470       3.88%    4.03%     99.0192        3.70%      3.82%
 7/31/92   3.18%    3.29%    99.1962     3.33%     3.45%    99.1583       3.38%    3.50%     99.1456        3.38%      3.49%
 8/31/92   3.16%    3.27%    99.2012     3.30%     3.42%    99.1658       3.42%    3.54%     99.1355        3.60%      3.72%
 9/30/92   2.69%    2.77%    99.3200     3.07%     3.17%    99.2240       3.15%    3.26%     99.2038        4.75%      4.93%
10/31/92   2.96%    3.06%    99.2518     3.33%     3.45%    99.1583       3.42%    3.54%     99.1355        3.05%      3.14%
11/30/92   3.27%    3.39%    99.1734     3.70%     3.84%    99.0647       3.85%    4.00%     99.0268        3.60%      3.72%
12/31/92   3.08%    3.18%    99.2214     3.31%     3.43%    99.1633       3.35%    3.47%     99.1532        3.50%      3.61%
 1/31/93   2.90%    3.00%    99.2669     3.09%     3.20%    99.2189       3.12%    3.23%     99.2113        3.05%      3.14%
 2/28/93   2.95%    3.05%    99.2543     3.09%     3.20%    99.2189       3.13%    3.24%     99.2088        3.25%      3.35%
 3/31/93   2.89%    2.98%    99.2695     3.10%     3.21%    99.2164       3.12%    3.23%     99.2113        4.00%      4.14%
 4/30/93   2.91%    3.01%    99.2644     3.04%     3.14%    99.2316       3.08%    3.18%     99.2214        3.00%      3.09%
 5/31/93   3.06%    3.16%    99.2265     3.16%     3.27%    99.2012       3.22%    3.33%     99.1861        3.10%      3.19%
 6/30/93   3.03%    3.13%    99.2341     3.14%     3.25%    99.2063       3.19%    3.30%     99.1936        3.80%      3.93%
 7/31/93   3.03%    3.13%    99.2341     3.11%     3.22%    99.2139       3.15%    3.26%     99.2038        2.95%      3.04%
 8/31/93   3.01%    3.11%    99.2391     3.09%     3.20%    99.2189       3.14%    3.25%     99.2063        3.20%      3.30%
 9/30/93   2.92%    3.02%    99.2619     3.10%     3.21%    99.2164       3.25%    3.36%     99.1785        3.40%      3.51%
10/31/93   3.03%    3.13%    99.2341     3.25%     3.36%    99.1785       3.30%    3.42%     99.1658        3.00%      3.09%
11/30/93   3.14%    3.25%    99.2063     3.31%     3.43%    99.1633       3.35%    3.47%     99.1532        3.05%      3.14%
12/31/93   3.01%    3.11%    99.2391     3.19%     3.30%    99.1936       3.24%    3.35%     99.1810        3.20%      3.30%
 1/31/94   2.96%    3.06%    99.2518     3.08%     3.18%    99.2214       3.13%    3.24%     99.2088        3.16%      3.26%
 2/28/94   3.36%    3.48%    99.1507     3.55%     3.68%    99.1026       3.65%    3.79%     99.0774        3.50%      3.61%
 3/31/94   3.48%    3.61%    99.1203     3.80%     3.95%    99.0394       3.83%    3.98%     99.0319        3.63%      3.75%
 4/29/94   3.87%    4.02%    99.0218     4.15%     4.32%    98.9510       4.20%    4.37%     98.9383        3.55%      3.67%
 5/31/94   4.16%    4.33%    98.9484     4.45%     4.64%    98.8751       4.52%    4.72%     98.8574        4.50%      4.67%
 6/30/94   4.15%    4.32%    98.9510     4.69%     4.90%    98.8145       4.73%    4.94%     98.8044        5.25%      5.47%
 7/29/94   4.27%    4.45%    98.9206     4.58%     4.78%    98.8423       4.67%    4.88%     98.8195        4.23%      4.38%
 8/31/94   4.56%    4.76%    98.8473     4.82%     5.04%    98.7816       4.89%    5.12%     98.7639        4.78%      4.97%
 9/30/94   4.67%    4.88%    98.8195     5.30%     5.56%    98.6603       5.41%    5.68%     98.6325        5.00%      5.20%
10/31/94   5.03%    5.27%    98.7285     5.45%     5.72%    98.6224       5.54%    5.82%     98.5996        4.71%      4.89%
11/30/94   5.56%    5.84%    98.5946     6.02%     6.34%    98.4783       6.12%    6.45%     98.4530        5.60%      5.84%
12/30/94   5.53%    5.81%    98.6021     6.25%     6.60%    98.4201       6.39%    6.75%     98.3848        5.78%      6.04%
 1/31/95   5.83%    6.14%    98.5263     6.10%     6.43%    98.4581       6.23%    6.57%     98.4252        5.88%      6.14%
 2/28/95   5.76%    6.06%    98.5440     6.03%     6.35%    98.4758       6.11%    6.44%     98.4555        6.23%      6.52%
 3/31/95   5.70%    5.99%    98.5592     6.07%     6.40%    98.4656       6.19%    6.53%     98.4353        6.40%      6.70%
 4/30/95   5.69%    5.98%    98.5617     6.01%     6.33%    98.4808       6.10%    6.43%     98.4581        6.04%      6.32%
 5/31/95   5.63%    5.92%    98.5769     5.86%     6.17%    98.5187       5.96%    6.28%     98.4934        6.18%      6.46%
 6/30/95   5.44%    5.71%    98.6249     5.80%     6.10%    98.5339       5.96%    6.28%     98.4934        6.33%      6.63%
 7/31/95   5.42%    5.69%    98.6299     5.65%     5.94%    98.5718       5.76%    6.06%     98.5440        5.90%      6.17%
 8/31/95   5.29%    5.55%    98.6628     5.68%     5.97%    98.5642       5.75%    6.05%     98.5465        5.88%      6.14%
 9/30/95   5.24%    5.49%    98.6754     5.73%     6.03%    98.5516       5.82%    6.12%     98.5288        6.38%      6.68%
10/31/95   5.32%    5.58%    98.6552     5.67%     5.96%    98.5668       5.78%    6.08%     98.5389        5.99%      6.26%
11/30/95   5.32%    5.58%    98.6552     5.59%     5.87%    98.5870       5.71%    6.00%     98.5566        6.00%      6.27%
12/31/95   4.96%    5.19%    98.7462     5.45%     5.72%    98.6224       5.48%    5.75%     98.6148        5.93%      6.19%
 1/31/96   4.91%    5.14%    98.7589     5.14%     5.39%    98.7007       5.24%    5.49%     98.6754        5.93%      6.20%
 2/29/96   4.89%    5.12%    98.7639     5.11%     5.35%    98.7083       5.20%    5.45%     98.6856        5.25%      5.46%
 3/31/96   5.00%    5.23%    98.7361     5.29%     5.55%    98.6628       5.36%    5.62%     98.6451        5.03%      5.23%
 4/30/96   5.01%    5.24%    98.7336     5.28%     5.54%    98.6653       5.34%    5.60%     98.6502        5.40%      5.62%
 5/31/96   5.04%    5.28%    98.7260     5.32%     5.58%    98.6552       5.37%    5.63%     98.6426        5.33%      5.55%
 6/30/96   5.04%    5.28%    98.7260     5.40%     5.67%    98.6350       5.48%    5.75%     98.6148        5.38%      5.60%
 7/31/96   5.18%    5.43%    98.6906     5.45%     5.72%    98.6224       5.55%    5.83%     98.5971        5.88%      6.14%
 8/31/96   5.15%    5.40%    98.6982     5.34%     5.60%    98.6502       5.45%    5.72%     98.6224        5.18%      5.39%
 9/30/96   4.91%    5.14%    98.7589     5.31%     5.57%    98.6578       5.51%    5.79%     98.6072        5.84%      6.10%
10/31/96   5.01%    5.24%    98.7336     5.31%     5.57%    98.6578       5.39%    5.66%     98.6375        6.08%      6.35%
11/30/96   5.00%    5.23%    98.7361     5.30%     5.56%    98.6603       5.40%    5.67%     98.6350        5.88%      6.14%
12/31/96   5.07%    5.31%    98.7184     5.32%     5.58%    98.6552       5.41%    5.68%     98.6325        6.25%      6.54%
 1/31/97   5.02%    5.26%    98.7311     5.32%     5.58%    98.6552       5.42%    5.69%     98.6299        5.44%      5.67%
 2/28/97   5.09%    5.33%    98.7134     5.30%     5.56%    98.6603       5.41%    5.68%     98.6325        5.35%      5.57%

                                   Appendix A

                                    Table 2
    Date  T-Bill   T-Bill     T-Bill    Accep-    Accep-     Accep-        CD's     CD's        CD's        Repos      Repos
            Bank   Annual     Market    tances    tances     tances        Bank   Annual      Market         Bank     Annual
        Discount    Yield      Price      Bank    Annual     Market    Discount    Yield       Price     Discount      Yield
            Rate                      Discount     Yield      Price        Rate                              Rate
                                          Rate
-------- -------   ------    -------    ------    ------    -------      ------   ------     -------       ------     ------
 3/31/97   5.21%    5.46%    98.6830     5.63%     5.92%    98.5769       5.69%    5.98%     98.5617        6.20%      6.49%
 4/30/97   5.14%    5.39%    98.7007     5.65%     5.94%    98.5718       5.72%    6.02%     98.5541        4.98%      5.18%
 5/31/97   4.82%    5.04%    98.7816     5.61%     5.90%    98.5819       5.69%    5.98%     98.5617        5.48%      5.71%
 6/30/97   5.06%    5.30%    98.7209     5.62%     5.91%    98.5794       5.66%    5.95%     98.5693        5.95%      6.22%
 7/31/97   5.11%    5.35%    98.7083     5.49%     5.77%    98.6123       5.57%    5.85%     98.5920        5.95%      6.22%
 8/31/97   5.10%    5.34%    98.7108     5.53%     5.81%    98.6021       5.59%    5.87%     98.5870        5.45%      5.68%
 9/30/97   5.18%    5.43%    98.6906     5.56%     5.84%    98.5946       5.67%    5.96%     98.5668        6.33%      6.63%
10/31/97   5.07%    5.31%    98.7184     5.58%     5.86%    98.5895       5.58%    5.86%     98.5895        5.60%      5.84%
11/30/97   5.08%    5.32%    98.7159     5.74%     6.04%    98.5491       5.70%    5.99%     98.5592        5.68%      5.93%
12/31/97   5.22%    5.47%    98.6805     5.55%     5.83%    98.5971       5.65%    5.94%     98.5718        6.18%      6.47%
 1/31/98   5.06%    5.30%    98.7209     5.48%     5.75%    98.6148       5.52%    5.80%     98.6047        5.63%      5.87%
 2/28/98   5.18%    5.43%    98.6906     5.51%     5.79%    98.6072       5.58%    5.86%     98.5895        5.43%      5.66%
 3/31/98   5.02%    5.26%    98.7311     5.50%     5.78%    98.6097       5.60%    5.89%     98.5844        5.98%      6.25%
 4/30/98   4.87%    5.09%    98.7690     5.48%     5.75%    98.6148       5.60%    5.89%     98.5844        5.43%      5.66%
 5/31/98   4.89%    5.12%    98.7639     5.50%     5.78%    98.6097       5.59%    5.87%     98.5870        5.85%      6.11%
 6/30/98   4.97%    5.20%    98.7437     5.53%     5.81%    98.6021       5.61%    5.90%     98.5819        5.68%      5.93%
 7/31/98   4.97%    5.20%    98.7437     5.50%     5.78%    98.6097       5.59%    5.87%     98.5870        5.68%      5.93%
 8/31/98   4.77%    4.99%    98.7943     5.46%     5.73%    98.6198       5.53%    5.81%     98.6021        6.15%      6.43%
 9/30/98   4.26%    4.44%    98.9232     5.21%     5.46%    98.6830       5.25%    5.50%     98.6729        5.13%      5.34%
10/31/98   4.23%    4.41%    98.9308     5.10%     5.34%    98.7108       5.17%    5.42%     98.6931        5.13%      5.34%
11/30/98   4.42%    4.61%    98.8827     5.14%     5.39%    98.7007       5.26%    5.52%     98.6704        5.03%      5.23%
12/31/98   4.37%    4.56%    98.8954     5.15%     5.40%    98.6982       4.97%    5.20%     98.7437        4.98%      5.18%
 1/31/99   4.37%    4.56%    98.8954     4.78%     5.00%    98.7917       4.87%    5.09%     98.7690        4.68%      4.86%
 2/28/99   4.55%    4.75%    98.8499     4.82%     5.04%    98.7816       4.94%    5.17%     98.7513        4.78%      4.97%
 3/31/99   4.37%    4.56%    98.8954     4.83%     5.05%    98.7791       4.90%    5.13%     98.7614        5.18%      5.39%
 4/30/99   4.43%    4.62%    98.8802     4.78%     5.00%    98.7917       4.87%    5.09%     98.7690        5.03%      5.23%
 5/31/99   4.53%    4.73%    98.8549     4.88%     5.10%    98.7664       5.00%    5.23%     98.7361        4.83%      5.02%
 6/30/99   4.65%    4.86%    98.8246     5.24%     5.49%    98.6754       5.32%    5.58%     98.6552        4.48%      4.65%
 7/31/99   4.62%    4.82%    98.8322     5.15%     5.40%    98.6982       5.32%    5.58%     98.6552        5.05%      5.25%
 8/31/99   4.84%    5.06%    98.7766     5.38%     5.65%    98.6401       5.44%    5.71%     98.6249        5.33%      5.55%
 9/30/99   4.74%    4.95%    98.8018     5.38%     5.65%    98.6401       6.02%    6.34%     98.4783        5.23%      5.45%
10/31/99   4.97%    5.20%    98.7437     6.10%     6.43%    98.4581       6.13%    6.46%     98.4505        5.20%      5.41%
11/30/99   5.15%    5.40%    98.6982     5.90%     6.21%    98.5086       6.00%    6.32%     98.4833        5.68%      5.93%
12/31/99   5.17%    5.42%    98.6931     5.88%     6.19%    98.5137       5.90%    6.21%     98.5086        5.63%      5.87%
 1/31/00   5.53%    5.81%    98.6021     5.92%     6.23%    98.5036       6.00%    6.32%     98.4833        5.68%      5.93%


                                   Appendix A

                                   Appendix B

                          DOW JONES INDUSTRIAL AVERAGE

              Dow Jones                  Dow Jones                    Dow Jones
              Industrial                 Industrial                   Industrial
    Date       Average          Date        Average         Date        Average
---------------------------  --------------------------  -----------------------
 Jan 2, 1990   2,810.20     Mar 28, 1990   2,743.70     Jun 25, 1990   2,845.05
 Jan 3, 1990   2,809.72     Mar 29, 1990   2,727.70     Jun 26, 1990   2,842.33
 Jan 4, 1990   2,796.08     Mar 30, 1990   2,707.20     Jun 27, 1990   2,862.13
 Jan 5, 1990   2,773.26      Apr 2, 1990   2,700.46     Jun 28, 1990   2,878.71
 Jan 8, 1990   2,794.38      Apr 3, 1990   2,736.72     Jun 29, 1990   2,880.69
 Jan 9, 1990   2,766.00      Apr 4, 1990   2,719.38      Jul 2, 1990   2,899.26
Jan 10, 1990   2,750.64      Apr 5, 1990   2,721.18      Jul 3, 1990   2,911.63
Jan 11, 1990   2,760.66      Apr 6, 1990   2,717.12      Jul 5, 1990   2,879.21
Jan 12, 1990   2,689.20      Apr 9, 1990   2,722.08      Jul 6, 1990   2,904.95
Jan 15, 1990   2,669.36     Apr 10, 1990   2,731.08      Jul 9, 1990   2,914.11
Jan 16, 1990   2,692.62     Apr 11, 1990   2,729.74     Jul 10, 1990   2,890.84
Jan 17, 1990   2,659.14     Apr 12, 1990   2,751.80     Jul 11, 1990   2,932.67
Jan 18, 1990   2,666.38     Apr 16, 1990   2,763.06     Jul 12, 1990   2,969.80
Jan 19, 1990   2,677.90     Apr 17, 1990   2,765.78     Jul 13, 1990   2,980.20
Jan 22, 1990   2,600.46     Apr 18, 1990   2,732.88     Jul 16, 1990   2,999.75
Jan 23, 1990   2,615.32     Apr 19, 1990   2,711.94     Jul 17, 1990   2,999.75
Jan 24, 1990   2,604.50     Apr 20, 1990   2,695.94     Jul 18, 1990   2,981.68
Jan 25, 1990   2,561.00     Apr 24, 1990   2,654.50     Jul 19, 1990   2,993.81
Jan 26, 1990   2,559.24     Apr 25, 1990   2,666.44     Jul 20, 1990   2,961.14
Jan 29, 1990   2,553.38     Apr 26, 1990   2,676.58     Jul 23, 1990   2,904.70
Jan 30, 1990   2,543.24     Apr 27, 1990   2,645.06     Jul 24, 1990   2,922.52
Jan 31, 1990   2,590.54     Apr 30, 1990   2,656.80     Jul 25, 1990   2,930.94
 Feb 1, 1990   2,586.26      May 1, 1990   2,668.92     Jul 26, 1990   2,920.79
 Feb 2, 1990   2,602.70      May 2, 1990   2,689.64     Jul 27, 1990   2,898.51
 Feb 5, 1990   2,622.52      May 3, 1990   2,696.18     Jul 30, 1990   2,917.33
 Feb 6, 1990   2,606.30      May 4, 1990   2,710.36     Jul 31, 1990   2,905.20
 Feb 7, 1990   2,640.10      May 7, 1990   2,721.62      Aug 1, 1990   2,899.25
 Feb 8, 1990   2,644.36      May 8, 1990   2,733.56      Aug 2, 1990   2,864.60
 Feb 9, 1990   2,648.20      May 9, 1990   2,732.88      Aug 3, 1990   2,809.65
Feb 12, 1990   2,619.14     May 10, 1990   2,738.52      Aug 6, 1990   2,716.34
Feb 13, 1990   2,624.10     May 11, 1990   2,801.58      Aug 7, 1990   2,710.64
Feb 14, 1990   2,624.32     May 14, 1990   2,821.54      Aug 8, 1990   2,734.90
Feb 15, 1990   2,649.54     May 15, 1990   2,822.46      Aug 9, 1990   2,758.91
Feb 16, 1990   2,635.58     May 16, 1990   2,819.68     Aug 10, 1990   2,716.58
Feb 20, 1990   2,596.84     May 17, 1990   2,831.72     Aug 13, 1990   2,746.78
Feb 21, 1990   2,583.56     May 18, 1990   2,819.92     Aug 14, 1990   2,747.77
Feb 22, 1990   2,574.78     May 21, 1990   2,844.68     Aug 15, 1990   2,748.27
Feb 23, 1990   2,564.18     May 22, 1990   2,852.24     Aug 16, 1990   2,681.44
Feb 26, 1990   2,602.48     May 23, 1990   2,856.26     Aug 17, 1990   2,644.80
Feb 27, 1990   2,617.12     May 24, 1990   2,855.56     Aug 20, 1990   2,656.44
Feb 28, 1990   2,627.26     May 25, 1990   2,820.92     Aug 21, 1990   2,603.96
 Mar 1, 1990   2,635.58     May 29, 1990   2,870.50     Aug 22, 1990   2,560.15
 Mar 2, 1990   2,660.36     May 30, 1990   2,878.56     Aug 23, 1990   2,483.42
 Mar 5, 1990   2,649.54     May 31, 1990   2,876.66     Aug 24, 1990   2,532.92
 Mar 6, 1990   2,676.80      Jun 1, 1990   2,900.98     Aug 27, 1990   2,611.63
 Mar 7, 1990   2,669.60      Jun 4, 1990   2,935.19     Aug 28, 1990   2,614.85
 Mar 8, 1990   2,696.18      Jun 5, 1990   2,925.00     Aug 29, 1990   2,632.43
 Mar 9, 1990   2,683.34      Jun 6, 1990   2,911.65     Aug 30, 1990   2,593.32
Mar 12, 1990   2,686.72      Jun 7, 1990   2,897.33     Aug 31, 1990   2,614.36
Mar 13, 1990   2,674.54      Jun 8, 1990   2,862.38      Sep 4, 1990   2,613.37
Mar 14, 1990   2,687.84     Jun 11, 1990   2,892.57      Sep 5, 1990   2,628.22
Mar 15, 1990   2,695.72     Jun 12, 1990   2,933.42      Sep 6, 1990   2,596.29
Mar 16, 1990   2,741.22     Jun 13, 1990   2,929.95      Sep 7, 1990   2,619.55
Mar 19, 1990   2,755.64     Jun 14, 1990   2,928.22     Sep 10, 1990   2,615.59
Mar 20, 1990   2,738.74     Jun 15, 1990   2,935.89     Sep 11, 1990   2,612.62
Mar 21, 1990   2,727.92     Jun 18, 1990   2,882.18     Sep 12, 1990   2,625.74
Mar 22, 1990   2,695.72     Jun 19, 1990   2,893.56     Sep 13, 1990   2,582.67
Mar 23, 1990   2,704.28     Jun 20, 1990   2,895.30     Sep 14, 1990   2,564.11
Mar 26, 1990   2,707.66     Jun 21, 1990   2,901.73     Sep 17, 1990   2,567.33
Mar 27, 1990   2,736.94     Jun 22, 1990   2,857.18     Sep 18, 1990   2,571.29

                                 Appendix B
                                   page 1

                          DOW JONES INDUSTRIAL AVERAGE

              Dow Jones                   Dow Jones                  Dow Jones
              Industrial                 Industrial                 Industrial
    Date       Average          Date      Average           Date      Average
-------------------------- --------------------------   ----------------------
Sep 19, 1990   2,557.43     Dec 13, 1990   2,614.36     Mar 13, 1991   2,955.20
Sep 20, 1990   2,518.32     Dec 14, 1990   2,593.81     Mar 14, 1991   2,952.23
Sep 21, 1990   2,512.38     Dec 17, 1990   2,593.32     Mar 15, 1991   2,948.27
Sep 24, 1990   2,452.97     Dec 18, 1990   2,626.73     Mar 18, 1991   2,929.95
Sep 25, 1990   2,485.64     Dec 19, 1990   2,626.73     Mar 19, 1991   2,867.82
Sep 26, 1990   2,459.65     Dec 20, 1990   2,629.46     Mar 20, 1991   2,872.03
Sep 27, 1990   2,427.48     Dec 21, 1990   2,633.66     Mar 21, 1991   2,855.45
Sep 28, 1990   2,452.48     Dec 24, 1990   2,621.29     Mar 22, 1991   2,858.91
 Oct 1, 1990   2,515.84     Dec 26, 1990   2,637.13     Mar 25, 1991   2,865.84
 Oct 2, 1990   2,505.20     Dec 27, 1990   2,625.50     Mar 26, 1991   2,914.85
 Oct 3, 1990   2,489.36     Dec 28, 1990   2,629.21     Mar 27, 1991   2,917.57
 Oct 4, 1990   2,516.83     Dec 31, 1990   2,633.66     Mar 28, 1991   2,913.86
 Oct 5, 1990   2,510.64      Jan 2, 1991   2,610.64      Apr 1, 1991   2,881.19
 Oct 8, 1990   2,523.76      Jan 3, 1991   2,573.51      Apr 2, 1991   2,945.05
 Oct 9, 1990   2,445.54      Jan 4, 1991   2,566.09      Apr 3, 1991   2,926.73
Oct 10, 1990   2,407.92      Jan 7, 1991   2,522.77      Apr 4, 1991   2,924.50
Oct 11, 1990   2,365.10      Jan 8, 1991   2,509.41      Apr 5, 1991   2,896.78
Oct 12, 1990   2,398.02      Jan 9, 1991   2,470.30      Apr 8, 1991   2,918.56
Oct 16, 1990   2,381.19     Jan 11, 1991   2,501.49     Apr 10, 1991   2,874.50
Oct 17, 1990   2,387.87     Jan 14, 1991   2,483.91     Apr 11, 1991   2,905.45
Oct 18, 1990   2,452.72     Jan 15, 1991   2,490.59     Apr 12, 1991   2,920.79
Oct 19, 1990   2,520.79     Jan 16, 1991   2,508.91     Apr 15, 1991   2,933.17
Oct 22, 1990   2,516.09     Jan 17, 1991   2,623.51     Apr 16, 1991   2,986.88
Oct 23, 1990   2,494.06     Jan 18, 1991   2,646.78     Apr 17, 1991   3,004.46
Oct 24, 1990   2,504.21     Jan 22, 1991   2,603.22     Apr 18, 1991   2,999.26
Oct 25, 1990   2,484.16     Jan 23, 1991   2,619.06     Apr 19, 1991   2,965.59
Oct 26, 1990   2,436.14     Jan 24, 1991   2,643.07     Apr 22, 1991   2,927.72
Oct 29, 1990   2,430.20     Jan 25, 1991   2,659.41     Apr 23, 1991   2,930.45
Oct 30, 1990   2,448.02     Jan 28, 1991   2,654.46     Apr 24, 1991   2,949.50
Oct 31, 1990   2,442.33     Jan 29, 1991   2,662.62     Apr 25, 1991   2,921.04
 Nov 1, 1990   2,454.95     Jan 30, 1991   2,713.12     Apr 26, 1991   2,912.38
 Nov 2, 1990   2,490.84     Jan 31, 1991   2,736.39     Apr 29, 1991   2,876.98
 Nov 5, 1990   2,502.23      Feb 1, 1991   2,730.69     Apr 30, 1991   2,887.87
 Nov 6, 1990   2,485.15      Feb 4, 1991   2,772.28      May 1, 1991   2,930.20
 Nov 7, 1990   2,441.09      Feb 5, 1991   2,788.37      May 2, 1991   2,938.61
 Nov 8, 1990   2,443.81      Feb 6, 1991   2,830.94      May 3, 1991   2,938.86
 Nov 9, 1990   2,488.61      Feb 7, 1991   2,810.64      May 6, 1991   2,941.64
Nov 12, 1990   2,540.35      Feb 8, 1991   2,830.69      May 7, 1991   2,917.49
Nov 13, 1990   2,535.40     Feb 11, 1991   2,902.23      May 8, 1991   2,930.90
Nov 14, 1990   2,559.65     Feb 12, 1991   2,874.75      May 9, 1991   2,971.15
Nov 15, 1990   2,545.05     Feb 13, 1991   2,909.16     May 10, 1991   2,920.17
Nov 16, 1990   2,550.25     Feb 14, 1991   2,877.23     May 13, 1991   2,924.42
Nov 19, 1990   2,565.35     Feb 15, 1991   2,934.65     May 14, 1991   2,886.85
Nov 20, 1990   2,530.20     Feb 19, 1991   2,932.18     May 15, 1991   2,865.38
Nov 21, 1990   2,539.36     Feb 20, 1991   2,899.01     May 16, 1991   2,894.01
Nov 23, 1990   2,527.23     Feb 21, 1991   2,891.83     May 17, 1991   2,886.63
Nov 26, 1990   2,533.17     Feb 22, 1991   2,889.36     May 20, 1991   2,892.22
Nov 27, 1990   2,543.81     Feb 25, 1991   2,887.87     May 21, 1991   2,906.08
Nov 28, 1990   2,535.15     Feb 26, 1991   2,864.60     May 22, 1991   2,910.33
Nov 29, 1990   2,518.81     Feb 27, 1991   2,889.11     May 23, 1991   2,900.04
Nov 30, 1990   2,559.65     Feb 28, 1991   2,882.18     May 24, 1991   2,913.91
 Dec 3, 1990   2,565.59      Mar 1, 1991   2,909.90     May 28, 1991   2,958.86
 Dec 4, 1990   2,579.70      Mar 4, 1991   2,914.11     May 29, 1991   2,969.59
 Dec 5, 1990   2,610.40      Mar 5, 1991   2,972.52     May 30, 1991   3,000.45
 Dec 6, 1990   2,602.48      Mar 6, 1991   2,973.27     May 31, 1991   3,027.50
 Dec 7, 1990   2,590.10      Mar 7, 1991   2,963.37      Jun 3, 1991   3,035.33
Dec 10, 1990   2,596.78      Mar 8, 1991   2,955.20      Jun 4, 1991   3,027.95
Dec 11, 1990   2,586.14     Mar 11, 1991   2,939.36      Jun 5, 1991   3,005.37
Dec 12, 1990   2,622.28     Mar 12, 1991   2,922.52      Jun 6, 1991   2,994.86

                                 Appendix B
                                   page 2

                          DOW JONES INDUSTRIAL AVERAGE

              Dow Jones                   Dow Jones                  Dow Jones
              Industrial                 Industrial                 Industrial
    Date       Average          Date      Average           Date      Average
-------------------------- --------------------------   ----------------------
 Jun 7, 1991   2,976.74      Sep 3, 1991   3,017.67     Nov 26, 1991   2,916.14
Jun 10, 1991   2,975.40      Sep 4, 1991   3,008.50     Nov 27, 1991   2,900.04
Jun 11, 1991   2,985.91      Sep 5, 1991   3,008.50     Nov 29, 1991   2,894.68
Jun 12, 1991   2,961.99      Sep 6, 1991   3,011.63      Dec 2, 1991   2,935.38
Jun 13, 1991   2,965.12      Sep 9, 1991   3,007.16      Dec 3, 1991   2,929.56
Jun 14, 1991   3,000.45     Sep 10, 1991   2,982.56      Dec 4, 1991   2,911.67
Jun 17, 1991   2,993.96     Sep 11, 1991   2,987.03      Dec 5, 1991   2,889.09
Jun 18, 1991   2,986.81     Sep 12, 1991   3,007.83      Dec 6, 1991   2,886.40
Jun 19, 1991   2,955.50     Sep 13, 1991   2,985.69      Dec 9, 1991   2,871.65
Jun 20, 1991   2,953.94     Sep 16, 1991   3,015.21     Dec 10, 1991   2,863.82
Jun 21, 1991   2,965.56     Sep 17, 1991   3,013.19     Dec 11, 1991   2,865.38
Jun 24, 1991   2,913.01     Sep 18, 1991   3,017.89     Dec 12, 1991   2,895.13
Jun 25, 1991   2,910.11     Sep 19, 1991   3,024.37     Dec 13, 1991   2,914.36
Jun 26, 1991   2,913.01     Sep 20, 1991   3,019.23     Dec 16, 1991   2,919.05
Jun 27, 1991   2,934.93     Sep 23, 1991   3,010.51     Dec 17, 1991   2,902.28
Jun 28, 1991   2,906.75     Sep 24, 1991   3,029.07     Dec 18, 1991   2,908.09
 Jul 1, 1991   2,958.41     Sep 25, 1991   3,021.02     Dec 19, 1991   2,914.36
 Jul 2, 1991   2,972.72     Sep 26, 1991   3,017.22     Dec 20, 1991   2,934.48
 Jul 3, 1991   2,934.71     Sep 27, 1991   3,006.04     Dec 23, 1991   3,022.58
 Jul 5, 1991   2,932.47     Sep 30, 1991   3,016.77     Dec 24, 1991   3,050.98
 Jul 8, 1991   2,961.99      Oct 1, 1991   3,018.34     Dec 26, 1991   3,082.96
 Jul 9, 1991   2,947.23      Oct 2, 1991   3,012.52     Dec 27, 1991   3,101.52
Jul 10, 1991   2,944.77      Oct 3, 1991   2,984.79     Dec 30, 1991   3,163.91
Jul 11, 1991   2,959.75      Oct 4, 1991   2,961.76     Dec 31, 1991   3,168.83
Jul 12, 1991   2,980.77      Oct 7, 1991   2,942.75      Jan 2, 1992   3,172.41
Jul 15, 1991   2,990.61      Oct 8, 1991   2,963.77      Jan 3, 1992   3,201.48
Jul 16, 1991   2,983.90      Oct 9, 1991   2,946.33      Jan 6, 1992   3,200.13
Jul 17, 1991   2,978.76     Oct 10, 1991   2,976.52      Jan 7, 1992   3,204.83
Jul 18, 1991   3,016.32     Oct 11, 1991   2,983.68      Jan 8, 1992   3,203.94
Jul 19, 1991   3,016.32     Oct 14, 1991   3,019.45      Jan 9, 1992   3,209.53
Jul 22, 1991   3,012.97     Oct 15, 1991   3,041.37     Jan 10, 1992   3,199.46
Jul 23, 1991   2,983.23     Oct 16, 1991   3,061.72     Jan 13, 1992   3,185.60
Jul 24, 1991   2,966.23     Oct 17, 1991   3,053.00     Jan 14, 1992   3,246.20
Jul 25, 1991   2,980.10     Oct 18, 1991   3,077.15     Jan 15, 1992   3,258.50
Jul 26, 1991   2,972.50     Oct 21, 1991   3,060.38     Jan 16, 1992   3,249.55
Jul 29, 1991   2,985.24     Oct 22, 1991   3,039.80     Jan 17, 1992   3,264.98
Jul 30, 1991   3,016.32     Oct 23, 1991   3,040.92     Jan 20, 1992   3,254.03
Jul 31, 1991   3,024.82     Oct 24, 1991   3,016.32     Jan 21, 1992   3,223.39
 Aug 1, 1991   3,017.67     Oct 25, 1991   3,004.92     Jan 22, 1992   3,255.81
 Aug 2, 1991   3,006.26     Oct 28, 1991   3,045.62     Jan 23, 1992   3,226.74
 Aug 5, 1991   2,989.04     Oct 29, 1991   3,061.94     Jan 27, 1992   3,240.61
 Aug 6, 1991   3,027.28     Oct 30, 1991   3,071.78     Jan 28, 1992   3,272.14
 Aug 7, 1991   3,026.61     Oct 31, 1991   3,069.10     Jan 29, 1992   3,224.96
 Aug 8, 1991   3,013.86      Nov 1, 1991   3,056.35     Jan 30, 1992   3,244.86
 Aug 9, 1991   2,996.20      Nov 4, 1991   3,045.62     Jan 31, 1992   3,223.39
Aug 12, 1991   3,001.34      Nov 5, 1991   3,031.31      Feb 3, 1992   3,234.12
Aug 13, 1991   3,008.72      Nov 6, 1991   3,038.46      Feb 4, 1992   3,272.81
Aug 14, 1991   3,005.37      Nov 7, 1991   3,054.11      Feb 5, 1992   3,257.60
Aug 15, 1991   2,998.43      Nov 8, 1991   3,045.62      Feb 6, 1992   3,255.59
Aug 16, 1991   2,968.02     Nov 11, 1991   3,042.26      Feb 7, 1992   3,225.40
Aug 19, 1991   2,898.03     Nov 12, 1991   3,054.11     Feb 10, 1992   3,245.08
Aug 20, 1991   2,913.69     Nov 13, 1991   3,065.30     Feb 11, 1992   3,251.57
Aug 21, 1991   3,001.79     Nov 14, 1991   3,063.51     Feb 12, 1992   3,276.83
Aug 22, 1991   3,007.38     Nov 15, 1991   2,943.20     Feb 13, 1992   3,246.65
Aug 23, 1991   3,040.25     Nov 18, 1991   2,972.72     Feb 14, 1992   3,245.97
Aug 26, 1991   3,039.36     Nov 19, 1991   2,931.57     Feb 18, 1992   3,224.73
Aug 27, 1991   3,026.16     Nov 20, 1991   2,930.01     Feb 19, 1992   3,230.32
Aug 28, 1991   3,055.23     Nov 21, 1991   2,932.69     Feb 20, 1992   3,280.64
Aug 29, 1991   3,049.64     Nov 22, 1991   2,902.73     Feb 21, 1992   3,280.19
Aug 30, 1991   3,043.60     Nov 25, 1991   2,902.06     Feb 24, 1992   3,282.42

                                 Appendix B
                                   page 3

                          DOW JONES INDUSTRIAL AVERAGE

              Dow Jones                   Dow Jones                  Dow Jones
              Industrial                 Industrial                 Industrial
  Date         Average        Date        Average          Date       Average
-------------------------- --------------------------   ----------------------
Feb 25, 1992   3,257.83     May 20, 1992   3,393.84     Aug 14, 1992   3,328.94
Feb 26, 1992   3,283.32     May 21, 1992   3,378.71     Aug 17, 1992   3,324.89
Feb 27, 1992   3,269.45     May 22, 1992   3,386.77     Aug 18, 1992   3,329.48
Feb 28, 1992   3,267.67     May 26, 1992   3,364.21     Aug 19, 1992   3,307.06
 Mar 2, 1992   3,275.27     May 27, 1992   3,370.44     Aug 20, 1992   3,304.89
 Mar 3, 1992   3,290.25     May 28, 1992   3,398.43     Aug 21, 1992   3,254.10
 Mar 4, 1992   3,268.56     May 29, 1992   3,396.88     Aug 24, 1992   3,228.17
 Mar 5, 1992   3,241.50      Jun 1, 1992   3,413.21     Aug 25, 1992   3,232.22
 Mar 6, 1992   3,221.60      Jun 2, 1992   3,396.10     Aug 26, 1992   3,246.81
 Mar 9, 1992   3,215.12      Jun 3, 1992   3,406.99     Aug 27, 1992   3,254.64
Mar 10, 1992   3,230.99      Jun 4, 1992   3,399.73     Aug 28, 1992   3,267.61
Mar 11, 1992   3,208.63      Jun 5, 1992   3,398.69     Aug 31, 1992   3,257.35
Mar 12, 1992   3,208.63      Jun 8, 1992   3,404.14      Sep 1, 1992   3,266.26
Mar 13, 1992   3,235.91      Jun 9, 1992   3,369.92      Sep 2, 1992   3,290.31
Mar 16, 1992   3,236.36     Jun 10, 1992   3,343.22      Sep 3, 1992   3,292.20
Mar 17, 1992   3,256.04     Jun 11, 1992   3,351.51      Sep 4, 1992   3,281.93
Mar 18, 1992   3,254.25     Jun 12, 1992   3,354.36      Sep 8, 1992   3,260.59
Mar 19, 1992   3,261.40     Jun 15, 1992   3,354.90      Sep 9, 1992   3,271.39
Mar 20, 1992   3,276.39     Jun 16, 1992   3,329.49     Sep 10, 1992   3,305.16
Mar 23, 1992   3,272.14     Jun 17, 1992   3,287.76     Sep 11, 1992   3,305.70
Mar 24, 1992   3,260.96     Jun 18, 1992   3,274.12     Sep 14, 1992   3,376.22
Mar 25, 1992   3,259.39     Jun 19, 1992   3,285.35     Sep 15, 1992   3,327.32
Mar 26, 1992   3,267.67     Jun 22, 1992   3,280.80     Sep 16, 1992   3,319.21
Mar 27, 1992   3,231.44     Jun 23, 1992   3,285.62     Sep 17, 1992   3,315.70
Mar 30, 1992   3,235.24     Jun 24, 1992   3,290.70     Sep 18, 1992   3,327.05
Mar 31, 1992   3,235.47     Jun 25, 1992   3,284.01     Sep 21, 1992   3,320.83
 Apr 1, 1992   3,249.33     Jun 26, 1992   3,282.41     Sep 22, 1992   3,280.85
 Apr 2, 1992   3,234.12     Jun 29, 1992   3,319.86     Sep 23, 1992   3,278.69
 Apr 3, 1992   3,249.11     Jun 30, 1992   3,318.52     Sep 24, 1992   3,287.87
 Apr 6, 1992   3,275.49      Jul 1, 1992   3,354.10     Sep 25, 1992   3,250.32
 Apr 7, 1992   3,213.55      Jul 2, 1992   3,330.29     Sep 28, 1992   3,276.26
 Apr 8, 1992   3,181.35      Jul 6, 1992   3,339.21     Sep 29, 1992   3,266.80
 Apr 9, 1992   3,224.96      Jul 7, 1992   3,295.17     Sep 30, 1992   3,271.66
Apr 10, 1992   3,255.37      Jul 8, 1992   3,293.28      Oct 1, 1992   3,254.37
Apr 13, 1992   3,260.06      Jul 9, 1992   3,324.08      Oct 2, 1992   3,200.61
Apr 14, 1992   3,306.13     Jul 10, 1992   3,330.56      Oct 5, 1992   3,179.00
Apr 15, 1992   3,353.76     Jul 13, 1992   3,337.31      Oct 6, 1992   3,178.19
Apr 16, 1992   3,366.50     Jul 14, 1992   3,358.39      Oct 7, 1992   3,152.25
Apr 20, 1992   3,336.31     Jul 15, 1992   3,345.42      Oct 8, 1992   3,176.03
Apr 21, 1992   3,343.25     Jul 16, 1992   3,361.63      Oct 9, 1992   3,136.58
Apr 22, 1992   3,338.77     Jul 17, 1992   3,331.64     Oct 12, 1992   3,174.41
Apr 23, 1992   3,348.61     Jul 20, 1992   3,303.00     Oct 13, 1992   3,201.42
Apr 24, 1992   3,324.46     Jul 21, 1992   3,308.41     Oct 14, 1992   3,195.48
Apr 27, 1992   3,304.56     Jul 22, 1992   3,277.61     Oct 15, 1992   3,174.68
Apr 28, 1992   3,307.92     Jul 23, 1992   3,290.04     Oct 16, 1992   3,174.41
Apr 29, 1992   3,333.18     Jul 24, 1992   3,285.71     Oct 19, 1992   3,188.45
Apr 30, 1992   3,359.12     Jul 27, 1992   3,282.20     Oct 20, 1992   3,186.02
 May 1, 1992   3,336.09     Jul 28, 1992   3,334.07     Oct 21, 1992   3,187.10
 May 4, 1992   3,378.13     Jul 29, 1992   3,379.19     Oct 22, 1992   3,200.88
 May 5, 1992   3,359.35     Jul 30, 1992   3,391.89     Oct 23, 1992   3,207.64
 May 6, 1992   3,369.41     Jul 31, 1992   3,393.78     Oct 26, 1992   3,244.11
 May 7, 1992   3,363.37      Aug 3, 1992   3,395.40     Oct 27, 1992   3,235.73
 May 8, 1992   3,369.41      Aug 4, 1992   3,384.32     Oct 28, 1992   3,251.40
May 11, 1992   3,397.58      Aug 5, 1992   3,365.14     Oct 29, 1992   3,246.27
May 12, 1992   3,385.12      Aug 6, 1992   3,340.56     Oct 30, 1992   3,226.28
May 13, 1992   3,391.98      Aug 7, 1992   3,332.18      Nov 2, 1992   3,262.21
May 14, 1992   3,368.88     Aug 10, 1992   3,337.58      Nov 3, 1992   3,252.48
May 15, 1992   3,353.09     Aug 11, 1992   3,331.10      Nov 4, 1992   3,223.04
May 18, 1992   3,376.03     Aug 12, 1992   3,320.83      Nov 5, 1992   3,243.84
May 19, 1992   3,397.99     Aug 13, 1992   3,313.27      Nov 6, 1992   3,240.06

                                 Appendix B
                                   page 4

                          DOW JONES INDUSTRIAL AVERAGE

              Dow Jones                   Dow Jones                  Dow Jones
              Industrial                 Industrial                 Industrial
  Date         Average        Date        Average          Date       Average
-------------------------- --------------------------   ----------------------
 Nov 9, 1992   3,240.87      Feb 4, 1993   3,416.74      May 3, 1993   3,446.46
Nov 10, 1992   3,225.47      Feb 5, 1993   3,442.14      May 4, 1993   3,446.19
Nov 11, 1992   3,240.33      Feb 8, 1993   3,437.54      May 5, 1993   3,449.10
Nov 12, 1992   3,239.79      Feb 9, 1993   3,414.58      May 6, 1993   3,441.90
Nov 13, 1992   3,233.03     Feb 10, 1993   3,412.42      May 7, 1993   3,437.19
Nov 16, 1992   3,205.74     Feb 11, 1993   3,422.69     May 10, 1993   3,443.28
Nov 17, 1992   3,193.32     Feb 12, 1993   3,392.43     May 11, 1993   3,468.75
Nov 18, 1992   3,207.37     Feb 16, 1993   3,309.49     May 12, 1993   3,482.31
Nov 19, 1992   3,209.53     Feb 17, 1993   3,312.19     May 13, 1993   3,447.99
Nov 20, 1992   3,227.36     Feb 18, 1993   3,302.19     May 14, 1993   3,443.01
Nov 23, 1992   3,223.04     Feb 19, 1993   3,322.18     May 17, 1993   3,449.93
Nov 24, 1992   3,248.70     Feb 22, 1993   3,342.99     May 18, 1993   3,444.39
Nov 25, 1992   3,266.26     Feb 23, 1993   3,323.27     May 19, 1993   3,500.03
Nov 27, 1992   3,282.20     Feb 24, 1993   3,356.50     May 20, 1993   3,523.28
Nov 30, 1992   3,305.16     Feb 25, 1993   3,365.14     May 21, 1993   3,492.83
 Dec 1, 1992   3,294.36     Feb 26, 1993   3,370.81     May 24, 1993   3,507.78
 Dec 2, 1992   3,286.25      Mar 1, 1993   3,355.41     May 25, 1993   3,516.63
 Dec 3, 1992   3,276.53      Mar 2, 1993   3,400.53     May 26, 1993   3,540.16
 Dec 4, 1992   3,288.68      Mar 3, 1993   3,404.04     May 27, 1993   3,554.83
 Dec 7, 1992   3,307.33      Mar 4, 1993   3,398.91     May 28, 1993   3,527.43
 Dec 8, 1992   3,322.18      Mar 5, 1993   3,404.58      Jun 1, 1993   3,552.34
 Dec 9, 1992   3,323.81      Mar 8, 1993   3,469.42      Jun 2, 1993   3,553.45
Dec 10, 1992   3,312.19      Mar 9, 1993   3,472.12      Jun 3, 1993   3,544.87
Dec 11, 1992   3,304.08     Mar 10, 1993   3,478.34      Jun 4, 1993   3,545.14
Dec 14, 1992   3,292.20     Mar 11, 1993   3,457.00      Jun 7, 1993   3,532.13
Dec 15, 1992   3,284.36     Mar 12, 1993   3,427.82      Jun 8, 1993   3,510.54
Dec 16, 1992   3,255.18     Mar 15, 1993   3,442.41      Jun 9, 1993   3,511.93
Dec 17, 1992   3,269.23     Mar 16, 1993   3,442.95     Jun 10, 1993   3,491.72
Dec 18, 1992   3,313.27     Mar 17, 1993   3,426.74     Jun 11, 1993   3,505.01
Dec 21, 1992   3,312.46     Mar 18, 1993   3,465.64     Jun 14, 1993   3,514.69
Dec 22, 1992   3,321.10     Mar 19, 1993   3,471.58     Jun 15, 1993   3,492.00
Dec 23, 1992   3,313.54     Mar 22, 1993   3,463.48     Jun 16, 1993   3,511.65
Dec 24, 1992   3,326.24     Mar 23, 1993   3,461.86     Jun 17, 1993   3,521.89
Dec 28, 1992   3,333.26     Mar 24, 1993   3,445.38     Jun 18, 1993   3,494.77
Dec 29, 1992   3,310.84     Mar 25, 1993   3,461.32     Jun 21, 1993   3,510.82
Dec 30, 1992   3,321.10     Mar 26, 1993   3,439.98     Jun 22, 1993   3,497.53
Dec 31, 1992   3,301.11     Mar 29, 1993   3,455.10     Jun 23, 1993   3,466.81
 Jan 4, 1993   3,309.22     Mar 30, 1993   3,457.27     Jun 24, 1993   3,490.61
 Jan 5, 1993   3,307.87     Mar 31, 1993   3,435.11     Jun 25, 1993   3,490.89
 Jan 6, 1993   3,305.16      Apr 1, 1993   3,439.44     Jun 28, 1993   3,530.19
 Jan 7, 1993   3,268.96      Apr 2, 1993   3,370.81     Jun 29, 1993   3,518.85
 Jan 8, 1993   3,251.67      Apr 5, 1993   3,379.19     Jun 30, 1993   3,516.08
Jan 11, 1993   3,262.75      Apr 6, 1993   3,377.57      Jul 1, 1993   3,510.54
Jan 12, 1993   3,264.64      Apr 7, 1993   3,397.02      Jul 2, 1993   3,483.97
Jan 13, 1993   3,263.56      Apr 8, 1993   3,396.48      Jul 6, 1993   3,449.93
Jan 14, 1993   3,267.88     Apr 12, 1993   3,428.09      Jul 7, 1993   3,475.67
Jan 15, 1993   3,271.12     Apr 13, 1993   3,444.03      Jul 8, 1993   3,514.42
Jan 18, 1993   3,274.91     Apr 14, 1993   3,455.64      Jul 9, 1993   3,521.06
Jan 19, 1993   3,255.99     Apr 15, 1993   3,455.92     Jul 12, 1993   3,524.38
Jan 20, 1993   3,241.95     Apr 16, 1993   3,478.61     Jul 13, 1993   3,515.44
Jan 21, 1993   3,253.02     Apr 19, 1993   3,466.99     Jul 14, 1993   3,542.55
Jan 22, 1993   3,256.81     Apr 20, 1993   3,443.49     Jul 15, 1993   3,550.93
Jan 25, 1993   3,292.20     Apr 21, 1993   3,439.44     Jul 16, 1993   3,528.29
Jan 26, 1993   3,298.95     Apr 22, 1993   3,429.17     Jul 19, 1993   3,535.28
Jan 27, 1993   3,291.39     Apr 23, 1993   3,413.77     Jul 20, 1993   3,544.78
Jan 28, 1993   3,306.25     Apr 26, 1993   3,398.37     Jul 21, 1993   3,555.40
Jan 29, 1993   3,310.03     Apr 27, 1993   3,415.93     Jul 22, 1993   3,525.22
 Feb 1, 1993   3,332.18     Apr 28, 1993   3,413.50     Jul 23, 1993   3,546.74
 Feb 2, 1993   3,328.67     Apr 29, 1993   3,425.12     Jul 26, 1993   3,567.70
 Feb 3, 1993   3,373.79     Apr 30, 1993   3,427.55     Jul 27, 1993   3,565.46

                                 Appendix B
                                   page 5

                          DOW JONES INDUSTRIAL AVERAGE

              Dow Jones                   Dow Jones                  Dow Jones
              Industrial                 Industrial                 Industrial
  Date         Average        Date        Average          Date       Average
-------------------------- --------------------------   ----------------------
Jul 28, 1993   3,553.45     Oct 21, 1993   3,636.16     Jan 17, 1994   3,870.29
Jul 29, 1993   3,567.42     Oct 22, 1993   3,649.30     Jan 18, 1994   3,870.29
Jul 30, 1993   3,539.47     Oct 25, 1993   3,673.61     Jan 19, 1994   3,884.37
 Aug 2, 1993   3,560.99     Oct 26, 1993   3,672.49     Jan 20, 1994   3,891.96
 Aug 3, 1993   3,561.27     Oct 27, 1993   3,664.66     Jan 21, 1994   3,914.48
 Aug 4, 1993   3,552.05     Oct 28, 1993   3,687.86     Jan 24, 1994   3,912.79
 Aug 5, 1993   3,548.97     Oct 29, 1993   3,680.59     Jan 25, 1994   3,895.34
 Aug 6, 1993   3,560.43      Nov 1, 1993   3,692.61     Jan 26, 1994   3,908.00
 Aug 9, 1993   3,576.08      Nov 2, 1993   3,697.64     Jan 27, 1994   3,926.30
Aug 10, 1993   3,572.73      Nov 3, 1993   3,661.87     Jan 28, 1994   3,945.43
Aug 11, 1993   3,583.35      Nov 4, 1993   3,624.98     Jan 31, 1994   3,978.36
Aug 12, 1993   3,569.09      Nov 5, 1993   3,643.43      Feb 1, 1994   3,964.01
Aug 13, 1993   3,569.65      Nov 8, 1993   3,647.90      Feb 2, 1994   3,975.54
Aug 16, 1993   3,579.15      Nov 9, 1993   3,640.07      Feb 3, 1994   3,967.66
Aug 17, 1993   3,586.98     Nov 10, 1993   3,663.55      Feb 4, 1994   3,871.42
Aug 18, 1993   3,604.86     Nov 11, 1993   3,662.43      Feb 7, 1994   3,906.32
Aug 19, 1993   3,612.13     Nov 12, 1993   3,684.51      Feb 8, 1994   3,906.03
Aug 20, 1993   3,615.48     Nov 15, 1993   3,677.52      Feb 9, 1994   3,931.92
Aug 23, 1993   3,605.98     Nov 16, 1993   3,710.77     Feb 10, 1994   3,895.34
Aug 24, 1993   3,638.96     Nov 17, 1993   3,704.35     Feb 11, 1994   3,894.78
Aug 25, 1993   3,652.09     Nov 18, 1993   3,685.34     Feb 14, 1994   3,904.06
Aug 26, 1993   3,648.18     Nov 19, 1993   3,694.01     Feb 15, 1994   3,928.27
Aug 27, 1993   3,640.63     Nov 22, 1993   3,670.25     Feb 16, 1994   3,937.27
Aug 30, 1993   3,643.99     Nov 23, 1993   3,674.17     Feb 17, 1994   3,922.64
Aug 31, 1993   3,651.25     Nov 24, 1993   3,687.58     Feb 18, 1994   3,887.46
 Sep 1, 1993   3,645.10     Nov 26, 1993   3,683.95     Feb 22, 1994   3,911.66
 Sep 2, 1993   3,626.10     Nov 29, 1993   3,677.80     Feb 23, 1994   3,891.68
 Sep 3, 1993   3,633.93     Nov 30, 1993   3,683.95     Feb 24, 1994   3,839.90
 Sep 7, 1993   3,607.10      Dec 1, 1993   3,697.08     Feb 25, 1994   3,838.78
 Sep 8, 1993   3,588.93      Dec 2, 1993   3,702.11     Feb 28, 1994   3,832.02
 Sep 9, 1993   3,589.49      Dec 3, 1993   3,704.07      Mar 1, 1994   3,809.23
Sep 10, 1993   3,621.63      Dec 6, 1993   3,710.21      Mar 2, 1994   3,831.74
Sep 13, 1993   3,634.21      Dec 7, 1993   3,718.88      Mar 3, 1994   3,824.42
Sep 14, 1993   3,615.76      Dec 8, 1993   3,734.53      Mar 4, 1994   3,832.30
Sep 15, 1993   3,633.65      Dec 9, 1993   3,729.78      Mar 7, 1994   3,856.22
Sep 16, 1993   3,630.85     Dec 10, 1993   3,740.67      Mar 8, 1994   3,851.72
Sep 17, 1993   3,613.25     Dec 13, 1993   3,764.43      Mar 9, 1994   3,853.41
Sep 20, 1993   3,575.80     Dec 14, 1993   3,742.63     Mar 10, 1994   3,830.62
Sep 21, 1993   3,537.24     Dec 15, 1993   3,716.92     Mar 11, 1994   3,862.70
Sep 22, 1993   3,547.02     Dec 16, 1993   3,726.14     Mar 14, 1994   3,862.98
Sep 23, 1993   3,539.75     Dec 17, 1993   3,751.57     Mar 15, 1994   3,849.59
Sep 24, 1993   3,543.11     Dec 20, 1993   3,755.21     Mar 16, 1994   3,848.15
Sep 27, 1993   3,567.70     Dec 21, 1993   3,745.15     Mar 17, 1994   3,865.14
Sep 28, 1993   3,566.02     Dec 22, 1993   3,762.19     Mar 18, 1994   3,895.65
Sep 29, 1993   3,566.30     Dec 23, 1993   3,757.72     Mar 21, 1994   3,864.85
Sep 30, 1993   3,555.12     Dec 27, 1993   3,792.93     Mar 22, 1994   3,862.55
 Oct 1, 1993   3,581.11     Dec 28, 1993   3,793.77     Mar 23, 1994   3,869.46
 Oct 4, 1993   3,577.76     Dec 29, 1993   3,794.33     Mar 24, 1994   3,821.09
 Oct 5, 1993   3,587.26     Dec 30, 1993   3,775.88     Mar 25, 1994   3,774.73
 Oct 6, 1993   3,598.99     Dec 31, 1993   3,754.09     Mar 28, 1994   3,762.35
 Oct 7, 1993   3,583.63      Jan 3, 1994   3,756.60     Mar 29, 1994   3,699.02
 Oct 8, 1993   3,584.74      Jan 4, 1994   3,783.90     Mar 30, 1994   3,626.75
Oct 11, 1993   3,593.41      Jan 5, 1994   3,798.82     Mar 31, 1994   3,635.96
Oct 12, 1993   3,593.13      Jan 6, 1994   3,803.88      Apr 4, 1994   3,593.35
Oct 13, 1993   3,603.19      Jan 7, 1994   3,820.77      Apr 5, 1994   3,675.41
Oct 14, 1993   3,621.63     Jan 10, 1994   3,865.51      Apr 6, 1994   3,679.73
Oct 15, 1993   3,629.73     Jan 11, 1994   3,850.31      Apr 7, 1994   3,693.26
Oct 18, 1993   3,642.31     Jan 12, 1994   3,848.63      Apr 8, 1994   3,674.26
Oct 19, 1993   3,635.32     Jan 13, 1994   3,842.43     Apr 11, 1994   3,688.83
Oct 20, 1993   3,645.10     Jan 14, 1994   3,867.20     Apr 12, 1994   3,681.69

                                 Appendix B
                                   page 6

                          DOW JONES INDUSTRIAL AVERAGE

              Dow Jones                   Dow Jones                  Dow Jones
              Industrial                 Industrial                 Industrial
  Date         Average        Date        Average          Date       Average
-------------------------- --------------------------   ----------------------
Apr 13, 1994   3,661.47     Jul 11, 1994   3,703.00     Oct 4, 1994    3,801.13
Apr 14, 1994   3,663.25     Jul 12, 1994   3,702.66     Oct 5, 1994    3,787.34
Apr 15, 1994   3,661.47     Jul 13, 1994   3,704.28     Oct 6, 1994    3,775.56
Apr 18, 1994   3,620.42     Jul 14, 1994   3,739.26     Oct 7, 1994    3,797.43
Apr 19, 1994   3,619.82     Jul 15, 1994   3,753.82     Oct 10, 1994   3,821.32
Apr 20, 1994   3,598.71     Jul 18, 1994   3,755.44     Oct 11, 1994   3,876.83
Apr 21, 1994   3,652.54     Jul 19, 1994   3,748.31     Oct 12, 1994   3,875.15
Apr 22, 1994   3,648.68     Jul 20, 1994   3,727.27     Oct 13, 1994   3,889.95
Apr 25, 1994   3,705.78     Jul 21, 1994   3,732.45     Oct 14, 1994   3,910.47
Apr 26, 1994   3,699.54     Jul 22, 1994   3,735.04     Oct 17, 1994   3,923.93
Apr 28, 1994   3,668.31     Jul 25, 1994   3,741.84     Oct 18, 1994   3,917.54
Apr 29, 1994   3,681.69     Jul 26, 1994   3,735.68     Oct 19, 1994   3,936.04
 May 2, 1994   3,701.02     Jul 27, 1994   3,720.47     Oct 20, 1994   3,911.15
 May 3, 1994   3,714.41     Jul 28, 1994   3,730.83     Oct 21, 1994   3,891.30
 May 4, 1994   3,697.75     Jul 29, 1994   3,764.50     Oct 24, 1994   3,855.30
 May 5, 1994   3,695.97      Aug 1, 1994   3,798.17     Oct 25, 1994   3,850.59
 May 6, 1994   3,669.50      Aug 2, 1994   3,796.22     Oct 26, 1994   3,848.23
 May 9, 1994   3,629.04      Aug 3, 1994   3,792.66     Oct 27, 1994   3,875.15
May 10, 1994   3,656.41      Aug 4, 1994   3,765.79     Oct 28, 1994   3,930.66
May 11, 1994   3,629.04      Aug 5, 1994   3,747.02     Oct 31, 1994   3,908.12
May 12, 1994   3,652.84      Aug 8, 1994   3,753.81      Nov 1, 1994   3,863.37
May 13, 1994   3,659.68      Aug 9, 1994   3,755.76      Nov 2, 1994   3,837.13
May 16, 1994   3,671.50     Aug 10, 1994   3,766.76      Nov 3, 1994   3,845.88
May 17, 1994   3,720.61     Aug 11, 1994   3,750.90      Nov 4, 1994   3,807.52
May 18, 1994   3,732.89     Aug 12, 1994   3,768.71      Nov 7, 1994   3,808.87
May 19, 1994   3,758.98     Aug 15, 1994   3,760.29      Nov 8, 1994   3,830.74
May 20, 1994   3,766.36     Aug 16, 1994   3,784.57      Nov 9, 1994   3,831.75
May 23, 1994   3,742.40     Aug 17, 1994   3,776.48     Nov 10, 1994   3,821.99
May 24, 1994   3,745.16     Aug 18, 1994   3,755.43     Nov 11, 1994   3,801.47
May 25, 1994   3,755.30     Aug 19, 1994   3,755.11     Nov 14, 1994   3,829.73
May 26, 1994   3,753.50     Aug 22, 1994   3,751.22     Nov 15, 1994   3,826.36
May 27, 1994   3,757.10     Aug 23, 1994   3,775.83     Nov 16, 1994   3,845.20
May 31, 1994   3,758.40     Aug 24, 1994   3,846.73     Nov 17, 1994   3,828.05
 Jun 1, 1994   3,760.84     Aug 25, 1994   3,829.89     Nov 18, 1994   3,815.26
 Jun 2, 1994   3,759.00     Aug 26, 1994   3,881.05     Nov 21, 1994   3,769.51
 Jun 3, 1994   3,772.20     Aug 29, 1994   3,898.85     Nov 22, 1994   3,677.99
 Jun 6, 1994   3,768.52     Aug 30, 1994   3,917.30     Nov 23, 1994   3,674.63
 Jun 7, 1994   3,755.92     Aug 31, 1994   3,913.42     Nov 25, 1994   3,708.27
 Jun 8, 1994   3,749.50      Sep 1, 1994   3,901.44     Nov 28, 1994   3,739.56
 Jun 9, 1994   3,753.14      Sep 2, 1994   3,885.58     Nov 29, 1994   3,738.55
Jun 10, 1994   3,773.50      Sep 6, 1994   3,898.70     Nov 30, 1994   3,739.23
Jun 13, 1994   3,783.12      Sep 7, 1994   3,886.25      Dec 1, 1994   3,700.87
Jun 14, 1994   3,814.80      Sep 8, 1994   3,908.46      Dec 2, 1994   3,745.62
Jun 15, 1994   3,790.40      Sep 9, 1994   3,874.81      Dec 5, 1994   3,741.92
Jun 16, 1994   3,811.34     Sep 12, 1994   3,860.34      Dec 6, 1994   3,745.95
Jun 17, 1994   3,776.80     Sep 13, 1994   3,879.86      Dec 7, 1994   3,735.52
Jun 20, 1994   3,741.90     Sep 14, 1994   3,895.33      Dec 8, 1994   3,685.73
Jun 21, 1994   3,707.98     Sep 15, 1994   3,953.88      Dec 9, 1994   3,691.11
Jun 22, 1994   3,724.78     Sep 16, 1994   3,933.35     Dec 12, 1994   3,718.37
Jun 23, 1994   3,699.10     Sep 19, 1994   3,936.72     Dec 13, 1994   3,715.34
Jun 24, 1994   3,636.94     Sep 20, 1994   3,869.09     Dec 14, 1994   3,746.29
Jun 27, 1994   3,685.50     Sep 21, 1994   3,851.60     Dec 15, 1994   3,765.47
Jun 28, 1994   3,669.64     Sep 22, 1994   3,837.13     Dec 16, 1994   3,807.19
Jun 29, 1994   3,667.06     Sep 23, 1994   3,831.75     Dec 19, 1994   3,790.70
Jun 30, 1994   3,624.96     Sep 26, 1994   3,849.24     Dec 20, 1994   3,767.15
 Jul 1, 1994   3,646.66     Sep 27, 1994   3,863.04     Dec 21, 1994   3,801.80
 Jul 5, 1994   3,652.48     Sep 28, 1994   3,878.18     Dec 22, 1994   3,814.92
 Jul 6, 1994   3,674.50     Sep 29, 1994   3,854.63     Dec 23, 1994   3,833.43
 Jul 7, 1994   3,688.42     Sep 30, 1994   3,843.19     Dec 27, 1994   3,861.69
 Jul 8, 1994   3,709.14      Oct 3, 1994   3,846.89     Dec 28, 1994   3,839.49

                                 Appendix B
                                   page 7

                          DOW JONES INDUSTRIAL AVERAGE

              Dow Jones                   Dow Jones                  Dow Jones
              Industrial                 Industrial                 Industrial
  Date         Average        Date        Average          Date       Average
-------------------------- --------------------------   ----------------------
Dec 29, 1994   3,833.43     Mar 27, 1995   4,157.34     Jun 21, 1995   4,547.10
Dec 30, 1994   3,834.44     Mar 28, 1995   4,151.81     Jun 22, 1995   4,589.64
 Jan 3, 1995   3,838.48     Mar 29, 1995   4,160.80     Jun 23, 1995   4,585.84
 Jan 4, 1995   3,857.65     Mar 30, 1995   4,172.56     Jun 26, 1995   4,551.25
 Jan 5, 1995   3,850.92     Mar 31, 1995   4,157.69     Jun 27, 1995   4,542.61
 Jan 6, 1995   3,867.41      Apr 3, 1995   4,168.41     Jun 28, 1995   4,556.79
 Jan 9, 1995   3,861.35      Apr 4, 1995   4,201.61     Jun 29, 1995   4,550.56
Jan 10, 1995   3,866.74      Apr 5, 1995   4,200.57     Jun 30, 1995   4,556.10
Jan 11, 1995   3,862.03      Apr 6, 1995   4,205.41      Jul 3, 1995   4,585.15
Jan 12, 1995   3,859.00      Apr 7, 1995   4,192.62      Jul 5, 1995   4,615.23
Jan 13, 1995   3,908.46     Apr 10, 1995   4,198.15      Jul 6, 1995   4,664.00
Jan 16, 1995   3,932.34     Apr 11, 1995   4,187.08      Jul 7, 1995   4,702.73
Jan 17, 1995   3,930.66     Apr 12, 1995   4,197.81     Jul 10, 1995   4,702.39
Jan 18, 1995   3,928.98     Apr 13, 1995   4,208.18     Jul 11, 1995   4,680.60
Jan 19, 1995   3,882.21     Apr 17, 1995   4,195.38     Jul 12, 1995   4,727.29
Jan 20, 1995   3,869.43     Apr 18, 1995   4,179.13     Jul 13, 1995   4,727.48
Jan 23, 1995   3,867.41     Apr 19, 1995   4,207.49     Jul 14, 1995   4,708.82
Jan 24, 1995   3,862.70     Apr 20, 1995   4,230.66     Jul 17, 1995   4,736.29
Jan 25, 1995   3,871.45     Apr 21, 1995   4,270.09     Jul 18, 1995   4,686.28
Jan 26, 1995   3,870.44     Apr 24, 1995   4,303.98     Jul 19, 1995   4,628.87
Jan 27, 1995   3,857.99     Apr 25, 1995   4,300.17     Jul 20, 1995   4,641.55
Jan 30, 1995   3,832.08     Apr 26, 1995   4,299.83     Jul 21, 1995   4,641.55
Jan 31, 1995   3,843.86     Apr 27, 1995   4,314.70     Jul 24, 1995   4,668.67
 Feb 1, 1995   3,847.56     Apr 28, 1995   4,321.27     Jul 25, 1995   4,714.45
 Feb 2, 1995   3,870.77      May 1, 1995   4,316.08     Jul 26, 1995   4,707.06
 Feb 3, 1995   3,928.64      May 2, 1995   4,328.88     Jul 27, 1995   4,732.77
 Feb 6, 1995   3,937.73      May 3, 1995   4,373.15     Jul 28, 1995   4,715.51
 Feb 7, 1995   3,937.39      May 4, 1995   4,359.66     Jul 31, 1995   4,708.47
 Feb 8, 1995   3,935.37      May 5, 1995   4,343.40      Aug 1, 1995   4,700.37
 Feb 9, 1995   3,932.68      May 8, 1995   4,383.87      Aug 2, 1995   4,690.15
Feb 10, 1995   3,939.07      May 9, 1995   4,390.78      Aug 3, 1995   4,701.42
Feb 13, 1995   3,954.21     May 10, 1995   4,404.62      Aug 4, 1995   4,683.46
Feb 14, 1995   3,958.25     May 11, 1995   4,411.19      Aug 7, 1995   4,693.32
Feb 15, 1995   3,986.17     May 12, 1995   4,430.56      Aug 8, 1995   4,693.32
Feb 16, 1995   3,987.52     May 15, 1995   4,437.47      Aug 9, 1995   4,671.49
Feb 17, 1995   3,953.54     May 16, 1995   4,435.05     Aug 10, 1995   4,643.66
Feb 21, 1995   3,963.97     May 17, 1995   4,422.60     Aug 11, 1995   4,618.30
Feb 22, 1995   3,973.05     May 18, 1995   4,340.64     Aug 14, 1995   4,659.86
Feb 23, 1995   4,003.33     May 19, 1995   4,341.33     Aug 15, 1995   4,640.84
Feb 24, 1995   4,011.74     May 22, 1995   4,395.63     Aug 16, 1995   4,639.08
Feb 27, 1995   3,988.57     May 23, 1995   4,436.44     Aug 17, 1995   4,630.63
Feb 28, 1995   4,011.05     May 24, 1995   4,438.16     Aug 18, 1995   4,617.60
 Mar 1, 1995   3,994.80     May 25, 1995   4,412.23     Aug 21, 1995   4,614.78
 Mar 2, 1995   3,979.93     May 26, 1995   4,369.00     Aug 22, 1995   4,620.42
 Mar 3, 1995   3,989.61     May 30, 1995   4,378.68     Aug 23, 1995   4,584.85
 Mar 6, 1995   3,997.56     May 31, 1995   4,465.14     Aug 24, 1995   4,580.62
 Mar 7, 1995   3,962.63      Jun 1, 1995   4,472.75     Aug 25, 1995   4,601.40
 Mar 8, 1995   3,979.23      Jun 2, 1995   4,444.39     Aug 28, 1995   4,594.00
 Mar 9, 1995   3,983.39      Jun 5, 1995   4,476.55     Aug 29, 1995   4,608.44
Mar 10, 1995   4,035.61      Jun 6, 1995   4,485.20     Aug 30, 1995   4,604.57
Mar 13, 1995   4,025.23      Jun 7, 1995   4,462.03     Aug 31, 1995   4,610.56
Mar 14, 1995   4,048.75      Jun 8, 1995   4,458.57      Sep 1, 1995   4,647.54
Mar 15, 1995   4,038.37      Jun 9, 1995   4,423.99      Sep 5, 1995   4,670.08
Mar 16, 1995   4,069.15     Jun 12, 1995   4,446.46      Sep 6, 1995   4,683.81
Mar 17, 1995   4,073.65     Jun 13, 1995   4,484.51      Sep 7, 1995   4,669.72
Mar 20, 1995   4,083.68     Jun 14, 1995   4,491.08      Sep 8, 1995   4,700.72
Mar 21, 1995   4,072.61     Jun 15, 1995   4,496.27     Sep 11, 1995   4,704.94
Mar 22, 1995   4,082.99     Jun 16, 1995   4,510.79     Sep 12, 1995   4,747.21
Mar 23, 1995   4,087.83     Jun 19, 1995   4,553.68     Sep 13, 1995   4,765.52
Mar 24, 1995   4,138.67     Jun 20, 1995   4,550.56     Sep 14, 1995   4,801.80

                                 Appendix B
                                   page 8

                          DOW JONES INDUSTRIAL AVERAGE

              Dow Jones                   Dow Jones                  Dow Jones
              Industrial                 Industrial                 Industrial
  Date         Average        Date        Average          Date       Average
-------------------------- --------------------------   ----------------------
Sep 15, 1995   4,797.57     Dec 11, 1995   5,184.32     Mar 07, 1996   5,641.69
Sep 18, 1995   4,780.41     Dec 12, 1995   5,174.92     Mar 08, 1996   5,470.45
Sep 19, 1995   4,767.04     Dec 13, 1995   5,216.47     Mar 11, 1996   5,581.00
Sep 20, 1995   4,792.69     Dec 14, 1995   5,182.15     Mar 12, 1996   5,583.89
Sep 21, 1995   4,767.40     Dec 15, 1995   5,176.73     Mar 13, 1996   5,568.72
Sep 22, 1995   4,764.15     Dec 18, 1995   5,075.21     Mar 14, 1996   5,586.06
Sep 25, 1995   4,769.93     Dec 19, 1995   5,109.89     Mar 15, 1996   5,584.97
Sep 26, 1995   4,765.60     Dec 20, 1995   5,059.32     Mar 18, 1996   5,683.60
Sep 27, 1995   4,762.35     Dec 21, 1995   5,096.53     Mar 19, 1996   5,669.51
Sep 28, 1995   4,787.64     Dec 22, 1995   5,097.97     Mar 20, 1996   5,655.42
Sep 29, 1995   4,789.08     Dec 26, 1995   5,110.26     Mar 21, 1996   5,626.88
 Oct 2, 1995   4,761.26     Dec 27, 1995   5,105.92     Mar 22, 1996   5,636.64
 Oct 3, 1995   4,749.70     Dec 28, 1995   5,095.80     Mar 25, 1996   5,643.86
 Oct 4, 1995   4,740.67     Dec 29, 1995   5,117.12     Mar 26, 1996   5,670.60
 Oct 5, 1995   4,762.71      Jan 2, 1996   5,177.45     Mar 27, 1996   5,626.88
 Oct 6, 1995   4,769.21      Jan 3, 1996   5,194.07     Mar 28, 1996   5,630.85
 Oct 9, 1995   4,726.22      Jan 4, 1996   5,173.84     Mar 29, 1996   5,587.14
Oct 10, 1995   4,720.80      Jan 5, 1996   5,181.43      Apr 1, 1996   5,637.72
Oct 11, 1995   4,735.25      Jan 8, 1996   5,197.68      Apr 2, 1996   5,671.68
Oct 12, 1995   4,764.88      Jan 9, 1996   5,130.13      Apr 3, 1996   5,689.74
Oct 13, 1995   4,793.78     Jan 10, 1996   5,032.94      Apr 4, 1996   5,682.88
Oct 16, 1995   4,784.38     Jan 11, 1996   5,065.10      Apr 8, 1996   5,594.37
Oct 17, 1995   4,795.94     Jan 12, 1996   5,061.12      Apr 9, 1996   5,560.41
Oct 18, 1995   4,777.52     Jan 15, 1996   5,043.78     Apr 10, 1996   5,485.98
Oct 19, 1995   4,802.45     Jan 16, 1996   5,088.22     Apr 11, 1996   5,487.07
Oct 20, 1995   4,794.86     Jan 17, 1996   5,066.90     Apr 12, 1996   5,532.59
Oct 23, 1995   4,755.48     Jan 18, 1996   5,124.35     Apr 15, 1996   5,592.92
Oct 24, 1995   4,783.66     Jan 19, 1996   5,184.68     Apr 16, 1996   5,620.02
Oct 25, 1995   4,753.68     Jan 22, 1996   5,219.36     Apr 17, 1996   5,549.93
Oct 26, 1995   4,703.82     Jan 23, 1996   5,192.27     Apr 18, 1996   5,551.74
Oct 27, 1995   4,741.75     Jan 24, 1996   5,242.84     Apr 19, 1996   5,535.48
Oct 30, 1995   4,756.57     Jan 25, 1996   5,216.83     Apr 22, 1996   5,564.74
Oct 31, 1995   4,755.48     Jan 26, 1996   5,271.75     Apr 23, 1996   5,588.59
 Nov 1, 1995   4,766.68     Jan 29, 1996   5,304.98     Apr 24, 1996   5,553.90
 Nov 2, 1995   4,808.59     Jan 30, 1996   5,381.21     Apr 25, 1996   5,566.91
 Nov 3, 1995   4,825.57     Jan 31, 1996   5,395.30     Apr 26, 1996   5,567.99
 Nov 6, 1995   4,814.01      Feb 1, 1996   5,405.06     Apr 29, 1996   5,573.41
 Nov 7, 1995   4,797.03      Feb 2, 1996   5,373.99     Apr 30, 1996   5,569.08
 Nov 8, 1995   4,852.67      Feb 5, 1996   5,407.59      May 1, 1996   5,575.22
 Nov 9, 1995   4,864.23      Feb 6, 1996   5,459.61      May 2, 1996   5,498.27
Nov 10, 1995   4,870.37      Feb 7, 1996   5,492.12      May 3, 1996   5,478.03
Nov 13, 1995   4,872.90      Feb 8, 1996   5,539.45      May 6, 1996   5,464.31
Nov 14, 1995   4,871.81      Feb 9, 1996   5,541.62      May 7, 1996   5,420.95
Nov 15, 1995   4,922.75     Feb 12, 1996   5,600.15      May 8, 1996   5,474.06
Nov 16, 1995   4,969.36     Feb 13, 1996   5,601.23      May 9, 1996   5,475.14
Nov 17, 1995   4,989.95     Feb 14, 1996   5,579.55     May 10, 1996   5,518.14
Nov 20, 1995   4,983.09     Feb 15, 1996   5,551.37     May 13, 1996   5,582.60
Nov 21, 1995   5,023.55     Feb 16, 1996   5,503.32     May 14, 1996   5,624.71
Nov 22, 1995   5,041.61     Feb 20, 1996   5,458.53     May 15, 1996   5,625.44
Nov 24, 1995   5,048.84     Feb 21, 1996   5,515.97     May 16, 1996   5,635.05
Nov 27, 1995   5,070.88     Feb 22, 1996   5,608.46     May 17, 1996   5,687.50
Nov 28, 1995   5,078.10     Feb 23, 1996   5,630.49     May 20, 1996   5,748.82
Nov 29, 1995   5,105.56     Feb 26, 1996   5,565.10     May 21, 1996   5,736.26
Nov 30, 1995   5,074.49     Feb 27, 1996   5,549.21     May 22, 1996   5,778.00
 Dec 1, 1995   5,087.13     Feb 28, 1996   5,506.21     May 23, 1996   5,762.12
 Dec 4, 1995   5,139.52     Feb 29, 1996   5,485.62     May 24, 1996   5,762.86
 Dec 5, 1995   5,177.45      Mar 1, 1996   5,536.56     May 28, 1996   5,709.67
 Dec 6, 1995   5,199.13      Mar 4, 1996   5,600.15     May 29, 1996   5,673.83
 Dec 7, 1995   5,159.39      Mar 5, 1996   5,642.42     May 30, 1996   5,693.41
 Dec 8, 1995   5,156.86      Mar 6, 1996   5,629.77     May 31, 1996   5,643.18

                                 Appendix B
                                   page 9

                          DOW JONES INDUSTRIAL AVERAGE

              Dow Jones                   Dow Jones                  Dow Jones
              Industrial                 Industrial                 Industrial
  Date         Average        Date        Average          Date       Average
-------------------------- --------------------------   ----------------------
 Jun 3, 1996   5,624.71     Aug 27, 1996   5,711.27     Nov 20, 1996   6,430.02
 Jun 4, 1996   5,665.71     Aug 28, 1996   5,712.38     Nov 21, 1996   6,418.47
 Jun 5, 1996   5,697.48     Aug 29, 1996   5,647.65     Nov 22, 1996   6,471.76
 Jun 6, 1996   5,667.19     Aug 30, 1996   5,616.21     Nov 25, 1996   6,547.79
 Jun 7, 1996   5,697.11      Sep 3, 1996   5,648.39     Nov 26, 1996   6,528.41
Jun 10, 1996   5,687.87      Sep 4, 1996   5,656.90     Nov 27, 1996   6,499.34
Jun 11, 1996   5,668.66      Sep 5, 1996   5,606.96     Nov 29, 1996   6,521.70
Jun 12, 1996   5,668.29      Sep 6, 1996   5,659.86      Dec 2, 1996   6,521.70
Jun 13, 1996   5,657.95      Sep 9, 1996   5,733.84      Dec 3, 1996   6,442.69
Jun 14, 1996   5,649.45     Sep 10, 1996   5,727.18      Dec 4, 1996   6,422.94
Jun 17, 1996   5,652.78     Sep 11, 1996   5,754.92      Dec 5, 1996   6,437.10
Jun 18, 1996   5,628.03     Sep 12, 1996   5,771.94      Dec 6, 1996   6,381.94
Jun 19, 1996   5,648.35     Sep 13, 1996   5,838.52      Dec 9, 1996   6,463.94
Jun 20, 1996   5,659.43     Sep 16, 1996   5,889.20     Dec 10, 1996   6,473.25
Jun 21, 1996   5,705.23     Sep 17, 1996   5,888.83     Dec 11, 1996   6,402.52
Jun 24, 1996   5,717.79     Sep 18, 1996   5,877.36     Dec 12, 1996   6,303.71
Jun 25, 1996   5,719.27     Sep 19, 1996   5,867.74     Dec 13, 1996   6,304.87
Jun 26, 1996   5,682.70     Sep 20, 1996   5,888.46     Dec 16, 1996   6,268.35
Jun 27, 1996   5,677.53     Sep 23, 1996   5,894.74     Dec 17, 1996   6,308.33
Jun 28, 1996   5,654.63     Sep 24, 1996   5,874.03     Dec 18, 1996   6,346.77
 Jul 1, 1996   5,729.98     Sep 25, 1996   5,877.36     Dec 19, 1996   6,473.64
 Jul 2, 1996   5,720.38     Sep 26, 1996   5,868.85     Dec 20, 1996   6,484.40
 Jul 3, 1996   5,703.02     Sep 27, 1996   5,872.92     Dec 23, 1996   6,489.02
 Jul 5, 1996   5,588.14     Sep 30, 1996   5,882.17     Dec 24, 1996   6,522.85
 Jul 8, 1996   5,550.83      Oct 1, 1996   5,904.90     Dec 26, 1996   6,546.68
 Jul 9, 1996   5,581.86      Oct 2, 1996   5,933.97     Dec 27, 1996   6,560.91
Jul 10, 1996   5,603.65      Oct 3, 1996   5,932.85     Dec 30, 1996   6,549.37
Jul 11, 1996   5,520.54      Oct 4, 1996   5,992.86     Dec 31, 1996   6,448.27
Jul 12, 1996   5,510.56      Oct 7, 1996   5,979.81      Jan 2, 1997   6,442.49
Jul 15, 1996   5,349.51      Oct 8, 1996   5,966.77      Jan 3, 1997   6,544.09
Jul 16, 1996   5,358.76      Oct 9, 1996   5,930.62      Jan 6, 1997   6,567.18
Jul 17, 1996   5,376.88     Oct 10, 1996   5,921.67      Jan 7, 1997   6,600.66
Jul 18, 1996   5,464.18     Oct 11, 1996   5,969.38      Jan 8, 1997   6,549.48
Jul 19, 1996   5,426.82     Oct 14, 1996   6,010.00      Jan 9, 1997   6,625.67
Jul 22, 1996   5,390.94     Oct 15, 1996   6,004.78     Jan 10, 1997   6,703.79
Jul 23, 1996   5,346.55     Oct 16, 1996   6,020.81     Jan 13, 1997   6,709.18
Jul 24, 1996   5,354.69     Oct 17, 1996   6,059.20     Jan 14, 1997   6,762.29
Jul 25, 1996   5,422.01     Oct 18, 1996   6,094.23     Jan 15, 1997   6,726.88
Jul 26, 1996   5,473.06     Oct 21, 1996   6,090.87     Jan 16, 1997   6,765.37
Jul 29, 1996   5,434.59     Oct 22, 1996   6,061.80     Jan 17, 1997   6,833.10
Jul 30, 1996   5,481.93     Oct 23, 1996   6,036.46     Jan 20, 1997   6,843.87
Jul 31, 1996   5,528.91     Oct 24, 1996   5,992.48     Jan 21, 1997   6,883.90
 Aug 1, 1996   5,594.75     Oct 25, 1996   6,007.02     Jan 22, 1997   6,850.03
 Aug 2, 1996   5,679.83     Oct 28, 1996   5,972.73     Jan 23, 1997   6,755.75
 Aug 5, 1996   5,674.28     Oct 29, 1996   6,007.02     Jan 24, 1997   6,696.48
 Aug 6, 1996   5,696.11     Oct 30, 1996   5,993.23     Jan 27, 1997   6,660.69
 Aug 7, 1996   5,718.67     Oct 31, 1996   6,029.38     Jan 28, 1997   6,656.08
 Aug 8, 1996   5,713.49      Nov 1, 1996   6,021.93     Jan 29, 1997   6,740.74
 Aug 9, 1996   5,681.31      Nov 4, 1996   6,041.68     Jan 30, 1997   6,823.86
Aug 12, 1996   5,704.98      Nov 5, 1996   6,081.18     Jan 31, 1997   6,813.09
Aug 13, 1996   5,647.28      Nov 6, 1996   6,177.71      Feb 3, 1997   6,806.16
Aug 14, 1996   5,666.88      Nov 7, 1996   6,206.04      Feb 4, 1997   6,833.48
Aug 15, 1996   5,665.78      Nov 8, 1996   6,219.82      Feb 5, 1997   6,746.90
Aug 16, 1996   5,689.45     Nov 11, 1996   6,255.60      Feb 6, 1997   6,773.06
Aug 19, 1996   5,699.44     Nov 12, 1996   6,266.04      Feb 7, 1997   6,855.80
Aug 20, 1996   5,721.26     Nov 13, 1996   6,274.24     Feb 10, 1997   6,806.54
Aug 21, 1996   5,689.82     Nov 14, 1996   6,313.00     Feb 11, 1997   6,858.11
Aug 22, 1996   5,733.47     Nov 15, 1996   6,348.03     Feb 12, 1997   6,961.63
Aug 23, 1996   5,722.74     Nov 18, 1996   6,346.91     Feb 13, 1997   7,022.44
Aug 26, 1996   5,693.89     Nov 19, 1996   6,397.60     Feb 14, 1997   6,988.96

                                 Appendix B
                                   page 10

                          DOW JONES INDUSTRIAL AVERAGE

              Dow Jones                   Dow Jones                  Dow Jones
              Industrial                 Industrial                 Industrial
  Date         Average        Date        Average          Date       Average
-------------------------- --------------------------   ----------------------
Feb 18, 1997   7,067.46     May 14, 1997   7,286.16      Aug 8, 1997   8,031.22
Feb 19, 1997   7,020.13     May 15, 1997   7,333.55     Aug 11, 1997   8,062.11
Feb 20, 1997   6,927.38     May 16, 1997   7,194.67     Aug 12, 1997   7,960.84
Feb 21, 1997   6,931.62     May 19, 1997   7,228.88     Aug 13, 1997   7,928.32
Feb 24, 1997   7,008.20     May 20, 1997   7,303.46     Aug 14, 1997   7,942.03
Feb 25, 1997   7,038.21     May 21, 1997   7,290.69     Aug 15, 1997   7,694.66
Feb 26, 1997   6,983.18     May 22, 1997   7,258.13     Aug 18, 1997   7,803.36
Feb 27, 1997   6,925.07     May 23, 1997   7,345.91     Aug 19, 1997   7,918.10
Feb 28, 1997   6,877.74     May 27, 1997   7,383.41     Aug 20, 1997   8,021.23
 Mar 3, 1997   6,918.92     May 28, 1997   7,357.23     Aug 21, 1997   7,893.95
 Mar 4, 1997   6,852.72     May 29, 1997   7,330.18     Aug 22, 1997   7,887.91
 Mar 5, 1997   6,945.85     May 30, 1997   7,331.04     Aug 25, 1997   7,859.57
 Mar 6, 1997   6,944.70      Jun 2, 1997   7,289.40     Aug 26, 1997   7,782.22
 Mar 7, 1997   7,000.89      Jun 3, 1997   7,312.15     Aug 27, 1997   7,787.33
Mar 10, 1997   7,079.39      Jun 4, 1997   7,269.66     Aug 28, 1997   7,694.43
Mar 11, 1997   7,085.16      Jun 5, 1997   7,305.29     Aug 29, 1997   7,622.42
Mar 12, 1997   7,039.37      Jun 6, 1997   7,435.78      Sep 2, 1997   7,879.76
Mar 13, 1997   6,878.89      Jun 9, 1997   7,478.50      Sep 3, 1997   7,894.64
Mar 14, 1997   6,935.46     Jun 10, 1997   7,539.27      Sep 4, 1997   7,867.24
Mar 17, 1997   6,955.48     Jun 11, 1997   7,575.83      Sep 5, 1997   7,822.40
Mar 18, 1997   6,896.56     Jun 12, 1997   7,711.47      Sep 8, 1997   7,835.16
Mar 19, 1997   6,877.68     Jun 13, 1997   7,782.04      Sep 9, 1997   7,851.88
Mar 20, 1997   6,820.28     Jun 16, 1997   7,772.09     Sep 10, 1997   7,719.28
Mar 21, 1997   6,804.79     Jun 17, 1997   7,760.78     Sep 11, 1997   7,660.96
Mar 24, 1997   6,905.25     Jun 18, 1997   7,718.71     Sep 12, 1997   7,742.96
Mar 25, 1997   6,876.17     Jun 19, 1997   7,777.06     Sep 15, 1997   7,721.12
Mar 26, 1997   6,880.70     Jun 20, 1997   7,796.51     Sep 16, 1997   7,895.92
Mar 27, 1997   6,740.59     Jun 23, 1997   7,604.26     Sep 17, 1997   7,886.44
Mar 31, 1997   6,583.48     Jun 24, 1997   7,758.06     Sep 18, 1997   7,922.72
 Apr 1, 1997   6,611.05     Jun 25, 1997   7,689.98     Sep 19, 1997   7,917.24
 Apr 2, 1997   6,517.01     Jun 26, 1997   7,654.25     Sep 22, 1997   7,996.80
 Apr 3, 1997   6,477.35     Jun 27, 1997   7,687.72     Sep 23, 1997   7,970.04
 Apr 4, 1997   6,526.07     Jun 30, 1997   7,672.79     Sep 24, 1997   7,906.68
 Apr 7, 1997   6,555.91      Jul 1, 1997   7,722.33     Sep 25, 1997   7,848.00
 Apr 8, 1997   6,609.16      Jul 2, 1997   7,795.38     Sep 26, 1997   7,922.16
 Apr 9, 1997   6,563.84      Jul 3, 1997   7,895.81     Sep 29, 1997   7,991.40
Apr 10, 1997   6,540.05      Jul 7, 1997   7,858.49     Sep 30, 1997   7,945.24
Apr 11, 1997   6,391.69      Jul 8, 1997   7,962.31      Oct 1, 1997   8,015.48
Apr 14, 1997   6,451.90      Jul 9, 1997   7,842.43      Oct 2, 1997   8,027.52
Apr 15, 1997   6,587.16     Jul 10, 1997   7,886.76      Oct 3, 1997   8,038.56
Apr 16, 1997   6,679.87     Jul 11, 1997   7,921.82      Oct 6, 1997   8,100.20
Apr 17, 1997   6,658.60     Jul 14, 1997   7,922.98      Oct 7, 1997   8,178.28
Apr 18, 1997   6,703.55     Jul 15, 1997   7,975.71      Oct 8, 1997   8,095.04
Apr 21, 1997   6,660.21     Jul 16, 1997   8,038.88      Oct 9, 1997   8,061.40
Apr 22, 1997   6,833.59     Jul 17, 1997   8,020.77     Oct 10, 1997   8,045.20
Apr 23, 1997   6,812.72     Jul 18, 1997   7,890.46     Oct 13, 1997   8,072.20
Apr 24, 1997   6,792.25     Jul 21, 1997   7,906.72     Oct 14, 1997   8,096.28
Apr 25, 1997   6,738.87     Jul 22, 1997   8,061.65     Oct 15, 1997   8,057.96
Apr 28, 1997   6,783.02     Jul 23, 1997   8,088.36     Oct 16, 1997   7,938.88
Apr 29, 1997   6,962.03     Jul 24, 1997   8,116.93     Oct 17, 1997   7,847.00
Apr 30, 1997   7,008.99     Jul 25, 1997   8,113.44     Oct 20, 1997   7,921.44
 May 1, 1997   6,976.48     Jul 28, 1997   8,121.11     Oct 21, 1997   8,060.44
 May 2, 1997   7,071.20     Jul 29, 1997   8,174.53     Oct 22, 1997   8,034.64
 May 5, 1997   7,214.49     Jul 30, 1997   8,254.89     Oct 23, 1997   7,847.76
 May 6, 1997   7,225.32     Jul 31, 1997   8,222.61     Oct 24, 1997   7,715.40
 May 7, 1997   7,085.65      Aug 1, 1997   8,194.04     Oct 27, 1997   7,161.12
 May 8, 1997   7,136.62      Aug 4, 1997   8,198.45     Oct 28, 1997   7,498.32
 May 9, 1997   7,169.53      Aug 5, 1997   8,187.54     Oct 29, 1997   7,506.64
May 12, 1997   7,292.75      Aug 6, 1997   8,259.31     Oct 30, 1997   7,381.64
May 13, 1997   7,274.21      Aug 7, 1997   8,188.00     Oct 31, 1997   7,443.00

                                 Appendix B
                                   page 11

                          DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
 Date         Average       Date           Average      Date           Average
-------------------------- --------------------------   ----------------------
 Nov 3, 1997   7,674.36     Jan 30, 1998   7,906.48     Apr 28, 1998   8,898.96
 Nov 4, 1997   7,689.12      Feb 2, 1998   8,107.76     Apr 29, 1998   8,951.52
 Nov 5, 1997   7,692.56      Feb 3, 1998   8,160.32     Apr 30, 1998   9,063.36
 Nov 6, 1997   7,683.20      Feb 4, 1998   8,129.68      May 1, 1998   9,147.04
 Nov 7, 1997   7,581.32      Feb 5, 1998   8,117.24      May 4, 1998   9,192.64
Nov 10, 1997   7,552.56      Feb 6, 1998   8,189.48      May 5, 1998   9,147.56
Nov 11, 1997   7,558.72      Feb 9, 1998   8,180.52      May 6, 1998   9,054.64
Nov 12, 1997   7,401.32     Feb 10, 1998   8,295.60      May 7, 1998   8,976.68
Nov 13, 1997   7,487.76     Feb 11, 1998   8,314.52      May 8, 1998   9,055.12
Nov 14, 1997   7,572.48     Feb 12, 1998   8,369.60     May 11, 1998   9,091.52
Nov 17, 1997   7,698.20     Feb 13, 1998   8,370.08     May 12, 1998   9,161.76
Nov 18, 1997   7,650.80     Feb 17, 1998   8,398.48     May 13, 1998   9,211.84
Nov 19, 1997   7,724.72     Feb 18, 1998   8,451.04     May 14, 1998   9,172.20
Nov 20, 1997   7,826.60     Feb 19, 1998   8,375.56     May 15, 1998   9,096.00
Nov 21, 1997   7,881.04     Feb 20, 1998   8,413.92     May 18, 1998   9,050.88
Nov 24, 1997   7,767.92     Feb 23, 1998   8,410.20     May 19, 1998   9,054.64
Nov 25, 1997   7,808.92     Feb 24, 1998   8,370.08     May 20, 1998   9,171.48
Nov 26, 1997   7,794.76     Feb 25, 1998   8,457.76     May 21, 1998   9,132.36
Nov 28, 1997   7,823.12     Feb 26, 1998   8,490.64     May 22, 1998   9,114.44
 Dec 1, 1997   8,013.08     Feb 27, 1998   8,545.72     May 26, 1998   8,963.72
 Dec 2, 1997   8,018.80      Mar 2, 1998   8,550.44     May 27, 1998   8,936.56
 Dec 3, 1997   8,032.00      Mar 3, 1998   8,584.80     May 28, 1998   8,970.20
 Dec 4, 1997   8,050.16      Mar 4, 1998   8,539.24     May 29, 1998   8,899.92
 Dec 5, 1997   8,149.12      Mar 5, 1998   8,444.32      Jun 1, 1998   8,922.36
 Dec 8, 1997   8,110.84      Mar 6, 1998   8,569.36      Jun 2, 1998   8,891.24
 Dec 9, 1997   8,049.64      Mar 9, 1998   8,567.12      Jun 3, 1998   8,803.80
Dec 10, 1997   7,978.76     Mar 10, 1998   8,643.12      Jun 4, 1998   8,870.56
Dec 11, 1997   7,848.96     Mar 11, 1998   8,675.72      Jun 5, 1998   9,037.68
Dec 12, 1997   7,838.28     Mar 12, 1998   8,659.56      Jun 8, 1998   9,069.60
Dec 15, 1997   7,922.56     Mar 13, 1998   8,602.52      Jun 9, 1998   9,049.92
Dec 16, 1997   7,976.28     Mar 16, 1998   8,718.84     Jun 10, 1998   8,971.68
Dec 17, 1997   7,957.40     Mar 17, 1998   8,749.96     Jun 11, 1998   8,811.76
Dec 18, 1997   7,846.48     Mar 18, 1998   8,775.40     Jun 12, 1998   8,834.92
Dec 19, 1997   7,756.28     Mar 19, 1998   8,803.04     Jun 15, 1998   8,627.92
Dec 22, 1997   7,819.28     Mar 20, 1998   8,906.40     Jun 16, 1998   8,665.28
Dec 23, 1997   7,691.76     Mar 23, 1998   8,816.24     Jun 17, 1998   8,829.44
Dec 24, 1997   7,660.12     Mar 24, 1998   8,904.44     Jun 18, 1998   8,813.00
Dec 26, 1997   7,679.28     Mar 25, 1998   8,872.80     Jun 19, 1998   8,712.84
Dec 29, 1997   7,792.40     Mar 26, 1998   8,846.88     Jun 22, 1998   8,711.12
Dec 30, 1997   7,915.92     Mar 27, 1998   8,796.08     Jun 23, 1998   8,828.44
Dec 31, 1997   7,908.24     Mar 30, 1998   8,782.12     Jun 24, 1998   8,923.84
 Jan 2, 1998   7,965.04     Mar 31, 1998   8,799.80     Jun 25, 1998   8,935.56
 Jan 5, 1998   7,978.96      Apr 1, 1998   8,868.32     Jun 26, 1998   8,944.52
 Jan 6, 1998   7,906.24      Apr 2, 1998   8,986.64     Jun 29, 1998   8,997.36
 Jan 7, 1998   7,902.24      Apr 3, 1998   8,983.40     Jun 30, 1998   8,952.00
 Jan 8, 1998   7,802.60      Apr 6, 1998   9,033.20      Jul 1, 1998   9,048.64
 Jan 9, 1998   7,580.40      Apr 7, 1998   8,956.48      Jul 2, 1998   9,025.24
Jan 12, 1998   7,647.16      Apr 8, 1998   8,891.48      Jul 6, 1998   9,091.76
Jan 13, 1998   7,732.12      Apr 9, 1998   8,994.84      Jul 7, 1998   9,085.04
Jan 14, 1998   7,787.68     Apr 13, 1998   9,012.28      Jul 8, 1998   9,174.96
Jan 15, 1998   7,691.76     Apr 14, 1998   9,110.20      Jul 9, 1998   9,089.76
Jan 16, 1998   7,753.52     Apr 15, 1998   9,162.24     Jul 10, 1998   9,105.72
Jan 20, 1998   7,873.12     Apr 16, 1998   9,076.56     Jul 13, 1998   9,096.20
Jan 21, 1998   7,794.40     Apr 17, 1998   9,167.48     Jul 14, 1998   9,245.52
Jan 22, 1998   7,730.88     Apr 20, 1998   9,141.84     Jul 15, 1998   9,234.44
Jan 23, 1998   7,700.72     Apr 21, 1998   9,184.92     Jul 16, 1998   9,328.16
Jan 26, 1998   7,712.92     Apr 22, 1998   9,176.72     Jul 17, 1998   9,337.96
Jan 27, 1998   7,815.08     Apr 23, 1998   9,143.32     Jul 20, 1998   9,295.72
Jan 28, 1998   7,915.44     Apr 24, 1998   9,064.60     Jul 21, 1998   9,190.16
Jan 29, 1998   7,973.00     Apr 27, 1998   8,917.64     Jul 22, 1998   9,128.88

                                 Appendix B
                                   page 12

                          DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
Date           Average      Date           Average      Date           Average
-------------------------- --------------------------   -----------------------
Jul 23, 1998   8,932.96     Oct 15, 1998   8,299.36     Jan 11, 1999   9,619.89
Jul 24, 1998   8,937.36     Oct 16, 1998   8,416.76     Jan 12, 1999   9,474.68
Jul 27, 1998   9,028.24     Oct 19, 1998   8,466.45     Jan 13, 1999   9,349.56
Jul 28, 1998   8,934.76     Oct 20, 1998   8,505.85     Jan 14, 1999   9,120.93
Jul 29, 1998   8,914.96     Oct 21, 1998   8,519.23     Jan 15, 1999   9,340.55
Jul 30, 1998   9,026.92     Oct 22, 1998   8,533.14     Jan 19, 1999   9,355.22
Jul 31, 1998   8,883.28     Oct 23, 1998   8,452.29     Jan 20, 1999   9,335.91
 Aug 3, 1998   8,786.72     Oct 26, 1998   8,432.21     Jan 21, 1999   9,264.08
 Aug 4, 1998   8,487.28     Oct 27, 1998   8,366.04     Jan 22, 1999   9,120.67
 Aug 5, 1998   8,546.76     Oct 28, 1998   8,371.97     Jan 25, 1999   9,203.32
 Aug 6, 1998   8,577.68     Oct 29, 1998   8,495.03     Jan 26, 1999   9,324.58
 Aug 7, 1998   8,598.00     Oct 30, 1998   8,592.10     Jan 27, 1999   9,200.23
Aug 10, 1998   8,574.84      Nov 2, 1998   8,706.15     Jan 28, 1999   9,281.33
Aug 11, 1998   8,462.84      Nov 3, 1998   8,706.15     Jan 29, 1999   9,358.83
Aug 12, 1998   8,552.96      Nov 4, 1998   8,783.14      Feb 1, 1999   9,345.70
Aug 13, 1998   8,459.48      Nov 5, 1998   8,915.47      Feb 2, 1999   9,274.12
Aug 14, 1998   8,425.00      Nov 6, 1998   8,975.46      Feb 3, 1999   9,366.81
Aug 17, 1998   8,574.84      Nov 9, 1998   8,897.96      Feb 4, 1999   9,304.50
Aug 18, 1998   8,714.64     Nov 10, 1998   8,863.98      Feb 5, 1999   9,304.24
Aug 19, 1998   8,693.28     Nov 11, 1998   8,823.82      Feb 8, 1999   9,291.11
Aug 20, 1998   8,611.40     Nov 12, 1998   8,829.74      Feb 9, 1999   9,133.03
Aug 21, 1998   8,533.64     Nov 13, 1998   8,919.59     Feb 10, 1999   9,177.31
Aug 24, 1998   8,566.60     Nov 16, 1998   9,011.25     Feb 11, 1999   9,363.46
Aug 25, 1998   8,602.64     Nov 17, 1998   8,986.28     Feb 12, 1999   9,274.89
Aug 26, 1998   8,523.32     Nov 18, 1998   9,041.11     Feb 16, 1999   9,297.03
Aug 27, 1998   8,165.96     Nov 19, 1998   9,056.05     Feb 17, 1999   9,195.47
Aug 28, 1998   8,051.68     Nov 20, 1998   9,159.55     Feb 18, 1999   9,298.63
Aug 31, 1998   7,539.04     Nov 23, 1998   9,374.27     Feb 19, 1999   9,339.95
 Sep 1, 1998   7,827.43     Nov 24, 1998   9,301.15     Feb 22, 1999   9,552.68
 Sep 2, 1998   7,782.37     Nov 25, 1998   9,314.28     Feb 23, 1999   9,544.42
 Sep 3, 1998   7,682.22     Nov 27, 1998   9,333.08     Feb 24, 1999   9,399.67
 Sep 4, 1998   7,640.25     Nov 30, 1998   9,116.55     Feb 25, 1999   9,366.34
 Sep 8, 1998   8,020.78      Dec 1, 1998   9,133.54     Feb 26, 1999   9,306.58
 Sep 9, 1998   7,865.02      Dec 2, 1998   9,064.54      Mar 1, 1999   9,324.78
Sep 10, 1998   7,615.54      Dec 3, 1998   8,879.68      Mar 2, 1999   9,297.61
Sep 11, 1998   7,795.50      Dec 4, 1998   9,016.14      Mar 3, 1999   9,275.88
Sep 14, 1998   7,945.35      Dec 7, 1998   9,070.47      Mar 4, 1999   9,467.40
Sep 15, 1998   8,024.39      Dec 8, 1998   9,027.98      Mar 5, 1999   9,736.08
Sep 16, 1998   8,089.78      Dec 9, 1998   9,009.19      Mar 8, 1999   9,727.61
Sep 17, 1998   7,873.77     Dec 10, 1998   8,841.58      Mar 9, 1999   9,693.76
Sep 18, 1998   7,895.66     Dec 11, 1998   8,821.76     Mar 10, 1999   9,772.84
Sep 21, 1998   7,933.25     Dec 14, 1998   8,695.60     Mar 11, 1999   9,897.44
Sep 22, 1998   7,897.20     Dec 15, 1998   8,823.30     Mar 12, 1999   9,876.35
Sep 23, 1998   8,154.41     Dec 16, 1998   8,790.60     Mar 15, 1999   9,958.77
Sep 24, 1998   8,001.99     Dec 17, 1998   8,875.82     Mar 16, 1999   9,930.47
Sep 25, 1998   8,028.77     Dec 18, 1998   8,903.63     Mar 17, 1999   9,879.41
Sep 28, 1998   8,108.84     Dec 21, 1998   8,988.85     Mar 18, 1999   9,997.62
Sep 29, 1998   8,080.52     Dec 22, 1998   9,044.46     Mar 19, 1999   9,903.55
Sep 30, 1998   7,842.62     Dec 23, 1998   9,202.03     Mar 22, 1999   9,890.51
 Oct 1, 1998   7,632.53     Dec 24, 1998   9,217.99     Mar 23, 1999   9,671.83
 Oct 2, 1998   7,784.69     Dec 28, 1998   9,226.75     Mar 24, 1999   9,666.84
 Oct 5, 1998   7,726.24     Dec 29, 1998   9,320.98     Mar 25, 1999   9,836.39
 Oct 6, 1998   7,742.98     Dec 30, 1998   9,274.64     Mar 26, 1999   9,822.24
 Oct 7, 1998   7,741.69     Dec 31, 1998   9,181.43     Mar 29, 1999  10,006.78
 Oct 8, 1998   7,731.91      Jan 4, 1999   9,184.27     Mar 30, 1999   9,913.26
 Oct 9, 1998   7,899.52      Jan 5, 1999   9,311.19     Mar 31, 1999   9,786.16
Oct 12, 1998   8,001.47      Jan 6, 1999   9,544.97      Apr 1, 1999   9,832.51
Oct 13, 1998   7,938.14      Jan 7, 1999   9,537.76      Apr 5, 1999  10,007.33
Oct 14, 1998   7,968.78      Jan 8, 1999   9,643.32      Apr 6, 1999   9,963.49

                                 Appendix B
                                   page 13

                         DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
Date           Average      Date           Average      Date           Average
-------------------------- --------------------------   -----------------------

 Apr 7, 1999   10,085.31    Jun 30, 1999   10,970.80    Sep 23, 1999   10,318.59
 Apr 8, 1999   10,197.70     Jul 1, 1999   11,066.42    Sep 24, 1999   10,279.33
 Apr 9, 1999   10,173.84     Jul 2, 1999   11,139.24    Sep 27, 1999   10,303.39
Apr 12, 1999   10,339.51     Jul 6, 1999   11,135.12    Sep 28, 1999   10,275.53
Apr 13, 1999   10,395.01     Jul 7, 1999   11,187.36    Sep 29, 1999   10,213.48
Apr 14, 1999   10,411.66     Jul 8, 1999   11,126.89    Sep 30, 1999   10,336.95
Apr 15, 1999   10,462.72     Jul 9, 1999   11,193.70     Oct 1, 1999   10,273.00
Apr 16, 1999   10,493.89    Jul 12, 1999   11,200.98     Oct 4, 1999   10,401.23
Apr 19, 1999   10,440.53    Jul 13, 1999   11,175.02     Oct 5, 1999   10,400.59
Apr 20, 1999   10,448.55    Jul 14, 1999   11,148.10     Oct 6, 1999   10,588.34
Apr 21, 1999   10,581.42    Jul 15, 1999   11,186.41     Oct 7, 1999   10,537.05
Apr 22, 1999   10,727.18    Jul 16, 1999   11,209.84     Oct 8, 1999   10,649.76
Apr 23, 1999   10,689.67    Jul 19, 1999   11,187.68    Oct 11, 1999   10,648.18
Apr 26, 1999   10,718.59    Jul 20, 1999   10,996.13    Oct 12, 1999   10,417.06
Apr 27, 1999   10,831.71    Jul 21, 1999   11,002.78    Oct 13, 1999   10,232.16
Apr 28, 1999   10,845.45    Jul 22, 1999   10,969.22    Oct 14, 1999   10,286.61
Apr 29, 1999   10,878.38    Jul 23, 1999   10,910.96    Oct 15, 1999   10,019.71
Apr 30, 1999   10,789.04    Jul 26, 1999   10,863.16    Oct 18, 1999   10,116.28
 May 3, 1999   11,014.69    Jul 27, 1999   10,979.04    Oct 19, 1999   10,204.93
 May 4, 1999   10,886.11    Jul 28, 1999   10,972.07    Oct 20, 1999   10,392.36
 May 5, 1999   10,955.41    Jul 29, 1999   10,791.29    Oct 21, 1999   10,297.69
 May 6, 1999   10,946.82    Jul 30, 1999   10,655.15    Oct 22, 1999   10,470.25
 May 7, 1999   11,031.59     Aug 2, 1999   10,645.96    Oct 25, 1999   10,349.93
May 10, 1999   11,007.25     Aug 3, 1999   10,677.31    Oct 26, 1999   10,302.13
May 11, 1999   11,026.15     Aug 4, 1999   10,674.77    Oct 27, 1999   10,394.89
May 12, 1999   11,000.37     Aug 5, 1999   10,793.82    Oct 28, 1999   10,622.53
May 13, 1999   11,107.19     Aug 6, 1999   10,714.03    Oct 29, 1999   10,729.86
May 14, 1999   10,913.32     Aug 9, 1999   10,707.70     Nov 1, 1999   10,648.51
May 17, 1999   10,853.47    Aug 10, 1999   10,655.15     Nov 2, 1999   10,581.84
May 18, 1999   10,836.95    Aug 11, 1999   10,787.80     Nov 3, 1999   10,609.06
May 19, 1999   10,887.39    Aug 12, 1999   10,789.39     Nov 4, 1999   10,639.64
May 20, 1999   10,866.74    Aug 13, 1999   10,973.65     Nov 5, 1999   10,704.48
May 21, 1999   10,829.28    Aug 16, 1999   11,046.79     Nov 8, 1999   10,718.85
May 24, 1999   10,654.67    Aug 17, 1999   11,117.08     Nov 9, 1999   10,617.32
May 25, 1999   10,531.09    Aug 18, 1999   10,991.38    Nov 10, 1999   10,597.74
May 26, 1999   10,702.16    Aug 19, 1999   10,963.84    Nov 11, 1999   10,595.30
May 27, 1999   10,466.93    Aug 20, 1999   11,100.61    Nov 12, 1999   10,769.32
May 28, 1999   10,559.74    Aug 23, 1999   11,299.76    Nov 15, 1999   10,760.75
 Jun 1, 1999   10,596.26    Aug 24, 1999   11,283.30    Nov 16, 1999   10,932.33
 Jun 2, 1999   10,577.89    Aug 25, 1999   11,326.04    Nov 17, 1999   10,883.09
 Jun 3, 1999   10,663.69    Aug 26, 1999   11,198.45    Nov 18, 1999   11,035.70
 Jun 4, 1999   10,799.84    Aug 27, 1999   11,090.17    Nov 19, 1999   11,003.89
 Jun 7, 1999   10,909.38    Aug 30, 1999   10,914.13    Nov 22, 1999   11,089.52
 Jun 8, 1999   10,765.64    Aug 31, 1999   10,829.28    Nov 23, 1999   10,995.63
 Jun 9, 1999   10,690.29     Sep 1, 1999   10,937.88    Nov 24, 1999   11,008.17
Jun 10, 1999   10,621.27     Sep 2, 1999   10,843.21    Nov 26, 1999   10,988.91
Jun 11, 1999   10,490.51     Sep 3, 1999   11,078.45    Nov 29, 1999   10,947.92
Jun 14, 1999   10,563.33     Sep 7, 1999   11,034.13    Nov 30, 1999   10,877.81
Jun 15, 1999   10,594.99     Sep 8, 1999   11,036.34     Dec 1, 1999   10,998.39
Jun 16, 1999   10,784.95     Sep 9, 1999   11,079.40     Dec 2, 1999   11,039.06
Jun 17, 1999   10,841.63    Sep 10, 1999   11,028.43     Dec 3, 1999   11,286.18
Jun 18, 1999   10,855.56    Sep 13, 1999   11,030.33     Dec 6, 1999   11,225.01
Jun 21, 1999   10,815.98    Sep 14, 1999   10,910.33     Dec 7, 1999   11,106.65
Jun 22, 1999   10,721.63    Sep 15, 1999   10,801.42     Dec 8, 1999   11,068.12
Jun 23, 1999   10,666.86    Sep 16, 1999   10,737.46     Dec 9, 1999   11,134.79
Jun 24, 1999   10,534.83    Sep 17, 1999   10,803.63    Dec 10, 1999   11,224.70
Jun 25, 1999   10,552.56    Sep 20, 1999   10,823.90    Dec 13, 1999   11,192.59
Jun 28, 1999   10,655.15    Sep 21, 1999   10,598.47    Dec 14, 1999   11,160.17
Jun 29, 1999   10,815.35    Sep 22, 1999   10,524.07    Dec 15, 1999   11,225.32

                                 Appendix B
                                   page 14

                         DOW JONES INDUSTRIAL AVERAGE

               Dow Jones                   Dow Jones                   Dow Jones
               Industrial                  Industrial                 Industrial
Date           Average      Date           Average      Date           Average
-------------------------- --------------------------   -----------------------

Dec 16, 1999   11,244.89
Dec 17, 1999   11,257.43
Dec 20, 1999   11,144.27
Dec 21, 1999   11,200.54
Dec 22, 1999   11,203.60
Dec 23, 1999   11,405.76
Dec 27, 1999   11,391.08
Dec 28, 1999   11,476.71
Dec 29, 1999   11,484.66
Dec 30, 1999   11,452.86
Dec 31, 1999   11,497.12
 Jan 3, 2000   11,357.51
 Jan 4, 2000   10,997.93
 Jan 5, 2000   11,122.65
 Jan 6, 2000   11,253.26
 Jan 7, 2000   11,522.56
Jan 10, 2000   11,572.20
Jan 11, 2000   11,511.08
Jan 12, 2000   11,551.10
Jan 13, 2000   11,582.43
Jan 14, 2000   11,722.98
Jan 18, 2000   11,560.72
Jan 19, 2000   11,489.36
Jan 20, 2000   11,351.30
Jan 21, 2000   11,251.71
Jan 24, 2000   11,008.17
Jan 25, 2000   11,029.89
Jan 26, 2000   11,032.99
Jan 27, 2000   11,028.02
Jan 28, 2000   10,738.87
Jan 31, 2000   10,940.53

                                Appendix B
                                  page 15

                        STANDARD & POOR'S 500 STOCK INDEX

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
 Jan 2, 1990     359.69     Mar 29, 1990     340.79     Jun 26, 1990     352.06
 Jan 3, 1990     358.76     Mar 30, 1990     339.94     Jun 27, 1990     355.14
 Jan 4, 1990     355.67      Apr 2, 1990     338.70     Jun 28, 1990     357.63
 Jan 5, 1990     352.20      Apr 3, 1990     343.64     Jun 29, 1990     358.02
 Jan 8, 1990     353.79      Apr 4, 1990     341.09      Jul 2, 1990     359.54
 Jan 9, 1990     349.62      Apr 5, 1990     340.73      Jul 3, 1990     360.16
Jan 10, 1990     347.31      Apr 6, 1990     340.08      Jul 5, 1990     355.68
Jan 11, 1990     348.53      Apr 9, 1990     341.37      Jul 6, 1990     358.42
Jan 12, 1990     339.93     Apr 10, 1990     342.07      Jul 9, 1990     359.52
Jan 15, 1990     337.00     Apr 11, 1990     341.92     Jul 10, 1990     356.49
Jan 16, 1990     340.75     Apr 12, 1990     344.34     Jul 11, 1990     361.23
Jan 17, 1990     337.40     Apr 16, 1990     344.74     Jul 12, 1990     365.44
Jan 18, 1990     338.19     Apr 17, 1990     344.68     Jul 13, 1990     367.31
Jan 19, 1990     339.15     Apr 18, 1990     340.72     Jul 16, 1990     368.95
Jan 22, 1990     330.38     Apr 19, 1990     338.09     Jul 17, 1990     367.52
Jan 23, 1990     331.61     Apr 20, 1990     335.12     Jul 18, 1990     364.22
Jan 24, 1990     330.26     Apr 23, 1990     331.05     Jul 19, 1990     365.32
Jan 25, 1990     326.08     Apr 24, 1990     330.36     Jul 20, 1990     361.61
Jan 26, 1990     325.80     Apr 25, 1990     332.03     Jul 23, 1990     355.31
Jan 29, 1990     325.20     Apr 26, 1990     332.92     Jul 24, 1990     355.79
Jan 30, 1990     322.98     Apr 27, 1990     329.11     Jul 25, 1990     357.09
Jan 31, 1990     329.08     Apr 30, 1990     330.80     Jul 26, 1990     355.91
 Feb 1, 1990     328.79      May 1, 1990     332.25     Jul 27, 1990     353.44
 Feb 2, 1990     330.92      May 2, 1990     334.48     Jul 30, 1990     355.55
 Feb 5, 1990     331.85      May 3, 1990     335.57     Jul 31, 1990     356.15
 Feb 6, 1990     329.66      May 4, 1990     338.39      Aug 1, 1990     355.52
 Feb 7, 1990     333.75      May 7, 1990     340.53      Aug 2, 1990     351.48
 Feb 8, 1990     332.96      May 8, 1990     342.01      Aug 3, 1990     344.86
 Feb 9, 1990     333.62      May 9, 1990     347.86      Aug 6, 1990     334.43
Feb 12, 1990     330.08     May 10, 1990     343.82      Aug 7, 1990     334.83
Feb 13, 1990     331.02     May 11, 1990     352.00      Aug 8, 1990     338.35
Feb 14, 1990     332.01     May 14, 1990     354.75      Aug 9, 1990     339.94
Feb 15, 1990     334.89     May 15, 1990     354.28     Aug 10, 1990     335.52
Feb 16, 1990     332.72     May 16, 1990     354.00     Aug 13, 1990     338.84
Feb 20, 1990     327.99     May 17, 1990     354.47     Aug 14, 1990     339.39
Feb 21, 1990     327.67     May 18, 1990     354.64     Aug 15, 1990     340.06
Feb 22, 1990     325.70     May 21, 1990     358.00     Aug 16, 1990     332.39
Feb 23, 1990     324.15     May 22, 1990     358.43     Aug 17, 1990     327.83
Feb 26, 1990     328.67     May 23, 1990     359.29     Aug 20, 1990     328.51
Feb 27, 1990     330.26     May 24, 1990     358.41     Aug 21, 1990     321.86
Feb 28, 1990     331.89     May 25, 1990     354.58     Aug 22, 1990     316.55
 Mar 1, 1990     332.74     May 29, 1990     360.65     Aug 23, 1990     307.06
 Mar 2, 1990     335.54     May 30, 1990     360.86     Aug 24, 1990     311.51
 Mar 5, 1990     333.74     May 31, 1990     361.23     Aug 27, 1990     321.44
 Mar 6, 1990     337.93      Jun 1, 1990     363.16     Aug 28, 1990     321.34
 Mar 7, 1990     336.95      Jun 4, 1990     367.40     Aug 29, 1990     324.19
 Mar 8, 1990     340.27      Jun 5, 1990     366.64     Aug 30, 1990     318.71
 Mar 9, 1990     337.93      Jun 6, 1990     364.96     Aug 31, 1990     322.56
Mar 12, 1990     338.67      Jun 7, 1990     363.15      Sep 4, 1990     323.09
Mar 13, 1990     336.00      Jun 8, 1990     358.71      Sep 5, 1990     324.39
Mar 14, 1990     336.87     Jun 11, 1990     361.63      Sep 6, 1990     320.46
Mar 15, 1990     338.07     Jun 12, 1990     366.25      Sep 7, 1990     323.40
Mar 16, 1990     341.91     Jun 13, 1990     364.90     Sep 10, 1990     321.63
Mar 19, 1990     343.53     Jun 14, 1990     362.90     Sep 11, 1990     321.04
Mar 20, 1990     341.57     Jun 15, 1990     362.91     Sep 12, 1990     322.54
Mar 21, 1990     339.74     Jun 18, 1990     356.88     Sep 13, 1990     318.65
Mar 22, 1990     335.65     Jun 19, 1990     358.97     Sep 14, 1990     316.83
Mar 23, 1990     337.22     Jun 20, 1990     359.10     Sep 17, 1990     317.77
Mar 26, 1990     337.63     Jun 21, 1990     360.47     Sep 18, 1990     318.60
Mar 27, 1990     341.50     Jun 22, 1990     355.43     Sep 19, 1990     316.60
Mar 28, 1990     342.00     Jun 25, 1990     352.31     Sep 20, 1990     311.48

                                   Appendix B
                                     page 1

                        STANDARD & POOR'S 500 STOCK INDEX

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Sep 21, 1990     311.32     Dec 18, 1990     330.05     Mar 19, 1991     366.59
Sep 24, 1990     304.59     Dec 19, 1990     330.20     Mar 20, 1991     367.92
Sep 25, 1990     308.26     Dec 20, 1990     330.12     Mar 21, 1991     366.58
Sep 26, 1990     305.06     Dec 21, 1990     331.75     Mar 26, 1991     370.30
Sep 27, 1990     300.97     Dec 24, 1990     329.90     Mar 27, 1991     375.35
Sep 28, 1990     306.05     Dec 26, 1990     330.85     Mar 28, 1991     375.22
 Oct 1, 1990     314.94     Dec 27, 1990     328.29      Apr 1, 1991     371.30
 Oct 2, 1990     315.21     Dec 28, 1990     328.72      Apr 2, 1991     379.30
 Oct 3, 1990     311.40     Dec 31, 1990     330.22      Apr 3, 1991     378.94
 Oct 4, 1990     312.69      Jan 2, 1991     326.45      Apr 4, 1991     379.77
 Oct 5, 1990     311.50      Jan 3, 1991     321.91      Apr 5, 1991     375.36
 Oct 8, 1990     313.48      Jan 4, 1991     321.00      Apr 8, 1991     378.66
 Oct 9, 1990     305.10      Jan 7, 1991     315.44      Apr 9, 1991     373.56
Oct 10, 1990     300.39      Jan 8, 1991     314.90     Apr 10, 1991     373.15
Oct 11, 1990     295.46      Jan 9, 1991     311.49     Apr 11, 1991     377.63
Oct 12, 1990     300.03     Jan 10, 1991     314.53     Apr 12, 1991     380.40
Oct 15, 1990     303.23     Jan 11, 1991     315.23     Apr 15, 1991     381.19
Oct 16, 1990     298.92     Jan 14, 1991     312.49     Apr 16, 1991     387.62
Oct 17, 1990     298.76     Jan 15, 1991     313.73     Apr 17, 1991     390.45
Oct 18, 1990     305.74     Jan 16, 1991     316.17     Apr 18, 1991     388.46
Oct 19, 1990     312.48     Jan 17, 1991     327.97     Apr 19, 1991     384.20
Oct 22, 1990     314.76     Jan 18, 1991     332.23     Apr 22, 1991     380.95
Oct 23, 1990     312.36     Jan 22, 1991     328.31     Apr 23, 1991     381.76
Oct 24, 1990     312.60     Jan 23, 1991     330.21     Apr 24, 1991     382.76
Oct 25, 1990     310.17     Jan 24, 1991     334.78     Apr 25, 1991     379.25
Oct 26, 1990     304.71     Jan 25, 1991     336.07     Apr 26, 1991     379.02
Oct 29, 1990     301.88     Jan 28, 1991     336.03     Apr 29, 1991     373.66
Oct 30, 1990     304.06     Jan 29, 1991     335.84     Apr 30, 1991     375.35
Oct 31, 1990     304.00     Jan 30, 1991     340.91      May 1, 1991     380.29
 Nov 1, 1990     307.02     Jan 31, 1991     343.93      May 2, 1991     380.52
 Nov 2, 1990     311.85      Feb 1, 1991     343.35      May 3, 1991     380.80
 Nov 5, 1990     314.59      Feb 4, 1991     348.34      May 6, 1991     380.08
 Nov 6, 1990     311.62      Feb 5, 1991     351.26      May 7, 1991     377.32
 Nov 7, 1990     306.01      Feb 6, 1991     358.07      May 8, 1991     378.51
 Nov 8, 1990     307.61      Feb 7, 1991     356.52      May 9, 1991     383.25
 Nov 9, 1990     313.74      Feb 8, 1991     359.35     May 10, 1991     375.74
Nov 12, 1990     319.48     Feb 11, 1991     368.58     May 13, 1991     376.76
Nov 13, 1990     317.67     Feb 12, 1991     365.50     May 14, 1991     371.62
Nov 14, 1990     320.40     Feb 13, 1991     369.02     May 15, 1991     388.57
Nov 15, 1990     317.02     Feb 14, 1991     369.00     May 16, 1991     372.19
Nov 16, 1990     317.12     Feb 15, 1991     369.06     May 17, 1991     372.39
Nov 19, 1990     319.34     Feb 19, 1991     369.39     May 20, 1991     372.28
Nov 20, 1990     315.31     Feb 20, 1991     365.14     May 21, 1991     375.35
Nov 21, 1990     316.03     Feb 21, 1991     364.97     May 22, 1991     376.19
Nov 23, 1990     315.10     Feb 22, 1991     365.65     May 23, 1991     374.97
Nov 26, 1990     316.51     Feb 25, 1991     367.26     May 24, 1991     377.49
Nov 27, 1990     318.10     Feb 26, 1991     362.81     May 27, 1991     377.49
Nov 28, 1990     317.95     Feb 27, 1991     367.74     May 28, 1991     381.94
Nov 29, 1990     316.42     Feb 28, 1991     367.07     May 29, 1991     382.79
Nov 30, 1990     322.22      Mar 1, 1991     370.47     May 30, 1991     386.96
 Dec 3, 1990     324.10      Mar 4, 1991     369.33     May 31, 1991     389.83
 Dec 4, 1990     326.35      Mar 5, 1991     376.72      Jun 3, 1991     388.06
 Dec 5, 1990     329.92      Mar 6, 1991     376.17      Jun 4, 1991     387.74
 Dec 6, 1990     329.07      Mar 7, 1991     375.91      Jun 5, 1991     385.09
 Dec 7, 1990     327.75      Mar 8, 1991     374.95      Jun 6, 1991     383.63
Dec 10, 1990     328.89     Mar 11, 1991     372.96      Jun 7, 1991     379.43
Dec 11, 1990     326.44     Mar 12, 1991     370.03     Jun 10, 1991     378.57
Dec 12, 1990     330.19     Mar 13, 1991     374.57     Jun 11, 1991     381.05
Dec 13, 1990     329.34     Mar 14, 1991     373.50     Jun 12, 1991     376.65
Dec 14, 1990     326.82     Mar 15, 1991     373.59     Jun 13, 1991     377.63
Dec 17, 1990     326.02     Mar 18, 1991     372.11     Jun 14, 1991     382.29

                                   Appendix B
                                     page 2

                        STANDARD & POOR'S 500 STOCK INDEX

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Jun 17, 1991     380.13     Sep 12, 1991     387.34     Dec 9, 1991      378.26
Jun 18, 1991     378.59     Sep 13, 1991     383.59     Dec 10, 1991     377.90
Jun 19, 1991     375.09     Sep 16, 1991     385.78     Dec 11, 1991     377.70
Jun 20, 1991     375.42     Sep 17, 1991     385.50     Dec 12, 1991     381.55
Jun 21, 1991     377.75     Sep 18, 1991     386.94     Dec 13, 1991     384.47
Jun 24, 1991     370.94     Sep 19, 1991     387.56     Dec 16, 1991     384.46
Jun 25, 1991     370.65     Sep 20, 1991     387.92     Dec 17, 1991     382.74
Jun 26, 1991     371.59     Sep 23, 1991     385.92     Dec 18, 1991     383.48
Jun 27, 1991     374.40     Sep 24, 1991     387.71     Dec 19, 1991     382.52
Jun 28, 1991     371.16     Sep 25, 1991     386.88     Dec 20, 1991     387.04
 Jul 1, 1991     377.92     Sep 26, 1991     386.59     Dec 23, 1991     396.82
 Jul 2, 1991     377.47     Sep 27, 1991     385.90     Dec 24, 1991     399.33
 Jul 3, 1991     373.33     Sep 30, 1991     387.86     Dec 26, 1991     404.84
 Jul 5, 1991     374.08      Oct 1, 1991     389.20     Dec 27, 1991     406.46
 Jul 8, 1991     377.94      Oct 2, 1991     388.26     Dec 30, 1991     415.14
 Jul 9, 1991     376.11      Oct 3, 1991     384.47     Dec 31, 1991     417.09
Jul 10, 1991     375.74      Oct 4, 1991     381.24      Jan 2, 1992     417.26
Jul 11, 1991     376.97      Oct 7, 1991     379.50      Jan 3, 1992     419.34
Jul 12, 1991     380.25      Oct 8, 1991     380.67      Jan 6, 1992     417.96
Jul 15, 1991     382.39      Oct 9, 1991     376.80      Jan 7, 1992     417.40
Jul 16, 1991     381.54     Oct 10, 1991     380.55      Jan 8, 1992     418.10
Jul 17, 1991     381.18     Oct 11, 1991     381.45      Jan 9, 1992     417.61
Jul 18, 1991     385.37     Oct 14, 1991     386.47     Jan 10, 1992     415.10
Jul 19, 1991     384.22     Oct 15, 1991     391.01     Jan 13, 1992     414.34
Jul 22, 1991     382.88     Oct 16, 1991     392.80     Jan 14, 1992     420.44
Jul 23, 1991     379.42     Oct 17, 1991     391.92     Jan 15, 1992     420.77
Jul 24, 1991     378.64     Oct 18, 1991     392.50     Jan 16, 1992     418.21
Jul 25, 1991     380.96     Oct 21, 1991     390.02     Jan 17, 1992     418.86
Jul 26, 1991     380.93     Oct 22, 1991     387.83     Jan 20, 1992     416.36
Jul 29, 1991     383.15     Oct 23, 1991     387.94     Jan 21, 1992     412.64
Jul 30, 1991     386.69     Oct 24, 1991     385.07     Jan 22, 1992     418.13
Jul 31, 1991     387.81     Oct 25, 1991     384.20     Jan 23, 1992     414.96
 Aug 1, 1991     387.12     Oct 28, 1991     389.52     Jan 24, 1992     415.48
 Aug 2, 1991     387.18     Oct 29, 1991     391.48     Jan 27, 1992     414.99
 Aug 5, 1991     385.06     Oct 30, 1991     392.96     Jan 28, 1992     414.96
 Aug 6, 1991     390.62     Oct 31, 1991     392.46     Jan 29, 1992     410.34
 Aug 7, 1991     390.56      Nov 1, 1991     391.32     Jan 30, 1992     411.63
 Aug 8, 1991     389.32      Nov 4, 1991     390.28     Jan 31, 1992     408.79
 Aug 9, 1991     387.12      Nov 5, 1991     388.71      Feb 3, 1992     409.53
Aug 12, 1991     388.02      Nov 6, 1991     389.97      Feb 4, 1992     413.85
Aug 13, 1991     389.62      Nov 7, 1991     393.72      Feb 5, 1992     413.84
Aug 14, 1991     389.90      Nov 8, 1991     392.89      Feb 6, 1992     413.82
Aug 15, 1991     389.33     Nov 11, 1991     393.12      Feb 7, 1992     411.09
Aug 16, 1991     385.58     Nov 12, 1991     396.74     Feb 10, 1992     413.77
Aug 19, 1991     376.47     Nov 13, 1991     397.41     Feb 11, 1992     413.76
Aug 20, 1991     379.43     Nov 14, 1991     397.15     Feb 12, 1992     417.13
Aug 21, 1991     390.59     Nov 15, 1991     382.62     Feb 13, 1992     413.69
Aug 22, 1991     391.33     Nov 18, 1991     385.24     Feb 14, 1992     412.48
Aug 23, 1991     395.17     Nov 19, 1991     379.42     Feb 18, 1992     407.38
Aug 26, 1991     393.85     Nov 20, 1991     378.53     Feb 19, 1992     408.26
Aug 27, 1991     393.06     Nov 21, 1991     380.06     Feb 20, 1992     413.90
Aug 28, 1991     396.64     Nov 22, 1991     376.14     Feb 21, 1992     411.46
Aug 29, 1991     396.47     Nov 25, 1991     375.34     Feb 24, 1992     412.27
Aug 30, 1991     395.43     Nov 26, 1991     377.96     Feb 25, 1992     410.45
 Sep 3, 1991     392.15     Nov 27, 1991     376.55     Feb 26, 1992     415.35
 Sep 4, 1991     389.97     Nov 29, 1991     375.22     Feb 27, 1992     413.86
 Sep 5, 1991     389.14      Dec 2, 1991     381.40     Feb 28, 1992     412.70
 Sep 6, 1991     389.10      Dec 3, 1991     380.96      Mar 2, 1992     412.45
 Sep 9, 1991     388.77      Dec 4, 1991     380.07      Mar 3, 1992     412.85
Sep 10, 1991     384.56      Dec 5, 1991     377.39      Mar 4, 1992     409.33
Sep 11, 1991     385.09      Dec 6, 1991     379.10      Mar 5, 1992     406.51

                                   Appendix B
                                     page 3

                        STANDARD & POOR'S 500 STOCK INDEX

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
 Mar 6, 1992     404.44      Jun 3, 1992     414.59     Aug 28, 1992     414.84
 Mar 9, 1992     405.21      Jun 4, 1992     413.26     Aug 31, 1992     414.03
Mar 10, 1992     406.89      Jun 5, 1992     413.48      Sep 1, 1992     416.07
Mar 11, 1992     404.03      Jun 8, 1992     413.36      Sep 2, 1992     417.98
Mar 12, 1992     403.89      Jun 9, 1992     410.06      Sep 3, 1992     419.98
Mar 13, 1992     405.84     Jun 10, 1992     407.25      Sep 4, 1992     417.08
Mar 16, 1992     406.39     Jun 11, 1992     409.05      Sep 8, 1992     414.44
Mar 17, 1992     409.58     Jun 12, 1992     409.76      Sep 9, 1992     416.36
Mar 18, 1992     409.15     Jun 15, 1992     410.29     Sep 10, 1992     419.95
Mar 19, 1992     409.80     Jun 16, 1992     408.32     Sep 11, 1992     419.58
Mar 20, 1992     411.30     Jun 17, 1992     402.26     Sep 14, 1992     425.27
Mar 23, 1992     409.91     Jun 18, 1992     400.96     Sep 15, 1992     419.77
Mar 24, 1992     408.88     Jun 19, 1992     403.67     Sep 16, 1992     419.92
Mar 25, 1992     407.52     Jun 22, 1992     403.40     Sep 17, 1992     419.93
Mar 26, 1992     407.86     Jun 23, 1992     404.04     Sep 18, 1992     422.93
Mar 27, 1992     403.50     Jun 24, 1992     403.83     Sep 21, 1992     422.14
Mar 30, 1992     403.00     Jun 25, 1992     403.12     Sep 22, 1992     417.14
Mar 31, 1992     403.69     Jun 26, 1992     403.45     Sep 23, 1992     417.44
 Apr 1, 1992     404.23     Jun 29, 1992     408.94     Sep 24, 1992     418.47
 Apr 2, 1992     400.50     Jun 30, 1992     408.14     Sep 25, 1992     414.35
 Apr 3, 1992     401.55      Jul 1, 1992     412.88     Sep 28, 1992     416.62
 Apr 6, 1992     405.59      Jul 2, 1992     411.77     Sep 29, 1992     416.80
 Apr 7, 1992     398.06      Jul 6, 1992     413.84     Sep 30, 1992     417.80
 Apr 8, 1992     394.50      Jul 7, 1992     409.16      Oct 1, 1992     416.29
 Apr 9, 1992     400.64      Jul 8, 1992     410.28      Oct 2, 1992     410.47
Apr 10, 1992     404.29      Jul 9, 1992     414.23      Oct 5, 1992     407.57
Apr 13, 1992     406.08     Jul 10, 1992     414.62      Oct 6, 1992     407.18
Apr 14, 1992     412.39     Jul 13, 1992     414.87      Oct 7, 1992     404.25
Apr 15, 1992     416.28     Jul 14, 1992     417.68      Oct 8, 1992     407.75
Apr 16, 1992     416.05     Jul 15, 1992     417.10      Oct 9, 1992     402.66
Apr 20, 1992     410.16     Jul 16, 1992     417.54     Oct 12, 1992     407.44
Apr 21, 1992     410.26     Jul 17, 1992     415.62     Oct 13, 1992     409.30
Apr 22, 1992     409.81     Jul 20, 1992     413.75     Oct 14, 1992     409.37
Apr 23, 1992     411.60     Jul 21, 1992     413.76     Oct 15, 1992     409.60
Apr 24, 1992     409.02     Jul 22, 1992     410.93     Oct 16, 1992     411.73
Apr 27, 1992     408.45     Jul 23, 1992     412.08     Oct 19, 1992     414.98
Apr 28, 1992     409.11     Jul 24, 1992     411.60     Oct 20, 1992     415.48
Apr 29, 1992     412.02     Jul 27, 1992     411.54     Oct 21, 1992     415.67
Apr 30, 1992     414.95     Jul 28, 1992     417.52     Oct 22, 1992     414.90
 May 1, 1992     412.53     Jul 29, 1992     422.23     Oct 23, 1992     414.10
 May 4, 1992     416.91     Jul 30, 1992     423.92     Oct 26, 1992     418.16
 May 5, 1992     416.84     Jul 31, 1992     424.21     Oct 27, 1992     418.49
 May 6, 1992     416.79      Aug 3, 1992     425.09     Oct 28, 1992     420.13
 May 7, 1992     415.85      Aug 4, 1992     424.36     Oct 29, 1992     420.86
 May 8, 1992     416.05      Aug 5, 1992     422.19     Oct 30, 1992     418.68
May 11, 1992     418.49      Aug 6, 1992     420.59      Nov 2, 1992     422.75
May 12, 1992     416.29      Aug 7, 1992     418.88      Nov 3, 1992     419.92
May 13, 1992     416.45     Aug 10, 1992     419.42      Nov 4, 1992     417.11
May 14, 1992     413.14     Aug 11, 1992     418.90      Nov 5, 1992     418.34
May 15, 1992     410.09     Aug 12, 1992     417.78      Nov 6, 1992     417.58
May 18, 1992     412.81     Aug 13, 1992     417.73      Nov 9, 1992     418.59
May 19, 1992     416.37     Aug 14, 1992     419.91     Nov 10, 1992     418.62
May 20, 1992     415.39     Aug 17, 1992     420.74     Nov 11, 1992     422.20
May 21, 1992     412.60     Aug 18, 1992     421.34     Nov 12, 1992     422.87
May 22, 1992     414.02     Aug 19, 1992     418.19     Nov 13, 1992     422.43
May 26, 1992     411.41     Aug 20, 1992     418.26     Nov 16, 1992     420.68
May 27, 1992     412.17     Aug 21, 1992     414.85     Nov 17, 1992     419.27
May 28, 1992     416.74     Aug 24, 1992     410.72     Nov 18, 1992     422.85
May 29, 1992     415.35     Aug 25, 1992     411.61     Nov 19, 1992     423.61
 Jun 1, 1992     417.30     Aug 26, 1992     413.51     Nov 20, 1992     426.65
 Jun 2, 1992     413.50     Aug 27, 1992     413.53     Nov 23, 1992     425.12

                                   Appendix B
                                     page 4

                        STANDARD & POOR'S 500 STOCK INDEX

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Nov 24, 1992     427.59     Feb 23, 1993     434.80     May 20, 1993     450.59
Nov 25, 1992     429.19     Feb 24, 1993     440.87     May 21, 1993     445.84
Nov 27, 1992     430.16     Feb 25, 1993     442.33     May 24, 1993     448.00
Nov 30, 1992     431.35     Feb 26, 1993     443.38     May 25, 1993     448.85
 Dec 1, 1992     430.78      Mar 1, 1993     442.01     May 26, 1993     453.44
 Dec 2, 1992     429.89      Mar 2, 1993     447.90     May 27, 1993     452.42
 Dec 3, 1992     429.91      Mar 3, 1993     449.26     May 28, 1993     450.21
 Dec 4, 1992     432.06      Mar 4, 1993     447.34      Jun 1, 1993     453.83
 Dec 7, 1992     435.31      Mar 5, 1993     446.11      Jun 2, 1993     453.85
 Dec 8, 1992     436.99      Mar 8, 1993     454.71      Jun 3, 1993     452.49
 Dec 9, 1992     435.65      Mar 9, 1993     454.40      Jun 4, 1993     450.06
Dec 10, 1992     434.64     Mar 10, 1993     456.34      Jun 7, 1993     447.69
Dec 11, 1992     433.73     Mar 11, 1993     453.72      Jun 8, 1993     444.71
Dec 14, 1992     432.84     Mar 12, 1993     449.83      Jun 9, 1993     445.78
Dec 15, 1992     432.57     Mar 15, 1993     451.43     Jun 10, 1993     445.38
Dec 16, 1992     431.52     Mar 16, 1993     451.37     Jun 11, 1993     447.30
Dec 17, 1992     435.43     Mar 17, 1993     448.31     Jun 14, 1993     447.71
Dec 18, 1992     441.28     Mar 18, 1993     451.89     Jun 15, 1993     446.27
Dec 21, 1992     440.70     Mar 19, 1993     450.18     Jun 16, 1993     447.43
Dec 22, 1992     440.31     Mar 22, 1993     448.88     Jun 17, 1993     448.54
Dec 23, 1992     439.03     Mar 23, 1993     448.76     Jun 18, 1993     443.68
Dec 24, 1992     439.77     Mar 24, 1993     448.07     Jun 21, 1993     446.22
Dec 28, 1992     439.15     Mar 25, 1993     450.88     Jun 22, 1993     445.93
Dec 29, 1992     437.98     Mar 26, 1993     447.78     Jun 23, 1993     443.19
Dec 30, 1992     438.82     Mar 29, 1993     450.77     Jun 24, 1993     446.62
Dec 31, 1992     435.71     Mar 30, 1993     451.97     Jun 25, 1993     447.60
 Jan 4, 1993     435.38     Mar 31, 1993     451.67     Jun 28, 1993     451.85
 Jan 5, 1993     434.34      Apr 1, 1993     450.30     Jun 29, 1993     450.69
 Jan 6, 1993     434.52      Apr 2, 1993     441.39     Jun 30, 1993     450.53
 Jan 7, 1993     430.73      Apr 5, 1993     442.29      Jul 1, 1993     449.02
 Jan 8, 1993     429.04      Apr 6, 1993     441.16      Jul 2, 1993     445.84
Jan 11, 1993     430.95      Apr 7, 1993     442.73      Jul 6, 1993     441.43
Jan 12, 1993     431.04      Apr 8, 1993     441.84      Jul 7, 1993     442.83
Jan 13, 1993     433.03     Apr 12, 1993     448.37      Jul 8, 1993     448.64
Jan 14, 1993     435.94     Apr 13, 1993     449.22      Jul 9, 1993     448.11
Jan 15, 1993     437.15     Apr 14, 1993     448.66     Jul 12, 1993     448.98
Jan 18, 1993     436.84     Apr 15, 1993     448.40     Jul 13, 1993     448.09
Jan 19, 1993     435.13     Apr 16, 1993     448.94     Jul 14, 1993     450.08
Jan 20, 1993     433.37     Apr 19, 1993     447.46     Jul 15, 1993     449.22
Jan 21, 1993     435.49     Apr 20, 1993     445.10     Jul 16, 1993     445.75
Jan 22, 1993     436.11     Apr 21, 1993     443.63     Jul 19, 1993     446.03
Jan 25, 1993     440.01     Apr 22, 1993     439.46     Jul 20, 1993     447.31
Jan 26, 1993     439.95     Apr 23, 1993     437.03     Jul 21, 1993     447.18
Jan 27, 1993     438.11     Apr 26, 1993     433.54     Jul 22, 1993     444.51
Jan 28, 1993     438.66     Apr 27, 1993     438.01     Jul 23, 1993     447.10
Jan 29, 1993     438.78     Apr 28, 1993     438.02     Jul 26, 1993     449.09
 Feb 1, 1993     442.52     Apr 29, 1993     438.89     Jul 27, 1993     448.24
 Feb 2, 1993     442.55     Apr 30, 1993     440.19     Jul 28, 1993     447.19
 Feb 3, 1993     447.20      May 3, 1993     442.46     Jul 29, 1993     450.24
 Feb 4, 1993     449.56      May 4, 1993     444.05     Jul 30, 1993     448.13
 Feb 5, 1993     448.93      May 5, 1993     444.52      Aug 2, 1993     450.15
 Feb 8, 1993     447.85      May 6, 1993     443.26      Aug 3, 1993     449.27
 Feb 9, 1993     445.33      May 7, 1993     442.31      Aug 4, 1993     448.54
Feb 10, 1993     446.23     May 10, 1993     442.80      Aug 5, 1993     448.13
Feb 11, 1993     447.66     May 11, 1993     444.36      Aug 6, 1993     448.68
Feb 12, 1993     444.58     May 12, 1993     444.80      Aug 9, 1993     450.74
Feb 16, 1993     433.91     May 13, 1993     439.23     Aug 10, 1993     449.45
Feb 17, 1993     433.30     May 14, 1993     439.56     Aug 11, 1993     450.46
Feb 18, 1993     431.90     May 17, 1993     440.37     Aug 12, 1993     448.96
Feb 19, 1993     434.22     May 18, 1993     440.32     Aug 13, 1993     450.14
Feb 22, 1993     435.24     May 19, 1993     447.54     Aug 16, 1993     452.38

                                   Appendix B
                                     page 5

                        STANDARD & POOR'S 500 STOCK INDEX

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Aug 17, 1993     453.13     Nov 11, 1993     462.64      Feb 8, 1994     471.06
Aug 18, 1993     456.04     Nov 12, 1993     465.39      Feb 9, 1994     472.77
Aug 19, 1993     456.43     Nov 15, 1993     463.75     Feb 10, 1994     468.93
Aug 20, 1993     456.16     Nov 16, 1993     466.74     Feb 11, 1994     470.18
Aug 23, 1993     455.23     Nov 17, 1993     464.81     Feb 14, 1994     470.23
Aug 24, 1993     459.77     Nov 18, 1993     463.62     Feb 15, 1994     472.52
Aug 25, 1993     460.13     Nov 19, 1993     462.60     Feb 16, 1994     472.79
Aug 26, 1993     461.04     Nov 22, 1993     459.13     Feb 17, 1994     470.34
Aug 27, 1993     460.54     Nov 23, 1993     461.03     Feb 18, 1994     467.69
Aug 30, 1993     461.90     Nov 24, 1993     462.36     Feb 22, 1994     471.46
Aug 31, 1993     463.56     Nov 26, 1993     463.06     Feb 23, 1994     470.69
 Sep 1, 1993     463.15     Nov 29, 1993     461.90     Feb 24, 1994     464.26
 Sep 2, 1993     461.30     Nov 30, 1993     461.79     Feb 25, 1994     466.07
 Sep 3, 1993     461.34      Dec 1, 1993     461.89     Feb 28, 1994     467.14
 Sep 7, 1993     458.52      Dec 2, 1993     463.11      Mar 1, 1994     464.44
 Sep 8, 1993     456.65      Dec 3, 1993     464.89      Mar 2, 1994     464.81
 Sep 9, 1993     457.50      Dec 6, 1993     466.43      Mar 3, 1994     463.01
Sep 10, 1993     461.72      Dec 7, 1993     466.76      Mar 4, 1994     464.74
Sep 13, 1993     462.06      Dec 8, 1993     466.29      Mar 7, 1994     466.91
Sep 14, 1993     459.90      Dec 9, 1993     464.18      Mar 8, 1994     465.88
Sep 15, 1993     461.60     Dec 10, 1993     463.93      Mar 9, 1994     467.06
Sep 16, 1993     459.43     Dec 13, 1993     465.70     Mar 10, 1994     463.90
Sep 17, 1993     458.83     Dec 14, 1993     463.06     Mar 11, 1994     466.44
Sep 20, 1993     455.05     Dec 15, 1993     461.84     Mar 14, 1994     467.39
Sep 21, 1993     452.95     Dec 16, 1993     463.34     Mar 15, 1994     467.01
Sep 22, 1993     456.20     Dec 17, 1993     466.38     Mar 16, 1994     469.42
Sep 23, 1993     457.74     Dec 20, 1993     465.85     Mar 17, 1994     470.90
Sep 24, 1993     457.63     Dec 21, 1993     465.30     Mar 18, 1994     471.06
Sep 27, 1993     461.80     Dec 22, 1993     467.32     Mar 21, 1994     468.54
Sep 28, 1993     461.53     Dec 23, 1993     467.38     Mar 22, 1994     468.80
Sep 29, 1993     460.11     Dec 27, 1993     470.54     Mar 23, 1994     468.54
Sep 30, 1993     458.93     Dec 28, 1993     470.94     Mar 24, 1994     464.35
 Oct 1, 1993     461.28     Dec 29, 1993     470.58     Mar 25, 1994     460.58
 Oct 4, 1993     461.34     Dec 30, 1993     468.64     Mar 28, 1994     460.00
 Oct 5, 1993     461.20     Dec 31, 1993     466.45     Mar 29, 1994     452.48
 Oct 6, 1993     460.74      Jan 3, 1994     465.44     Mar 30, 1994     445.55
 Oct 7, 1993     459.18      Jan 4, 1994     466.89     Mar 31, 1994     445.77
 Oct 8, 1993     460.31      Jan 5, 1994     467.55      Apr 1, 1994     445.77
Oct 11, 1993     460.88      Jan 6, 1994     467.12      Apr 4, 1994     438.92
Oct 12, 1993     461.12      Jan 7, 1994     469.9       Apr 5, 1994     448.29
Oct 13, 1993     461.49     Jan 10, 1994     475.27      Apr 6, 1994     448.05
Oct 14, 1993     466.83     Jan 11, 1994     474.13      Apr 7, 1994     450.88
Oct 15, 1993     469.50     Jan 12, 1994     474.17      Apr 8, 1994     447.10
Oct 18, 1993     468.45     Jan 13, 1994     472.47     Apr 11, 1994     449.87
Oct 19, 1993     466.21     Jan 14, 1994     474.91     Apr 12, 1994     447.57
Oct 20, 1993     466.07     Jan 17, 1994     473.3      Apr 13, 1994     446.26
Oct 21, 1993     465.36     Jan 18, 1994     474.25     Apr 14, 1994     446.38
Oct 22, 1993     463.27     Jan 19, 1994     474.3      Apr 15, 1994     446.18
Oct 25, 1993     464.20     Jan 20, 1994     474.98     Apr 18, 1994     442.46
Oct 26, 1993     464.30     Jan 21, 1994     474.73     Apr 19, 1994     442.54
Oct 27, 1993     464.61     Jan 24, 1994     471.97     Apr 20, 1994     441.96
Oct 28, 1993     467.73     Jan 25, 1994     470.92     Apr 21, 1994     448.73
Oct 29, 1993     467.83     Jan 26, 1994     473.2      Apr 22, 1994     447.63
 Nov 1, 1993     469.10     Jan 27, 1994     477.05     Apr 25, 1994     452.71
 Nov 2, 1993     468.44     Jan 28, 1994     478.7      Apr 26, 1994     451.87
 Nov 3, 1993     463.02     Jan 31, 1994     481.61     Apr 28, 1994     449.10
 Nov 4, 1993     457.49      Feb 1, 1994     479.62     Apr 29, 1994     450.91
 Nov 5, 1993     459.57      Feb 2, 1994     482.00      May 2, 1994     453.02
 Nov 8, 1993     460.21      Feb 3, 1994     480.71      May 3, 1994     453.03
 Nov 9, 1993     460.33      Feb 4, 1994     469.81      May 4, 1994     451.72
Nov 10, 1993     463.72      Feb 7, 1994     471.76      May 5, 1994     451.38

                                   Appendix B
                                     page 6

                        STANDARD & POOR'S 500 STOCK INDEX

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
 May 6, 1994     447.82      Aug 2, 1994     460.56     Oct 27, 1994     465.85
 May 9, 1994     442.32      Aug 3, 1994     461.46     Oct 28, 1994     473.77
May 10, 1994     446.01      Aug 4, 1994     458.40     Oct 31, 1994     472.35
May 11, 1994     441.49      Aug 5, 1994     457.09      Nov 1, 1994     468.42
May 12, 1994     443.75      Aug 8, 1994     457.89      Nov 2, 1994     466.51
May 13, 1994     444.14      Aug 9, 1994     457.92      Nov 3, 1994     467.91
May 16, 1994     444.49     Aug 10, 1994     460.30      Nov 4, 1994     462.28
May 17, 1994     449.37     Aug 11, 1994     458.88      Nov 7, 1994     463.06
May 18, 1994     453.69     Aug 12, 1994     461.95      Nov 8, 1994     465.65
May 19, 1994     456.48     Aug 15, 1994     461.23      Nov 9, 1994     465.42
May 20, 1994     454.92     Aug 16, 1994     465.01     Nov 10, 1994     464.35
May 23, 1994     453.20     Aug 17, 1994     465.17     Nov 11, 1994     462.35
May 24, 1994     454.81     Aug 18, 1994     463.17     Nov 14, 1994     466.04
May 25, 1994     456.34     Aug 19, 1994     463.68     Nov 15, 1994     465.03
May 26, 1994     457.06     Aug 22, 1994     462.31     Nov 16, 1994     465.62
May 27, 1994     457.33     Aug 23, 1994     464.51     Nov 17, 1994     463.57
May 31, 1994     456.50     Aug 24, 1994     469.03     Nov 18, 1994     461.47
 Jun 1, 1994     457.63     Aug 25, 1994     468.08     Nov 21, 1994     458.29
 Jun 2, 1994     457.65     Aug 26, 1994     473.80     Nov 22, 1994     450.08
 Jun 3, 1994     460.13     Aug 29, 1994     474.59     Nov 23, 1994     449.93
 Jun 6, 1994     458.88     Aug 30, 1994     476.09     Nov 25, 1994     452.29
 Jun 7, 1994     458.21     Aug 31, 1994     475.50     Nov 28, 1994     454.16
 Jun 8, 1994     457.06      Sep 1, 1994     473.17     Nov 29, 1994     455.17
 Jun 9, 1994     457.86      Sep 2, 1994     470.99     Nov 30, 1994     453.69
Jun 10, 1994     458.67      Sep 6, 1994     471.86      Dec 1, 1994     448.92
Jun 13, 1994     459.10      Sep 7, 1994     470.99      Dec 2, 1994     453.30
Jun 14, 1994     462.37      Sep 8, 1994     473.14      Dec 5, 1994     453.33
Jun 15, 1994     460.61      Sep 9, 1994     468.18      Dec 6, 1994     453.11
Jun 16, 1994     461.93     Sep 12, 1994     466.21      Dec 7, 1994     451.23
Jun 17, 1994     458.45     Sep 13, 1994     467.52      Dec 8, 1994     445.45
Jun 20, 1994     455.48     Sep 14, 1994     468.80      Dec 9, 1994     446.97
Jun 21, 1994     451.34     Sep 15, 1994     474.81     Dec 12, 1994     449.47
Jun 22, 1994     453.09     Sep 16, 1994     471.19     Dec 13, 1994     450.15
Jun 23, 1994     449.63     Sep 19, 1994     470.85     Dec 14, 1994     454.97
Jun 24, 1994     442.80     Sep 20, 1994     463.36     Dec 15, 1994     455.35
Jun 27, 1994     447.31     Sep 21, 1994     461.46     Dec 16, 1994     458.80
Jun 28, 1994     446.07     Sep 22, 1994     461.27     Dec 19, 1994     457.91
Jun 29, 1994     447.63     Sep 23, 1994     459.67     Dec 20, 1994     457.10
Jun 30, 1994     444.27     Sep 26, 1994     460.82     Dec 21, 1994     459.61
 Jul 1, 1994     446.20     Sep 27, 1994     462.05     Dec 22, 1994     459.68
 Jul 4, 1994     446.20     Sep 28, 1994     464.81     Dec 23, 1994     459.83
 Jul 5, 1994     446.37     Sep 29, 1994     462.23     Dec 27, 1994     462.47
 Jul 6, 1994     446.13     Sep 30, 1994     462.71     Dec 28, 1994     460.86
 Jul 7, 1994     448.38      Oct 3, 1994     461.74     Dec 29, 1994     461.17
 Jul 8, 1994     449.55      Oct 4, 1994     454.59     Dec 30, 1994     459.27
Jul 11, 1994     448.06      Oct 5, 1994     453.52      Jan 3, 1995     459.11
Jul 12, 1994     447.95      Oct 6, 1994     452.36      Jan 4, 1995     460.71
Jul 13, 1994     448.73      Oct 7, 1994     455.10      Jan 5, 1995     460.34
Jul 14, 1994     453.41     Oct 10, 1994     459.04      Jan 6, 1995     460.68
Jul 15, 1994     454.16     Oct 11, 1994     465.79      Jan 9, 1995     460.83
Jul 18, 1994     455.22     Oct 12, 1994     465.47     Jan 10, 1995     461.68
Jul 19, 1994     453.86     Oct 13, 1994     467.79     Jan 11, 1995     461.67
Jul 20, 1994     451.60     Oct 14, 1994     469.10     Jan 12, 1995     461.64
Jul 21, 1994     452.61     Oct 17, 1994     468.96     Jan 13, 1995     465.97
Jul 22, 1994     453.11     Oct 18, 1994     467.66     Jan 16, 1995     469.38
Jul 25, 1994     454.25     Oct 19, 1994     470.28     Jan 17, 1995     470.05
Jul 26, 1994     453.36     Oct 20, 1994     466.85     Jan 18, 1995     469.71
Jul 27, 1994     452.57     Oct 21, 1994     464.89     Jan 19, 1995     466.95
Jul 28, 1994     454.24     Oct 24, 1994     460.83     Jan 20, 1995     464.78
Jul 29, 1994     458.25     Oct 25, 1994     461.52     Jan 23, 1995     465.82
 Aug 1, 1994     461.01     Oct 26, 1994     462.61     Jan 24, 1995     465.86

                                   Appendix B
                                     page 7

                        STANDARD & POOR'S 500 STOCK INDEX

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Jan 25, 1995     467.44     Apr 24, 1995     512.89     Jul 20, 1995     553.54
Jan 26, 1995     468.32     Apr 25, 1995     512.10     Jul 21, 1995     553.62
Jan 27, 1995     470.39     Apr 26, 1995     512.66     Jul 24, 1995     556.63
Jan 30, 1995     468.51     Apr 27, 1995     513.55     Jul 25, 1995     561.10
Jan 31, 1995     470.42     Apr 28, 1995     514.71     Jul 26, 1995     561.61
 Feb 1, 1995     470.40      May 1, 1995     514.26     Jul 27, 1995     565.22
 Feb 2, 1995     472.79      May 2, 1995     514.86     Jul 28, 1995     562.93
 Feb 3, 1995     478.65      May 3, 1995     520.48     Jul 31, 1995     562.06
 Feb 6, 1995     481.14      May 4, 1995     520.54      Aug 1, 1995     559.64
 Feb 7, 1995     480.81      May 5, 1995     520.12      Aug 2, 1995     558.80
 Feb 8, 1995     481.19      May 8, 1995     523.96      Aug 3, 1995     558.75
 Feb 9, 1995     480.19      May 9, 1995     523.56      Aug 4, 1995     558.94
Feb 10, 1995     481.46     May 10, 1995     524.36      Aug 7, 1995     560.03
Feb 13, 1995     481.65     May 11, 1995     524.37      Aug 8, 1995     560.39
Feb 14, 1995     482.55     May 12, 1995     525.55      Aug 9, 1995     559.71
Feb 15, 1995     484.54     May 15, 1995     527.74     Aug 10, 1995     557.45
Feb 16, 1995     485.22     May 16, 1995     528.19     Aug 11, 1995     555.11
Feb 17, 1995     481.97     May 17, 1995     527.07     Aug 14, 1995     559.74
Feb 21, 1995     482.72     May 18, 1995     519.58     Aug 15, 1995     558.57
Feb 22, 1995     485.07     May 19, 1995     519.19     Aug 16, 1995     559.97
Feb 23, 1995     486.91     May 22, 1995     523.65     Aug 17, 1995     559.04
Feb 24, 1995     488.26     May 23, 1995     528.59     Aug 18, 1995     559.21
Feb 27, 1995     483.96     May 24, 1995     528.61     Aug 21, 1995     558.11
Feb 28, 1995     487.39     May 25, 1995     528.59     Aug 22, 1995     559.52
 Mar 1, 1995     485.65     May 26, 1995     523.65     Aug 23, 1995     557.14
 Mar 2, 1995     485.13     May 30, 1995     523.58     Aug 24, 1995     557.46
 Mar 3, 1995     485.42     May 31, 1995     533.40     Aug 25, 1995     560.10
 Mar 6, 1995     485.63      Jun 1, 1995     533.49     Aug 28, 1995     559.05
 Mar 7, 1995     482.12      Jun 2, 1995     532.51     Aug 29, 1995     560.00
 Mar 8, 1995     483.14      Jun 5, 1995     535.60     Aug 30, 1995     560.92
 Mar 9, 1995     483.16      Jun 6, 1995     535.55     Aug 31, 1995     561.88
Mar 10, 1995     489.57      Jun 7, 1995     533.13      Sep 1, 1995     563.84
Mar 13, 1995     490.05      Jun 8, 1995     532.35      Sep 5, 1995     569.17
Mar 14, 1995     492.89      Jun 9, 1995     527.94      Sep 6, 1995     570.17
Mar 15, 1995     491.88     Jun 12, 1995     530.88      Sep 7, 1995     570.29
Mar 16, 1995     495.41     Jun 13, 1995     536.05      Sep 8, 1995     572.68
Mar 17, 1995     495.52     Jun 14, 1995     536.47     Sep 11, 1995     573.91
Mar 20, 1995     496.14     Jun 15, 1995     537.12     Sep 12, 1995     576.51
Mar 21, 1995     495.07     Jun 16, 1995     539.83     Sep 13, 1995     578.77
Mar 22, 1995     495.67     Jun 19, 1995     545.22     Sep 14, 1995     583.61
Mar 23, 1995     495.95     Jun 20, 1995     544.98     Sep 15, 1995     583.35
Mar 24, 1995     500.97     Jun 21, 1995     543.98     Sep 18, 1995     582.77
Mar 27, 1995     503.20     Jun 22, 1995     551.07     Sep 19, 1995     584.20
Mar 28, 1995     503.90     Jun 23, 1995     549.71     Sep 20, 1995     586.77
Mar 29, 1995     503.12     Jun 26, 1995     544.13     Sep 21, 1995     583.00
Mar 30, 1995     502.22     Jun 27, 1995     542.43     Sep 22, 1995     581.73
Mar 31, 1995     500.71     Jun 28, 1995     544.73     Sep 25, 1995     581.81
 Apr 3, 1995     501.85     Jun 29, 1995     543.87     Sep 26, 1995     581.41
 Apr 4, 1995     505.24     Jun 30, 1995     544.75     Sep 27, 1995     581.04
 Apr 5, 1995     505.57      Jul 3, 1995     547.09     Sep 28, 1995     585.87
 Apr 6, 1995     506.08      Jul 5, 1995     547.26     Sep 29, 1995     584.41
 Apr 7, 1995     506.42      Jul 6, 1995     553.99      Oct 2, 1995     581.72
Apr 10, 1995     507.01      Jul 7, 1995     556.37      Oct 3, 1995     582.34
Apr 11, 1995     505.53     Jul 10, 1995     557.19      Oct 4, 1995     581.47
Apr 12, 1995     507.17     Jul 11, 1995     554.78      Oct 5, 1995     582.63
Apr 13, 1995     509.23     Jul 12, 1995     560.89      Oct 6, 1995     582.49
Apr 17, 1995     506.13     Jul 13, 1995     561.00      Oct 9, 1995     578.37
Apr 18, 1995     505.37     Jul 14, 1995     559.89     Oct 10, 1995     577.52
Apr 19, 1995     504.92     Jul 17, 1995     562.72     Oct 11, 1995     579.46
Apr 20, 1995     505.29     Jul 18, 1995     558.46     Oct 12, 1995     583.10
Apr 21, 1995     508.49     Jul 19, 1995     550.98     Oct 13, 1995     584.50

                                   Appendix B
                                     page 8

                        STANDARD & POOR'S 500 STOCK INDEX

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Oct 16, 1995     583.03     Jan 12, 1996     601.81     Apr 10, 1996     633.50
Oct 17, 1995     586.78     Jan 15, 1996     599.82     Apr 11, 1996     631.18
Oct 18, 1995     587.44     Jan 16, 1996     608.44     Apr 12, 1996     636.71
Oct 19, 1995     590.65     Jan 17, 1996     606.37     Apr 15, 1996     642.49
Oct 20, 1995     587.46     Jan 18, 1996     608.24     Apr 16, 1996     645.00
Oct 23, 1995     585.06     Jan 19, 1996     611.83     Apr 17, 1996     641.61
Oct 24, 1995     586.56     Jan 22, 1996     613.40     Apr 18, 1996     643.61
Oct 25, 1995     582.47     Jan 23, 1996     612.79     Apr 19, 1996     645.07
Oct 26, 1995     576.72     Jan 24, 1996     619.96     Apr 22, 1996     647.89
Oct 27, 1995     579.70     Jan 25, 1996     617.03     Apr 23, 1996     651.58
Oct 30, 1995     583.25     Jan 26, 1996     621.62     Apr 24, 1996     650.17
Oct 31, 1995     581.50     Jan 29, 1996     624.22     Apr 25, 1996     652.87
 Nov 1, 1995     584.22     Jan 30, 1996     630.15     Apr 26, 1996     653.46
 Nov 2, 1995     589.72     Jan 31, 1996     636.02     Apr 29, 1996     654.16
 Nov 3, 1995     590.57      Feb 1, 1996     638.46     Apr 30, 1996     654.17
 Nov 6, 1995     588.46      Feb 2, 1996     635.85      May 1, 1996     654.58
 Nov 7, 1995     586.32      Feb 5, 1996     641.43      May 2, 1996     643.38
 Nov 8, 1995     591.71      Feb 6, 1996     646.33      May 3, 1996     641.63
 Nov 9, 1995     593.26      Feb 7, 1996     649.93      May 6, 1996     640.81
Nov 10, 1995     592.72      Feb 8, 1996     656.07      May 7, 1996     638.26
Nov 13, 1995     592.30      Feb 9, 1996     656.37      May 8, 1996     644.78
Nov 14, 1995     589.29     Feb 12, 1996     661.45      May 9, 1996     645.44
Nov 15, 1995     593.96     Feb 13, 1996     660.51     May 10, 1996     652.09
Nov 16, 1995     597.34     Feb 14, 1996     655.58     May 13, 1996     661.51
Nov 17, 1995     600.07     Feb 15, 1996     651.32     May 14, 1996     665.60
Nov 20, 1995     596.85     Feb 16, 1996     647.98     May 15, 1996     665.42
Nov 21, 1995     600.24     Feb 20, 1996     640.65     May 16, 1996     664.85
Nov 22, 1995     598.40     Feb 21, 1996     648.10     May 17, 1996     668.91
Nov 24, 1995     599.97     Feb 22, 1996     658.86     May 20, 1996     673.15
Nov 27, 1995     601.32     Feb 23, 1996     659.08     May 21, 1996     672.76
Nov 28, 1995     606.45     Feb 26, 1996     650.46     May 22, 1996     678.42
Nov 29, 1995     607.64     Feb 27, 1996     647.24     May 23, 1996     676.00
Nov 30, 1995     605.37     Feb 28, 1996     644.75     May 24, 1996     678.51
 Dec 1, 1995     606.98     Feb 29, 1996     640.43     May 28, 1996     672.23
 Dec 4, 1995     613.68      Mar 1, 1996     644.37     May 29, 1996     667.93
 Dec 5, 1995     617.68      Mar 4, 1996     650.81     May 30, 1996     671.70
 Dec 6, 1995     620.18      Mar 5, 1996     655.79     May 31, 1996     669.12
 Dec 7, 1995     616.17      Mar 6, 1996     652.00      Jun 3, 1996     667.68
 Dec 8, 1995     617.48      Mar 7, 1996     653.65      Jun 4, 1996     672.56
Dec 11, 1995     619.52      Mar 8, 1996     633.50      Jun 5, 1996     678.44
Dec 12, 1995     618.78     Mar 11, 1996     640.02      Jun 6, 1996     673.03
Dec 13, 1995     621.69     Mar 12, 1996     637.09      Jun 7, 1996     673.31
Dec 14, 1995     616.92     Mar 13, 1996     638.55     Jun 10, 1996     672.16
Dec 15, 1995     616.34     Mar 14, 1996     640.87     Jun 11, 1996     670.97
Dec 18, 1995     606.81     Mar 15, 1996     641.43     Jun 12, 1996     669.04
Dec 19, 1995     611.93     Mar 18, 1996     652.65     Jun 13, 1996     667.92
Dec 20, 1995     605.94     Mar 19, 1996     651.69     Jun 14, 1996     665.85
Dec 21, 1995     610.49     Mar 20, 1996     649.98     Jun 17, 1996     665.16
Dec 22, 1995     611.95     Mar 21, 1996     649.19     Jun 18, 1996     662.06
Dec 26, 1995     614.30     Mar 22, 1996     650.62     Jun 19, 1996     661.96
Dec 27, 1995     614.53     Mar 25, 1996     650.04     Jun 20, 1996     662.10
Dec 28, 1995     614.12     Mar 26, 1996     652.97     Jun 21, 1996     666.84
Dec 29, 1995     615.93     Mar 27, 1996     648.91     Jun 24, 1996     668.85
 Jan 2, 1996     620.73     Mar 28, 1996     648.94     Jun 25, 1996     668.48
 Jan 3, 1996     621.32     Mar 29, 1996     645.50     Jun 26, 1996     664.39
 Jan 4, 1996     617.70      Apr 1, 1996     653.73     Jun 27, 1996     668.55
 Jan 5, 1996     616.72      Apr 2, 1996     655.26     Jun 28, 1996     670.63
 Jan 8, 1996     618.46      Apr 3, 1996     655.88      Jul 1, 1996     675.88
 Jan 9, 1996     609.45      Apr 4, 1996     655.86      Jul 2, 1996     673.61
Jan 10, 1996     598.48      Apr 8, 1996     644.24      Jul 3, 1996     672.40
Jan 11, 1996     602.69      Apr 9, 1996     642.19      Jul 5, 1996     657.44

                                   Appendix B
                                     page 9

                        STANDARD & POOR'S 500 STOCK INDEX

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
 Jul 8, 1996     652.54      Oct 2, 1996     694.01     Dec 30, 1996     753.85
 Jul 9, 1996     654.75      Oct 3, 1996     692.78     Dec 31, 1996     740.74
Jul 10, 1996     656.06      Oct 4, 1996     701.46      Jan 2, 1997     737.01
Jul 11, 1996     645.67      Oct 7, 1996     703.38      Jan 3, 1997     748.03
Jul 12, 1996     646.19      Oct 8, 1996     700.64      Jan 6, 1997     747.65
Jul 15, 1996     629.80      Oct 9, 1996     696.74      Jan 7, 1997     753.23
Jul 16, 1996     628.37     Oct 10, 1996     694.61      Jan 8, 1997     748.41
Jul 17, 1996     634.07     Oct 11, 1996     700.66      Jan 9, 1997     754.85
Jul 18, 1996     643.56     Oct 14, 1996     703.54     Jan 10, 1997     759.50
Jul 19, 1996     638.73     Oct 15, 1996     702.57     Jan 13, 1997     759.51
Jul 22, 1996     633.77     Oct 16, 1996     704.41     Jan 14, 1997     768.86
Jul 23, 1996     626.87     Oct 17, 1996     706.99     Jan 15, 1997     767.20
Jul 24, 1996     626.65     Oct 18, 1996     710.82     Jan 16, 1997     769.75
Jul 25, 1996     631.17     Oct 21, 1996     709.85     Jan 17, 1997     776.17
Jul 26, 1996     635.90     Oct 22, 1996     706.57     Jan 20, 1997     776.70
Jul 29, 1996     630.91     Oct 23, 1996     707.27     Jan 21, 1997     782.72
Jul 30, 1996     635.26     Oct 24, 1996     702.29     Jan 22, 1997     786.23
Jul 31, 1996     639.95     Oct 25, 1996     700.92     Jan 23, 1997     777.56
 Aug 1, 1996     650.02     Oct 28, 1996     697.26     Jan 24, 1997     770.52
 Aug 2, 1996     662.49     Oct 29, 1996     701.50     Jan 27, 1997     765.02
 Aug 5, 1996     660.23     Oct 30, 1996     700.90     Jan 28, 1997     765.02
 Aug 6, 1996     662.38     Oct 31, 1996     705.27     Jan 29, 1997     772.50
 Aug 7, 1996     664.16      Nov 1, 1996     703.77     Jan 30, 1997     784.17
 Aug 8, 1996     662.59      Nov 4, 1996     706.73     Jan 31, 1997     786.16
 Aug 9, 1996     662.10      Nov 5, 1996     714.14      Feb 3, 1997     786.73
Aug 12, 1996     665.77      Nov 6, 1996     724.59      Feb 4, 1997     789.26
Aug 13, 1996     660.20      Nov 7, 1996     727.65      Feb 5, 1997     778.28
Aug 14, 1996     662.05      Nov 8, 1996     730.82      Feb 6, 1997     780.15
Aug 15, 1996     662.28     Nov 11, 1996     731.87      Feb 7, 1997     789.56
Aug 16, 1996     665.21     Nov 12, 1996     729.56     Feb 10, 1997     785.43
Aug 19, 1996     666.58     Nov 13, 1996     731.13     Feb 11, 1997     789.59
Aug 20, 1996     665.69     Nov 14, 1996     735.88     Feb 12, 1997     802.77
Aug 21, 1996     665.07     Nov 15, 1996     737.62     Feb 13, 1997     811.82
Aug 22, 1996     670.68     Nov 18, 1996     737.02     Feb 14, 1997     808.48
Aug 23, 1996     667.03     Nov 19, 1996     742.16     Feb 18, 1997     816.29
Aug 26, 1996     663.88     Nov 20, 1996     743.95     Feb 19, 1997     812.49
Aug 27, 1996     666.40     Nov 21, 1996     742.75     Feb 20, 1997     802.80
Aug 28, 1996     664.81     Nov 22, 1996     748.73     Feb 21, 1997     801.77
Aug 29, 1996     657.40     Nov 25, 1996     757.03     Feb 24, 1997     810.28
Aug 30, 1996     651.99     Nov 26, 1996     755.96     Feb 25, 1997     812.03
 Sep 3, 1996     654.72     Nov 27, 1996     755.00     Feb 26, 1997     805.68
 Sep 4, 1996     655.61     Nov 29, 1996     757.02     Feb 27, 1997     795.07
 Sep 5, 1996     649.44      Dec 2, 1996     756.56     Feb 28, 1997     790.82
 Sep 6, 1996     655.68      Dec 3, 1996     748.28      Mar 3, 1997     795.31
 Sep 9, 1996     663.76      Dec 4, 1996     745.10      Mar 4, 1997     790.95
Sep 10, 1996     663.81      Dec 5, 1996     744.38      Mar 5, 1997     801.99
Sep 11, 1996     667.28      Dec 6, 1996     739.60      Mar 6, 1997     798.56
Sep 12, 1996     671.13      Dec 9, 1996     749.76      Mar 7, 1997     804.97
Sep 13, 1996     680.54     Dec 10, 1996     747.54     Mar 10, 1997     813.65
Sep 16, 1996     683.98     Dec 11, 1996     740.73     Mar 11, 1997     811.34
Sep 17, 1996     682.94     Dec 12, 1996     729.30     Mar 12, 1997     804.26
Sep 18, 1996     681.47     Dec 13, 1996     728.64     Mar 13, 1997     789.56
Sep 19, 1996     683.00     Dec 16, 1996     720.98     Mar 14, 1997     793.17
Sep 20, 1996     687.02     Dec 17, 1996     726.04     Mar 17, 1997     795.71
Sep 23, 1996     686.48     Dec 18, 1996     731.54     Mar 18, 1997     789.66
Sep 24, 1996     685.61     Dec 19, 1996     745.76     Mar 19, 1997     785.77
Sep 25, 1996     685.83     Dec 20, 1996     748.87     Mar 20, 1997     782.65
Sep 26, 1996     685.86     Dec 23, 1996     746.92     Mar 21, 1997     784.10
Sep 27, 1996     686.19     Dec 24, 1996     751.03     Mar 24, 1997     790.89
Sep 30, 1996     687.33     Dec 26, 1996     755.82     Mar 25, 1997     789.07
 Oct 1, 1996     689.08     Dec 27, 1996     756.79     Mar 26, 1997     790.50

                                   Appendix B
                                     page 10

                        STANDARD & POOR'S 500 STOCK INDEX

        Date     S&P500             Date     S&P500             Date     S&P500
------------     ------     ------------     ------     ------------     ------
Mar 27, 1997     773.88     Jun 24, 1997     896.34     Sep 19, 1997     950.51
Mar 31, 1997     757.12     Jun 25, 1997     888.99     Sep 22, 1997     955.43
 Apr 1, 1997     759.64     Jun 26, 1997     883.68     Sep 23, 1997     951.93
 Apr 2, 1997     750.11     Jun 27, 1997     887.30     Sep 24, 1997     944.48
 Apr 3, 1997     750.32     Jun 30, 1997     885.14     Sep 25, 1997     937.91
 Apr 4, 1997     757.90      Jul 1, 1997     891.03     Sep 26, 1997     945.22
 Apr 7, 1997     762.13      Jul 2, 1997     904.03     Sep 29, 1997     953.34
 Apr 8, 1997     766.12      Jul 3, 1997     916.92     Sep 30, 1997     947.28
 Apr 9, 1997     760.60      Jul 7, 1997     912.20      Oct 1, 1997     955.41
Apr 10, 1997     758.34      Jul 8, 1997     918.75      Oct 2, 1997     960.46
Apr 11, 1997     737.65      Jul 9, 1997     907.54      Oct 3, 1997     965.03
Apr 14, 1997     743.73     Jul 10, 1997     913.78      Oct 6, 1997     972.69
Apr 15, 1997     754.72     Jul 11, 1997     916.68      Oct 7, 1997     983.12
Apr 16, 1997     763.53     Jul 14, 1997     918.38      Oct 8, 1997     973.84
Apr 17, 1997     761.77     Jul 15, 1997     925.76      Oct 9, 1997     970.62
Apr 18, 1997     766.34     Jul 16, 1997     936.59     Oct 10, 1997     966.98
Apr 21, 1997     760.37     Jul 17, 1997     931.61     Oct 13, 1997     968.10
Apr 22, 1997     774.61     Jul 18, 1997     915.30     Oct 14, 1997     970.28
Apr 23, 1997     773.64     Jul 21, 1997     912.94     Oct 15, 1997     965.72
Apr 24, 1997     771.18     Jul 22, 1997     933.98     Oct 16, 1997     955.23
Apr 25, 1997     765.37     Jul 23, 1997     936.56     Oct 17, 1997     944.16
Apr 28, 1997     772.96     Jul 24, 1997     940.28     Oct 20, 1997     955.61
Apr 29, 1997     794.05     Jul 25, 1997     938.79     Oct 21, 1997     972.28
Apr 30, 1997     801.34     Jul 28, 1997     936.45     Oct 22, 1997     968.49
 May 1, 1997     798.53     Jul 29, 1997     942.29     Oct 23, 1997     950.69
 May 2, 1997     812.97     Jul 30, 1997     952.29     Oct 24, 1997     941.64
 May 5, 1997     830.29     Jul 31, 1997     954.31     Oct 27, 1997     876.99
 May 6, 1997     827.76      Aug 1, 1997     947.14     Oct 28, 1997     921.85
 May 7, 1997     815.62      Aug 4, 1997     950.30     Oct 29, 1997     919.16
 May 8, 1997     820.26      Aug 5, 1997     952.37     Oct 30, 1997     903.68
 May 9, 1997     824.78      Aug 6, 1997     960.32     Oct 31, 1997     914.62
May 12, 1997     837.66      Aug 7, 1997     951.19      Nov 3, 1997     938.99
May 13, 1997     833.13      Aug 8, 1997     933.54      Nov 4, 1997     940.76
May 14, 1997     836.04     Aug 11, 1997     937.00      Nov 5, 1997     942.76
May 15, 1997     841.88     Aug 12, 1997     926.53      Nov 6, 1997     938.03
May 16, 1997     829.75     Aug 13, 1997     922.02      Nov 7, 1997     927.51
May 19, 1997     833.27     Aug 14, 1997     924.77     Nov 10, 1997     921.13
May 20, 1997     841.66     Aug 15, 1997     900.81     Nov 11, 1997     923.78
May 21, 1997     839.35     Aug 18, 1997     912.49     Nov 12, 1997     905.96
May 22, 1997     835.66     Aug 19, 1997     926.01     Nov 13, 1997     916.66
May 23, 1997     847.03     Aug 20, 1997     939.35     Nov 14, 1997     928.35
May 27, 1997     849.71     Aug 21, 1997     925.05     Nov 17, 1997     946.20
May 28, 1997     847.21     Aug 22, 1997     923.54     Nov 18, 1997     938.23
May 29, 1997     844.08     Aug 25, 1997     920.16     Nov 19, 1997     944.59
May 30, 1997     848.28     Aug 26, 1997     913.02     Nov 20, 1997     958.98
 Jun 2, 1997     846.36     Aug 27, 1997     913.70     Nov 21, 1997     963.09
 Jun 3, 1997     845.48     Aug 28, 1997     903.67     Nov 24, 1997     946.67
 Jun 4, 1997     840.11     Aug 29, 1997     899.47     Nov 25, 1997     950.82
 Jun 5, 1997     843.43      Sep 2, 1997     927.58     Nov 26, 1997     951.64
 Jun 6, 1997     858.01      Sep 3, 1997     927.86     Nov 28, 1997     955.40
 Jun 9, 1997     862.91      Sep 4, 1997     930.87      Dec 1, 1997     974.77
Jun 10, 1997     865.27      Sep 5, 1997     929.05      Dec 2, 1997     971.68
Jun 11, 1997     869.57      Sep 8, 1997     931.20      Dec 3, 1997     976.77
Jun 12, 1997     883.46      Sep 9, 1997     933.62      Dec 4, 1997     973.10
Jun 13, 1997     893.27     Sep 10, 1997     919.03      Dec 5, 1997     983.79
Jun 16, 1997     893.90     Sep 11, 1997     912.59      Dec 8, 1997     982.37
Jun 17, 1997     894.43     Sep 12, 1997     923.91      Dec 9, 1997     975.78
Jun 18, 1997     889.10     Sep 15, 1997     919.77     Dec 10, 1997     969.79
Jun 19, 1997     897.99     Sep 16, 1997     945.64     Dec 11, 1997     954.94
Jun 20, 1997     898.70     Sep 17, 1997     943.00     Dec 12, 1997     953.39
Jun 23, 1997     878.62     Sep 18, 1997     947.29     Dec 15, 1997     963.39

                                   Appendix B
                                     page 11

                        STANDARD & POOR'S 500 STOCK INDEX

        Date    S&P500             Date     S&P500             Date      S&P500
------------   --------     ------------   --------     ------------    --------
Dec 16, 1997     968.04     Mar 17, 1998   1,080.45     Jun 12, 1998    1,098.84
Dec 17, 1997     965.54     Mar 18, 1998   1,085.52     Jun 15, 1998    1,077.01
Dec 18, 1997     955.30     Mar 19, 1998   1,089.74     Jun 16, 1998    1,087.59
Dec 19, 1997     946.78     Mar 20, 1998   1,099.16     Jun 17, 1998    1,107.11
Dec 22, 1997     953.70     Mar 23, 1998   1,095.55     Jun 18, 1998    1,106.37
Dec 23, 1997     939.13     Mar 24, 1998   1,105.65     Jun 19, 1998    1,100.65
Dec 24, 1997     932.70     Mar 25, 1998   1,101.93     Jun 22, 1998    1,103.24
Dec 26, 1997     936.46     Mar 26, 1998   1,100.80     Jun 23, 1998    1,119.49
Dec 29, 1997     953.35     Mar 27, 1998   1,095.44     Jun 24, 1998    1,132.88
Dec 30, 1997     970.84     Mar 30, 1998   1,093.55     Jun 25, 1998    1,129.28
Dec 31, 1997     970.43     Mar 31, 1998   1,101.75     Jun 26, 1998    1,133.20
 Jan 2, 1998     975.04      Apr 1, 1998   1,108.15     Jun 29, 1998    1,138.49
 Jan 5, 1998     977.07      Apr 2, 1998   1,120.01     Jun 30, 1998    1,133.84
 Jan 6, 1998     966.58      Apr 3, 1998   1,122.70      Jul 1, 1998    1,148.56
 Jan 7, 1998     964.00      Apr 6, 1998   1,121.39      Jul 2, 1998    1,146.42
 Jan 8, 1998     956.05      Apr 7, 1998   1,109.55      Jul 6, 1998    1,157.31
 Jan 9, 1998     927.69      Apr 8, 1998   1,101.65      Jul 7, 1998    1,154.66
Jan 12, 1998     939.21     Apr 9, 1998    1,110.67      Jul 8, 1998    1,166.37
Jan 13, 1998     952.12     Apr 13, 1998   1,109.69      Jul 9, 1998    1,158.56
Jan 14, 1998     957.94     Apr 14, 1998   1,115.75     Jul 10, 1998    1,164.33
Jan 15, 1998     950.73     Apr 15, 1998   1,119.32     Jul 13, 1998    1,165.19
Jan 16, 1998     961.51     Apr 16, 1998   1,108.17     Jul 14, 1998    1,177.58
Jan 20, 1998     978.60     Apr 17, 1998   1,122.72     Jul 15, 1998    1,174.81
Jan 21, 1998     970.81     Apr 20, 1998   1,123.65     Jul 16, 1998    1,183.99
Jan 22, 1998     963.04     Apr 21, 1998   1,126.67     Jul 17, 1998    1,186.75
Jan 23, 1998     957.59     Apr 22, 1998   1,130.54     Jul 20, 1998    1,184.10
Jan 26, 1998     956.95     Apr 23, 1998   1,119.58     Jul 21, 1998    1,165.07
Jan 27, 1998     969.02     Apr 24, 1998   1,107.90     Jul 22, 1998    1,164.08
Jan 28, 1998     977.46     Apr 27, 1998   1,086.54     Jul 23, 1998    1,139.75
Jan 29, 1998     985.49     Apr 28, 1998   1,085.11     Jul 24, 1998    1,140.80
Jan 30, 1998     980.28     Apr 29, 1998   1,094.63     Jul 27, 1998    1,147.27
 Feb 2, 1998   1,001.27     Apr 30, 1998   1,111.77     Jul 28, 1998    1,130.24
 Feb 3, 1998   1,006.00      May 1, 1998   1,121.00     Jul 29, 1998    1,125.21
 Feb 4, 1998   1,006.90      May 4, 1998   1,122.07     Jul 30, 1998    1,142.95
 Feb 5, 1998   1,003.54      May 5, 1998   1,115.65     Jul 31, 1998    1,120.67
 Feb 6, 1998   1,012.46      May 6, 1998   1,104.92      Aug 3, 1998    1,112.44
 Feb 9, 1998   1,010.74      May 7, 1998   1,095.14      Aug 4, 1998    1,072.12
Feb 10, 1998   1,019.01      May 8, 1998   1,108.14      Aug 5, 1998    1,081.43
Feb 11, 1998   1,020.01     May 11, 1998   1,106.64      Aug 6, 1998    1,089.63
Feb 12, 1998   1,024.14     May 12, 1998   1,115.79      Aug 7, 1998    1,089.45
Feb 13, 1998   1,020.09     May 13, 1998   1,118.86     Aug 10, 1998    1,083.14
Feb 17, 1998   1,022.76     May 14, 1998   1,117.37     Aug 11, 1998    1,068.98
Feb 18, 1998   1,032.08     May 15, 1998   1,108.73     Aug 12, 1998    1,084.22
Feb 19, 1998   1,028.28     May 18, 1998   1,105.82     Aug 13, 1998    1,074.91
Feb 20, 1998   1,034.21     May 19, 1998   1,109.52     Aug 14, 1998    1,062.75
Feb 23, 1998   1,038.14     May 20, 1998   1,119.06     Aug 17, 1998    1,083.67
Feb 24, 1998   1,030.56     May 21, 1998   1,114.64     Aug 18, 1998    1,101.20
Feb 25, 1998   1,042.90     May 22, 1998   1,110.47     Aug 19, 1998    1,098.06
Feb 26, 1998   1,048.67     May 26, 1998   1,094.02     Aug 20, 1998    1,091.60
Feb 27, 1998   1,049.34     May 27, 1998   1,092.23     Aug 21, 1998    1,081.18
 Mar 2, 1998   1,047.70     May 28, 1998   1,097.60     Aug 24, 1998    1,088.14
 Mar 3, 1998   1,052.02     May 29, 1998   1,090.82     Aug 25, 1998    1,092.86
 Mar 4, 1998   1,047.33      Jun 1, 1998   1,090.98     Aug 26, 1998    1,084.19
 Mar 5, 1998   1,035.05      Jun 2, 1998   1,093.03     Aug 27, 1998    1,042.59
 Mar 6, 1998   1,055.69      Jun 3, 1998   1,082.73     Aug 28, 1998    1,027.25
 Mar 9, 1998   1,052.31      Jun 4, 1998   1,094.83     Aug 31, 1998      957.53
Mar 10, 1998   1,064.25      Jun 5, 1998   1,113.86      Sep 1, 1998      994.24
Mar 11, 1998   1,068.47      Jun 8, 1998   1,115.72      Sep 2, 1998      990.48
Mar 12, 1998   1,069.92      Jun 9, 1998   1,118.41      Sep 3, 1998      982.26
Mar 13, 1998   1,068.61     Jun 10, 1998   1,112.28      Sep 4, 1998      973.89
Mar 16, 1998   1,079.27     Jun 11, 1998   1,094.58      Sep 8, 1998    1,023.46

                                  Appendix B
                                    page 12

                        STANDARD & POOR'S 500 STOCK INDEX

        Date     S&P500             Date     S&P500              Date    S&P500
------------   --------     ------------   --------     --------------  --------
 Sep 9, 1998   1,006.20      Dec 4, 1998   1,176.74      Mar 5, 1999    1,275.47
Sep 10, 1998     980.19      Dec 7, 1998   1,187.70      Mar 8, 1999    1,282.73
Sep 11, 1998   1,009.06      Dec 8, 1998   1,181.38      Mar 9, 1999    1,279.84
Sep 14, 1998   1,029.72      Dec 9, 1998   1,183.49     Mar 10, 1999    1,286.84
Sep 15, 1998   1,037.68     Dec 10, 1998   1,165.02     Mar 11, 1999    1,297.68
Sep 16, 1998   1,045.48     Dec 11, 1998   1,166.46     Mar 12, 1999    1,294.59
Sep 17, 1998   1,018.87     Dec 14, 1998   1,141.20     Mar 15, 1999    1,307.26
Sep 18, 1998   1,020.09     Dec 15, 1998   1,162.83     Mar 16, 1999    1,306.36
Sep 21, 1998   1,023.89     Dec 16, 1998   1,161.97     Mar 17, 1999    1,297.82
Sep 22, 1998   1,029.63     Dec 17, 1998   1,179.98     Mar 18, 1999    1,316.55
Sep 23, 1998   1,066.09     Dec 18, 1998   1,188.03     Mar 19, 1999    1,299.29
Sep 24, 1998   1,042.72     Dec 21, 1998   1,202.84     Mar 22, 1999    1,297.01
Sep 25, 1998   1,044.75     Dec 22, 1998   1,203.57     Mar 23, 1999    1,262.14
Sep 28, 1998   1,048.69     Dec 23, 1998   1,228.54     Mar 24, 1999    1,268.59
Sep 29, 1998   1,049.02     Dec 24, 1998   1,226.27     Mar 25, 1999    1,289.99
Sep 30, 1998   1,017.05     Dec 28, 1998   1,225.49     Mar 26, 1999    1,282.80
 Oct 1, 1998     986.39     Dec 29, 1998   1,241.81     Mar 29, 1999    1,310.17
 Oct 2, 1998   1,002.60     Dec 30, 1998   1,231.93     Mar 30, 1999    1,300.75
 Oct 5, 1998     988.56     Dec 31, 1998   1,229.23     Mar 31, 1999    1,286.37
 Oct 6, 1998     984.59      Jan 4, 1999   1,228.10      Apr 1, 1999    1,293.72
 Oct 7, 1998     970.68      Jan 5, 1999   1,244.78      Apr 5, 1999    1,321.12
 Oct 8, 1998     959.44      Jan 6, 1999   1,272.34      Apr 6, 1999    1,317.89
 Oct 9, 1998     984.39      Jan 7, 1999   1,269.73      Apr 7, 1999    1,326.89
Oct 12, 1998     997.71      Jan 8, 1999   1,275.09      Apr 8, 1999    1,343.98
Oct 13, 1998     994.80     Jan 11, 1999   1,263.88      Apr 9, 1999    1,348.35
Oct 14, 1998   1,005.53     Jan 12, 1999   1,239.51     Apr 12, 1999    1,358.63
Oct 15, 1998   1,047.49     Jan 13, 1999   1,234.40     Apr 13, 1999    1,349.82
Oct 16, 1998   1,056.42     Jan 14, 1999   1,212.19     Apr 14, 1999    1,328.44
Oct 19, 1998   1,062.39     Jan 15, 1999   1,243.26     Apr 15, 1999    1,322.85
Oct 20, 1998   1,063.93     Jan 19, 1999   1,250.89     Apr 16, 1999    1,319.00
Oct 21, 1998   1,069.92     Jan 20, 1999   1,256.62     Apr 19, 1999    1,289.48
Oct 22, 1998   1,078.48     Jan 21, 1999   1,235.16     Apr 20, 1999    1,306.17
Oct 23, 1998   1,070.67     Jan 22, 1999   1,225.19     Apr 21, 1999    1,336.12
Oct 26, 1998   1,072.32     Jan 25, 1999   1,233.98     Apr 22, 1999    1,358.83
Oct 27, 1998   1,065.34     Jan 26, 1999   1,252.31     Apr 23, 1999    1,356.85
Oct 28, 1998   1,068.09     Jan 27, 1999   1,243.19     Apr 26, 1999    1,360.04
Oct 29, 1998   1,085.93     Jan 28, 1999   1,265.37     Apr 27, 1999    1,362.80
Oct 30, 1998   1,098.67     Jan 29, 1999   1,279.64     Apr 28, 1999    1,350.91
 Nov 2, 1998   1,111.60      Feb 1, 1999   1,273.00     Apr 29, 1999    1,342.83
 Nov 3, 1998   1,110.84      Feb 2, 1999   1,261.99     Apr 30, 1999    1,335.18
 Nov 4, 1998   1,118.67      Feb 3, 1999   1,272.07      May 3, 1999    1,354.63
 Nov 5, 1998   1,133.68      Feb 4, 1999   1,248.49      May 4, 1999    1,332.00
 Nov 6, 1998   1,141.01      Feb 5, 1999   1,239.40      May 5, 1999    1,347.31
 Nov 9, 1998   1,130.20      Feb 8, 1999   1,243.77      May 6, 1999    1,332.05
Nov 10, 1998   1,128.26      Feb 9, 1999   1,216.14      May 7, 1999    1,345.00
Nov 11, 1998   1,120.97     Feb 10, 1999   1,223.55     May 10, 1999    1,340.30
Nov 12, 1998   1,117.69     Feb 11, 1999   1,254.04     May 11, 1999    1,355.61
Nov 13, 1998   1,125.72     Feb 12, 1999   1,230.13     May 12, 1999    1,364.00
Nov 16, 1998   1,135.86     Feb 16, 1999   1,241.87     May 13, 1999    1,367.56
Nov 17, 1998   1,139.32     Feb 17, 1999   1,224.03     May 14, 1999    1,337.80
Nov 18, 1998   1,144.48     Feb 18, 1999   1,237.28     May 17, 1999    1,339.49
Nov 19, 1998   1,152.61     Feb 19, 1999   1,239.19     May 18, 1999    1,333.32
Nov 20, 1998   1,163.55     Feb 22, 1999   1,272.14     May 19, 1999    1,344.23
Nov 23, 1998   1,188.21     Feb 23, 1999   1,271.18     May 20, 1999    1,338.83
Nov 24, 1998   1,182.99     Feb 24, 1999   1,253.41     May 21, 1999    1,330.29
Nov 25, 1998   1,186.87     Feb 25, 1999   1,245.02     May 24, 1999    1,306.65
Nov 27, 1998   1,192.29     Feb 26, 1999   1,238.33     May 25, 1999    1,284.40
Nov 30, 1998   1,163.63      Mar 1, 1999   1,236.16     May 26, 1999    1,304.76
 Dec 1, 1998   1,175.28      Mar 2, 1999   1,225.50     May 27, 1999    1,281.41
 Dec 2, 1998   1,171.25      Mar 3, 1999   1,227.70     May 28, 1999    1,301.84
 Dec 3, 1998   1,150.14      Mar 4, 1999   1,246.64      Jun 1, 1999    1,294.26

                                  Appendix B
                                    page 13

                        STANDARD & POOR'S 500 STOCK INDEX

        Date     S&P500            Date     S&P500             Date      S&P500
------------   --------     ------------   --------     ------------    --------
 Jun 2, 1999   1,294.81     Aug 27, 1999   1,348.27     Nov 23, 1999    1,404.64
 Jun 3, 1999   1,299.54     Aug 30, 1999   1,324.02     Nov 24, 1999    1,417.08
 Jun 4, 1999   1,327.75     Aug 31, 1999   1,320.41     Nov 26, 1999    1,416.62
 Jun 7, 1999   1,334.52      Sep 1, 1999   1,331.07     Nov 29, 1999    1,407.83
 Jun 8, 1999   1,317.33      Sep 2, 1999   1,319.11     Nov 30, 1999    1,388.91
 Jun 9, 1999   1,318.64      Sep 3, 1999   1,357.24      Dec 1, 1999    1,397.72
Jun 10, 1999   1,302.82      Sep 7, 1999   1,350.45      Dec 2, 1999    1,409.04
Jun 11, 1999   1,293.64      Sep 8, 1999   1,344.15      Dec 3, 1999    1,433.30
Jun 14, 1999   1,294.00      Sep 9, 1999   1,347.66      Dec 6, 1999    1,423.34
Jun 15, 1999   1,301.16     Sep 10, 1999   1,351.66      Dec 7, 1999    1,409.17
Jun 16, 1999   1,330.41     Sep 13, 1999   1,344.13      Dec 8, 1999    1,403.88
Jun 17, 1999   1,339.90     Sep 14, 1999   1,336.29      Dec 9, 1999    1,408.11
Jun 18, 1999   1,342.84     Sep 15, 1999   1,317.97     Dec 10, 1999    1,417.04
Jun 21, 1999   1,349.00     Sep 16, 1999   1,318.48     Dec 13, 1999    1,415.22
Jun 22, 1999   1,335.88     Sep 17, 1999   1,335.42     Dec 14, 1999    1,403.17
Jun 23, 1999   1,333.06     Sep 20, 1999   1,335.53     Dec 15, 1999    1,413.33
Jun 24, 1999   1,315.78     Sep 21, 1999   1,307.58     Dec 16, 1999    1,418.78
Jun 25, 1999   1,315.31     Sep 22, 1999   1,310.51     Dec 17, 1999    1,421.05
Jun 28, 1999   1,331.35     Sep 23, 1999   1,280.41     Dec 20, 1999    1,418.09
Jun 29, 1999   1,351.45     Sep 24, 1999   1,277.36     Dec 21, 1999    1,433.43
Jun 30, 1999   1,372.71     Sep 27, 1999   1,283.31     Dec 22, 1999    1,436.13
 Jul 1, 1999   1,380.96     Sep 28, 1999   1,282.20     Dec 23, 1999    1,458.34
 Jul 2, 1999   1,391.22     Sep 29, 1999   1,268.37     Dec 27, 1999    1,457.09
 Jul 6, 1999   1,388.12     Sep 30, 1999   1,282.71     Dec 28, 1999    1,457.66
 Jul 7, 1999   1,395.86      Oct 1, 1999   1,282.81     Dec 29, 1999    1,463.46
 Jul 8, 1999   1,394.42      Oct 4, 1999   1,304.60     Dec 30, 1999    1,464.47
 Jul 9, 1999   1,403.28      Oct 5, 1999   1,301.35     Dec 31, 1999    1,469.25
Jul 12, 1999   1,399.10      Oct 6, 1999   1,325.40      Jan 3, 2000    1,455.22
Jul 13, 1999   1,393.56      Oct 7, 1999   1,317.64      Jan 4, 2000    1,399.42
Jul 14, 1999   1,398.17      Oct 8, 1999   1,336.02      Jan 5, 2000    1,402.11
Jul 15, 1999   1,409.62     Oct 11, 1999   1,335.21      Jan 6, 2000    1,403.45
Jul 16, 1999   1,418.78     Oct 12, 1999   1,313.04      Jan 7, 2000    1,441.47
Jul 19, 1999   1,407.65     Oct 13, 1999   1,285.55     Jan 10, 2000    1,457.60
Jul 20, 1999   1,377.10     Oct 14, 1999   1,283.42     Jan 11, 2000    1,438.56
Jul 21, 1999   1,379.29     Oct 15, 1999   1,247.41     Jan 12, 2000    1,432.25
Jul 22, 1999   1,360.97     Oct 18, 1999   1,254.13     Jan 13, 2000    1,449.68
Jul 23, 1999   1,356.94     Oct 19, 1999   1,261.32     Jan 14, 2000    1,465.15
Jul 26, 1999   1,347.76     Oct 20, 1999   1,289.43     Jan 18, 2000    1,455.14
Jul 27, 1999   1,362.84     Oct 21, 1999   1,283.61     Jan 19, 2000    1,455.90
Jul 28, 1999   1,365.40     Oct 22, 1999   1,301.65     Jan 20, 2000    1,445.57
Jul 29, 1999   1,341.03     Oct 25, 1999   1,293.63     Jan 21, 2000    1,441.36
Jul 30, 1999   1,328.72     Oct 26, 1999   1,281.91     Jan 24, 2000    1,401.53
 Aug 2, 1999   1,328.05     Oct 27, 1999   1,296.71     Jan 25, 2000    1,410.03
 Aug 3, 1999   1,322.18     Oct 28, 1999   1,342.44     Jan 26, 2000    1,404.09
 Aug 4, 1999   1,305.33     Oct 29, 1999   1,362.93     Jan 27, 2000    1,398.56
 Aug 5, 1999   1,313.71      Nov 1, 1999   1,354.12     Jan 28, 2000    1,360.16
 Aug 6, 1999   1,300.29      Nov 2, 1999   1,347.74     Jan 31, 2000    1,394.46
 Aug 9, 1999   1,297.80      Nov 3, 1999   1,354.93
Aug 10, 1999   1,281.43      Nov 4, 1999   1,362.64
Aug 11, 1999   1,301.93      Nov 5, 1999   1,370.23
Aug 12, 1999   1,298.16      Nov 8, 1999   1,377.01
Aug 13, 1999   1,327.68      Nov 9, 1999   1,365.28
Aug 16, 1999   1,330.77     Nov 10, 1999   1,373.46
Aug 17, 1999   1,344.16     Nov 11, 1999   1,381.46
Aug 18, 1999   1,332.84     Nov 12, 1999   1,396.06
Aug 19, 1999   1,323.59     Nov 15, 1999   1,394.39
Aug 20, 1999   1,336.61     Nov 16, 1999   1,420.03
Aug 23, 1999   1,360.22     Nov 17, 1999   1,410.71
Aug 24, 1999   1,363.50     Nov 18, 1999   1,424.94
Aug 25, 1999   1,381.79     Nov 19, 1999   1,422.00
Aug 26, 1999   1,362.01     Nov 22, 1999   1,420.94

                                 Appendix B

                                    PART C
                               OTHER INFORMATION

Item 24.      Financial Statements and Exhibits
              ---------------------------------

              (a) Financial Statements.

                  Included in Part A of the Registration Statement:

                  For the Permanent Portfolio:

                    Financial Highlights for each share outstanding for the years ended January 31, 1996 through 2000.

                  For the Treasury Bill Portfolio:

                    Financial Highlights for each share outstanding for the years ended January 31, 1996 through 2000.

                  For the Versatile Bond Portfolio:

                    Financial Highlights for each share outstanding for the years ended January 31, 1996 through 2000.

                  For the Aggressive Growth Portfolio:

                    Financial Highlights for each share outstanding for the years ended January 31, 1996 through 2000.

                  Included in Part B of the Registration Statement:

                  For the Permanent Portfolio:

                    Schedule of Investments at January 31, 2000.
                    Statement of Assets and Liabilities at January 31, 2000. Statement of Operations for the Year Ended January 31, 2000. Statements of Changes in Net Assets for the Years Ended January 31, 1999 and 2000.

                  For the Treasury Bill Portfolio:

                    Schedule of Investments at January 31, 2000.
                    Statement of Assets and Liabilities at January 31, 2000. Statement of Operations for the Year Ended January 31, 2000. Statements of Changes in Net Assets for the Years Ended January 31, 1999 and 2000.

                  For the Versatile Bond Portfolio:

                    Schedule of Investments at January 31, 2000.
                    Statement of Assets and Liabilities at January 31, 2000. Statement of Operations for the Year Ended January 31, 2000. Statements of Changes in Net Assets for the Years Ended January 31, 1999 and 2000.

                  For the Aggressive Growth Portfolio:

                    Schedule of Investments at January 31, 2000.
                    Statement of Assets and Liabilities at January 31, 2000. Statement of Operations for the Year Ended January 31, 2000. Statements of Changes in Net Assets for the Years Ended January 31, 1999 and 2000.

                  For all Portfolios:

                    Notes to Financial Statements.
                    Independent Auditors' Report of Tait, Weller & Baker.

                  Schedules Omitted:

                    Required schedules are included in Registrant's Reports.

              (b) Exhibits.

                  (1.1) Copy of Articles of Incorporation of Registrant. (a)

                  (1.2) Copy  of  Amendment  to  Articles  of  Incorporation  of
                        Registrant. (f)

                  (2.1) Copy of  Bylaws  (a) and  Amendments  to  Bylaws  (d) of
                        Registrant.

                  (2.2) Copy of Amendment to Bylaws of Registrant. (j)

                  (2.3) Copy of Amended and Restated Bylaws of Registrant. (n)

                  (3)   None.

                  (4)   Specimen copy of Common Stock of Registrant. (a)

                  (5) Copy of Investment Advisory Contract by and between Registrant and World Money Managers dated June 19, 1996.
                        (q)

                  (6)   None.

                  (7)   None.

                  (8.1) Copy of Custodian Contract by and between Registrant and
                        State Street Bank and Trust Company. (c)

                  (8.2) Copy of  Sub-Custodian  Contract  by and  between  State
                        Street Bank and Trust Company and Bank of Delaware.(e)

                  (8.3) Copy of Sub-Custodian  Contract by and between The Chase
                        Manhattan Bank, N.A. and State Street Bank and Trust Company. (e)

                  (8.4) Copy of  Agreement  by and between  The Chase  Manhattan
                        Bank, N.A. and Registrant. (f)

                  (8.5) Copy of Amendment  to Custodian  Contract by and between
                        Registrant and State Street Bank and Trust Company. (h)

                  (8.6) Copy of Amendment  to Custodian  Contract by and between
                        Registrant and State Street Bank and Trust Company. (p)

                  (9.1) Copy  of  Transfer   Agent   Agreement  by  and  between
                        Registrant and AIM Financial Services, Inc. (f)

                  (9.2) Copy of  Administrative  Agreement by and between  World
                        Money Managers and Permanent Portfolio Information, Inc.(f)

                 (10) Opinion and Consent of Richard B. Rolnick, Esq., filed with respect to the Registration Statement under the Securities Act of 1933. (l)

                 (11)   Consent  and  Report  of  Ernst  &  Young,   Independent
                        Auditors. (o)

                 (11.1) Consent  and  Report of Ernst & Young  LLP,  Independent
                        Auditors. (p)

                 (11.2) Consent and Report of KPMG LLP, Independent Auditors.

                 (11.3) Consent of Tait, Weller & Baker, Independent Auditors.

                 (12)   None.

                 (13)   None.

                 (14) Copy of prototype of Individual Retirement Account Custodial Account Agreement to be entered into by those of Registrant's shareholders who so desire and Registrant's Custodian. (g)

                 (14.1) Copy  of   Universal   Individual   Retirement   Account
                        Information Kit for Traditional and Roth IRAs, including Adoption Agreement and Transfer Form, effective January 1, 1998, to be entered into by those of Registrant's, shareholders who so desire & Registrant's Custodian. (r)

                 (14.2) Copy  of  Retirement  Plan Custodial  Services Agreement
                        by and between Registrant and State Street Bank & Trust Company dated October 21, 1999.

                 (15)   None.

                 (16)   Schedules of Calculations of Performance Data.

                 (17)   None

                 (18)   Code of Ethics of Registrant and World Money Managers.

         -----------------

     (a)  Filed as Exhibits  (1),  (2) and (4),  respectively,  to  Registrant's
          Registration Statement on Form N-1, filed with the Commission on January 12, 1982, and incorporated herein by this reference.

     (c) Filed as Exhibit (8) to Amendment No. 2 to Registrant's Registration Statement on Form N-1, filed with the Commission on July 8, 1982, and incorporated herein by this reference.

     (d) Filed as Exhibit (2) to Amendment No. 3 to Registrant's Registration Statement on Form N-1, filed with the Commission on October 12, 1982, and incorporated herein by this reference.

     (e) Filed as Exhibit (8) to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed with the Commission on April 1, 1985, and incorporated herein by this reference.

     (f) Filed as Exhibits (1), (8) and (9), respectively, to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, filed with the Commission on March 7, 1986, and incorporated herein by this reference.

     (g) Filed as Exhibit (14) to Registrant's Annual Report on Form N-1R for the year ended December 31, 1983 and the month ended January 31, 1984, and incorporated herein by this reference.

     (h) Filed as Exhibit (8) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A, filed with the Commission on March 17, 1987, and incorporated herein by this reference.

     (i) Filed as Exhibit (10) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed with the
          Commission on March 31, 1988, and incorporated herein by this reference.

     (j) Filed as Exhibit (2) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed with the Commission on May 31, 1990, and incorporated herein by this reference.

     (l) Filed as Exhibit (10) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the
          Commission  on  July  29,  1991,  and  incorporated   herein  by  this
          reference.

     (n) Filed as Exhibit (2) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed with the Commission on June 1, 1993, and incorporated herein by this reference.

     (o) Filed as Exhibit (11) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed with the
          Commission  on  April  5,  1994,  and  incorporated   herein  by  this
          reference.

     (p) Filed as Exhibits (8) and (11), respectively, to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed with the Commission on May 31, 1995, and incorporated herein by this reference.

     (q) Filed as Exhibit (5) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed with the Commission on July 3, 1997, and incorporated herein by this reference.

     (r) Filed as Exhibit (14.1) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed with the
          Commission  on  July  26,  1999,  and  incorporated   herein  by  this
          reference.

Item 25.      Persons Controlled by or Under Common Control with Registrant
              -------------------------------------------------------------

              None.

Item 26.      Number of Holders of Securities
              -------------------------------

              The number of record  holders of  the only class of  securities of
              Registrant  issued  and  outstanding  as of  May 5, 2000   was  as
              follows:

                    Title of Class           Number of Record Holders
              -----------------------------  ------------------------
              Common Stock, $.001 par value:
                   Permanent Portfolio            2,737
                   Treasury Bill Portfolio        2,317
                   Versatile Bond Portfolio         451
                   Aggressive Growth Portfolio      822
                                                 ------
              Total                               6,327
                                                 ======

Item 27.      Indemnification
              ---------------

              Reference is made to Part One, Paragraph (5) of the Investment Advisory Contract filed as Exhibit (5) hereto.

              Reference is made to Section 2-418 of the Maryland Corporations and Associations Law, which generally provides for indemnification of directors, officers, employees and agents by reason of service in that capacity unless it is established that the act or omission of the person was material to the matter giving rise to the proceeding, and was committed in bad faith or was the result of active or deliberate dishonesty, or the person actually received an improper personal benefit in money, property or services, or, in the case of any criminal proceeding, the person had reasonable cause to believe that the act or omission was unlawful.

              Reference is made to Article VIII of the Amended and Restated Bylaws of the Registrant filed as Exhibit (2.3) hereto.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Adviser
              ----------------------------------------------------

              See "Management" in the Prospectus included as part A of this Registration Statement and "Organization and Management" in the Statement of Additional Information included as part B of this Registration Statement.

Item 29.      Principal Underwriters
              ----------------------

              (a) None.

              (b) None.

              (c) None.

Item 30.      Location of Accounts and Records
              --------------------------------

              Accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 promulgated thereunder are maintained and held in the offices of Registrant and its Investment Adviser, 625 Second Street, Suite 102, Petaluma, California 94952.

              Records covering shareholder accounts are maintained and kept by Registrant's Transfer Agent, Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108.

              Records covering portfolio transactions are maintained and kept by Registrant's Custodian, State Street Bank and Trust Company, The Joseph Palmer Building-North Wing, One Heritage Drive, North Quincy, Massachusetts 02171.

Item 31.      Management Services
              -------------------

              Inapplicable.

Item 32.      Undertakings
              ------------

              Inapplicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 25 to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Petaluma, and State of California on the 30th day of May, 2000.


                                       PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.



                                        By   TERRY COXON
                                            -----------------------------------
                                             Terry Coxon, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 25 to Registration Statement has been signed below by the following persons in the capacities indicated on May 30, 2000.



*DAVID P. BERGLAND                  Director
-----------------------------
David P. Bergland


*HUGH A. BUTLER                     Director
-----------------------------
Hugh A. Butler


TERRY COXON                         President and Director
-----------------------------       (principal executive officer)
Terry Coxon


MICHAEL J. CUGGINO                  Treasurer and Director
-----------------------------       (principal financial and accounting officer)
Michael J. Cuggino


ROBERT B. MARTIN, JR.               Secretary and Director
-----------------------------
Robert B. Martin, Jr.


*MARK TIER                          Director
-----------------------------
Mark Tier


*By:       TERRY COXON
    ------------------------------------
           Terry Coxon, Attorney-in-fact